UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                                  2 Oliver St.
                                Boston, MA 02109
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31, 2005

                   DATE OF REPORTING PERIOD: NOVEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.


[BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS



                          Semi-Annual Report as of November 30, 2004 (Unaudited)


                                             SEI INSTITUTIONAL INVESTMENTS TRUST


                                                                  Large Cap Fund

                                               Large Cap Disciplined Equity Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                       Small/Mid Cap Equity Fund

                                                          Core Fixed Income Fund

                                                         Long Duration Bond Fund

                                                     Extended Duration Bond Fund

                                                       International Equity Fund

TABLE OF CONTENTS

------------------------------------------------------------

Statements of Net Assets/Schedules of Investments          1
------------------------------------------------------------

Statements of Assets and Liabilities                      81
------------------------------------------------------------

Statements of Operations                                  82
------------------------------------------------------------

Statements of Changes in Net Assets                       84
------------------------------------------------------------

Financial Highlights                                      87
------------------------------------------------------------

Notes to Financial Statements                             89
------------------------------------------------------------

Disclosure of Fund Expenses                               99
------------------------------------------------------------

Shareholder Voting Results                               101
------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND

November 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

25.3%  Financials
14.9%  Consumer Discretionary
13.6%  Information Technology
 9.9%  Industrials
 9.4%  Health Care
 7.2%  Consumer Staples
 6.8%  Energy
 3.9%  Short-Term Investments
 2.9%  Telecommunication Services
 2.3%  Materials
 2.2%  Utilities
 1.4%  Asset-Backed Securities
 0.2%  U.S. Treasury Obligations

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.7%

CONSUMER DISCRETIONARY -- 16.1%
   Aeropostale*                                           16,000    $       456
   Autoliv                                                73,933          3,456
   Autonation*                                            47,500            880
   Barnes & Noble*                                        23,900            647
   Bed Bath & Beyond*                                    104,900          4,188
   Black & Decker                                         15,600          1,312
   BorgWarner                                             22,600          1,131
   Brunswick                                              11,300            552
   Carmax (B)*                                            43,398          1,209
   Centex                                                 18,574            975
   Clear Channel Communications                          215,080          7,244
   Comcast, Cl A*                                         64,680          1,943
   Comcast, Special Cl A (B)*                             54,996          1,631
   Dana                                                   85,100          1,391
   Darden Restaurants                                      7,900            215
   Delphi                                                202,300          1,821
   Dollar Tree Stores*                                    28,868            803
   DR Horton (B)                                          90,222          3,177
   Eastman Kodak                                          47,100          1,541
   eBay (B)*                                             235,482         26,480
   EchoStar Communications, Cl A*                        254,801          8,355
   Family Dollar Stores                                   71,604          2,098
   Federated Department Stores                            52,783          2,892
   Ford Motor (B)                                        212,200          3,009
   Fortune Brands                                         10,000            785
   GameStop, Cl B*                                        10,154            215
   Gannett                                                44,100          3,638
   General Motors (B)                                     72,161          2,785
   Harrah's Entertainment (B)                             51,834          3,183
   Hasbro                                                 41,300            786
   Home Depot                                            223,098          9,314
   International Game Technology (B)                     180,000          6,363
   Interpublic Group (B)*                                 37,300            463
   JC Penney                                              58,200          2,246
   Johnson Controls                                       17,600          1,081
   Jones Apparel Group                                    35,000          1,243

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   KB Home                                                 9,800    $       861
   Kmart Holding (B)*                                     11,800          1,213
   Knight-Ridder                                          12,300            837
   Kohl's*                                               199,096          9,190
   Lamar Advertising, Cl A*                               37,021          1,460
   Lennar, Cl A (B)                                       51,274          2,304
   Liberty Media International, Cl A*                    162,628          7,003
   Liberty Media, Cl A*                                  118,147          1,220
   Limited                                               193,038          4,718
   Lowe's                                                185,715         10,276
   Magna International, Cl A                               4,600            364
   Marriott International, Cl A                          238,248         13,544
   May Department Stores                                  22,395            630
   Maytag (B)                                             25,200            506
   McDonald's                                            567,400         17,442
   McGraw-Hill                                            83,470          7,323
   McLeodUSA, Cl A (B) (F)*                               92,300             --
   MGM Mirage*                                            90,000          5,247
   Nordstrom                                               7,800            341
   NVR (B)*                                                3,300          2,280
   OfficeMax                                               8,540            258
   Omnicom Group                                          46,353          3,755
   Petsmart (B)                                           57,700          1,977
   Polaris Industries (B)                                 17,300          1,140
   Pulte Homes (B)                                         9,500            525
   RadioShack                                              5,500            174
   Saks                                                   44,800            623
   Sears Roebuck                                          14,200            739
   Sherwin-Williams                                       62,832          2,802
   Stanley Works                                          74,019          3,461
   Staples                                               300,000          9,573
   Starwood Hotels & Resorts Worldwide                    27,801          1,454
   Station Casinos                                        13,000            741
   Target                                                136,000          6,966
   Timberland, Cl A*                                      16,100          1,020
   Time Warner (B)*                                      866,137         15,339
   Univision Communications, Cl A (B)*                   138,225          4,161
   Valassis Communications*                               44,086          1,497
   VF                                                     38,000          2,052
   Viacom, Cl B                                          225,500          7,825
   Walt Disney                                           356,426          9,581
   Wendy's International                                  32,800          1,170
   Whirlpool                                              13,200            852
   XM Satellite Radio Holdings, Cl A (B)*                302,900         11,180
   Zale*                                                  38,400          1,123
                                                                    -----------
                                                                        286,255
                                                                    -----------

CONSUMER STAPLES -- 7.8%
   Adolph Coors, Cl B                                     11,900            891
   Albertson's (B)                                        75,000          1,898
   Altria Group (B)                                      274,771         15,797
   Archer-Daniels-Midland                                203,600          4,316
   Avon Products                                          84,062          3,156


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004       1

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   BJ's Wholesale Club (B)*                               27,900    $       828
   Clorox                                                 16,400            904
   Coca-Cola                                              83,405          3,279
   Coca-Cola Enterprises                                  52,576          1,094
   Colgate-Palmolive                                      72,087          3,315
   ConAgra Foods                                          35,300            955
   Costco Wholesale (B)                                   62,500          3,038
   CVS                                                    59,600          2,704
   Dean Foods (B)*                                        23,600            747
   Energizer Holdings (B)*                                81,786          3,819
   General Mills                                          31,486          1,432
   Gillette                                              365,903         15,913
   Kellogg                                                37,000          1,617
   Kimberly-Clark                                         68,600          4,364
   Kroger*                                               120,100          1,943
   Pepsi Bottling Group                                   67,700          1,897
   PepsiAmericas                                          39,500            834
   PepsiCo                                               234,598         11,709
   Procter & Gamble                                      219,310         11,729
   Reynolds American (B)                                  31,500          2,382
   Rite Aid*                                             111,400            409
   Safeway*                                               48,572            936
   Sara Lee                                               58,500          1,374
   Supervalu                                              87,100          2,751
   Tyson Foods, Cl A                                      60,000            983
   UST                                                    28,800          1,268
   Wal-Mart Stores                                       380,886         19,829
   Walgreen                                              190,000          7,254
   Wm. Wrigley Jr                                         48,249          3,320
                                                                    -----------
                                                                        138,685
                                                                    -----------

ENERGY -- 7.3%
   Amerada Hess (B)                                       34,400          3,056
   Anadarko Petroleum                                     20,300          1,413
   Burlington Resources                                   67,500          3,133
   ChevronTexaco                                         416,236         22,727
   ConocoPhillips                                        265,213         24,132
   Devon Energy                                           34,800          1,441
   El Paso*                                               92,431            965
   Exxon Mobil                                           985,137         50,488
   Marathon Oil                                           54,253          2,140
   Nabors Industries (B)*                                  4,700            244
   Newfield Exploration*                                  14,700            924
   Noble Energy                                            8,287            529
   Occidental Petroleum                                   51,641          3,109
   Petrokazakhstan, Cl A                                  29,000          1,218
   Schlumberger                                          102,015          6,695
   Sunoco                                                 12,200          1,007
   Unocal                                                 47,223          2,174
   Western Gas Resources                                  16,600            515
   Williams                                              102,000          1,700
   XTO Energy                                             62,275          2,264
                                                                    -----------
                                                                        129,874
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

FINANCIALS -- 21.7%
   A.G. Edwards                                           34,800    $     1,361
   ACE                                                     3,600            145
   Aflac                                                   8,700            327
   Allstate                                               94,049          4,749
   AMBAC Financial Group                                  14,793          1,203
   American Express (B)                                   84,200          4,691
   American International Group                          306,367         19,408
   AmSouth Bancorp                                        63,770          1,654
   Archstone-Smith Trust+                                 13,700            500
   Astoria Financial                                      31,674          1,314
   Bank of America                                       775,918         35,902
   Bank of Hawaii                                         30,900          1,500
   Bank of New York                                       17,975            592
   BB&T (B)                                               27,433          1,165
   Bear Stearns                                           21,300          2,078
   Capital One Financial (B)                              35,400          2,782
   CBL & Associates Properties+                            7,900            579
   Charles Schwab                                        977,241         10,535
   Chicago Mercantile Exchange (B)                        25,000          4,893
   Chubb (B)                                              55,616          4,238
   CIT Group                                              26,400          1,129
   Citigroup                                             893,733         39,995
   Comerica                                               54,991          3,382
   Commerce Bancorp (B)                                   15,200            950
   Countrywide Financial                                  76,200          2,531
   Doral Financial                                         7,200            334
   Eaton Vance                                            23,600          1,132
   Equity Office Properties Trust+                       142,652          3,916
   Equity Residential+                                    46,300          1,561
   Fannie Mae                                             91,974          6,319
   Fidelity National Financial                            43,134          1,850
   First American                                         64,615          2,129
   First Horizon National                                 44,069          1,926
   Franklin Resources (B)                                 85,100          5,585
   Freddie Mac                                           121,194          8,273
   Fremont General                                        24,300            578
   Friedman Billings Ramsey Group,
      Cl A (B)+                                           80,000          1,530
   General Growth Properties+                             64,900          2,227
   Genworth Financial, Cl A (B)                           19,900            523
   Golden West Financial                                  10,610          1,265
   Goldman Sachs Group                                   192,658         20,183
   Hartford Financial Services Group                      48,975          3,134
   Hibernia, Cl A                                         53,540          1,548
   Huntington Bancshares                                  86,473          2,098
   Independence Community Bank                            41,953          1,782
   IndyMac Bancorp                                        22,200            721
   IPC Holdings                                           10,100            430
   Jefferson-Pilot                                        62,883          3,093
   JPMorgan Chase                                        463,409         17,447
   Keycorp                                               129,118          4,298
   Legg Mason                                             10,350            705


--------------------------------------------------------------------------------
2       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers Holdings                               82,761    $     6,934
   Lincoln National                                      102,800          4,731
   Loews                                                  17,800          1,244
   Marshall & Ilsley                                      21,600            900
   MBIA (B)                                               59,361          3,559
   MBNA                                                  279,633          7,427
   Merrill Lynch                                          94,162          5,246
   Metlife                                               147,000          5,733
   Moody's                                               139,764         11,286
   Morgan Stanley                                        104,127          5,284
   National City (B)                                     217,696          8,072
   Nationwide Financial Services, Cl A                    14,700            552
   Northern Trust                                        150,000          7,056
   Old Republic International                             27,000            675
   Plum Creek Timber+                                     50,100          1,854
   PMI Group                                              36,600          1,507
   PNC Financial Services Group                           88,786          4,830
   Popular                                                73,204          1,940
   Principal Financial Group                              57,900          2,182
   Progressive                                            12,300          1,119
   Prudential Financial                                   25,200          1,234
   Radian Group (B)                                       19,300            989
   Raymond James Financial                                15,000            444
   Regions Financial (B)                                  56,566          1,979
   Safeco (B)                                             21,300          1,032
   St. Joe                                                17,900            982
   St. Paul Travelers                                     81,316          2,966
   Stancorp Financial Group                               14,800          1,170
   State Street                                           60,423          2,692
   SunTrust Banks                                         71,566          5,103
   T Rowe Price Group                                     29,000          1,716
   Torchmark                                              33,600          1,845
   US Bancorp                                            237,520          7,038
   Wachovia                                              288,160         14,912
   Washington Mutual                                     100,024          4,072
   Webster Financial (B)                                  32,991          1,651
   Wells Fargo                                           136,309          8,420
   Willis Group Holdings                                  31,724          1,201
   XL Capital, Cl A                                       10,158            765
   Zions Bancorporation                                   16,100          1,071
                                                                    -----------
                                                                        385,603
                                                                    -----------

HEALTH CARE -- 10.2%
   Advanced Medical Optics*                               48,000          1,996
   Aetna                                                  12,000          1,422
   Alcon                                                   7,108            530
   Allergan                                              115,000          8,453
   AmerisourceBergen                                      22,700          1,338
   Amgen*                                                200,175         12,019
   Applera - Applied Biosystems Group                     85,849          1,760
   Bausch & Lomb                                          12,300            724
   Beckman Coulter (B)                                    50,000          3,273
   Becton Dickinson                                       33,500          1,835

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Boston Scientific*                                    142,400    $     4,957
   Bristol-Myers Squibb                                  173,645          4,081
   Cardinal Health                                        12,800            669
   Caremark Rx*                                          180,911          6,469
   Celgene (B)*                                           53,000          1,453
   Cigna                                                  28,200          1,975
   Eli Lilly                                             132,822          7,083
   Fisher Scientific International*                       32,500          1,838
   Genentech*                                            371,240         17,912
   Genzyme*                                               44,800          2,509
   Gilead Sciences*                                       50,000          1,723
   Guidant                                                40,611          2,633
   HCA (B)                                                17,262            680
   Humana*                                                86,400          2,144
   Johnson & Johnson                                     172,462         10,403
   Laboratory of America Holdings*                        42,000          2,014
   McKesson                                               36,800          1,087
   Medtronic                                             429,842         20,654
   Merck                                                 191,423          5,364
   PerkinElmer                                           122,383          2,610
   Pfizer                                                605,799         16,823
   UnitedHealth Group                                      8,000            663
   VCA Antech*                                            80,000          1,485
   WellPoint (B)*                                          9,500            963
   WellPoint Health Networks*                            108,954         13,630
   Wyeth                                                 188,009          7,496
   Zimmer Holdings*                                      110,000          8,976
                                                                    -----------
                                                                        181,644
                                                                    -----------

INDUSTRIALS -- 10.7%
   3M                                                     55,588          4,424
   Apollo Group, Cl A (B)*                                37,600          2,997
   Boeing (B)                                             78,400          4,200
   Brink's                                                 3,300            127
   Burlington Northern Santa Fe                          185,166          8,340
   Caterpillar                                            65,454          5,992
   Cendant (B)                                           455,751         10,332
   Cintas                                                123,350          5,516
   Cooper Industries, Cl A                                29,200          1,936
   CSX                                                    29,649          1,131
   Cummins                                                11,100            884
   Deere                                                  57,900          4,153
   Deluxe                                                 34,800          1,376
   Eaton                                                  53,324          3,594
   Emerson Electric                                       19,379          1,295
   Expeditors International Washington                   150,000          7,989
   Fastenal                                               61,823          3,781
   General Dynamics                                       32,300          3,500
   General Electric                                    1,370,300         48,454
   Goodrich                                               32,145          1,021
   Graco                                                   7,000            256
   HNI                                                    22,100            937
   Honeywell International                                96,528          3,410


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004       3

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Hubbell, Cl B                                          14,450    $       702
   Illinois Tool Works                                    37,700          3,552
   L-3 Communications Holdings                            12,800            953
   Lockheed Martin                                        43,100          2,622
   Masco                                                 114,112          4,025
   Norfolk Southern                                       42,782          1,469
   Northrop Grumman                                       86,600          4,878
   Paccar                                                 14,400          1,125
   Parker Hannifin                                         5,721            428
   Raytheon                                               34,200          1,380
   Rockwell Automation                                    42,400          2,006
   Rockwell Collins                                       47,000          1,873
   RR Donnelley & Sons                                    46,816          1,624
   Ryder System                                            6,200            333
   SPX (B)                                                32,200          1,324
   Teekay Shipping                                        26,200          1,395
   Textron                                                30,862          2,241
   Tyco International                                    110,300          3,747
   United Parcel Service, Cl B                           222,741         18,744
   United Technologies                                    33,000          3,220
   Viad                                                      500             12
   Weight Watchers International (B)*                    160,000          6,344
                                                                    -----------
                                                                        189,642
                                                                    -----------

INFORMATION TECHNOLOGY -- 14.8%
   Activision*                                            74,300          1,168
   Adobe Systems                                          22,000          1,332
   Advanced Micro Devices (B)*                            65,000          1,383
   Arrow Electronics (B)*                                 35,065            860
   ATI Technologies*                                      98,000          1,901
   Autodesk (B)                                           39,700          2,597
   Automatic Data Processing                              38,140          1,737
   Avnet*                                                 63,500          1,168
   Cisco Systems*                                        755,899         14,143
   Cognizant Technology Solutions, Cl A*                  31,000          1,182
   Comverse Technology (B)*                               86,000          1,829
   Convergys*                                             54,400            809
   Cypress Semiconductor*                                 10,900            107
   Dell*                                                 354,370         14,359
   Earthlink*                                             16,100            175
   Electronic Arts (B)*                                   43,472          2,126
   Electronic Data Systems                                23,800            534
   EMC*                                                  333,376          4,474
   First Data                                            638,144         26,221
   Fiserv*                                               145,339          5,597
   Flextronics International (B)*                         46,315            665
   Google, Cl A (B)*                                      10,500          1,922
   Harris                                                 17,000          1,125
   Hewlett-Packard                                       454,045          9,081
   Ingram Micro, Cl A*                                   127,085          2,445
   Intel                                                 618,151         13,816
   International Business Machines                       106,903         10,075
   Intuit*                                               135,000          5,648

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Juniper Networks (B)*                                  64,500    $     1,776
   Lexmark International, Cl A*                           72,000          6,113
   Linear Technology (B)                                 204,033          7,786
   Lucent Technologies (B)*                              222,693            875
   Marvell Technology Group (B)*                          61,000          1,956
   Maxim Integrated Products                              66,600          2,728
   McAfee*                                                 1,300             38
   Microsoft                                           1,258,659         33,745
   Motorola                                               40,500            780
   NCR*                                                   31,500          1,882
   Oracle*                                               164,300          2,080
   Paychex                                               550,372         18,250
   Plantronics                                             7,100            292
   Qualcomm                                              672,174         27,976
   Research In Motion*                                    13,300          1,183
   Reynolds & Reynolds, Cl A (B)                           9,100            216
   Sabre Holdings, Cl A                                   75,437          1,741
   Sandisk (B)*                                          250,000          5,645
   Sanmina-SCI*                                           45,339            400
   Sina*                                                  42,000          1,551
   Solectron*                                            150,400            940
   Sun Microsystems*                                     396,700          2,202
   Symantec*                                              40,200          2,565
   Tech Data*                                             13,516            613
   Tektronix                                              14,500            455
   Trimble Navigation (B)*                                72,550          2,290
   Unisys*                                                61,700            709
   Xerox (B)*                                             74,500          1,141
   Yahoo! (B)*                                           164,146          6,175
                                                                    -----------
                                                                        262,582
                                                                    -----------

MATERIALS -- 2.6%
   Agrium                                                 64,800          1,204
   Alcan                                                  17,307            883
   Ball                                                   23,600          1,056
   Dow Chemical                                           57,745          2,914
   E.I. Du Pont de Nemours                                27,365          1,240
   Eastman Chemical (B)                                   39,753          2,162
   Engelhard                                              32,000            956
   Georgia-Pacific                                        39,649          1,452
   International Paper                                    50,337          2,090
   Louisiana-Pacific                                      90,800          2,222
   Lubrizol                                               49,003          1,693
   Martin Marietta Materials                              15,183            763
   MeadWestvaco                                           18,200            612
   Monsanto (B)                                           45,300          2,085
   Nucor (B)                                             102,700          5,433
   Phelps Dodge                                            6,600            641
   PPG Industries                                         47,549          3,208
   Praxair                                               200,000          8,980
   Rohm & Haas                                            26,600          1,173
   Sigma-Aldrich                                           7,300            436
   Sonoco Products                                        21,583            614


--------------------------------------------------------------------------------
4       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Temple-Inland                                           8,467    $       504
   United States Steel (B)                                25,700          1,346
   Weyerhaeuser (B)                                       21,400          1,412
                                                                    -----------
                                                                         45,079
                                                                    -----------

TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                                                 49,600          2,812
   AT&T (B)                                              175,600          3,213
   BellSouth                                             393,317         10,549
   CenturyTel                                             28,900            951
   Crown Castle International (B)*                       112,807          1,904
   Nokia ADR (B)*                                        416,076          6,728
   SBC Communications                                    456,044         11,478
   Sprint (B)*                                            43,836          1,000
   Telephone & Data Systems                                5,300            411
   Verizon Communications                                362,737         14,956
   Western Wireless, Cl A*                                61,000          1,647
                                                                    -----------
                                                                         55,649
                                                                    -----------

UTILITIES -- 2.4%
   American Electric Power (B)                            31,994          1,093
   Centerpoint Energy                                     72,000            804
   Constellation Energy Group                            102,699          4,488
   DTE Energy (B)                                         19,887            873
   Duke Energy (B)                                        49,700          1,256
   Edison International                                  129,408          4,128
   Energy East                                            17,200            433
   Entergy                                                20,299          1,316
   Exelon                                                 57,600          2,402
   FirstEnergy                                            28,800          1,216
   FPL Group (B)                                           7,900            556
   KeySpan                                                22,800            901
   National Fuel Gas (B)                                  20,441            576
   Northeast Utilities                                   181,817          3,315
   NSTAR                                                  35,100          1,778
   Oneok                                                 113,822          3,178
   Pepco Holdings                                         43,300            924
   PG&E*                                                  14,800            492
   Pinnacle West Capital                                  31,500          1,392
   PPL                                                    12,003            624
   Progress Energy (B)                                    27,100          1,190
   Sempra Energy (B)                                      83,200          3,077
   Texas Genco Holdings                                   22,900          1,073
   TXU (B)                                                49,800          3,128
   WGL Holdings                                           17,224            522
   Wisconsin Energy                                        5,795            193
   Xcel Energy (B)                                       111,800          2,019
                                                                    -----------
                                                                         42,947
                                                                    -----------
Total Common Stock
   (Cost $1,601,250) ($ Thousands)                                    1,717,960
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C)(E) -- 3.8%

FINANCIALS -- 3.7%
   Allstate Life Global Funding MTN
         2.090%, 11/14/05                            $       882    $       882
   Belford Funding MTN
         2.140%, 02/02/05                                  3,526          3,526
   Bradford & Bingley
         2.196%, 01/07/05                                  2,222          2,221
   CCN Bluegrass
         2.207%, 08/18/05                                  2,645          2,645
   CIT Group
         1.870%, 12/01/04                                  2,116          2,116
   Countrywide Home Loans MTN, Ser L
         2.435%, 02/23/05                                  1,023          1,023
   Countrywide Home Loans MTN, Ser M
         2.471%, 08/26/05                                  1,058          1,058
         2.429%, 05/20/05                                    705            705
         2.030%, 06/23/05                                  1,411          1,410
   Five Finance MTN
         2.150%, 09/22/05                                  5,007          5,005
   Harrier Finance Funding MTN, Ser 1
         1.886%, 06/15/05                                  3,068          3,067
   Irish Life & Permanent MTN, Ser X
         2.155%, 12/22/05                                  3,279          3,279
   Lakeside Funding
         2.276%, 12/08/04                                  4,504          4,504
   Liberty Light US Capital
         2.075%, 01/14/05                                  1,763          1,763
         2.070%, 02/09/05                                  1,763          1,763
   Morgan Stanley, Ser EXL
         2.039%, 12/04/05                                    705            705
   Nationwide Building Society
         1.953%, 10/28/05                                  1,763          1,763
   Pacific Life Global Funding
         2.090%, 11/14/05                                  2,645          2,645
   Premium Asset Trust
         2.170%, 12/15/05                                  4,937          4,937
   SLM MTN, Cl X
         2.150%, 12/20/05                                  6,171          6,171
   Saturn Ventures
         2.143%, 02/07/05                                  1,763          1,763
   Sigma Finance MTN
         1.989%, 01/04/05                                  2,116          2,116
   U.S. Trust
         2.212%, 09/12/05                                  3,526          3,526
   Washington Mutual Bank
         2.310%, 08/18/05                                  3,526          3,526
   White Pine Finance
         2.096%, 03/11/05                                    882            882
         2.026%, 11/01/05                                  1,552          1,551
                                                                    -----------
                                                                         64,552
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004       5

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.1%
   Caterpillar MTN, Ser F
         2.180%, 07/11/05                                $ 1,763    $     1,763
                                                                    -----------

Total Corporate Obligations
   (Cost $66,315) ($ Thousands)                                          66,315
                                                                    -----------

COMMERCIAL PAPER (C)(D) -- 2.1%

FINANCIALS -- 2.1%
   Broadhollow Funding
         2.111%, 12/06/04                                  2,645          2,644
   CPI Funding
         2.121%, 12/10/04                                  3,403          3,401
   Golden Fish
         2.307%, 01/18/05                                  2,124          2,118
         2.172%, 12/17/04                                  1,030          1,029
         2.162%, 12/14/04                                  1,240          1,239
         2.031%, 12/08/04                                    603            602
   Harwood Street Funding
         2.137%, 12/15/04                                  5,452          5,448
   Household Finance
         2.142%, 12/15/04                                  4,408          4,404
   Laguna
         2.141%, 12/10/04                                  1,411          1,410
         2.140%, 12/03/04                                  1,763          1,763
   Main Street Warehouse
         2.131%, 12/07/04                                    705            705
         2.131%, 12/08/04                                    705            705
         2.131%, 12/09/04                                  3,526          3,525
   Thornburg Mortgage Capital
         2.152%, 12/15/04                                  3,526          3,524
         2.151%, 12/07/04                                  1,234          1,234
         2.150%, 12/03/04                                  3,174          3,173
                                                                    -----------

Total Commercial Paper
   (Cost $36,924) ($ Thousands)                                          36,924
                                                                    -----------

CASH EQUIVALENTS -- 2.0%
   Bear Stearns Master Notes (C)                       3,526,316          3,526
   First Union Cash Management
      Program                                            822,608            823
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A++                   32,007,049         32,007
                                                                    -----------

Total Cash Equivalents
   (Cost $36,356) ($ Thousands)                                          36,356
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) -- 1.6%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
         2.148%, 11/15/05 (E)                            $   744    $       744
         1.640%, 07/15/05                                    279            279
                                                                    -----------
                                                                          1,023
                                                                    -----------

MORTGAGE RELATED SECURITIES (E) -- 1.5%
   Aire Valley Mortgages
         2.140%, 09/20/05                                  2,257          2,257
   Blue Heron Funding
         2.211%, 02/23/05                                  3,526          3,526
         2.170%, 03/18/05                                  1,587          1,587
   Cheyne High Grade
         2.280%, 11/10/05                                  2,028          2,028
   Commodore
         1.970%, 12/12/38                                  1,058          1,058
   Davis Square Funding
         2.091%, 04/06/05                                  1,763          1,763
         2.091%, 05/06/05                                  1,763          1,763
   Duke Funding
         2.115%, 04/08/05                                  1,763          1,763
   Harwood
         2.190%, 09/20/05                                  4,478          4,478
   Orchid Structured Finance
         2.410%, 05/18/05                                  3,870          3,870
   RMAC
         2.090%, 06/12/05                                  1,587          1,587
   Whitehawk CDO Funding
         1.710%, 06/15/05                                    882            882
                                                                    -----------
                                                                         26,562
                                                                    -----------

Total Asset-Backed Securities
   (Cost $27,585) ($ Thousands)                                          27,585
                                                                    -----------

U.S. TREASURY OBLIGATION -- 0.3%
   U.S. Treasury Bills (A)
         1.775%, 02/24/05                                  4,000          3,980
                                                                    -----------

Total U.S. Treasury Obligation
   (Cost $3,984) ($ Thousands)                                            3,980
                                                                    -----------


--------------------------------------------------------------------------------
6       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 2.1%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $7,809,651
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $360,742-
      $5,289,474, 1.625%-7.000%,
      04/15/05-03/15/10; with total
      market value $7,965,547)                           $ 7,809    $     7,809
   Lehman Brothers
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $2,292,237
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $75,463-
      $155,934, 0.000%-6.700%,
      09/13/05-08/15/27; with total
      market value $2,338,016)                             2,292          2,292
   UBS Paine Webber
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $28,917,451
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $408,524-
      $1,763,158, 0.000%-5.002%,
      12/17/04-11/15/29; with total
      market value $29,494,211)                           28,916         28,916
                                                                    -----------

Total Repurchase Agreements
   (Cost $39,017) ($ Thousands)                                          39,017
                                                                    -----------

Total Investments -- 108.6%
   (Cost $1,811,431) ($ Thousands)                                    1,928,137
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (8.6)%
Payable upon Return on Securities Loaned                               (173,367)
Payable for Capital Shares Redeemed                                     (23,868)
Payable for Investment Securities Purchased                             (10,768)
Investment Advisory Fees Payable                                           (374)
Trustees' Fees Payable                                                       (6)
Other Assets and Liabilities, Net                                        56,416
                                                                    -----------
Total Other Assets and Liabilities                                     (151,967)
                                                                    -----------
Net Assets -- 100.0%                                                $ 1,776,170
                                                                    ===========

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                        $ 2,030,094
Undistributed net investment income                                       8,300
Accumulated net realized loss on investments
   and futures contracts                                               (379,211)
Net unrealized appreciation on investments                              116,706
Net unrealized appreciation on futures contracts                            281
                                                                    -----------
Net Assets                                                          $ 1,776,170
                                                                    ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,776,137,474 / 116,358,838 shares)                                 $15.26
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($32,598 / 2,147 shares)                                              $15.19
                                                                         ======

* Non-income producing security.

+ Real Estate Investment Trust

++ See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9). The total value of securities on loan at November 30, 2004 was $167,850,545.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2004 was $173,367,448.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2004.

(F) Security considered illiquid. The total value of such securities as of November 30, 2004 was $0 and represented 0.00% of Net Assets.

ADR -- American Depository Receipt

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004       7

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND

November 30, 2004

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

22.4%  Financials
14.2%  Information Technology
11.7%  Health Care
11.2%  Industrials
10.4%  Consumer Discretionary
 9.2%  Consumer Staples
 7.5%  Energy
 4.0%  Short-Term Investments
 3.1%  Materials
 2.6%  Telecommunication Services
 2.2%  Utilities
 1.3%  Asset Backed
 0.2%  U.S. Treasury Obligations

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.3%

CONSUMER DISCRETIONARY -- 11.3%
   Amazon.Com (B)*                                         8,232    $       327
   American Axle & Manufacturing
      Holdings                                            22,897            668
   Autoliv                                                40,579          1,897
   Autozone (B)*                                         120,018         10,274
   Barnes & Noble*                                        33,476            907
   Bed Bath & Beyond*                                     26,041          1,040
   Best Buy                                               25,403          1,432
   Black & Decker                                         91,402          7,686
   Blyth                                                   1,448             42
   Brinker International*                                 39,356          1,343
   Brunswick                                              73,766          3,601
   Carnival (B)                                          118,233          6,268
   CEC Entertainment*                                      9,650            393
   Centex                                                 81,027          4,252
   Circuit City Stores                                    43,700            681
   Claire's Stores                                        18,215            371
   Clear Channel Communications                          155,800          5,247
   Coach*                                                 45,000          2,243
   Comcast, Cl A*                                        102,818          3,089
   Cooper Tire & Rubber                                    5,100            104
   Dana                                                   90,228          1,475
   Darden Restaurants                                    361,632          9,858
   Dillard's, Cl A                                        22,600            569
   Dollar General (B)                                    147,727          2,918
   Eastman Kodak                                          23,500            769
   eBay (B)*                                              72,421          8,144
   Electronics Boutique Holdings*                          7,200            280
   Federated Department Stores                           266,983         14,631
   Ford Motor (B)                                        975,757         13,836
   Fortune Brands                                         47,610          3,736
   Fox Entertainment Group, Cl A*                        121,128          3,561
   GameStop, Cl B*                                        13,650            290
   Gannett                                                64,644          5,333
   Gap                                                   173,377          3,788
   General Motors (B)                                     65,956          2,545

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Genuine Parts                                          60,125    $     2,610
   Goodyear Tire & Rubber (B)*                           166,510          2,101
   GTECH Holdings                                         69,597          1,681
   Harley-Davidson                                         9,600            555
   Harman International Industries                        43,132          5,299
   Harrah's Entertainment (B)                             79,604          4,888
   Hasbro                                                 56,177          1,069
   Hearst-Argyle Television                                2,281             59
   Hilton Hotels                                           5,118            106
   Home Depot                                            882,358         36,838
   International Game Technology (B)                      91,306          3,228
   JC Penney                                             433,905         16,749
   Johnson Controls                                       44,939          2,759
   Jones Apparel Group                                   105,100          3,734
   KB Home                                                16,284          1,431
   Kmart Holding*                                          6,900            710
   Knight-Ridder                                             300             20
   Leggett & Platt                                        14,000            418
   Liberty Media, Cl A*                                   71,300            737
   Limited                                               127,900          3,126
   Liz Claiborne                                          25,700          1,056
   Lowe's (B)                                            167,943          9,292
   Marvel Enterprises*                                    10,300            190
   May Department Stores                                 226,685          6,374
   McDonald's                                            305,932          9,404
   McGraw-Hill                                            86,252          7,567
   Meredith                                               19,939          1,051
   Michaels Stores                                        10,154            278
   Nike, Cl B                                             20,044          1,697
   Nordstrom                                              73,613          3,221
   NVR (B)*                                                6,030          4,166
   OfficeMax                                              12,400            375
   Overstock.com*                                          3,300            235
   Pacific Sunwear of California                          99,200          2,203
   Petco Animal Supplies*                                  1,111             40
   Pulte Homes (B)                                        30,458          1,683
   RadioShack                                             50,707          1,601
   Reebok International                                   33,600          1,306
   Regal Entertainment Group, Cl A                        31,637            659
   Rent-A-Center*                                         15,020            383
   Ruby Tuesday                                            4,400            121
   Sherwin-Williams                                       35,009          1,561
   Snap-On                                                 6,400            202
   Standard-Pacific                                       15,300            857
   Stanley Works                                          46,800          2,188
   Staples                                                 4,815            154
   Starbucks (B)*                                        128,604          7,235
   Starwood Hotels & Resorts
      Worldwide                                           22,363          1,169
   Target                                                 79,422          4,068
   Time Warner*                                        1,485,363         26,306
   Toys "R" Us*                                            9,200            178
   VF                                                     18,248            985


--------------------------------------------------------------------------------
8       SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Viacom, Cl B                                          165,979    $     5,759
   Visteon                                                36,500            309
   Walt Disney (B)                                       904,220         24,305
   Wendy's International                                   9,851            351
   Whirlpool                                              50,798          3,279
   Yankee Candle*                                         28,800            877
   Yum! Brands                                             9,509            432
                                                                    -----------
                                                                        344,833
                                                                    -----------

CONSUMER STAPLES -- 9.9%
   Adolph Coors, Cl B                                     18,900          1,416
   Alberto-Culver                                          6,042            280
   Albertson's (B)                                        32,634            826
   Altria Group (B)                                      425,618         24,469
   Anheuser-Busch                                        350,571         17,560
   Archer-Daniels-Midland                                808,971         17,150
   Avon Products                                          42,642          1,601
   Brown-Forman, Cl B                                      1,756             84
   Clorox                                                 76,353          4,208
   Coca-Cola                                             695,233         27,330
   Coca-Cola Enterprises                                 193,257          4,020
   Colgate-Palmolive                                     162,909          7,492
   ConAgra Foods                                          39,100          1,058
   Costco Wholesale (B)                                   71,509          3,475
   CVS                                                    22,100          1,003
   Del Monte Foods*                                       21,600            234
   Gillette                                              420,457         18,286
   Hershey Foods                                          13,066            677
   HJ Heinz                                                6,900            256
   Kellogg                                                38,435          1,680
   Kimberly-Clark                                        119,794          7,620
   Kroger*                                               147,454          2,386
   McCormick                                               9,600            350
   Pepsi Bottling Group (B)                              374,822         10,502
   PepsiAmericas                                           5,822            123
   PepsiCo                                               355,275         17,732
   Pilgrim's Pride (B)                                    39,179          1,312
   Procter & Gamble                                      400,567         21,422
   Reynolds American (B)                                 120,375          9,104
   Safeway*                                               51,200            987
   Sara Lee                                              492,917         11,574
   Smithfield Foods*                                      11,000            319
   Supervalu                                             282,173          8,914
   Sysco (B)                                              41,400          1,439
   Tyson Foods, Cl A                                     201,577          3,304
   UST (B)                                               248,387         10,936
   Wal-Mart Stores                                     1,121,241         58,372
   Walgreen                                               50,003          1,909
   Wild Oats Markets*                                      8,000             57
   Wm. Wrigley Jr                                         40,423          2,781
                                                                    -----------
                                                                        304,248
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

ENERGY -- 8.2%
   Amerada Hess (B)                                       48,800    $     4,336
   Anadarko Petroleum                                    133,421          9,286
   Apache                                                133,284          7,205
   Ashland (B)                                            36,927          2,184
   Atwood Oceanics*                                        2,700            142
   Baker Hughes (B)                                      179,609          7,962
   BJ Services (B)*                                       12,900            654
   Burlington Resources                                   42,448          1,970
   CARBO Ceramics                                          3,200            249
   ChevronTexaco                                         534,148         29,164
   ConocoPhillips                                        365,130         33,223
   Devon Energy                                          156,877          6,498
   Diamond Offshore Drilling                              36,700          1,375
   EOG Resources (B)                                      17,700          1,329
   Exxon Mobil                                         1,459,308         74,790
   Halliburton                                            71,530          2,958
   Kerr-McGee                                             11,767            732
   Kinder Morgan                                           2,934            203
   Marathon Oil (B)                                      246,811          9,734
   Maverick Tube*                                          6,000            190
   Noble*                                                  9,800            475
   Occidental Petroleum                                  332,590         20,025
   Overseas Shipholding Group                              3,275            215
   Pogo Producing                                         35,005          1,768
   Premcor*                                                6,277            280
   Schlumberger                                          152,934         10,037
   Sunoco                                                 43,395          3,583
   Todco*                                                  4,400             77
   Transocean*                                            23,200            934
   Unit*                                                   4,700            186
   Universal Compression Holdings*                         5,500            205
   Unocal                                                 15,700            723
   Valero Energy (B)                                     347,397         16,255
   Varco International (B)*                               11,568            344
   Williams (B)                                           18,200            303
                                                                    -----------
                                                                        249,594
                                                                    -----------

FINANCIALS -- 19.3%
   ACE (B)                                               270,000         10,913
   Aflac                                                  24,756            931
   Allstate                                              420,768         21,249
   American Capital Strategies (B)                         8,925            285
   American Express                                      149,546          8,331
   American Financial Group                               10,900            343
   American International Group                          785,422         49,756
   AmSouth Bancorp                                         8,000            207
   AON                                                    15,900            336
   Astoria Financial                                       3,082            128
   Bank of America                                     1,414,858         65,465


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004       9

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Bank of New York                                        1,925    $        63
   BB&T (B)                                               77,300          3,281
   Bear Stearns                                           11,350          1,108
   Capital One Financial (B)                              23,421          1,840
   CapitalSource*                                         18,100            420
   Chubb                                                   8,300            633
   Cincinnati Financial                                    3,855            173
   CIT Group                                              22,923            980
   Citigroup                                           1,851,382         82,849
   Comerica                                               24,000          1,476
   Countrywide Financial                                 470,870         15,638
   Everest Re Group                                       18,663          1,573
   Fannie Mae (B)                                        283,141         19,452
   Federated Investors, Cl B                             157,478          4,633
   Fidelity National Financial                            33,080          1,419
   Fifth Third Bancorp                                    48,616          2,448
   Franklin Resources                                     19,009          1,248
   Freddie Mac                                           284,657         19,431
   General Growth Properties+                             17,300            594
   Genworth Financial, Cl A                               33,500            881
   Golden West Financial                                  21,171          2,524
   Goldman Sachs Group (B)                               167,223         17,518
   Hartford Financial Services Group                      39,864          2,551
   HCC Insurance Holdings                                 16,221            538
   Health Care+                                            5,636            200
   Huntington Bancshares                                  32,309            784
   Independence Community Bank                             6,947            295
   Infinity Property & Casualty                           12,400            459
   JPMorgan Chase                                        784,104         29,521
   Keycorp                                                74,065          2,466
   LandAmerica Financial Group                             4,200            224
   Lehman Brothers Holdings                               66,532          5,574
   Lincoln National                                       24,557          1,130
   Loews                                                  39,000          2,726
   Marsh & McLennan                                       37,485          1,072
   Marshall & Ilsley                                      15,000            625
   MBNA                                                  353,955          9,401
   Mellon Financial                                       12,075            353
   Merrill Lynch                                         251,455         14,009
   Metlife                                                79,609          3,105
   MGIC Investment                                        27,300          1,856
   Moody's                                                10,235            826
   Morgan Stanley                                        420,562         21,344
   National City                                         391,287         14,509
   Nationwide Financial Services, Cl A                     3,443            129
   New York Community Bancorp                              8,000            158
   North Fork Bancorporation                              41,437          1,193
   Pan Pacific Retail Properties+                          3,083            183
   Plum Creek Timber+                                      4,500            166
   PNC Financial Services Group                          197,629         10,751

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Popular                                                 7,477    $       198
   Progressive                                            16,524          1,504
   Providian Financial*                                   46,400            745
   Prudential Financial                                    7,349            360
   Safeco (B)                                             60,774          2,946
   Simon Property Group+                                  59,679          3,705
   SLM                                                    23,300          1,192
   St. Paul Travelers                                     23,480            857
   State Street                                            1,000             45
   SunTrust Banks                                         53,300          3,800
   T Rowe Price Group                                     27,364          1,619
   Torchmark                                              27,969          1,536
   UnumProvident                                         154,400          2,404
   US Bancorp                                            990,305         29,343
   Wachovia                                              636,983         32,964
   Washington Mutual                                     399,518         16,264
   Wells Fargo                                           412,572         25,485
   WR Berkley                                             22,772          1,033
   XL Capital, Cl A                                        5,300            399
                                                                    -----------
                                                                        590,673
                                                                    -----------

HEALTH CARE -- 12.6%
   Abbott Laboratories                                   101,216          4,247
   Aetna                                                  35,012          4,149
   American Pharmaceutical Partners*                           1             --
   AmerisourceBergen (B)                                  43,046          2,537
   Amgen*                                                182,154         10,936
   Applera - Applied Biosystems Group                     34,000            697
   Bausch & Lomb                                          56,910          3,351
   Baxter International                                    5,200            165
   Becton Dickinson                                      337,447         18,485
   Biogen Idec (B)*                                       46,800          2,746
   Biomet                                                 29,800          1,426
   Biosite*                                                3,300            184
   Boston Scientific*                                    146,032          5,083
   Bristol-Myers Squibb                                  169,713          3,988
   Cardinal Health                                       171,760          8,980
   Caremark Rx*                                           21,500            769
   Celgene*                                                8,208            225
   Cephalon*                                              13,906            661
   Cigna                                                  33,766          2,364
   Coventry Health Care*                                  41,584          2,064
   CR Bard                                                65,293          3,912
   Edwards Lifesciences*                                  10,300            387
   Eli Lilly                                              85,653          4,568
   Express Scripts*                                       28,532          2,053
   First Horizon Pharmaceutical*                          19,900            389
   Fisher Scientific International*                       36,500          2,064
   Forest Laboratories*                                  189,025          7,366
   Genentech*                                             91,335          4,407


--------------------------------------------------------------------------------
10      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Gilead Sciences*                                       12,070    $       416
   Guidant                                                39,867          2,585
   HCA (B)                                                37,400          1,474
   Hospira*                                                6,131            198
   Humana*                                                93,058          2,310
   Idexx Laboratories*                                     6,500            335
   IMS Health                                             59,403          1,341
   Invitrogen*                                            10,900            659
   Johnson & Johnson                                   1,147,143         69,196
   Kensey Nash*                                            3,400            106
   Kindred Healthcare*                                     3,100             85
   King Pharmaceuticals*                                   3,640             45
   Laboratory of America Holdings*                         9,800            470
   Manor Care (B)                                         31,760          1,094
   McKesson                                               55,146          1,630
   Medco Health Solutions*                                60,524          2,283
   Medicis Pharmaceutical, Cl A                            8,000            294
   Medtronic                                             394,317         18,947
   Merck                                                 892,851         25,018
   Millipore (B)*                                         48,617          2,369
   Nu Skin Enterprises, Cl A                              12,100            272
   PerkinElmer                                            86,315          1,841
   Pfizer                                              2,366,438         65,716
   Pharmion*                                               8,000            339
   Quest Diagnostics                                      11,900          1,116
   Schering-Plough                                        47,700            851
   Select Medical                                          7,700            134
   St. Jude Medical*                                      38,644          1,474
   Stryker                                                60,487          2,661
   Thermo Electron*                                       81,964          2,479
   United Therapeutics*                                   18,100            797
   UnitedHealth Group                                    334,264         27,694
   USANA Health Sciences*                                 19,500            579
   Varian Medical Systems*                                47,459          1,997
   Ventana Medical Systems*                                8,200            490
   Waters*                                                47,801          2,230
   Watson Pharmaceuticals*                                11,900            346
   WellPoint*                                             24,862          2,519
   WellPoint Health Networks*                            135,089         16,900
   Wyeth                                                 529,312         21,104
   Zimmer Holdings*                                       63,295          5,165
                                                                    -----------
                                                                        385,762
                                                                    -----------

INDUSTRIALS -- 12.0%
   3M                                                    287,811         22,907
   Accenture, Cl A*                                      240,821          6,247
   AGCO*                                                   7,255            158
   Alexander & Baldwin                                     2,896            122
   American Standard (B)*                                 65,500          2,550
   Apollo Group, Cl A (B)*                               102,649          8,181

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Avery Dennison                                         11,200    $       657
   Boeing                                                131,918          7,067
   Burlington Northern Santa Fe                          226,831         10,216
   Career Education*                                       3,753            146
   Caterpillar                                           138,395         12,670
   Cendant                                               936,375         21,228
   Cintas                                                  1,700             76
   Cooper Industries, Cl A                                55,343          3,670
   Crane                                                   5,553            168
   Cummins                                                14,460          1,151
   Danaher (B)                                            17,140            975
   Deere                                                 172,492         12,373
   Deluxe                                                255,333         10,096
   Eaton                                                  64,379          4,339
   Emerson Electric                                       84,523          5,648
   Equifax                                               168,908          4,665
   FedEx                                                 154,369         14,670
   General Dynamics                                       75,876          8,222
   General Electric                                    2,080,139         73,554
   Goodrich                                               93,893          2,981
   H&R Block (B)                                         220,558         10,521
   Honeywell International                                92,153          3,256
   Illinois Tool Works                                    45,821          4,318
   Ingersoll-Rand, Cl A                                   46,885          3,489
   ITT Industries                                          3,162            269
   JB Hunt Transport Services                             24,966          1,004
   Lockheed Martin                                       214,587         13,055
   Masco                                                 139,691          4,927
   Navistar International*                                 9,899            407
   Norfolk Southern                                       93,765          3,219
   Northrop Grumman                                      164,317          9,256
   Paccar                                                 55,309          4,320
   Parker Hannifin                                        28,863          2,159
   Raytheon                                               17,300            698
   Reliance Steel & Aluminum                               8,900            355
   Robert Half International                               4,984            135
   Rockwell Automation                                    59,331          2,806
   Rockwell Collins                                       74,733          2,979
   RR Donnelley & Sons                                    31,900          1,107
   Ryder System (B)                                      108,461          5,818
   Southwest Airlines (B)                                118,514          1,864
   Swift Transportation*                                   5,600            109
   Textron                                                41,200          2,992
   Tyco International                                    762,160         25,890
   Union Pacific                                          12,012            762
   United Defense Industries*                             27,848          1,261
   United Parcel Service, Cl B (B)                       169,706         14,281
   United Technologies                                   106,095         10,353
   W.W. Grainger                                          11,246            696
                                                                    -----------
                                                                        367,043
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      11

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 15.4%
   3Com*                                                 192,647    $       855
   Adobe Systems                                         112,044          6,785
   Advanced Micro Devices (B)*                            62,862          1,338
   Affiliated Computer Services, Cl A*                    97,857          5,791
   Agilent Technologies*                                  88,576          2,027
   Amphenol, Cl A*                                        19,700            692
   Andrew*                                                 9,400            133
   Apple Computer*                                        27,465          1,842
   Applied Materials*                                      8,538            142
   Autodesk (B)                                          126,614          8,282
   Automatic Data Processing                              45,053          2,051
   Avaya (B)*                                            204,240          3,354
   BMC Software (B)*                                     112,418          2,089
   Broadcom, Cl A*                                        33,203          1,080
   Cabot Microelectronics*                                23,400            865
   Cisco Systems (B)*                                  2,600,834         48,662
   Citrix Systems*                                        23,100            545
   Computer Associates International                      33,657          1,028
   Computer Sciences (B)*                                 62,378          3,375
   Convergys*                                            131,189          1,951
   Corning (B)*                                          301,500          3,793
   Cree*                                                  62,700          2,243
   Dell*                                                 446,767         18,103
   Earthlink*                                             43,500            472
   Electronic Arts (B)*                                   17,006            832
   EMC*                                                1,070,383         14,365
   First Data                                             75,203          3,090
   Google, Cl A (B)*                                       5,541          1,014
   Harris                                                 39,603          2,621
   Hewlett-Packard                                     1,064,080         21,282
   Ingram Micro, Cl A*                                    11,420            220
   Intel                                               1,651,235         36,905
   International Business Machines                       583,348         54,975
   Internet Security Systems*                             14,800            358
   Intuit*                                               124,816          5,222
   Lexmark International, Cl A*                           16,430          1,395
   Linear Technology                                     121,260          4,627
   Lucent Technologies (B)*                              326,587          1,283
   Maxim Integrated Products                              32,300          1,323
   Mercury Interactive*                                    3,200            146
   Micron Technology (B)*                                623,649          6,910
   Microsoft (B)                                       2,430,418         65,159
   Motorola                                            1,371,468         26,414
   National Semiconductor*                                50,478            780
   NCR*                                                   61,000          3,644
   Network Appliance*                                     80,400          2,425
   Nvidia (B)*                                           115,525          2,210
   Oracle*                                             1,100,156         13,928
   Paychex                                                12,000            398
   Pegasus Solutions*                                     11,400            133

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Peoplesoft (B)*                                        21,697    $       512
   Polycom*                                               55,293          1,263
   Qualcomm                                              357,987         14,899
   Sabre Holdings, Cl A                                  188,452          4,349
   Sanmina-SCI*                                           89,931            794
   Scientific-Atlanta                                     98,608          2,921
   Siebel Systems (B)*                                    36,901            372
   Sigmatel*                                              21,200            759
   Skyworks Solutions*                                    32,600            324
   Sun Microsystems*                                     761,315          4,225
   Sungard Data Systems*                                 138,621          3,675
   Symantec*                                              62,717          4,002
   Symbol Technologies                                     3,709             56
   Synopsys*                                              50,663            893
   Tech Data*                                              9,600            436
   Tektronix                                              41,444          1,300
   Texas Instruments                                     830,017         20,070
   Unisys*                                                32,715            376
   VeriSign*                                              44,279          1,457
   Wind River Systems*                                    13,100            158
   Xerox (B)*                                            257,766          3,949
   Yahoo! (B)*                                           369,489         13,900
                                                                    -----------
                                                                        469,847
                                                                    -----------

MATERIALS -- 3.4%
   Alcoa                                                  44,682          1,518
   Allegheny Technologies                                 49,300          1,085
   Ball                                                   62,840          2,811
   Bemis                                                  24,100            671
   Dow Chemical                                          480,070         24,229
   E.I. Du Pont de Nemours                               106,741          4,837
   Eastman Chemical                                      111,540          6,066
   Ecolab                                                 10,426            365
   Engelhard                                              12,771            382
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                            23,635            925
   Georgia-Pacific (B)                                   342,270         12,531
   Great Lakes Chemical                                    5,000            146
   Hercules*                                              10,200            152
   International Flavors & Fragrances                     38,408          1,556
   Louisiana-Pacific                                     266,649          6,525
   MacDermid                                               3,400            125
   MeadWestvaco                                           11,170            376
   Monsanto                                              105,870          4,872
   Mosaic*                                                26,500            461
   Newmont Mining                                          5,576            264
   Nucor (B)                                             129,164          6,833
   OM Group*                                               9,400            289
   Pactiv*                                                41,141          1,022
   Phelps Dodge (B)                                      105,119         10,210
   PPG Industries                                         18,015          1,215


--------------------------------------------------------------------------------
12      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Praxair                                                 5,280    $       237
   Sigma-Aldrich                                          22,275          1,330
   Temple-Inland                                          28,300          1,686
   United States Steel (B)                               158,652          8,307
   Valspar                                                18,573            896
   Vulcan Materials                                        2,200            114
   Weyerhaeuser                                            8,900            587
   Worthington Industries                                 43,000            925
                                                                    -----------
                                                                        103,548
                                                                    -----------

TELECOMMUNICATION SERVICES -- 2.8%
   Alltel                                                 28,900          1,638
   Amdocs*                                                58,922          1,523
   AT&T (B)                                              223,536          4,091
   BellSouth                                             610,391         16,371
   CenturyTel                                             84,100          2,769
   Citizens Communications                                37,900            542
   Nextel Communications, Cl A*                          536,949         15,281
   SBC Communications (B)                                344,195          8,663
   Sprint (B)*                                           224,957          5,131
   Verizon Communications                                748,798         30,873
   Western Wireless, Cl A*                                 9,400            254
                                                                    -----------
                                                                         87,136
                                                                    -----------

UTILITIES -- 2.4%
   AES*                                                    5,600             68
   Allegheny Energy (B)*                                  64,800          1,240
   American Electric Power                                 2,800             96
   CMS Energy*                                            78,800            804
   Constellation Energy Group                             97,837          4,275
   Dominion Resources                                     17,700          1,159
   DTE Energy (B)                                         15,700            689
   Duke Energy (B)                                         6,800            172
   Edison International (B)                              418,737         13,358
   Energy East                                             4,959            125
   Entergy                                                87,600          5,678
   Exelon                                                324,512         13,535
   FirstEnergy                                            22,600            954
   FPL Group                                               2,300            162
   NiSource                                               93,978          2,048
   NSTAR                                                   4,876            247
   PG&E*                                                 201,505          6,702
   Pinnacle West Capital                                   3,300            146
   Progress Energy                                        52,300          2,296
   Sempra Energy (B)                                      76,890          2,843
   Southern                                               20,940            687
   TXU (B)                                               230,511         14,481
   Xcel Energy (B)                                        96,941          1,751
                                                                    -----------
                                                                         73,516
                                                                    -----------

   Total Common Stock
      (Cost $2,747,830) ($ Thousands)                                 2,976,200
                                                                    -----------

--------------------------------------------------------------------------------
                                                      Face Amount   Market Value
Description                                         ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C)(E) -- 3.2%

FINANCIALS -- 3.1%
   Allstate Life Global Funding MTN
         2.090%, 11/14/05                                $ 1,313    $     1,313
   Belford Funding MTN
         2.140%, 02/02/05                                  5,253          5,253
   Bradford & Bingley
         2.196%, 01/07/05                                  3,309          3,309
   CCN Bluegrass
         2.207%, 08/18/05                                  3,940          3,940
   CIT Group
         1.870%, 12/01/04                                  3,152          3,152
   Countrywide Home Loans MTN, Ser L
         2.435%, 02/23/05                                  1,523          1,523
   Countrywide Home Loans MTN, Ser M
         2.471%, 08/26/05                                  1,576          1,576
         2.429%, 05/20/05                                  1,051          1,051
         2.030%, 06/23/05                                  2,101          2,101
   Five Finance MTN
         2.150%, 09/22/05                                  7,459          7,456
   Harrier Finance Funding MTN, Ser 1
         1.886%, 06/15/05                                  4,570          4,569
   Irish Life & Permanent MTN, Ser X
         2.155%, 12/22/05                                  4,885          4,885
   Lakeside Funding
         2.276%, 12/08/04                                  6,709          6,709
   Liberty Light US Capital
         2.075%, 01/14/05                                  2,627          2,627
         2.070%, 02/09/05                                  2,627          2,626
   Morgan Stanley, Ser EXL
         2.039%, 12/04/05                                  1,051          1,051
   Nationwide Building Society
         1.953%, 10/28/05                                  2,627          2,627
   Pacific Life Global Funding
         2.090%, 11/14/05                                  3,940          3,940
   Premium Asset Trust
         2.170%, 12/15/05                                  7,354          7,354
   SLM MTN, Cl X
         2.150%, 12/20/05                                  9,193          9,193
   Saturn Ventures
         2.143%, 02/07/05                                  2,627          2,626
   Sigma Finance MTN
         1.989%, 01/04/05                                  3,152          3,152
   U.S. Trust
         2.212%, 09/12/05                                  5,253          5,253
   Washington Mutual Bank
         2.310%, 08/18/05                                  5,253          5,253
   White Pine Finance
         2.096%, 03/11/05                                  1,313          1,313
         2.026%, 11/01/05                                  2,311          2,311
                                                                    -----------
                                                                         96,163
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      13

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP DISCIPLINED EQUITY FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.1%
   Caterpillar MTN, Ser F
         2.180%, 07/11/05                                $ 2,626    $     2,626
                                                                    -----------

Total Corporate Obligations
   (Cost $98,789) ($ Thousands)                                          98,789
                                                                    -----------

CASH EQUIVALENTS -- 2.4%
   Bear Stearns Master Notes (C)                       5,253,132          5,253
   First Union Cash Management
      Program                                          1,190,696          1,191
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A++                   68,243,612         68,244
                                                                    -----------

Total Cash Equivalents
   (Cost $74,688) ($ Thousands)                                          74,688
                                                                    -----------

COMMERCIAL PAPER (C)(D) -- 1.8%

FINANCIALS -- 1.8%
   Broadhollow Funding
         2.111%, 12/06/04                                  3,940          3,939
   CPI Funding
         2.121%, 12/10/04                                  5,070          5,067
   Golden Fish
         2.307%, 01/18/05                                  3,165          3,155
         2.172%, 12/17/04                                  1,535          1,533
         2.162%, 12/14/04                                  1,848          1,846
         2.031%, 12/08/04                                    898            897
   Harwood Street Funding
         2.137%, 12/15/04                                  8,122          8,116
   Household Finance
         2.142%, 12/15/04                                  6,566          6,561
   Laguna
         2.141%, 12/10/04                                  2,101          2,100
         2.140%, 12/03/04                                  2,627          2,626
   Main Street Warehouse
         2.131%, 12/07/04                                  1,051          1,050
         2.131%, 12/08/04                                  1,051          1,050
         2.131%, 12/09/04                                  5,253          5,251
   Thornburg Mortgage Capital
         2.152%, 12/15/04                                  5,253          5,249
         2.151%, 12/07/04                                  1,839          1,838
         2.150%, 12/03/04                                  4,728          4,727
                                                                    -----------

Total Commercial Paper
   (Cost $55,005) ($ Thousands)                                          55,005
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) -- 1.3%

AUTOMOTIVE -- 0.0%
   Drivetime Auto Owner Trust
         2.148%, 11/15/05 (E)                            $ 1,110    $     1,110
         1.640%, 07/15/05                                    415            415
                                                                    -----------
                                                                          1,525
                                                                    -----------

MORTGAGE RELATED SECURITIES (E) -- 1.3%
   Aire Valley Mortgages
         2.140%, 09/20/05                                  3,362          3,362
   Blue Heron Funding
         2.211%, 02/23/05                                  5,253          5,253
         2.170%, 03/18/05                                  2,364          2,364
   Cheyne High Grade
         2.280%, 11/10/05                                  3,020          3,020
   Commodore
         1.970%, 12/12/38                                  1,576          1,576
   Davis Square Funding
         2.091%, 04/06/05                                  2,627          2,627
         2.091%, 05/06/05                                  2,627          2,627
   Duke Funding
         2.115%, 04/08/05                                  2,627          2,627
   Harwood
         2.190%, 09/20/05                                  6,671          6,671
   Orchid Structured Finance
         2.410%, 05/18/05                                  5,764          5,764
   RMAC
         2.090%, 06/12/05                                  2,364          2,364
   Whitehawk CDO Funding
         1.710%, 06/15/05                                  1,313          1,313
                                                                    -----------
                                                                         39,568
                                                                    -----------

Total Asset-Backed Securities
   (Cost $41,093) ($ Thousands)                                          41,093
                                                                    -----------

U.S. TREASURY OBLIGATIONS -- 0.3%
   U.S. Treasury Bills (A)
         1.821%, 02/24/05                                  6,775          6,741
         1.686%, 12/23/04                                    450            449
         1.654%, 12/16/04                                    300            300
                                                                    -----------

Total U.S. Treasury Obligations
   (Cost $7,496) ($ Thousands)                                            7,490
                                                                    -----------


--------------------------------------------------------------------------------
14      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 1.9%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $11,633,993
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $537,395-
      $7,879,698, 1.625%-7.000%,
      04/15/05-03/15/10; with total
      market value $11,866,230)                          $11,633    $    11,633
   Lehman Brothers
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $3,414,732
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $112,417-
      $232,294, 0.000%-6.700%,
      09/13/05-08/15/27; with total
      market value $3,482,928)                             3,415          3,415
   UBS Paine Webber
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $43,078,160
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $608,575-
      $2,626,566, 0.000%-5.002%,
      12/17/04-11/15/29; with total
      market value $43,937,357)                           43,076         43,076
                                                                    -----------

Total Repurchase Agreements
   (Cost $58,124) ($ Thousands)                                          58,124
                                                                    -----------

Total Investments -- 108.2%
   (Cost $3,083,025) ($ Thousands)                                    3,311,389
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (8.2)%
Payable upon Return on Securities Loaned                               (258,264)
Payable for Investment Securities Purchased                             (30,077)
Payable for Capital Shares Redeemed                                      (6,340)
Investment Advisory Fees Payable                                           (715)
Trustees' Fees Payable                                                      (10)
Other Assets and Liabilities, Net                                        44,529
                                                                    -----------
Total Other Assets and Liabilities                                     (250,877)
                                                                    -----------
Net Assets -- 100.0%                                                $ 3,060,512
                                                                    ===========

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                        $ 2,823,074
Undistributed net investment income                                      14,110
Accumulated net realized loss on investments
   and futures contracts                                                 (8,689)
Net unrealized appreciation on investments                              228,364
Net unrealized appreciation on futures contracts                          3,653
                                                                    -----------
Net Assets                                                          $ 3,060,512
                                                                    ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,060,511,781 / 25,930,567 shares)                                 $118.03
                                                                        =======

* Non-income producing security.

+ Real Estate Investment Trust

++ See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9). The total value of securities on loan at November 30, 2004 was $250,660,640.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2004 was $258,264,487.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2004.

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      15

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND

November 30, 2004

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

25.9%  Financials
13.7%  Information Technology
11.0%  Health Care
10.5%  Consumer Discretionary
 9.5%  Industrials
 7.8%  Consumer Staples
 6.1%  Energy
 4.9%  Short-Term Investments
 2.8%  Materials
 2.8%  Utilities
 2.7%  Telecommunication Services
 2.1%  Asset-Backed Securities
 0.2%  U.S. Treasury Obligations

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.4%

CONSUMER DISCRETIONARY -- 12.2%
   7-Eleven*                                                 577      $      14
   Abercrombie & Fitch, Cl A                               2,544            116
   Advance Auto Parts*                                     1,992             82
   Amazon.Com (B)*                                         7,726            307
   American Axle & Manufacturing
      Holdings                                             1,157             34
   American Eagle Outfitters*                              1,425             60
   AnnTaylor Stores*                                       1,847             41
   Applebees International (B)                             2,175             56
   Autoliv                                                 2,483            116
   Autonation*                                             4,490             83
   Autozone*                                               1,448            124
   Barnes & Noble*                                         1,422             38
   Bed Bath & Beyond*                                      7,817            312
   Belo, Cl A                                              2,660             67
   Best Buy                                                7,000            395
   Big Lots*                                               2,988             35
   Black & Decker                                          2,069            174
   Blockbuster, Cl A                                       4,725             40
   Borders Group                                           2,009             46
   BorgWarner                                              1,422             71
   Brinker International*                                  2,310             79
   Brunswick                                               2,484            121
   Cabela's, Cl A (B)*                                       211              5
   Cablevision Systems, Cl A*                              4,492             96
   Caesars Entertainment*                                  8,228            155
   Carmax*                                                 2,619             73
   Centex                                                  3,293            173
   Cheesecake Factory (B)*                                 1,364             67
   Chico's FAS (B)*                                        2,402             93
   Choice Hotels International                               522             27
   Circuit City Stores                                     5,249             82
   Citadel Broadcasting*                                   1,300             20
   Claire's Stores                                         2,327             47
   Clear Channel Communications                           13,090            441

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Coach*                                                  4,881      $     243
   Columbia Sportswear (B)*                                  438             25
   Comcast, Cl A*                                         56,092          1,685
   COX Communications, Cl A*                               6,039            209
   COX Radio, Cl A*                                          916             15
   Dana                                                    4,058             66
   Darden Restaurants                                      4,118            112
   Delphi                                                 12,843            116
   Dex Media*                                              1,263             30
   Dillard's, Cl A                                         1,675             42
   DIRECTV Group*                                         16,929            271
   Dollar General                                          7,622            151
   Dollar Tree Stores*                                     2,874             80
   Dow Jones                                               1,547             66
   DR Horton (B)                                           6,037            213
   E.W. Scripps, Cl A                                      1,628             76
   Eastman Kodak                                           7,608            249
   eBay (B)*                                              13,599          1,529
   EchoStar Communications, Cl A*                          6,024            198
   Entercom Communications*                                  982             35
   Family Dollar Stores                                    3,872            113
   Federated Department Stores                             4,687            257
   Foot Locker                                             4,012            104
   Ford Motor (B)                                         46,381            658
   Fortune Brands                                          3,804            299
   Fossil*                                                 1,098             30
   Fox Entertainment Group, Cl A*                          5,016            147
   Gannett                                                 6,734            555
   Gap                                                    16,416            359
   Gemstar-TV Guide International*                         6,756             37
   General Motors (B)                                     12,081            466
   Gentex (B)                                              1,966             64
   Genuine Parts                                           4,645            202
   Getty Images (B)*                                       1,183             69
   GTECH Holdings                                          3,078             74
   Harley-Davidson                                         7,699            445
   Harman International Industries                         1,568            193
   Harrah's Entertainment (B)                              2,977            183
   Harte-Hanks                                             1,489             38
   Hasbro                                                  3,967             75
   Hearst-Argyle Television                                  863             22
   Hilton Hotels                                           9,927            205
   Home Depot                                             58,756          2,453
   Hovnanian Enterprises, Cl A (B)*                          932             38
   IAC/InterActive*                                        8,786            217
   International Game Technology (B)                       9,239            327
   International Speedway, Cl A                              912             45
   Interpublic Group (B)*                                 11,236            139
   JC Penney                                               6,457            249
   John Wiley & Sons, Cl A                                 1,242             41
   Johnson Controls                                        5,030            309
   Jones Apparel Group                                     3,394            121
   KB Home                                                   944             83


--------------------------------------------------------------------------------
16      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Kmart Holding (B)*                                      1,211      $     125
   Knight-Ridder                                           2,106            143
   Kohl's*                                                 7,820            361
   Lamar Advertising, Cl A*                                2,140             84
   Lear                                                    1,825            106
   Lee Enterprises                                         1,187             57
   Leggett & Platt                                         5,136            153
   Lennar, Cl A (B)                                        3,522            158
   Liberty Media International, Cl A (B)*                  4,326            186
   Liberty Media, Cl A*                                   71,072            734
   Limited (B)                                            10,976            268
   Liz Claiborne                                           2,982            122
   Lowe's (B)                                             20,576          1,138
   Mandalay Resort Group                                   1,809            126
   Marriott International, Cl A                            5,104            290
   Marvel Enterprises (B)*                                 1,806             33
   Mattel                                                 11,237            213
   May Department Stores                                   7,707            217
   Maytag (B)                                              2,001             40
   McClatchy, Cl A                                           474             33
   McDonald's                                             32,946          1,013
   McGraw-Hill                                             5,058            444
   MDC Holdings                                              628             48
   Media General, Cl A                                       601             37
   Meredith                                                  966             51
   Metro-Goldwyn-Mayer                                     1,609             19
   MGM Mirage*                                             1,577             92
   Michaels Stores                                         3,502             96
   Mohawk Industries*                                      1,339            117
   MSC Industrial Direct, Cl A                               844             30
   Neiman-Marcus Group, Cl A                               1,125             73
   New York Times, Cl A                                    3,902            160
   Newell Rubbermaid                                       7,103            164
   Nike, Cl B                                              4,254            360
   Nordstrom                                               2,901            127
   NTL*                                                    1,782            124
   NVR (B)*                                                  140             97
   O'Reilly Automotive (B)*                                1,253             55
   Office Depot*                                           8,267            136
   OfficeMax                                               2,305             70
   Omnicom Group                                           4,997            405
   Outback Steakhouse                                      1,717             74
   Pacific Sunwear of California                           2,085             46
   Petco Animal Supplies*                                  1,125             41
   Petsmart (B)                                            3,701            127
   Pier 1 Imports                                          2,316             42
   Polaris Industries                                      1,080             71
   Polo Ralph Lauren                                       1,046             41
   Pulte Homes (B)                                         2,808            155
   Radio One, Cl D*                                        2,020             28
   RadioShack                                              4,223            133
   Reebok International                                    1,387             54
   Regal Entertainment Group, Cl A                         1,188             25

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Regis                                                   1,185      $      53
   Rent-A-Center*                                          1,780             45
   Ross Stores                                             4,063            109
   Ruby Tuesday                                            1,765             49
   Ryland Group                                              603             61
   Saks                                                    3,536             49
   Sears Roebuck                                           5,639            293
   Sherwin-Williams                                        3,073            137
   Sirius Satellite Radio (B)*                            32,524            216
   Snap-On                                                 1,491             47
   Standard-Pacific                                          917             51
   Stanley Works                                           1,822             85
   Staples                                                12,961            414
   Starbucks (B)*                                         10,455            588
   Starwood Hotels & Resorts Worldwide                     5,376            281
   Station Casinos                                         1,118             64
   Talbots                                                   413             12
   Target                                                 23,899          1,224
   Tiffany (B)                                             3,781            116
   Timberland, Cl A*                                         573             36
   Time Warner (B)*                                      114,922          2,035
   TJX                                                    13,146            309
   Toll Brothers*                                          1,292             66
   Toys "R" Us*                                            5,492            106
   Tribune                                                 6,584            286
   TRW Automotive Holdings*                                  600             13
   UnitedGlobalCom, Cl A*                                  9,177             76
   Univision Communications, Cl A (B)*                     6,130            184
   Urban Outfitters*                                       1,200             51
   VF                                                      2,274            123
   Viacom, Cl B                                           39,369          1,366
   Walt Disney                                            53,735          1,444
   Washington Post, Cl B                                     147            138
   Wendy's International                                   2,927            104
   Westwood One*                                           1,983             44
   Whirlpool                                               1,830            118
   Williams-Sonoma (B)*                                    2,421             89
   Wynn Resorts (B)*                                         862             50
   XM Satellite Radio Holdings,
      Cl A (B)*                                            4,125            152
   Yum! Brands                                             7,660            348
                                                                      ---------
                                                                         37,892
                                                                      ---------

CONSUMER STAPLES -- 9.0%
   Adolph Coors, Cl B                                        695             52
   Alberto-Culver                                          1,824             84
   Albertson's (B)                                         9,553            242
   Altria Group (B)                                       53,759          3,091
   Anheuser-Busch                                         21,164          1,060
   Aramark, Cl B                                           2,678             70
   Archer-Daniels-Midland                                 15,137            321
   Avon Products                                          12,317            462
   BJ's Wholesale Club*                                    1,872             56


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      17

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Brown-Forman, Cl B                                      1,464      $      70
   Campbell Soup                                           6,139            175
   Church & Dwight                                         1,632             51
   Clorox                                                  3,979            219
   Coca-Cola                                              55,270          2,173
   Coca-Cola Enterprises                                   6,205            129
   Colgate-Palmolive                                      13,903            639
   ConAgra Foods                                          13,955            378
   Constellation Brands, Cl A*                             2,334            104
   Costco Wholesale (B)                                   12,105            588
   CVS                                                    10,492            476
   Dean Foods*                                             3,878            123
   Del Monte Foods*                                        4,825             52
   Energizer Holdings (B)*                                 2,140            100
   Estee Lauder, Cl A                                      2,877            126
   General Mills                                           7,551            344
   Gillette                                               26,259          1,142
   Hershey Foods                                           4,592            238
   HJ Heinz                                                9,171            341
   Hormel Foods                                            1,939             59
   JM Smucker                                              1,457             66
   Kellogg                                                 6,460            282
   Kimberly-Clark                                         13,203            840
   Kraft Foods, Cl A (B)                                   6,921            237
   Kroger*                                                19,195            311
   Loews--Carolina Group                                   1,511             44
   McCormick                                               3,539            129
   NBTY*                                                   1,511             39
   Pepsi Bottling Group                                    4,098            115
   PepsiAmericas                                           1,912             40
   PepsiCo                                                44,732          2,233
   Pilgrim's Pride (B)                                       351             12
   Procter & Gamble                                       67,394          3,604
   Reynolds American (B)                                   3,976            301
   Rite Aid*                                              11,114             41
   Safeway*                                               11,832            228
   Sara Lee                                               20,615            484
   Smithfield Foods*                                       2,275             66
   Supervalu                                               3,646            115
   Sysco (B)                                              16,864            586
   Tootsie Roll Industries                                   607             19
   Tyson Foods, Cl A                                       5,884             96
   UST (B)                                                 4,283            189
   Wal-Mart Stores (B)                                    67,240          3,501
   Walgreen                                               26,805          1,023
   Whole Foods Market                                      1,593            145
   Wm. Wrigley Jr                                          4,159            286
                                                                      ---------
                                                                         27,997
                                                                      ---------

ENERGY -- 7.0%
   Amerada Hess                                            2,035            181
   Anadarko Petroleum                                      6,652            463
   Apache                                                  8,589            464

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Ashland                                                 1,813      $     107
   Baker Hughes (B)                                        8,675            385
   BJ Services (B)*                                        4,171            211
   Burlington Resources                                   10,349            480
   Chesapeake Energy (B)                                   6,852            123
   ChevronTexaco                                          56,099          3,063
   ConocoPhillips                                         17,962          1,634
   Cooper Cameron*                                         1,400             73
   Devon Energy                                           12,510            518
   Diamond Offshore Drilling (B)                           1,595             60
   El Paso*                                               16,754            175
   ENSCO International                                     3,882            122
   EOG Resources                                           3,098            233
   Exxon Mobil                                           171,547          8,792
   FMC Technologies*                                       1,780             59
   Grant Prideco*                                          3,347             72
   Halliburton                                            11,624            481
   Kerr-McGee (B)                                          3,520            219
   Kinder Morgan                                           2,554            177
   Marathon Oil                                            8,991            355
   Murphy Oil (B)                                          2,151            184
   National-Oilwell (B)*                                   2,235             81
   Newfield Exploration*                                   1,681            106
   Noble Energy                                            1,480             94
   NRG Energy*                                             2,069             66
   Occidental Petroleum                                   10,315            621
   Patina Oil & Gas                                        1,902             63
   Patterson-UTI Energy (B)                                4,357             87
   Pioneer Natural Resources                               3,851            136
   Pogo Producing                                          1,669             84
   Premcor*                                                1,048             47
   Pride International (B)*                                2,881             56
   Rowan (B)*                                              2,759             71
   Smith International (B)*                                2,698            163
   Sunoco                                                  2,019            167
   Tidewater                                               1,642             56
   Unocal                                                  6,981            321
   Valero Energy                                           6,819            319
   Varco International*                                    2,589             77
   Western Gas Resources                                   1,449             45
   Williams                                               14,784            246
   XTO Energy                                              6,794            247
                                                                      ---------
                                                                         21,784
                                                                      ---------

FINANCIALS -- 21.1%
   A.G. Edwards                                            2,109             82
   Aflac                                                  13,274            499
   Alleghany*                                                126             36
   Allied Capital (B)                                      3,486             96
   Allmerica Financial*                                    1,453             47
   Allstate                                               18,377            928
   AMB Property+                                           2,144             86
   AMBAC Financial Group                                   2,812            229


--------------------------------------------------------------------------------
18      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   American Capital Strategies (B)                         2,343      $      75
   American Express (B)                                   29,553          1,646
   American Financial Group                                  915             29
   American International Group                           60,246          3,817
   American National Insurance                               222             23
   AmeriCredit*                                            4,028             84
   Ameritrade Holding*                                     6,243             87
   AmSouth Bancorp                                         9,148            237
   Annaly Mortgage Management (B)+                         3,111             62
   AON                                                     8,174            173
   Apartment Investment & Management,
      Cl A+                                                2,441             89
   Archstone-Smith Trust+                                  5,064            185
   Arden Realty+                                           1,731             62
   Arthur J Gallagher                                      2,468             76
   Associated Banc (B)                                     3,432            114
   Assurant                                                2,000             60
   Astoria Financial                                       2,028             84
   AvalonBay Communities+                                  1,840            131
   Bank of America                                       106,927          4,948
   Bank of Hawaii                                          1,456             71
   Bank of New York                                       20,495            674
   Banknorth Group                                         4,453            160
   BB&T (B)                                               14,626            621
   Bear Stearns                                            2,782            271
   BlackRock, Cl A                                           485             36
   BOK Financial*                                            475             23
   Boston Properties+                                      2,183            131
   BRE Properties, Cl A+                                   1,320             54
   Brown & Brown                                           1,412             57
   Camden Property Trust+                                  1,056             52
   Capital One Financial                                   6,256            492
   CapitalSource (B)*                                      1,787             41
   Capitol Federal Financial                                 527             19
   Catellus Development+                                   2,709             85
   CBL & Associates Properties+                              603             44
   Centerpoint Properties Trust+                           1,166             55
   Charles Schwab                                         25,889            279
   Chicago Mercantile Exchange (B)                           882            173
   Chubb                                                   5,013            382
   Cincinnati Financial                                    3,963            178
   CIT Group                                               5,626            241
   Citigroup                                             135,629          6,069
   City National                                           1,098             75
   CNA Financial*                                            745             19
   Colonial BancGroup (B)                                  3,647             77
   Comerica                                                4,587            282
   Commerce Bancorp (B)                                    1,769            111
   Commerce Bancshares                                     1,663             81
   Compass Bancshares                                      3,162            147
   Conseco*                                                3,877             74
   Countrywide Financial                                  14,586            484
   Crescent Real Estate Equity+                            2,004             36

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Cullen/Frost Bankers                                    1,409      $      68
   Developers Diversified Realty+                          2,668            115
   Doral Financial                                         2,226            103
   Duke Realty+                                            3,658            126
   E*Trade Financial*                                      9,392            130
   Eaton Vance                                             1,849             89
   Equity Office Properties Trust+                        10,500            288
   Equity Residential+                                     7,276            245
   Erie Indemnity, Cl A                                      747             39
   Fannie Mae (B)                                         25,384          1,744
   Federal Realty Investment Trust+                        1,375             69
   Federated Investors, Cl B                               2,158             63
   Fidelity National Financial                             4,159            178
   Fifth Third Bancorp                                    12,665            638
   First American                                          2,055             68
   First Horizon National                                  3,312            145
   First Marblehead*                                         405             23
   FirstMerit (B)                                          2,232             61
   Forest City Enterprises, Cl A                             784             42
   Franklin Resources                                      4,146            272
   Freddie Mac                                            18,020          1,230
   Fremont General                                         1,743             41
   Friedman Billings Ramsey
      Group, Cl A+                                         3,635             70
   Fulton Financial                                        3,197             72
   General Growth Properties+                              5,798            199
   Genworth Financial, Cl A (B)                            3,700             97
   Golden West Financial                                   3,294            393
   Goldman Sachs Group                                     8,556            896
   Hartford Financial Services Group (B)                   7,709            493
   HCC Insurance Holdings                                  1,735             58
   Health Care Property Investors+                         3,489             94
   Health Care+                                            1,383             49
   Hibernia, Cl A                                          3,985            115
   Hospitality Properties Trust (B)+                       1,766             79
   Host Marriott+*                                         8,936            140
   HRPT Properties Trust+                                  4,641             56
   Hudson City Bancorp                                     1,681             68
   Hudson United Bancorp                                   1,222             50
   Huntington Bancshares                                   5,924            144
   Independence Community Bank                             2,152             91
   IndyMac Bancorp                                         1,599             52
   Instinet Group*                                         3,479             21
   International Bancshares                                  949             38
   Investors Financial Services                            1,755             77
   iStar Financial+                                        2,954            130
   Janus Capital Group                                     6,120            101
   Jefferies Group                                         1,357             55
   Jefferson-Pilot                                         3,722            183
   JPMorgan Chase                                         93,418          3,517
   Keycorp                                                10,685            356
   Kimco Realty+                                           2,503            142
   Legg Mason                                              2,570            175


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      19

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers Holdings                                7,301      $     612
   Leucadia National*                                      1,397             88
   Liberty Property Trust (B)+                             2,155             88
   Lincoln National                                        4,520            208
   Loews                                                   3,944            276
   M&T Bank                                                2,007            212
   Macerich+                                               1,544             94
   Mack-Cali Realty+                                       1,598             70
   Markel*                                                   228             73
   Marsh & McLennan                                       13,665            391
   Marshall & Ilsley                                       5,768            240
   MBIA (B)                                                3,746            225
   MBNA                                                   29,691            789
   Mellon Financial                                       11,050            323
   Mercantile Bankshares                                   2,024            104
   Mercury General                                           696             39
   Merrill Lynch                                          25,086          1,398
   Metlife                                                10,615            414
   MGIC Investment (B)                                     2,558            174
   Mills+                                                  1,412             84
   MoneyGram International*                                2,406             51
   Moody's                                                 3,333            269
   Morgan Stanley                                         28,783          1,461
   National City                                          15,514            575
   Nationwide Financial Services, Cl A                     1,461             55
   New Plan Excel Realty Trust+                            2,695             71
   New York Community Bancorp (B)                          6,826            135
   NewAlliance Bancshares*                                 2,493             37
   North Fork Bancorporation                              11,317            326
   Northern Trust                                          5,067            238
   Nuveen Investments, Cl A                                  499             18
   Odyssey Re Holdings (B)                                   384              9
   Old Republic International                              4,791            120
   Pan Pacific Retail Properties+                          1,011             60
   Peoples Bank Bridgeport                                 1,059             42
   Plum Creek Timber+                                      4,889            181
   PMI Group                                               2,456            101
   PNC Financial Services Group                            7,350            400
   Popular                                                 6,886            182
   Principal Financial Group                               8,302            313
   Progressive                                             5,286            481
   Prologis                                                4,693            189
   Protective Life                                         1,809             76
   Providian Financial*                                    7,745            124
   Prudential Financial                                   13,916            681
   Public Storage+                                         2,106            112
   Radian Group                                            2,526            129
   Raymond James Financial                                 1,719             51
   Rayonier+                                               1,342             64
   Reckson Associates Realty+                              2,091             68
   Regency Centers+                                        1,590             83
   Regions Financial                                      12,135            425

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Reinsurance Group of America                              799      $      37
   Safeco (B)                                              3,390            164
   SEI Investments (F)                                     1,723             67
   Shurgard Storage Centers, Cl A+                         1,246             52
   Simon Property Group+                                   4,383            272
   Sky Financial Group                                     2,605             75
   SL Green Realty+                                        1,032             59
   SLM (B)                                                11,578            592
   South Financial Group                                   1,800             57
   Sovereign Bancorp                                       8,880            194
   St. Joe                                                 1,444             79
   St. Paul Travelers                                     17,588            642
   Stancorp Financial Group                                  796             63
   State Street                                            8,755            390
   Student Loan                                              102             18
   SunTrust Banks                                          8,641            616
   Synovus Financial                                       8,099            219
   T Rowe Price Group                                      2,809            166
   TCF Financial                                           3,626            112
   Thornburg Mortgage (B)+                                 2,443             70
   Torchmark                                               2,971            163
   Transatlantic Holdings                                    655             38
   Trizec Properties+                                      2,349             39
   UCBH Holdings                                           1,211             55
   UnionBanCal                                             1,447             89
   United Dominion Realty Trust+                           3,249             75
   Unitrin                                                 1,260             60
   UnumProvident (B)                                       7,743            121
   US Bancorp                                             49,630          1,471
   Valley National Bancorp                                 2,559             72
   Ventas+                                                 2,210             60
   Vornado Realty Trust+                                   2,520            185
   W Holding                                               1,967             43
   Wachovia                                               42,212          2,184
   Waddell & Reed Financial, Cl A                          2,170             49
   Washington Federal                                      2,058             56
   Washington Mutual                                      22,777            927
   Webster Financial                                       1,323             66
   Weingarten Realty Investors+                            1,911             78
   Wells Fargo                                            44,231          2,732
   Wesco Financial                                            41             16
   Westcorp                                                  532             22
   WFS Financial*                                            207             10
   Whitney Holding                                         1,014             47
   Wilmington Trust                                        1,663             60
   WR Berkley                                              1,828             83
   Zions Bancorporation                                    2,312            154
                                                                      ---------
                                                                         65,295
                                                                      ---------

HEALTH CARE -- 12.7%
   Abbott Laboratories                                    40,853          1,714
   Accredo Health (B)*                                     1,167             32
   Aetna                                                   4,023            477


--------------------------------------------------------------------------------
20      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Affymetrix (B)*                                         1,499      $      51
   Allergan                                                3,413            251
   American Pharmaceutical
      Partners (B)*                                          436             13
   AmerisourceBergen                                       2,903            171
   Amgen*                                                 33,948          2,038
   Amylin Pharmaceuticals (B)*                             2,423             49
   Andrx*                                                  1,901             34
   Applera - Applied Biosystems Group                      5,435            111
   Barr Pharmaceuticals*                                   2,257             88
   Bausch & Lomb                                           1,368             81
   Baxter International                                   16,151            511
   Beckman Coulter                                         1,626            106
   Becton Dickinson                                        6,696            367
   Biogen Idec*                                            8,868            520
   Biomet                                                  6,620            317
   Boston Scientific*                                     17,274            601
   Bristol-Myers Squibb (B)                               50,888          1,196
   Cardinal Health                                        11,352            593
   Caremark Rx*                                           12,248            438
   Celgene*                                                4,264            117
   Cephalon (B)*                                           1,448             69
   Charles River Laboratories
      International*                                       1,575             74
   Chiron (B)*                                             2,933             95
   Cigna                                                   3,530            247
   Community Health Systems*                               1,724             48
   Cooper                                                    866             60
   Covance*                                                1,658             65
   Coventry Health Care*                                   2,379            118
   CR Bard                                                 2,696            161
   Cytyc*                                                  2,903             78
   Dade Behring Holdings*                                  1,121             60
   DaVita*                                                 2,577             86
   Dentsply International                                  2,108            111
   Edwards Lifesciences*                                   1,507             57
   Eli Lilly                                              25,521          1,361
   Endo Pharmaceuticals Holdings*                          1,297             27
   Eon Labs*                                                 765             21
   Express Scripts*                                        1,763            127
   Eyetech Pharmaceuticals*                                  216              9
   Fisher Scientific International*                        2,905            164
   Forest Laboratories*                                    9,593            374
   Gen-Probe*                                              1,327             53
   Genentech*                                             11,579            559
   Genzyme*                                                5,897            330
   Gilead Sciences*                                       11,170            385
   Guidant                                                 8,277            537
   HCA (B)                                                12,123            478
   Health Management Associates,
      Cl A (B)                                             6,414            142
   Health Net*                                             2,930             80
   Henry Schein*                                           1,146             75

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Hillenbrand Industries                                  1,424      $      78
   Hospira*                                                4,189            135
   Humana*                                                 4,363            108
   ICOS*                                                   1,404             34
   Idexx Laboratories*                                       949             49
   ImClone Systems*                                        1,697             72
   IMS Health                                              6,068            137
   Inamed*                                                   954             51
   Invitrogen (B)*                                         1,370             83
   IVAX*                                                   4,803             75
   Johnson & Johnson                                      77,844          4,696
   Kinetic Concepts*                                         685             43
   King Pharmaceuticals*                                   6,419             80
   Laboratory of America Holdings*                         3,653            175
   Lincare Holdings (B)*                                   2,570             99
   Manor Care (B)                                          2,420             83
   Martek Biosciences*                                       700             27
   McKesson                                                7,559            223
   Medco Health Solutions*                                 7,034            265
   Medicis Pharmaceutical, Cl A                            1,472             54
   Medimmune*                                              6,431            171
   Medtronic                                              31,744          1,525
   Merck                                                  58,415          1,637
   Mettler Toledo International*                           1,136             59
   MGI Pharma*                                             1,916             52
   Millennium Pharmaceuticals*                             7,816             99
   Millipore*                                              1,286             63
   Mylan Laboratories (B)                                  6,905            125
   Nektar Therapeutics*                                    1,996             37
   Neurocrine Biosciences*                                   952             44
   Omnicare                                                2,725             88
   OSI Pharmaceuticals*                                    1,361             65
   Pacificare Health Systems*                              2,216            107
   Patterson (B)*                                          3,282            134
   PerkinElmer                                             3,334             71
   Pfizer                                                200,107          5,557
   Pharmaceutical Product
      Development*                                         1,323             56
   Protein Design Labs*                                    2,430             44
   Quest Diagnostics                                       2,167            203
   Renal Care Group*                                       1,843             61
   Resmed*                                                   900             45
   Respironics (B)*                                          920             51
   Schering-Plough                                        38,457            686
   Sepracor (B)*                                           2,824            126
   St. Jude Medical*                                       9,170            350
   Stryker                                                 7,560            333
   Tenet Healthcare*                                      12,466            135
   Thermo Electron*                                        4,263            129
   Triad Hospitals*                                        1,951             72
   UnitedHealth Group                                     17,482          1,448
   Universal Health Services, Cl B                         1,333             61
   Varian Medical Systems*                                 3,630            153


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      21

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   VCA Antech*                                             1,747      $      32
   Waters*                                                 3,083            144
   Watson Pharmaceuticals*                                 2,792             81
   WellChoice*                                               540             26
   WellPoint (B)*                                          3,667            372
   WellPoint Health Networks*                              4,107            514
   Wyeth                                                  34,912          1,392
   Zimmer Holdings*                                        6,368            520
                                                                      ---------
                                                                         39,362
                                                                      ---------

INDUSTRIALS -- 10.8%
   3M                                                     20,484          1,630
   Adesa*                                                  2,372             47
   AGCO*                                                   2,394             52
   Alliant Techsystems*                                      971             64
   Allied Waste Industries (B)*                            7,205             65
   American Power Conversion                               4,535             96
   American Standard*                                      4,948            193
   Ametek                                                  1,765             58
   AMR (B)*                                                4,400             40
   Apollo Group, Cl A (B)*                                 4,000            319
   Avery Dennison                                          2,860            168
   BearingPoint*                                           3,976             35
   Boeing (B)                                             22,067          1,182
   Briggs & Stratton                                       1,268             50
   Brink's                                                 1,538             59
   Burlington Northern Santa Fe                            9,799            441
   Career Education*                                       2,595            101
   Carlisle                                                  833             50
   Caterpillar                                             8,939            818
   Cendant                                                26,901            610
   CH Robinson Worldwide                                   2,184            117
   ChoicePoint*                                            2,271            100
   Cintas                                                  3,301            148
   CNF                                                     1,323             62
   Copart*                                                 1,813             39
   Corinthian Colleges (B)*                                2,548             44
   Corporate Executive Board                                 979             66
   Crane                                                   1,288             39
   CSX                                                     5,553            212
   Cummins                                                 1,102             88
   Danaher (B)                                             6,164            351
   Deere                                                   6,573            471
   Deluxe                                                  1,372             54
   DeVry*                                                  1,480             25
   Donaldson                                               1,972             61
   Dover                                                   5,400            218
   Dun & Bradstreet*                                       1,915            114
   Eaton                                                   3,992            269
   Education Management*                                   1,856             61
   Emerson Electric                                       11,115            743
   Equifax                                                 3,306             91
   Expeditors International Washington                     2,792            149

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Fastenal                                                1,599      $      98
   FedEx                                                   7,807            742
   Fluor (B)                                               2,175            113
   General Dynamics                                        5,251            569
   General Electric                                      276,852          9,789
   Goodrich                                                3,015             96
   Graco                                                   1,824             67
   H&R Block (B)                                           4,288            205
   Harsco                                                  1,136             60
   Herman Miller                                           1,893             46
   Hewitt Associates, Cl A*                                  963             29
   HNI                                                     1,500             64
   Honeywell International                                22,630            800
   Hubbell, Cl B                                           1,592             77
   Hughes Supply                                           1,823             60
   IKON Office Solutions                                   3,176             36
   Illinois Tool Works                                     6,981            658
   Iron Mountain*                                          2,868             86
   ITT Educational Services (B)*                           1,221             58
   ITT Industries                                          2,400            204
   Jacobs Engineering Group*                               1,431             66
   JB Hunt Transport Services                              1,460             59
   JetBlue Airways (B)*                                    2,396             58
   L-3 Communications Holdings                             2,756            205
   Lafarge North America                                     839             42
   Laureate Education*                                       989             39
   Lockheed Martin                                         9,884            601
   Manpower                                                2,420            117
   Masco                                                  11,412            402
   Monster Worldwide (B)*                                  2,581             73
   Navistar International (B)*                             1,607             66
   Norfolk Southern                                       10,376            356
   Northrop Grumman                                        9,476            534
   Oshkosh Truck                                             949             60
   Paccar                                                  4,642            363
   Pall                                                    3,258             88
   Parker Hannifin                                         3,097            232
   Pentair                                                 2,555            102
   Pitney Bowes                                            6,007            263
   Precision Castparts                                     1,655            107
   Raytheon                                               11,760            474
   Republic Services                                       4,142            130
   Robert Half International                               3,862            104
   Rockwell Automation                                     4,817            228
   Rockwell Collins                                        4,585            183
   Roper Industries                                        1,000             62
   RR Donnelley & Sons                                     5,623            195
   Ryder System                                            1,706             91
   Service International*                                  9,307             66
   ServiceMaster                                           7,440             98
   Sirva*                                                    500             10
   Southwest Airlines                                     20,561            323
   SPX (B)                                                 2,065             85
   Steelcase, Cl A                                         1,403             19


--------------------------------------------------------------------------------
22      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Stericycle*                                             1,113      $      46
   Teleflex                                                  940             47
   Textron                                                 3,149            229
   Timken                                                  1,729             45
   Union Pacific                                           6,847            434
   United Defense Industries*                              1,250             57
   United Parcel Service, Cl B                            14,959          1,259
   United Technologies                                    13,455          1,313
   Viad                                                      526             13
   W.W. Grainger                                           1,972            122
   Waste Management                                       15,137            451
   Weight Watchers International (B)*                      1,046             41
   Yellow Roadway (B)*                                     1,278             68
                                                                      ---------
                                                                         33,483
                                                                      ---------

INFORMATION TECHNOLOGY -- 15.9%
   3Com*                                                  10,696             47
   Activision*                                             3,608             57
   Acxiom (B)                                              2,006             51
   ADC Telecommunications*                                20,774             49
   Adobe Systems                                           6,314            382
   Adtran                                                  1,731             39
   Advanced Fibre Communication*                           2,396             39
   Advanced Micro Devices (B)*                             9,365            199
   Affiliated Computer Services, Cl A*                     3,182            188
   Agere Systems, Cl B (B)*                               46,141             63
   Agilent Technologies*                                  12,499            286
   Akamai Technologies*                                    2,918             38
   Alliance Data Systems (B)*                              1,210             52
   Altera*                                                 9,953            226
   American Tower, Cl A (B)*                               5,568            101
   Amkor Technology*                                       2,401             13
   Amphenol, Cl A*                                         1,808             63
   Analog Devices                                          9,929            367
   Andrew*                                                 4,379             62
   Apple Computer*                                         9,925            665
   Applied Materials*                                     44,415            739
   Applied Micro Circuits*                                 7,514             28
   Arrow Electronics*                                      2,989             73
   Ask Jeeves*                                             1,596             41
   Atmel*                                                 10,166             36
   Autodesk                                                3,130            205
   Automatic Data Processing                              15,426            702
   Avaya (B)*                                             10,383            170
   Avid Technology*                                          872             50
   Avnet*                                                  3,029             56
   Avocent*                                                1,366             52
   AVX                                                     1,424             18
   BEA Systems (B)*                                        9,519             77
   BMC Software*                                           5,759            107
   Broadcom, Cl A*                                         6,607            215
   Cadence Design Systems (B)*                             7,207             99
   CDW                                                     1,653            109

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Ceridian*                                               3,775      $      71
   Certegy                                                 1,663             57
   Checkfree*                                              2,154             80
   Ciena*                                                 14,989             38
   Cisco Systems*                                        177,257          3,316
   Citrix Systems*                                         4,450            105
   Cognizant Technology Solutions,
      Cl A*                                                3,479            133
   Computer Associates
      International (B)                                   12,331            376
   Computer Sciences*                                      4,870            263
   Compuware*                                             10,463             60
   Comverse Technology (B)*                                5,089            108
   Conexant Systems*                                      11,207             22
   Convergys*                                              3,669             55
   Corning (B)*                                           36,224            456
   Cree (B)*                                               1,922             69
   Cypress Semiconductor*                                  3,108             31
   Dell*                                                  66,354          2,689
   Diebold                                                 1,922            102
   DST Systems (B)*                                        1,913             93
   Electronic Arts (B)*                                    7,791            381
   Electronic Data Systems                                13,217            297
   EMC*                                                   63,271            849
   Fair Isaac                                              1,942             64
   Fairchild Semiconductor
      International*                                       3,040             46
   First Data                                             22,820            938
   Fiserv*                                                 5,048            194
   Flir Systems*                                             888             50
   Foundry Networks*                                       3,169             42
   Freescale Semiconductor (B)*                            3,591             63
   Global Payments                                           777             43
   Google, Cl A (B)*                                         500             91
   Harris                                                  1,720            114
   Hewlett-Packard                                        79,919          1,598
   Ingram Micro, Cl A (B)*                                 3,159             61
   Integrated Circuit Systems*                             1,909             45
   Intel (B)                                             169,584          3,790
   International Business Machines                        44,191          4,165
   International Rectifier*                                1,804             76
   Intersil, Cl A                                          3,810             61
   Intuit*                                                 4,572            191
   Jabil Circuit*                                          4,261            107
   Jack Henry & Associates                                 1,946             38
   JDS Uniphase (B)*                                      36,420            115
   Juniper Networks (B)*                                  14,013            386
   Kla-Tencor (B)*                                         5,095            230
   Lam Research (B)*                                       3,525             92
   Lexmark International, Cl A*                            3,437            292
   Linear Technology                                       8,186            312
   LSI Logic*                                             10,368             55
   Lucent Technologies (B)*                              113,222            445


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      23

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Macromedia*                                             1,831      $      52
   Maxim Integrated Products                               8,507            348
   Maxtor*                                                 6,334             24
   McAfee*                                                 4,210            122
   MEMC Electronic Materials*                              1,738             18
   Mercury Interactive (B)*                                2,194            100
   Microchip Technology                                    5,556            157
   Micron Technology (B)*                                 14,971            166
   Microsoft                                             240,643          6,452
   Molex (B)                                               3,534             97
   Motorola (B)                                           61,349          1,182
   National Instruments                                    1,436             41
   National Semiconductor*                                 9,599            148
   NAVTEQ*                                                 1,100             47
   NCR*                                                    2,487            149
   NetFlix (B)*                                              800              9
   Network Appliance*                                      8,087            244
   Novell (B)*                                            10,248             63
   Novellus Systems*                                       3,630             98
   Nvidia (B)*                                             4,266             82
   Oracle*                                                98,857          1,252
   Paychex                                                 8,753            290
   Peoplesoft (B)*                                         8,603            203
   Pixar*                                                    643             58
   Plantronics                                             1,277             53
   PMC - Sierra (B)*                                       4,905             54
   Polycom*                                                2,531             58
   QLogic*                                                 2,442             84
   Qualcomm                                               42,444          1,767
   Rambus*                                                 2,168             50
   Red Hat (B)*                                            4,349             63
   Reynolds & Reynolds, Cl A                               1,637             39
   Sabre Holdings, Cl A                                    3,580             83
   Sandisk (B)*                                            4,142             94
   Sanmina-SCI*                                           14,017            124
   Scientific-Atlanta                                      4,049            120
   Semtech*                                                2,053             42
   Siebel Systems*                                        11,132            112
   Silicon Laboratories*                                     981             30
   Solectron*                                             24,097            151
   Spectrasite*                                            1,049             61
   Storage Technology*                                     2,870             84
   Sun Microsystems*                                      87,857            488
   Sungard Data Systems*                                   7,724            205
   Sybase*                                                 2,689             46
   Symantec*                                               8,119            518
   Symbol Technologies                                     6,355             96
   Synopsys*                                               3,901             69
   Tech Data*                                              1,550             70
   Tektronix                                               2,433             76
   Tellabs*                                               10,726             92
   Teradyne*                                               5,201             89
   Texas Instruments                                      45,299          1,095
   TIBCO Software*                                         5,516             63

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Total System Services                                     969      $      25
   Unisys*                                                 8,532             98
   Utstarcom (B)*                                          2,346             46
   VeriSign*                                               6,410            211
   Veritas Software*                                      11,356            249
   Vishay Intertechnology (B)*                             3,873             57
   WebMD (B)*                                              7,875             57
   Western Digital*                                        5,568             54
   Xerox (B)*                                             21,191            325
   Xilinx                                                  8,958            280
   Yahoo! (B)*                                            29,956          1,127
   Zebra Technologies, Cl A*                               1,467             74
                                                                      ---------
                                                                         49,100
                                                                      ---------

MATERIALS -- 3.2%
   Air Products & Chemicals                                5,915            339
   Alcoa                                                  22,901            778
   Arch Coal                                               1,693             65
   Ball                                                    2,898            130
   Bemis                                                   2,774             77
   Bowater                                                 1,478             60
   Cabot                                                   1,673             63
   Consol Energy                                           2,360            101
   Dow Chemical                                           24,504          1,237
   E.I. Du Pont de Nemours                                26,179          1,186
   Eastman Chemical                                        1,983            108
   Ecolab                                                  4,921            172
   Engelhard                                               3,190             95
   Florida Rock Industries                                   765             43
   Freeport-McMoRan Copper & Gold,
      Cl B (B)                                             4,027            157
   Georgia-Pacific                                         6,619            242
   International Flavors & Fragrances                      2,222             90
   International Paper (B)                                12,790            531
   International Steel Group*                                400             16
   Louisiana-Pacific                                       2,846             70
   Lubrizol                                                1,801             62
   Lyondell Chemical (B)                                   5,227            147
   Martin Marietta Materials                               1,252             63
   Massey Energy (B)                                       2,013             71
   MeadWestvaco                                            5,375            181
   Monsanto                                                6,902            318
   Newmont Mining                                         10,618            503
   Nucor (B)                                               4,138            219
   Owens-Illinois*                                         2,757             58
   Packaging of America                                    1,499             34
   Pactiv*                                                 4,132            103
   Peabody Energy                                          1,714            142
   Phelps Dodge                                            2,483            241
   PPG Industries                                          4,543            306
   Praxair                                                 8,463            380
   Rohm & Haas                                             4,141            183
   RPM International                                       2,969             55


--------------------------------------------------------------------------------
24      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Scotts, Cl A*                                             527      $      36
   Sealed Air (B)*                                         2,268            117
   Sigma-Aldrich                                           1,862            111
   Smurfit-Stone Container*                                6,703            120
   Sonoco Products                                         2,612             74
   Southern Peru Copper (B)                                  409             19
   Temple-Inland                                           1,450             86
   United States Steel (B)                                 2,914            153
   Valspar                                                 1,332             64
   Vulcan Materials                                        2,717            141
   Weyerhaeuser                                            6,237            412
   Worthington Industries                                  1,629             35
                                                                      ---------
                                                                          9,994
                                                                      ---------

TELECOMMUNICATION SERVICES -- 3.2%
   Alltel                                                  8,128            461
   AT&T (B)                                               21,000            384
   BellSouth                                              48,020          1,288
   CenturyTel                                              3,729            123
   Citizens Communications                                 9,015            129
   Crown Castle International*                             5,018             85
   IDT, Cl B*                                              1,749             27
   Level 3 Communications (B)*                            18,416             63
   Nextel Communications, Cl A*                           26,830            764
   Nextel Partners, Cl A*                                  3,299             60
   NII Holdings*                                           1,510             65
   Qwest Communications International*                    39,623            158
   SBC Communications                                     86,781          2,184
   Sprint (B)*                                            37,291            851
   Telephone & Data Systems                                1,319            102
   US Cellular*                                              431             19
   Verizon Communications (B)                             72,617          2,994
   West*                                                     498             17
   Western Wireless, Cl A*                                 2,261             61
                                                                      ---------
                                                                          9,835
                                                                      ---------

UTILITIES -- 3.3%
   AES*                                                   16,479            202
   AGL Resources                                           2,059             68
   Allegheny Energy (B)*                                   3,760             72
   Allete                                                    790             29
   Alliant Energy                                          2,940             80
   Ameren (B)                                              5,158            250
   American Electric Power (B)                            10,456            357
   Aqua America                                            2,565             61
   Centerpoint Energy                                      7,329             82
   Cinergy (B)                                             4,785            198
   Consolidated Edison                                     6,383            280
   Constellation Energy Group                              4,362            191
   Dominion Resources                                      8,600            563
   DPL (B)                                                 3,209             77
   DTE Energy (B)                                          4,492            197

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Duke Energy (B)                                        24,123      $     610
   Dynegy, Cl A*                                           7,511             42
   Edison International                                    8,642            276
   Energy East                                             3,734             94
   Entergy                                                 6,082            394
   Equitable Resources                                     1,656             99
   Exelon                                                 17,272            720
   FirstEnergy                                             8,590            363
   FPL Group (B)                                           4,884            343
   Great Plains Energy                                     2,050             61
   Hawaiian Electric Industries (B)                        2,146             61
   KeySpan                                                 4,141            164
   MDU Resources Group                                     3,121             85
   National Fuel Gas                                       1,921             54
   NiSource                                                7,037            153
   Northeast Utilities                                     3,407             62
   NSTAR                                                   1,408             71
   OGE Energy                                              2,268             59
   Oneok                                                   2,696             75
   Pepco Holdings (B)                                      5,073            108
   PG&E*                                                  10,548            351
   Pinnacle West Capital                                   2,464            109
   PPL                                                     5,013            260
   Progress Energy (B)                                     6,527            287
   Public Service Enterprise Group (B)                     6,149            271
   Puget Energy                                            2,661             63
   Questar                                                 2,199            112
   Reliant Energy*                                         7,672             91
   SCANA (B)                                               2,987            114
   Sempra Energy (B)                                       5,455            202
   Southern (B)                                           19,441            637
   TECO Energy                                             5,438             81
   Texas Genco Holdings                                      440             21
   TXU (B)                                                 7,742            486
   UGI                                                     1,376             56
   Vectren                                                 1,991             52
   Westar Energy                                           2,292             51
   Wisconsin Energy                                        3,140            104
   WPS Resources                                           1,002             48
   Xcel Energy (B)                                        10,627            192
                                                                      ---------
                                                                         10,189
                                                                      ---------

Total Common Stock
   (Cost $252,894) ($ Thousands)                                        304,931
                                                                      ---------

CORPORATE OBLIGATIONS (C)(E) -- 5.9%

FINANCIALS -- 5.7%
   Allstate Life Global Funding MTN
         2.090%, 11/14/05                                $   242            242
   Belford Funding MTN
         2.140%, 02/02/05                                    967            967


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      25

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

LARGE CAP INDEX FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Bradford & Bingley
         2.196%, 01/07/05                                $   609      $     609
   CCN Bluegrass
         2.207%, 08/18/05                                    725            725
   CIT Group
         1.870%, 12/01/04                                    580            580
   Countrywide Home Loans MTN, Ser L
         2.435%, 02/23/05                                    280            280
   Countrywide Home Loans MTN, Ser M
         2.471%, 08/26/05                                    290            290
         2.429%, 05/20/05                                    193            193
         2.030%, 06/23/05                                    387            387
   Five Finance MTN
         2.150%, 09/22/05                                  1,373          1,372
   Harrier Finance Funding MTN, Ser 1
         1.886%, 06/15/05                                    841            841
   Irish Life & Permanent MTN, Ser X
         2.155%, 12/22/05                                    899            899
   Lakeside Funding
         2.276%, 12/08/04                                  1,235          1,235
   Liberty Light US Capital
         2.075%, 01/14/05                                    483            483
         2.070%, 02/09/05                                    483            483
   Morgan Stanley, Ser EXL
         2.039%, 12/04/05                                    193            193
   Nationwide Building Society
         1.953%, 10/28/05                                    483            483
   Pacific Life Global Funding
         2.090%, 11/14/05                                    725            725
   Premium Asset Trust
         2.170%, 12/15/05                                  1,354          1,354
   SLM MTN, Cl X
         2.150%, 12/20/05                                  1,692          1,692
   Saturn Ventures
         2.143%, 02/07/05                                    483            483
   Sigma Finance MTN
         1.989%, 01/04/05                                    580            580
   U.S. Trust
         2.212%, 09/12/05                                    967            967
   Washington Mutual Bank
         2.310%, 08/18/05                                    967            967
   White Pine Finance
         2.096%, 03/11/05                                    242            242
         2.026%, 11/01/05                                    425            425
                                                                      ---------
                                                                         17,697
                                                                      ---------

INDUSTRIALS -- 0.2%
   Caterpillar MTN, Ser F
         2.180%, 07/11/05                                    483            483
                                                                      ---------

Total Corporate Obligations
   (Cost $18,180) ($ Thousands)                                          18,180
                                                                      ---------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C)(D) -- 3.3%

FINANCIALS -- 3.3%
   Broadhollow Funding
         2.111%, 12/06/04                                $   725      $     725
   CPI Funding
         2.121%, 12/10/04                                    933            933
   Golden Fish
         2.307%, 01/18/05                                    582            581
         2.172%, 12/17/04                                    282            282
         2.162%, 12/14/04                                    340            340
         2.031%, 12/08/04                                    165            165
   Harwood Street Funding
         2.137%, 12/15/04                                  1,495          1,493
   Household Finance
         2.142%, 12/15/04                                  1,208          1,207
   Laguna
         2.141%, 12/10/04                                    387            387
         2.140%, 12/03/04                                    483            483
   Main Street Warehouse
         2.131%, 12/07/04                                    193            193
         2.131%, 12/08/04                                    193            193
         2.131%, 12/09/04                                    967            966
   Thornburg Mortgage Capital
         2.152%, 12/15/04                                    967            966
         2.151%, 12/07/04                                    338            338
         2.150%, 12/03/04                                    870            870

Total Commercial Paper
   (Cost $10,122) ($ Thousands)                                          10,122
                                                                      ---------

ASSET-BACKED SECURITIES (C) -- 2.4%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
         2.148%, 11/15/05 (E)                                204            204
         1.640%, 07/15/05                                     76             76
                                                                      ---------
                                                                            280
                                                                      ---------

MORTGAGE RELATED SECURITIES (E) -- 2.3%
   Aire Valley Mortgages
         2.140%, 09/20/05                                    619            619
   Blue Heron Funding
         2.211%, 02/23/05                                    967            967
         2.170%, 03/18/05                                    435            435
   Cheyne High Grade
         2.280%, 11/10/05                                    556            556
   Commodore
         1.970%, 12/12/38                                    290            290
   Davis Square Funding
         2.091%, 04/06/05                                    483            483
         2.091%, 05/06/05                                    483            483


--------------------------------------------------------------------------------
26      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Duke Funding
         2.115%, 04/08/05                                $   483      $     483
   Harwood
         2.190%, 09/20/05                                  1,228          1,228
   Orchid Structured Finance
         2.410%, 05/18/05                                  1,061          1,061
   RMAC
         2.090%, 06/12/05                                    435            435
   Whitehawk CDO Funding
         1.710%, 06/15/05                                    242            242
                                                                      ---------
                                                                          7,282
                                                                      ---------

Total Asset-Backed Securities
   (Cost $7,562) ($ Thousands)                                            7,562
                                                                      ---------

CASH EQUIVALENTS -- 2.2%
   Bear Stearns Master Notes (C)                         966,707            967
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A++                    5,961,896          5,962
                                                                      ---------

Total Cash Equivalents
   (Cost $6,929) ($ Thousands)                                            6,929
                                                                      ---------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
      1.652%, 12/23/04                                       655            654
                                                                      ---------

Total U.S. Treasury Obligation
   (Cost $654) ($ Thousands)                                                654
                                                                      ---------

REPURCHASE AGREEMENTS (C) -- 3.5%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $2,140,944
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $98,894-
      $1,450,060, 1.625%-7.000%,
      04/15/05-03/15/10; with total
      market value $2,183,681)                             2,141          2,141
   Lehman Brothers
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $628,396
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $20,688-
      $42,748, 0.000%-6.700%,
      09/13/05-08/15/27; with total
      market value $640,945)                                 628            628

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   UBS Paine Webber
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $7,927,453
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $111,993-
      $483,353, 0.000%-5.002%,
      12/17/04-11/15/29; with total
      market value $8,085,567)                           $ 7,927      $   7,927
                                                                      ---------

Total Repurchase Agreements
   (Cost $10,696) ($ Thousands)                                          10,696
                                                                      ---------

Total Investments -- 115.9%
   (Cost $307,037) ($ Thousands)                                        359,074
                                                                      ---------

OTHER ASSETS AND LIABILITIES -- (15.9)%
Payable upon Return on Securities Loaned                                (47,527)
Payable for Capital Shares Redeemed                                      (2,816)
Payable for Investment Securities Purchased                                (871)
Investment Advisory Fees Payable                                            (28)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         2,103
                                                                      ---------
Total Other Assets and Liabilities                                      (49,140)
                                                                      ---------
Net Assets -- 100.0%                                                  $ 309,934
                                                                      =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                            256,693
Undistributed net investment income                                       1,590
Accumulated net realized loss on investments
   and futures contracts                                                   (729)
Net unrealized appreciation on investments                               52,037
Net unrealized appreciation on futures contracts                            343
                                                                      ---------
Net Assets                                                            $ 309,934
                                                                      =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($309,933,965 / 2,976,774 shares)                                    $104.12
                                                                        =======

* Non-income producing security.

+ Real Estate Investment Trust

++ See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9). The total value of securities on loan at November 30, 2004 was $45,803,865.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2004 was $47,527,090.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2004.

(F) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.

Cl -- Class

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      27

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND

November 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

25.0%  Financials
15.0%  Information Technology
13.6%  Consumer Discretionary
12.9%  Industrials
11.0%  Health Care
 6.7%  Short-Term Investments
 4.7%  Energy
 3.9%  Materials
 2.3%  Asset-Backed Securities
 2.0%  Utilities
 1.8%  Consumer Staples
 0.5%  Telecommunication Services
 0.4%  Exchange Traded Fund
 0.2%  U.S. Treasury Obligations
 0.0%  Warrants
 0.0%  Rights

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.6%

CONSUMER DISCRETIONARY -- 15.9%
   1-800 Contacts*                                       118,000    $     2,418
   7-Eleven*                                              76,100          1,796
   Aaron Rents                                            34,100            827
   Abercrombie & Fitch, Cl A                              27,100          1,234
   Advo                                                  166,405          5,842
   Alliance Gaming (B)*                                  103,400          1,250
   America's Car Mart*                                   107,000          3,927
   American Axle & Manufacturing
      Holdings                                            22,790            665
   American Greetings, Cl A (B)*                         114,420          3,046
   AnnTaylor Stores*                                      39,500            867
   Arctic Cat                                             71,800          1,918
   ArvinMeritor                                          157,400          3,455
   Aztar*                                                 42,640          1,442
   Bandag                                                 22,900          1,142
   Belo, Cl A                                             39,170            988
   BJ's Restaurants*                                      26,500            396
   Blue Nile (B)*                                         33,900            874
   Bluegreen*                                             34,870            554
   BorgWarner                                             12,600            631
   Brinker International*                                 16,360            558
   Brown Shoe                                             84,100          2,399
   Buffalo Wild Wings*                                    13,200            437
   Build-A-Bear Workshop*                                 72,200          2,121
   Cache*                                                 42,400            700
   California Pizza Kitchen*                              31,180            781
   Carmike Cinemas*                                       30,800          1,153
   Carter's*                                              97,600          3,426
   Cato, Cl A                                             81,200          2,166
   CellStar (B)*                                         152,900            558
   Charming Shoppes*                                     177,400          1,659
   Cheesecake Factory (B)*                                44,600          2,180
   Christopher & Banks                                    91,000          1,795

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Coach*                                                 77,400    $     3,858
   Cooper Tire & Rubber                                   99,300          2,028
   Cost Plus (B)*                                         94,400          3,000
   CSK Auto*                                              85,040          1,305
   Ctrip.com International, ADR (B)*                      45,110          2,180
   Cumulus Media, Cl A*                                   73,100          1,117
   Dick's Sporting Goods (B)*                             66,365          2,389
   Dillard's, Cl A                                        74,200          1,868
   Dollar Thrifty Automotive Group*                       70,500          1,896
   Dress Barn*                                            14,143            243
   Electronics Boutique Holdings (B)*                     32,500          1,266
   Ethan Allen Interiors                                  67,700          2,671
   Fairmont Hotels & Resorts                              84,500          2,621
   Fleetwood Enterprises*                                157,700          2,137
   Foot Locker                                            59,840          1,555
   Four Seasons Hotels                                    25,700          1,812
   Fred's (B)                                             36,500            633
   Furniture Brands International                        121,100          2,942
   GameStop, Cl A (B)*                                    94,900          2,001
   Gaylord Entertainment (B)*                             54,000          1,903
   Gildan Activewear, Cl A*                               55,900          1,742
   Global Signal+*                                        51,800          1,505
   Group 1 Automotive*                                    41,200          1,216
   GSI Commerce*                                          47,700            722
   Guitar Center (B)*                                     42,500          2,056
   Handleman                                             205,847          4,364
   Hibbett Sporting Goods*                               175,175          4,339
   Hollinger International, Cl A                          50,000            936
   Hollywood Entertainment*                              170,900          2,169
   HOT Topic*                                            251,250          4,113
   Ihop                                                    5,400            229
   Imax*                                                  50,310            418
   Jakks Pacific (B)*                                     31,030            578
   Jarden (B)*                                           129,455          4,967
   Jo-Ann Stores*                                         67,100          1,847
   K2 (B)*                                               108,900          1,838
   Kellwood                                              185,930          6,472
   Kenneth Cole Productions, Cl A                         66,200          1,954
   Kerzner International*                                 27,500          1,567
   Kimball International, Cl B                            77,535          1,155
   La-Z-Boy                                               59,600            915
   Landry's Restaurants                                   69,520          2,054
   Leapfrog Enterprises (B)*                              73,100          1,023
   Liberty                                                28,510          1,243
   Lin TV, Cl A*                                         187,900          3,386
   Lions Gate Entertainment*                             468,590          5,037
   Lone Star Steakhouse & Saloon                          58,200          1,571
   Marvel Enterprises (B)*                               108,600          2,001
   MDC Holdings                                           29,800          2,256
   Mediacom Communications,
      Cl A (B)*                                          231,200          1,207
   Men's Wearhouse*                                       33,830          1,071



--------------------------------------------------------------------------------
28      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Meritage Homes*                                        31,800    $     2,976
   Movie Gallery (B)                                     214,740          3,743
   MSC Industrial Direct, Cl A                            92,635          3,300
   MTR Gaming Group*                                     143,000          1,439
   National Presto Industries                             13,550            615
   Nautilus Group (B)                                     26,170            570
   Nexstar Broadcasting Group, Cl A*                     110,400            922
   O'Charleys*                                            36,300            690
   O'Reilly Automotive (B)*                               30,600          1,332
   Panera Bread, Cl A (B)*                                84,600          3,379
   Papa John's International (B)*                         33,800          1,202
   Parkervision (B)*                                     127,600            951
   Payless Shoesource (B)*                               194,700          2,274
   PEP Boys-Manny Moe & Jack                              43,400            684
   PF Chang's China Bistro (B)*                           12,800            720
   Phillips-Van Heusen                                    97,900          2,673
   Pier 1 Imports                                         56,500          1,031
   Polo Ralph Lauren                                      40,600          1,599
   Pulitzer                                               19,400          1,234
   Quiksilver (B)*                                       130,200          3,860
   Rare Hospitality International*                        75,700          2,268
   Red Robin Gourmet Burgers*                             46,800          2,403
   Reebok International (B)                               24,720            961
   Regis                                                 121,001          5,403
   Rent-A-Center*                                         48,800          1,244
   Ruby Tuesday                                           17,300            477
   Ryan's Restaurant Group*                              132,000          2,016
   Ryland Group                                           31,200          3,162
   Saks (B)                                               69,800            971
   Scholastic*                                            32,600          1,074
   Sharper Image*                                         34,740            666
   Sonic*                                                 76,250          2,224
   Sonic Automotive                                       72,100          1,790
   Sports Authority*                                      43,700          1,246
   Standard Motor Products                                51,400            801
   Standard-Pacific                                       29,100          1,630
   Starwood Hotels & Resorts
      Worldwide (B)                                       85,800          4,486
   Superior Essex*                                        51,800            868
   Superior Industries International (B)                 115,200          3,254
   Texas Roadhouse*                                        7,500            190
   Theglobe.com*                                         855,300            412
   Timberland, Cl A (B)*                                  24,850          1,574
   Titan International (B)                                13,000            162
   Too*                                                   26,100            663
   Tower Automotive (B)*                                 208,000            374
   Tractor Supply*                                        34,300          1,088
   Unifi*                                                 91,300            340
   Urban Outfitters (B)*                                  89,700          3,812
   Valassis Communications (B)*                           59,810          2,031
   Value Line                                             13,000            520
   Visteon                                               135,400          1,145

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   West Marine (B)*                                       53,700    $     1,240
   World Wrestling Entertainment                          89,700          1,076
   Yankee Candle*                                         54,300          1,654
   Zale*                                                 139,400          4,077
                                                                    -----------
                                                                        251,077
                                                                    -----------

CONSUMER STAPLES -- 2.2%
   Adolph Coors, Cl B                                     29,700          2,225
   BJ's Wholesale Club (B)*                              101,400          3,011
   Bunge                                                  22,400          1,181
   Casey's General Stores                                 60,260          1,167
   Chattem*                                               54,900          1,988
   Chiquita Brands International*                         19,300            382
   Columbia Laboratories (B)*                             36,200             70
   Corn Products International                            55,700          3,031
   Del Monte Foods*                                      163,400          1,773
   Delta & Pine Land                                      34,500            921
   Gold Kist*                                            126,000          1,762
   Hain Celestial Group*                                  74,800          1,453
   Interstate Bakeries (B)                               126,500            736
   NBTY*                                                 103,800          2,705
   Pathmark Stores*                                      183,595          1,012
   PepsiAmericas                                          55,100          1,163
   Pilgrim's Pride (B)                                    27,600            925
   Ralcorp Holdings*                                      48,700          2,006
   Tyson Foods, Cl A                                      36,800            603
   United Natural Foods (B)*                             130,930          3,683
   Universal*                                             49,200          2,395
                                                                    -----------
                                                                         34,192
                                                                    -----------

ENERGY -- 5.6%
   Atlas America (B)*                                     28,460            903
   Atwood Oceanics*                                       10,800            566
   Brigham Exploration*                                   18,400            172
   Cabot Oil & Gas                                        78,100          3,778
   Cal Dive International*                                61,400          2,644
   CARBO Ceramics                                         14,195          1,103
   Cimarex Energy*                                        54,600          2,194
   Core Laboratories*                                     36,500            860
   Denbury Resources*                                    148,300          4,293
   Encore Acquisition*                                    29,500          1,039
   Energy Partners*                                       55,100          1,067
   Forest Oil (B)*                                       178,100          6,061
   Holly                                                  76,200          2,147
   Hydril*                                                26,595          1,248
   Input/Output (B)*                                      39,000            342
   KCS Energy*                                            50,100            718
   Key Energy Services*                                  173,700          2,175
   Magnum Hunter Resources*                              326,500          4,375
   Meridian Resource*                                     46,900            320
   NATCO Group, Cl A*                                     64,806            550


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      29

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   National-Oilwell (B)*                                  29,100    $     1,053
   Patina Oil & Gas                                       43,000          1,428
   Penn Virginia                                          64,500          2,803
   Pioneer Natural Resources                              64,540          2,272
   Plains Exploration & Production*                      256,620          7,193
   Pride International (B)*                               47,500            929
   Range Resources (B)                                   164,400          3,410
   Remington Oil & Gas*                                   20,100            582
   SEMCO Energy                                          120,600            584
   Spinnaker Exploration*                                 21,600            783
   St. Mary Land & Exploration (B)                        67,900          2,919
   Stone Energy*                                         147,000          7,053
   Superior Energy Services*                              54,200            796
   Swift Energy (B)*                                     195,350          5,927
   Syntroleum (B)*                                       168,300          1,166
   Tesoro Petroleum*                                     109,600          3,630
   Tetra Technologies*                                    55,050          1,673
   Veritas DGC*                                           16,300            381
   Vintage Petroleum                                     140,860          3,416
   W-H Energy Services*                                   74,500          1,703
   Whiting Petroleum*                                     43,800          1,491
                                                                    -----------
                                                                         87,747
                                                                    -----------

FINANCIALS -- 19.2%
   Acadia Realty Trust+                                  106,200          1,609
   Affiliated Managers Group (B)*                         89,600          5,679
   Agree Realty+                                          23,000            692
   Allmerica Financial*                                   61,100          1,989
   AMB Property+                                         114,600          4,578
   American Home Mortgage
      Investment+*                                        46,800          1,532
   AmerUs Group                                           57,700          2,514
   Apartment Investment &
      Management, Cl A+                                   90,500          3,291
   Arbor Realty Trust+*                                   72,130          1,702
   Arch Capital Group*                                    29,000          1,130
   Archstone-Smith Trust (B)+                             95,257          3,477
   Aspen Insurance Holdings*                              38,500            953
   AvalonBay Communities (B)+                             60,300          4,287
   Bancorpsouth                                           91,650          2,278
   Bank Mutual                                            95,440          1,177
   Bank of the Ozarks                                     12,300            439
   Bedford Property Investors+                            32,900            918
   Brandywine Realty Trust+                               65,300          1,858
   Brookline Bancorp                                      89,900          1,456
   Camden Property Trust (B)+                             74,800          3,667
   Capital Southwest                                      16,700          1,316
   CapitalSource (B)*                                    140,600          3,262
   Cardinal Financial*                                   101,320          1,015
   Cascade Bancorp                                        56,662          1,235
   CBL & Associates Properties+                           23,920          1,753
   Central Pacific Financial                              40,545          1,355
   CNA Surety*                                            39,900            521

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Colonial BancGroup (B)                                120,500    $     2,558
   Commerce Group                                         49,500          2,940
   Commercial Capital Bancorp                            211,866          5,055
   Commercial Federal                                     65,000          1,893
   Community Bank System                                  34,400            953
   Corixa (B)*                                           325,500          1,221
   Corporate Office Properties Trust+                     96,100          2,670
   Crescent Real Estate Equity (B)+                       87,800          1,589
   Delphi Financial Group, Cl A                           97,101          4,511
   Donegal Group, Cl A                                    44,850            964
   Downey Financial                                       64,500          3,724
   E*Trade Financial*                                    646,900          8,966
   Eagle Hospitality Properties Trust+*                   73,800            705
   Encore Capital Group*                                  77,600          1,946
   Equity Residential+                                   142,800          4,814
   Essex Property Trust+                                  21,300          1,715
   Euronet Worldwide*                                     75,000          1,845
   FBL Financial Group, Cl A                              32,784            932
   Federal Realty Investment Trust+                       90,000          4,514
   First American                                         93,900          3,094
   First Cash Financial Services*                         93,200          2,427
   First Citizens Bancshares, Cl A                         6,046            823
   First Community Bancorp                                23,300            979
   First Indiana                                          56,850          1,317
   First Marblehead*                                      21,900          1,243
   First Niagara Financial Group                         134,600          1,944
   First Republic Bank                                    33,400          1,716
   FirstFed Financial*                                    51,700          2,720
   FirstMerit (B)                                         41,860          1,146
   Flagstar Bancorp                                      104,900          2,286
   Flushing Financial                                     56,300          1,196
   Fpic Insurance Group (B)*                              47,500          1,569
   Friedman Billings Ramsey Group,
      Cl A (B)+                                          165,900          3,172
   Gables Residential Trust+                              24,900            888
   GATX                                                  133,500          3,930
   Glacier Bancorp                                        12,600            436
   Gold Banc                                             131,500          1,967
   Greater Bay Bancorp                                    90,400          2,626
   Greenhill*                                             40,800          1,110
   HCC Insurance Holdings                                 45,700          1,515
   Hilb Rogal & Hobbs (B)                                138,200          4,794
   Horace Mann Educators                                  49,870            948
   Host Marriott+*                                       155,200          2,430
   HRPT Properties Trust (B)+                            165,100          1,996
   Hub International                                      85,500          1,471
   Huron Consulting Group*                                94,700          2,003
   Independence Community Bank                            48,600          2,065
   IndyMac Bancorp                                        52,700          1,712
   IPC Holdings                                           35,100          1,494
   Irwin Financial                                        49,700          1,323
   Jackson Hewitt Tax Service*                            67,300          1,453
   Jones Lang LaSalle*                                    22,800            819


--------------------------------------------------------------------------------
30      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Kansas City Life Insurance                             27,500    $     1,360
   KNBT Bancorp*                                          94,300          1,614
   Knight Trading Group, Cl A (B)*                       114,620          1,308
   LandAmerica Financial Group                            51,300          2,739
   Macerich+                                              85,100          5,169
   Mack-Cali Realty+                                      82,500          3,609
   Max Re Capital                                         27,500            524
   Medallion Financial                                    28,660            269
   Medical Properties Trust+*                            108,000          1,080
   MFA Mortgage Investments+                             120,700          1,103
   Montpelier Re Holdings (B)                             41,600          1,536
   Nara Bancorp                                           67,825          1,408
   National Health Investors+                             13,800            400
   NBT Bancorp                                            88,200          2,239
   NCRIC Group*                                           27,940            269
   New Century Financial (B)+                             32,200          2,037
   New Plan Excel Realty Trust+                           69,300          1,835
   NewAlliance Bancshares*                               146,013          2,195
   NorthStar Realty Finance+*                             70,600            646
   Novastar Financial+ (B)                                24,900          1,095
   Odyssey Re Holdings (B)                                56,300          1,360
   One Liberty Properties+                                53,700          1,033
   Oriental Financial Group                               67,800          2,056
   PFF Bancorp                                            37,460          1,693
   Placer Sierra Bancshares*                              69,200          1,615
   Platinum Underwriters Holdings                        104,600          3,118
   PMI Group (B)                                          30,740          1,266
   Post Properties+                                       53,000          1,807
   Presidential Life                                      67,100          1,121
   Primus Guaranty*                                       24,900            357
   ProAssurance (B)*                                      74,925          2,926
   Provident Bankshares                                   54,131          1,989
   Public Storage+                                        65,300          3,486
   PXRE Group                                             61,140          1,475
   Rainier Pacific Financial Group                        65,030          1,167
   RAIT Investment Trust+                                110,200          3,086
   Reckson Associates Realty+                            136,100          4,407
   Redwood Trust+                                         25,500          1,485
   Regency Centers+                                       48,800          2,538
   RenaissanceRe Holdings                                 20,000          1,007
   Saxon Capital+*                                        74,100          1,682
   Scottish RE Group                                      22,600            520
   Shurgard Storage Centers, Cl A+                        85,000          3,517
   Silicon Valley Bancshares (B)*                        142,800          5,995
   Simon Property Group+                                  73,800          4,582
   Sky Financial Group                                    64,300          1,862
   SL Green Realty+                                       90,560          5,219
   Sterling Financial*                                    82,205          3,284
   Stewart Information Services                          111,200          4,854
   Sunstone Hotel Investors+*                             93,900          1,716
   Taubman Centers+                                       60,500          1,779
   TierOne                                                55,200          1,370
   Trammell Crow*                                         44,400            759

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Trizec Properties+                                    154,700    $     2,548
   Trustmark                                              55,800          1,719
   U-Store-It Trust+*                                     90,800          1,549
   UCBH Holdings                                          51,260          2,324
   UMB Financial                                          35,370          1,981
   United PanAm Financial*                                71,806          1,425
   Washington Federal                                    104,900          2,829
   WesBanco                                               33,400          1,056
   Westcorp                                              100,600          4,253
   Winston Hotels+                                       145,060          1,651
   World Acceptance*                                      16,600            428
   WR Berkley                                             28,900          1,311
   Zenith National Insurance (B)                          37,500          1,724
                                                                    -----------
                                                                        303,174
                                                                    -----------

HEALTH CARE -- 12.8%
   Abgenix*                                              152,400          1,547
   Accelrys*                                             142,100            890
   Advanced Medical Optics (B)*                           78,060          3,246
   Align Technology*                                     260,600          2,755
   Alkermes (B)*                                         109,400          1,509
   Alliance Imaging*                                     150,000          1,410
   Alpharma, Cl A (B)                                    103,300          1,716
   American Healthways (B)*                               98,095          3,271
   American Medical Systems Holdings*                     57,415          2,191
   Amsurg*                                                61,000          1,568
   Animas (B)*                                            38,500            624
   Applera--Celera Genomics Group*                       292,100          4,113
   Apria Healthcare Group*                                70,900          2,174
   Ariad Pharmaceuticals*                                238,100          1,374
   Arqule*                                                37,100            206
   Array Biopharma*                                       90,300            755
   Aspect Medical Systems*                                70,300          1,715
   Axonyx (B)*                                           129,200            951
   Beverly Enterprises*                                  200,700          1,740
   Bio-Rad Laboratories, Cl A*                            54,000          3,062
   Biosite (B)*                                           41,500          2,311
   Cardiodynamics International*                          98,600            451
   Cell Genesys (B)*                                     378,000          2,775
   Community Health Systems (B)*                          68,100          1,883
   Conceptus (B)*                                         77,800            695
   Cooper (B)                                             51,955          3,612
   Corgentech (B)*                                        45,800            834
   Cross Country Healthcare*                              58,100          1,031
   Crucell ADR (B)*                                      150,100          1,831
   Cubist Pharmaceuticals*                               308,300          3,700
   CV Therapeutics (B)*                                  305,300          6,619
   Cyberonics (B)*                                        49,400            917
   deCODE Genetics (B)*                                  128,900            838
   Dendreon (B)*                                         303,600          2,978
   Depomed (B)*                                          156,000            727
   Diamondrock Hospitality*                              122,500          1,225
   Digene*                                                64,800          1,567


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      31

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Discovery Laboratories*                               105,200    $       734
   DJ Orthopedics*                                       109,390          2,206
   Dov Pharmaceutical (B)*                                68,100          1,261
   Dyax*                                                 152,700          1,211
   Encysive Pharmaceuticals*                             243,000          2,637
   EPIX Pharmaceuticals*                                  89,400          1,573
   Exact Sciences*                                       168,600            583
   Exelixis*                                             151,718          1,361
   First Horizon Pharmaceutical (B)*                      54,500          1,066
   Gen-Probe*                                             37,100          1,480
   Genencor International*                                71,700          1,162
   Genitope*                                              59,000            931
   Genta (B)*                                            313,300            407
   Guilford Pharmaceuticals (B)*                         168,500            950
   Health Net*                                           115,900          3,155
   HealthTronics*                                         91,500            683
   Henry Schein*                                          11,300            737
   Human Genome Sciences (B)*                            131,300          1,444
   Icoria*                                               492,303            197
   Immucor*                                               66,450          2,136
   Impax Laboratories*                                   126,500          1,584
   Incyte (B)*                                           222,900          2,289
   Inspire Pharmaceuticals*                              109,900          1,968
   Isis Pharmaceuticals (B)*                             387,500          1,829
   Isolagen (B)*                                         157,100          1,192
   Kosan Biosciences*                                    140,300            904
   La Jolla Pharmaceutical (B)*                          395,400            557
   LifePoint Hospitals*                                   85,200          3,134
   Ligand Pharmaceuticals, Cl B (B)*                      67,600            757
   Magellan Health Services*                              24,500            873
   Medarex (B)*                                          436,100          4,753
   Medcath (B)*                                           78,800          1,712
   Medicis Pharmaceutical, Cl A                           98,500          3,624
   Mettler Toledo International*                          32,330          1,668
   MGI Pharma*                                            73,100          1,973
   Myriad Genetics (B)*                                   49,000            943
   Nabi Biopharmaceuticals*                              129,600          1,866
   National Dentex*                                       63,670          1,662
   NeighborCare*                                           1,800             51
   Nektar Therapeutics (B)*                              362,700          6,777
   NitroMed (B)*                                          73,000          1,526
   North American Scientific*                             94,600            426
   Nu Skin Enterprises, Cl A                              63,800          1,434
   NuVasive*                                              51,900            493
   Nuvelo*                                                35,100            342
   Ocular Sciences*                                       42,200          2,039
   Odyssey HealthCare*                                    72,900            973
   OraSure Technologies*                                 165,000          1,181
   Orthologic*                                           194,100          1,112
   Owens & Minor                                          38,170          1,059
   Pacificare Health Systems (B)*                         58,700          2,841
   Pain Therapeutics (B)*                                270,800          2,039

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   PainCare Holdings (B)*                                235,700    $       684
   Par Pharmaceutical (B)*                                43,200          1,705
   Parexel International*                                 47,000            970
   PerkinElmer                                           112,100          2,391
   Pharmaceutical Product
      Development*                                        52,500          2,211
   Pharmacopeia Drug Discovery*                           93,729            542
   Pharmion*                                              46,900          1,986
   PolyMedica                                             63,400          2,254
   Pozen*                                                129,500            899
   Protein Design Labs*                                  137,100          2,484
   Res-Care*                                              57,760            866
   Rigel Pharmaceuticals (B)*                             53,400          1,336
   Rotech Healthcare*                                     48,000          1,212
   Salix Pharmaceuticals*                                 83,400          1,263
   SFBC International (B)*                                49,465          1,921
   Sola International*                                   132,300          2,858
   SonoSite (B)*                                          42,100          1,257
   Sybron Dental Specialties*                            131,760          4,511
   Symbion*                                               56,200          1,077
   Taro Pharmaceuticals Industries*                       31,800            943
   Telik*                                                151,621          2,897
   Third Wave Technologies*                              431,600          3,479
   Transgenomic*                                         178,235            217
   Transkaryotic Therapies*                               84,600          1,930
   Triad Hospitals*                                       25,270            927
   United Therapeutics (B)*                               58,800          2,588
   Universal Health Services, Cl B                        14,880            677
   Varian*                                                46,300          1,734
   Vasogen*                                               92,700            444
   Viasys Healthcare*                                     64,800          1,207
   Vicuron Pharmaceuticals*                               11,500            202
   Viropharma (B)*                                       165,900            469
   Vnus Medical Technologies*                             42,900            643
                                                                    -----------
                                                                        203,090
                                                                    -----------

INDUSTRIALS -- 14.9%
   Active Power*                                          98,800            450
   Actuant, Cl A*                                         32,300          1,519
   Acuity Brands (B)                                      43,400          1,277
   Adesa*                                                 64,600          1,289
   Advisory Board*                                        68,700          2,448
   AGCO (B)*                                              81,100          1,767
   Albany International, Cl A                             34,250          1,146
   Alliant Techsystems*                                   21,800          1,436
   AO Smith                                               86,340          2,595
   Applied Industrial Technologies                        75,300          3,136
   Arkansas Best                                           9,200            397
   Arlington Tankers*                                     34,100            783
   Armor Holdings*                                        35,900          1,550
   Banta                                                 123,390          5,491


--------------------------------------------------------------------------------
32      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Beacon Roofing Supply*                                 70,200    $     1,283
   BearingPoint*                                         430,600          3,746
   Blount International*                                 155,680          2,714
   Briggs & Stratton                                     145,930          5,723
   Brink's                                                95,500          3,687
   Calgon Carbon                                         132,500          1,239
   Cascade                                                46,700          1,499
   CDI                                                    59,300          1,146
   Ceradyne (B)*                                          45,385          2,242
   Charles River Associates (B)*                          82,200          3,546
   Chicago Bridge & Iron                                  42,900          1,660
   CIRCOR International                                   53,780          1,121
   CNH Global                                             87,240          1,635
   Corinthian Colleges (B)*                               93,000          1,621
   Corporate Executive Board                              30,496          2,046
   CoStar Group*                                          22,600            990
   Courier                                                26,040          1,317
   CPI Aerostructures*                                    75,700            780
   DiamondCluster International*                          99,300          1,214
   Duratek*                                               34,100            785
   Dynamex*                                               58,520          1,177
   Eagle Materials                                        14,600          1,144
   EDO                                                    47,400          1,444
   Education Management (B)*                              43,000          1,425
   EMCOR Group*                                           27,700          1,280
   Engineered Support Systems (B)                         32,800          1,804
   ESCO Technologies*                                     18,655          1,366
   FTI Consulting (B)*                                    73,100          1,474
   GenCorp (B)                                            18,300            308
   General Cable*                                        120,500          1,639
   General Maritime (B)*                                  49,860          2,266
   Genlyte Group*                                         14,500          1,162
   Gevity HR                                              61,500          1,089
   Global Power Equipment Group (B)*                      38,600            335
   GrafTech International (B)*                           201,200          1,919
   Griffon*                                               64,300          1,613
   Grupo TMM ADR, Ser A*                                 155,100            541
   Harsco                                                 56,000          2,976
   Herley Industries*                                     19,300            397
   IKON Office Solutions                                 177,300          2,000
   Infospace (B)*                                         42,900          1,900
   Innovative Solutions & Support*                        57,645          1,765
   Insituform Technologies, Cl A*                         55,500          1,295
   Integrated Electrical Services (B)*                   191,260            578
   Intermagnetics General*                                51,270          1,511
   Intersections*                                         86,100          1,550
   Ionics*                                                 7,100            307
   iPayment*                                              83,350          3,204
   Iron Mountain*                                         48,150          1,451
   John H. Harland                                        40,400          1,427
   Joy Global                                             89,240          3,631
   Kadant*                                                45,020            912
   Kansas City Southern*                                 135,690          2,308

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Kaydon                                                 74,810    $     2,430
   Kennametal                                             15,800            811
   Kirby*                                                 55,800          2,540
   Knight Transportation*                                 89,150          2,149
   Labor Ready (B)*                                       92,700          1,472
   Laidlaw International*                                145,700          2,754
   Laureate Education*                                    74,000          2,915
   Learning Tree International*                           32,600            428
   Lennox International                                   39,000            702
   Levitt, Cl A*                                          32,800            843
   LSI Industries                                         70,463            700
   M/I Homes                                              88,600          4,006
   Manitowoc                                              43,600          1,628
   Mcgrath Rentcorp                                        9,900            418
   Medical Staffing Network Holdings (B)*                 98,000            844
   Mercury Computer Systems*                              54,500          1,717
   Milacron (B)*                                         263,248            787
   Mine Safety Appliances                                 31,065          1,472
   Moog, Cl A*                                            28,942          1,216
   MTC Technologies*                                      10,900            335
   Mueller Industries                                     17,800            547
   Navigant Consulting*                                  175,300          4,093
   Navistar International (B)*                            48,800          2,008
   Old Dominion Freight Line*                             27,500            862
   Orbital Sciences (B)*                                  72,500            943
   Oshkosh Truck                                          26,100          1,640
   Pall                                                   92,300          2,500
   Princeton Review*                                      99,700            592
   Quality Distribution*                                  40,590            329
   Quanta Services (B)*                                  261,300          2,015
   Regal-Beloit                                           60,590          1,709
   Resources Connection*                                  44,800          2,032
   Ritchie Brothers Auctioneers                           52,000          1,555
   Robbins & Myers                                        56,210          1,357
   Rofin-Sinar Technologies*                              60,220          2,349
   Ryder System (B)                                       94,800          5,085
   School Specialty*                                      63,110          2,398
   SCS Transportation*                                    16,410            347
   Simpson Manufacturing                                  86,200          2,896
   Sirva*                                                 36,900            734
   Source Interlink*                                      77,450          1,011
   Sourcecorp*                                            63,900          1,063
   Stewart Enterprises, Cl A*                            268,900          1,995
   Strayer Education                                      37,900          4,074
   Surebeam, Cl A (B)*                                   513,125              4
   Sypris Solutions                                       77,100          1,254
   Tecumseh Products, Cl A                                29,500          1,351
   Teledyne Technologies (B)*                             49,300          1,464
   Terex*                                                 32,500          1,490
   Tetra Tech*                                           157,180          2,395
   Timken                                                 56,700          1,474
   Toro                                                   24,700          1,791
   Unifirst                                               39,900          1,103


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      33

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   United Rentals*                                       227,500    $     4,065
   United Stationers*                                     17,300            828
   Universal Display*                                     36,200            353
   Universal Forest Products                              80,900          3,492
   URS*                                                   20,400            613
   USF                                                    91,300          3,375
   Valmont Industries                                     38,800            968
   Ventiv Health*                                         71,680          1,388
   Walter Industries (B)                                 189,600          4,774
   Washington Group International*                       119,200          4,649
   Watson Wyatt Holdings                                  85,400          2,277
   WCI Communities*                                      107,900          2,764
   Westinghouse Air Brake Technologies                    64,600          1,329
   Woodward Governor                                      29,300          2,135
   York International                                     47,800          1,762
                                                                    -----------
                                                                        235,875
                                                                    -----------

INFORMATION TECHNOLOGY -- 17.5%
   Adaptec*                                              168,600          1,315
   Advanced Digital Information*                         115,900          1,064
   Aeroflex*                                             124,900          1,530
   Agile Software (B)*                                   240,500          2,011
   Akamai Technologies (B)*                              129,300          1,674
   Alliance Semiconductor*                               133,200            466
   Altera (B)*                                            27,500            624
   Ansys*                                                 40,340          1,238
   aQuantive (B)*                                        298,300          2,592
   Arris Group*                                          280,800          1,598
   Ascential Software*                                   196,400          2,685
   Ask Jeeves (B)*                                        61,100          1,579
   Asyst Technologies*                                   248,300          1,033
   ATMI (B)*                                              92,359          2,126
   Audible*                                               57,400          1,605
   August Technology*                                    110,300            932
   Avnet*                                                 44,620            821
   BakBone Software*                                     390,500            355
   BEI Technologies                                       29,080            853
   Belden CDT*                                            44,610          1,035
   BISYS Group (B)*                                      173,980          2,785
   Black Box                                              12,400            529
   Blackbaud*                                             82,200          1,027
   Blackboard (B)*                                        97,400          1,490
   Borland Software*                                      21,600            253
   Brocade Communications Systems*                       173,610          1,203
   Brooks Automation*                                    266,400          4,089
   Cabot Microelectronics (B)*                            16,800            621
   Checkpoint Systems*                                    90,500          1,671
   Cognex                                                 56,264          1,452
   Coherent*                                              57,030          1,648
   Concur Technologies*                                   64,900            610
   Corillian*                                            785,800          4,565
   Credence Systems (B)*                                 572,720          4,376

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   CSG Systems International*                             55,800    $     1,014
   Cymer (B)*                                            142,200          4,326
   Digimarc (B)*                                         298,400          2,748
   Digitas*                                              220,800          1,813
   DoubleClick (B)*                                      334,500          2,509
   Dupont Photomasks*                                     12,810            338
   E.piphany*                                            136,800            618
   Earthlink*                                            346,100          3,752
   Electroglas (B)*                                       62,700            204
   Emulex (B)*                                           107,700          1,523
   Exar*                                                  66,100            924
   F5 Networks*                                           75,650          3,257
   Fairchild Semiconductor
      International*                                     139,300          2,131
   Faro Technologies*                                     54,610          1,485
   FEI (B)*                                              215,400          4,607
   Gartner, Cl A*                                         92,900          1,106
   Genesis Microchip*                                    304,500          4,966
   Harmonic*                                             128,900          1,002
   Harris Interactive*                                    71,400            474
   Homestore*                                            500,200          1,301
   Hutchinson Technology (B)*                             83,200          2,726
   Hyperion Solutions*                                    22,200            995
   Identix*                                              158,100          1,254
   Immersion (B)*                                        462,248          2,478
   InFocus*                                              102,300            685
   Ingram Micro, Cl A (B)*                                93,400          1,797
   InPhonic*                                              16,500            421
   Integrated Circuit Systems*                            44,200          1,045
   International Rectifier (B)*                           56,200          2,380
   Internet Security Systems*                             49,400          1,196
   Interwoven*                                            87,100            845
   Iomega*                                               238,800          1,087
   Itron*                                                 88,500          1,916
   iVillage*                                             248,900          1,181
   Jack Henry & Associates                               148,300          2,859
   JDA Software Group*                                    92,000          1,207
   Jupitermedia*                                         173,900          2,916
   Kanbay International*                                 106,000          3,045
   Keynote Systems*                                      103,200          1,314
   KFX (B)*                                              143,500          2,161
   Komag*                                                112,900          1,891
   Kulicke & Soffa Industries (B)*                        50,002            374
   Lattice Semiconductor (B)*                            941,500          5,026
   Lawson Software*                                       68,300            422
   Leadis Technology (B)*                                 90,200            877
   Lionbridge Technologies*                              151,800            836
   LivePerson*                                           151,800            401
   Macrovision*                                           57,100          1,516
   Manhattan Associates*                                  91,900          2,233
   Matrixone*                                            303,600          2,007
   MAXIMUS (B)*                                           99,500          3,117


--------------------------------------------------------------------------------
34      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Maxtor*                                               359,700    $     1,374
   Mentor Graphics*                                      103,800          1,303
   Merix*                                                 84,700            922
   Methode Electronics                                   167,550          2,212
   Micromuse*                                            279,000          1,467
   MKS Instruments*                                       21,200            360
   Motive*                                                54,700            697
   Mykrolis*                                             170,300          2,088
   Navarre*                                               90,115          1,535
   Newport*                                               58,800            726
   Nvidia (B)*                                            22,900            438
   O2Micro International*                                199,500          2,414
   Onyx Software*                                        110,249            363
   Open Solutions*                                        37,100            981
   Openwave Systems (B)*                                  66,400            875
   OSI Systems (B)*                                      100,600          2,185
   Packeteer*                                             80,000          1,040
   Parametric Technology*                                157,530            922
   Pegasus Solutions*                                     56,100            656
   Performance Technologies*                              77,110            550
   Photronics*                                           110,700          2,086
   Pinnacle Systems*                                     591,300          3,087
   Pixelworks*                                           510,300          5,741
   PLX Technology*                                       187,000          1,685
   Polycom (B)*                                          420,700          9,609
   Pomeroy IT Solutions*                                  96,610          1,320
   Power Integrations*                                    74,400          1,468
   ProQuest*                                              79,400          2,148
   Quantum*                                              548,600          1,569
   Radisys*                                              122,000          1,719
   RADWARE*                                               30,400            772
   Redback Networks (B)*                                  98,800            474
   Remec (B)*                                            133,800            807
   Richardson Electronics                                124,610          1,389
   Roxio*                                                 41,600            389
   RSA Security*                                          28,900            611
   Rudolph Technologies (B)*                             158,000          2,528
   Sapient*                                               18,800            149
   ScanSoft (B)*                                         463,400          1,691
   Secure Computing*                                     176,400          1,838
   Semtech*                                               78,400          1,605
   Sigmatel (B)*                                          66,300          2,372
   Silicon Image*                                        149,540          2,512
   Silicon Storage Technology*                           310,300          2,160
   SimpleTech*                                           149,500            743
   Sina (B)*                                              47,000          1,735
   Sipex*                                                 50,600            278
   Sirf Technology Holdings*                             161,100          2,041
   Skyworks Solutions*                                   809,055          8,034
   Sonus Networks*                                        60,100            397
   Spatialight (B)*                                      134,000          1,202
   SRA International, Cl A*                               39,300          2,281

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   SS&C Technologies                                     101,500    $     2,273
   STATS ChipPAC ADR (B)*                                194,223          1,090
   Storage Technology*                                    59,600          1,737
   Stratasys (B)*                                         74,100          2,393
   SupportSoft*                                          150,000            762
   Sybase*                                               175,300          3,020
   SYKES Enterprises*                                    134,600            909
   Synaptics*                                            140,455          5,393
   Synopsys*                                              49,790            878
   Tessera Technologies (B)*                              64,900          2,307
   THQ*                                                   29,910            642
   TIBCO Software (B)*                                   218,700          2,515
   TradeStation Group*                                   194,200          1,441
   Transaction Systems Architects, Cl A*                  31,600            648
   Trident Microsystems*                                  12,400            193
   Triquint Semiconductor*                               756,400          3,275
   Trizetto Group*                                       124,400            881
   TTM Technologies*                                      60,300            626
   Ultra Clean Holdings*                                 142,338            750
   Ultratech*                                             16,100            277
   Unisys*                                               166,900          1,918
   United Online*                                         64,600            689
   Utstarcom (B)*                                         67,200          1,313
   Verint Systems*                                        37,225          1,531
   WatchGuard Technologies*                               23,600             97
   Wavecom ADR*                                           95,337            670
   WebEx Communications (B)*                              25,000            593
   webMethods (B)*                                       151,500            930
   Western Digital*                                      208,500          2,037
                                                                    -----------
                                                                        277,097
                                                                    -----------

MATERIALS -- 4.6%
   Airgas                                                 67,800          1,802
   Albemarle (B)                                         110,600          4,406
   Aptargroup                                             51,540          2,708
   Arch Coal                                              93,700          3,579
   Carpenter Technology (B)                               42,265          2,470
   Constar International*                                 74,498            447
   Crown Holdings*                                       274,200          3,510
   Cytec Industries                                      133,900          6,509
   Ferro                                                  62,600          1,432
   Georgia Gulf (B)                                       36,835          2,121
   H.B. Fuller                                            35,900          1,027
   Headwaters (B)*                                        43,000          1,377
   Hercules (B)*                                         121,700          1,813
   Jacuzzi Brands*                                       441,800          4,126
   Massey Energy (B)                                      44,500          1,563
   Mosaic (B)*                                            54,700            951
   NewMarket*                                             54,849          1,053
   Northgate Minerals*                                   847,500          1,466
   NS Group*                                              47,100          1,044
   Olin                                                  116,430          2,642


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      35

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   OM Group*                                              57,700    $     1,774
   Packaging of America                                   50,900          1,171
   Quanex                                                 39,900          2,354
   Rock-Tenn, Cl A                                        71,600          1,156
   Schweitzer-Mauduit International                       88,558          3,061
   Silgan Holdings                                        66,975          3,637
   Steel Dynamics (B)                                    139,100          5,638
   Symyx Technologies (B)*                               121,400          3,828
   Wheeling-Pittsburgh (B)*                              113,700          4,159
                                                                    -----------
                                                                         72,824
                                                                    -----------

TELECOMMUNICATION SERVICES -- 0.6%
   Alamosa Holdings (B)*                                 146,220          1,594
   Alvarion*                                             117,300          1,721
   Aspect Communications*                                 90,000            977
   AudioCodes (B)*                                       117,910          1,733
   Boston Communications Group*                           60,900            542
   General Communication, Cl A*                          121,608          1,245
   IDT*                                                   26,300            386
   IDT, Cl B*                                             31,700            487
   Talk America Holdings (B)*                             55,500            351
                                                                    -----------
                                                                          9,036
                                                                    -----------

UTILITIES -- 2.3%
   AGL Resources                                         125,610          4,169
   Allete                                                 18,366            669
   Aquila (B)*                                            86,400            302
   Avista                                                106,200          1,890
   Black Hills                                            51,900          1,594
   Cascade Natural Gas                                    31,820            680
   Centerpoint Energy                                     47,500            530
   Cleco                                                  30,100            596
   CMS Energy (B)*                                       130,000          1,326
   El Paso Electric*                                      75,400          1,353
   Energen                                                35,900          2,077
   Idacorp                                                34,410          1,109
   NUI (B)                                                80,200          1,099
   Oneok                                                 109,200          3,049
   Pico Holdings*                                         81,158          1,673
   PNM Resources                                         217,350          5,529
   UGI (B)                                                87,300          3,543
   UIL Holdings                                           44,400          2,374
   Westar Energy                                          71,060          1,574
   WGL Holdings                                           22,210            673
   Wisconsin Energy                                       38,450          1,279
                                                                    -----------
                                                                         37,088
                                                                    -----------

Total Common Stock
   (Cost $1,307,468) ($ Thousands)                                    1,511,200
                                                                    -----------

EXCHANGE TRADED FUNDS -- 0.5%
   iShares Russell 2000 Index Fund (B)*                   54,941          6,971
   Midcap SPDR Trusts Ser 1*                              11,200          1,310
                                                                    -----------

Total Exchange Traded Funds
   (Cost $7,413) ($ Thousands)                                            8,281
                                                                    -----------

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
   Theglobe.com, Expires 05/05/09
      (E) (F)*                                           450,000    $       173
   Washington Mutual (D)*                                302,461             48
                                                                    -----------

Total Warrants
   (Cost $266) ($ Thousands)                                                221
                                                                    -----------

                                                       Number of
                                                          Rights

RIGHTS -- 0.0%
   Bank United (I)*                                       27,200             --
                                                                    -----------

Total Rights
   (Cost $4) ($ Thousands)                                                   --
                                                                    -----------

CORPORATE OBLIGATIONS (C)(H) -- 6.6%

FINANCIALS -- 6.4%
   Allstate Life Global Funding MTN
         2.090%, 11/14/05                                $ 1,381          1,381
   Belford Funding MTN
         2.140%, 02/02/05                                  5,526          5,526
   Bradford & Bingley
         2.196%, 01/07/05                                  3,481          3,481
   CCN Bluegrass
         2.207%, 08/18/05                                  4,144          4,144
   CIT Group
         1.870%, 12/01/04                                  3,316          3,316
   Countrywide Home Loans MTN, Ser L
         2.435%, 02/23/05                                  1,602          1,602
   Countrywide Home Loans MTN, Ser M
         2.471%, 08/26/05                                  1,658          1,658
         2.429%, 05/20/05                                  1,105          1,105
         2.030%, 06/23/05                                  2,210          2,210
   Five Finance MTN
         2.150%, 09/22/05                                  7,847          7,843
   Harrier Finance Funding MTN, Ser 1
         1.886%, 06/15/05                                  4,807          4,806
   Irish Life & Permanent MTN, Ser X
         2.155%, 12/22/05                                  5,139          5,138
   Lakeside Funding
         2.276%, 12/08/04                                  7,058          7,058
   Liberty Light US Capital
         2.075%, 01/14/05                                  2,763          2,763
         2.070%, 02/09/05                                  2,763          2,763
   Morgan Stanley, Ser EXL
         2.039%, 12/04/05                                  1,105          1,105
   Nationwide Building Society
         1.953%, 10/28/05                                  2,763          2,763
   Pacific Life Global Funding
         2.090%, 11/14/05                                  4,144          4,144


--------------------------------------------------------------------------------
36      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Premium Asset Trust
         2.170%, 12/15/05                                $ 7,736    $     7,736
   SLM MTN, Cl X
         2.150%, 12/20/05                                  9,670          9,670
   Saturn Ventures
         2.143%, 02/07/05                                  2,763          2,763
   Sigma Finance MTN
         1.989%, 01/04/05                                  3,315          3,315
   U.S. Trust
         2.212%, 09/12/05                                  5,526          5,526
   Washington Mutual Bank
         2.310%, 08/18/05                                  5,526          5,526
   White Pine Finance
         2.096%, 03/11/05                                  1,381          1,381
         2.026%, 11/01/05                                  2,431          2,431
                                                                    -----------
                                                                        101,154
                                                                    -----------

INDUSTRIALS -- 0.2%
   Caterpillar MTN, Ser F
         2.180%, 07/11/05                                  2,763          2,763
                                                                    -----------

Total Corporate Obligations
   (Cost $103,917) ($ Thousands)                                        103,917
                                                                    -----------

COMMERCIAL PAPER (C)(G) -- 3.7%

FINANCIALS -- 3.7%
   Broadhollow Funding
         2.111%, 12/06/04                                  4,144          4,143
   CPI Funding
         2.121%, 12/10/04                                  5,333          5,330
   Golden Fish
         2.307%, 01/18/05                                  3,329          3,319
         2.172%, 12/17/04                                  1,615          1,613
         2.162%, 12/14/04                                  1,944          1,942
         2.031%, 12/08/04                                    944            944
   Harwood Street Funding
         2.137%, 12/15/04                                  8,544          8,537
   Household Finance
         2.142%, 12/15/04                                  6,907          6,901
   Laguna
         2.141%, 12/10/04                                  2,210          2,209
         2.140%, 12/03/04                                  2,763          2,762
   Main Street Warehouse
         2.131%, 12/07/04                                  1,105          1,105
         2.131%, 12/08/04                                  1,105          1,105
         2.131%, 12/09/04                                  5,526          5,523
   Thornburg Mortgage Capital
         2.152%, 12/15/04                                  5,526          5,521
         2.151%, 12/07/04                                  1,934          1,933
         2.150%, 12/03/04                                  4,973          4,973
                                                                    -----------

Total Commercial Paper
   (Cost $57,860) ($ Thousands)                                          57,860
                                                                    -----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES (C) -- 2.7%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
         2.148%, 11/15/05 (H)                            $ 1,167    $     1,167
         1.640%, 07/15/05                                    437            437
                                                                    -----------
                                                                          1,604
                                                                    -----------

MORTGAGE RELATED SECURITIES (H) -- 2.6%
   Aire Valley Mortgages
         2.140%, 09/20/05                                  3,536          3,536
   Blue Heron Funding
         2.211%, 02/23/05                                  5,526          5,526
         2.170%, 03/18/05                                  2,486          2,486
   Cheyne High Grade
         2.280%, 11/10/05                                  3,177          3,177
   Commodore
         1.970%, 12/12/38                                  1,658          1,658
   Davis Square Funding
         2.091%, 04/06/05                                  2,763          2,763
         2.091%, 05/06/05                                  2,763          2,763
   Duke Funding
         2.115%, 04/08/05                                  2,763          2,763
   Harwood
         2.190%, 09/20/05                                  7,018          7,018
   Orchid Structured Finance
         2.410%, 05/18/05                                  6,064          6,064
   RMAC
         2.090%, 06/12/05                                  2,487          2,487
   Whitehawk CDO Funding
         1.710%, 06/15/05                                  1,381          1,381
                                                                    -----------
                                                                         41,622
                                                                    -----------

Total Asset-Backed Securities
   (Cost $43,226) ($ Thousands)                                          43,226
                                                                    -----------

CASH EQUIVALENTS -- 4.0%
   Bear Stearns Master Notes (C)                       5,525,787          5,526
   First Union Cash Management
      Program                                          6,635,411          6,635
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A++                   51,129,579         51,130
                                                                    -----------

Total Cash Equivalents
   (Cost $63,291) ($ Thousands)                                          63,291
                                                                    -----------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
         1.864%, 02/24/05                                  2,750          2,736
                                                                    -----------

Total U.S. Treasury Obligation
   (Cost $2,739) ($ Thousands)                                            2,736
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      37

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL CAP FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (C) -- 3.9%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $12,237,836
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $565,288-
      $8,288,681, 1.625%-7.000%,
      04/15/05-03/15/10; with total
      market value $12,482,127)                          $12,237    $    12,237
   Lehman Brothers
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $3,591,968
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $118,252-
      $244,350, 0.000%-6.700%,
      09/13/05-08/15/27; with total
      market value $3,663,704)                             3,592          3,592
   UBS Paine Webber
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $45,314,060
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $640,162-
      $2,762,894, 0.000%-5.002%,
      12/17/04-11/15/29; with total
      market value $46,217,852)                           45,311         45,311
                                                                    -----------

Total Repurchase Agreements
   (Cost $61,140) ($ Thousands)                                          61,140
                                                                    -----------

Total Investments -- 117.2%
   (Cost $1,647,324) ($ Thousands)                                    1,851,872
                                                                    -----------

OTHER ASSETS AND LIABILITIES -- (17.2)%
Payable upon Return on Securities Loaned                               (271,669)
Payable for Investment Securities Purchased                              (7,863)
Payable for Capital Shares Redeemed                                      (5,241)
Investment Advisory Fees Payable                                           (668)
Trustees' Fees Payable                                                       (6)
Other Assets and Liabilities, Net                                        13,765
                                                                    -----------
Total Other Assets and Liabilities                                     (271,682)
                                                                    -----------
Net Assets -- 100.0%                                                $ 1,580,190
                                                                    ===========

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                        $ 1,196,488
Undistributed net investment income                                       1,225
Accumulated net realized gain on investments
   and futures contracts                                                174,035
Net unrealized appreciation on investments                              204,548
Net unrealized appreciation on futures contracts                          3,894
                                                                    -----------
Net Assets                                                          $ 1,580,190
                                                                    ===========

Net Asset Value, Offering and Redemption Price
   Per Share -- Class A
   ($1,579,998,444 / 97,689,436 shares)                                  $16.17
                                                                         ======

Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($191,670 / 11,910 shares)                                            $16.09
                                                                         ======

*  Non-income producing security.

+  Real Estate Investment Trust

++  See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9). The total value of securities on loan at November 30, 2004 was $261,424,762.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2004 was $271,669,275.

(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.

(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2004 was $48,394 and represented 0.00% of Net Assets.

(F) Securities considered illiquid. The total value of such securities as of November 30, 2004 was $48,394 and represented 0.00% of Net Assets.

(G) The rate reported is the effective yield at time of purchase.

(H) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2004.

(I) This security was issued for possible settlement of pending litigation and does not have an expiration date.

ADR -- American Depository Receipt

Cl -- Class

MTN -- Medium Term Note

Ser -- Series

SPDR -- Standard & Poor's Depositary Receipts

Amounts designated as "--" are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
38      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------



SMALL/MID CAP EQUITY FUND

November 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

27.1%  Financials
14.1%  Consumer Discretionary
13.7%  Information Technology
11.6%  Health Care
 9.9%  Industrials
 6.7%  Short-Term Investments
 5.0%  Materials
 3.8%  Energy
 2.6%  Utilities
 2.4%  Consumer Staples
 2.3%  Asset-Backed Securities
 0.7%  Telecommunication Services
 0.1%  U.S. Treasury Obligations
 0.0%  Warrants
 0.0%  Exchange Traded Fund

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 93.5%

CONSUMER DISCRETIONARY -- 16.0%
   1-800 Contacts*                                        24,000      $     492
   Abercrombie & Fitch, Cl A                               6,100            278
   America's Car Mart*                                    23,453            861
   American Axle & Manufacturing
      Holdings                                             7,300            213
   American Eagle Outfitters*                             23,500            982
   American Greetings, Cl A*                              14,400            383
   American Woodmark                                       1,000             40
   Ameristar Casinos                                       3,900            157
   AnnTaylor Stores*                                      54,550          1,197
   Arctic Cat                                             13,900            371
   Autoliv                                                46,200          2,159
   Autonation (B)*                                        29,500            546
   Barnes & Noble*                                        20,100            544
   Black & Decker                                         13,900          1,169
   Bluegreen*                                              6,900            110
   Borders Group                                          35,800            815
   BorgWarner                                             18,000            901
   Brown Shoe                                              7,600            217
   Brunswick                                              38,600          1,884
   Cache*                                                 39,788            657
   Carter's*                                              22,900            804
   Catalina Marketing                                      6,000            169
   Cato, Cl A                                             28,400            758
   CEC Entertainment*                                     21,937            893
   Charming Shoppes*                                     118,915          1,112
   Cheesecake Factory (B)*                                26,100          1,276
   Chico's FAS (B)*                                       11,027            426
   CKE Restaurants*                                        7,400             93
   Claire's Stores                                        27,500            560
   Coach*                                                 38,300          1,909
   Columbia Sportswear (B)*                               13,800            785
   Comfort Systems USA*                                   54,965            396
   Cooper Tire & Rubber                                   25,800            527
   Cost Plus*                                             17,000            540

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Cumulus Media, Cl A*                                   47,900      $     732
   Design Within Reach*                                   51,700            845
   Dick's Sporting Goods (B)*                             10,697            385
   Dillard's, Cl A                                        34,600            871
   Dollar Thrifty Automotive Group*                       21,600            581
   DreamWorks Animation, Cl A*                             5,700            211
   Eagle Materials                                        12,673            958
   Electronics Boutique Holdings (B)*                     10,800            421
   Entravision Communications, Cl A*                       9,800             80
   Ethan Allen Interiors                                  16,300            643
   Fairmont Hotels & Resorts                              25,700            797
   Federated Department Stores                            23,500          1,288
   Fleetwood Enterprises*                                 90,100          1,221
   Four Seasons Hotels                                    14,900          1,050
   GameStop, Cl A (B)*                                    29,500            622
   GameStop, Cl B*                                         6,540            139
   Gentex                                                 21,900            708
   Getty Images (B)*                                      15,600            909
   Gildan Activewear, Cl A*                               18,500            576
   Goodyear Tire & Rubber (B)*                            40,100            506
   Gray Television                                        31,766            476
   Group 1 Automotive*                                    12,800            378
   GSI Commerce*                                          19,400            293
   Handleman                                             115,000          2,438
   Harman International Industries                         9,800          1,204
   Hasbro                                                 34,700            660
   HOT Topic*                                             23,148            379
   Insight Communications, Cl A*                           5,400             46
   Insight Enterprises*                                   31,275            633
   Jack in the Box*                                       33,700          1,273
   Jakks Pacific (B)*                                     12,200            227
   Jarden*                                                44,600          1,711
   Jo-Ann Stores*                                          1,800             49
   Journal Communications, Cl A                            6,600            116
   K2 (B)*                                                60,900          1,028
   KB Home (B)                                            10,600            932
   Kerzner International (B)*                             29,510          1,681
   Lear                                                    7,100            412
   Lin TV, Cl A*                                          28,500            514
   Lions Gate Entertainment*                             143,724          1,545
   Lone Star Steakhouse & Saloon                          31,544            851
   Mandalay Resort Group                                   9,400            655
   Maytag (B)                                             24,200            486
   Media General, Cl A                                     5,515            343
   Mediacom Communications,
      Cl A (B)*                                           56,200            293
   Meredith                                               10,700            564
   Modine Manufacturing                                   11,950            384
   Movie Gallery (B)                                       8,000            139
   MSC Industrial Direct, Cl A                            23,500            837
   MTR Gaming Group*                                      63,000            634
   Nautilus Group                                         12,700            277
   New York*                                              10,400            242
   Nexstar Broadcasting Group, Cl A*                      23,400            195


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      39

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Noble International                                     1,800      $      35
   NVR (B)*                                                1,400            967
   O'Reilly Automotive (B)*                                9,500            414
   Pacific Sunwear of California                          49,200          1,093
   Panera Bread, Cl A (B)*                                13,400            535
   Parkervision (B)*                                      22,900            171
   Party City*                                             1,500             19
   PDI*                                                    1,600             37
   Penn National Gaming*                                  13,411            708
   Petsmart (B)                                           41,700          1,429
   PF Chang's China Bistro (B)*                           30,000          1,687
   Phillips-Van Heusen                                    11,795            322
   Pinnacle Entertainment (B)*                            69,317          1,260
   Polo Ralph Lauren                                      48,800          1,922
   PTEK Holdings*                                         26,300            277
   Pulitzer                                               13,500            859
   RC2*                                                    2,100             66
   Reader's Digest Association                            20,600            295
   Reebok International                                   15,653            609
   Regis                                                  40,300          1,799
   Rent-A-Center*                                         13,000            331
   Royal Caribbean Cruises (B)                            17,900            890
   Ryland Group                                           14,400          1,459
   Saks                                                   41,400            576
   ShopKo Stores (B)*                                     13,500            241
   Sonic*                                                 29,400            858
   Sports Authority*                                      30,500            870
   Stage Stores*                                           3,700            152
   Standard Motor Products                                16,200            253
   Standard-Pacific                                        9,000            504
   Stanley Works                                          21,500          1,005
   Starwood Hotels & Resorts Worldwide                    26,000          1,360
   Stein Mart*                                             5,500             91
   Technical Olympic USA                                  19,900            487
   Tenneco Automotive*                                    16,400            254
   Texas Roadhouse*                                        3,000             76
   Theglobe.com*                                         154,900             75
   Thomas Nelson                                           5,000            123
   Timberland, Cl A*                                       8,100            513
   TRW Automotive Holdings*                               20,280            429
   Tupperware (B)                                         14,600            273
   United Auto Group                                       6,400            182
   UnitedGlobalCom, Cl A*                                 65,222            543
   Urban Outfitters*                                      12,100            514
   Value Line                                              6,900            276
   Warnaco Group*                                         29,380            584
   WESCO International*                                   10,200            287
   West Marine*                                           15,440            357
   Whirlpool                                               7,400            478
   Williams-Sonoma (B)*                                   59,900          2,193
   Wynn Resorts (B)*                                      19,500          1,133
   XM Satellite Radio Holdings,
      Cl A (B)*                                           32,000          1,181

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Yankee Candle*                                         21,500      $     655
   Zale*                                                  54,310          1,589
                                                                      ---------
                                                                         94,958
                                                                      ---------

CONSUMER STAPLES -- 2.7%
   Adolph Coors, Cl B                                     12,900            966
   BJ's Wholesale Club*                                    8,900            264
   Bunge                                                  21,900          1,155
   Chattem*                                                3,700            134
   Corn Products International                            16,900            920
   Dean Foods*                                            25,800            817
   Del Monte Foods*                                       80,700            876
   Energizer Holdings (B)*                                36,100          1,686
   Gold Kist*                                             40,000            559
   Interstate Bakeries (B)                                14,200             83
   JM Smucker                                              8,600            391
   Loews--Carolina Group                                  11,400            335
   Longs Drug Stores                                      31,600            844
   McCormick & Schmick's Seafood
      Restaurants*                                        40,519            670
   Nash Finch                                              2,400             89
   NBTY*                                                  36,800            959
   PepsiAmericas                                          32,400            684
   Pilgrim's Pride (B)                                    29,100            975
   Ralcorp Holdings*                                      32,800          1,351
   Rayovac*                                                6,500            193
   Ruddick                                                 3,500             76
   Sanderson Farms                                         4,800            179
   Supervalu                                              29,100            919
   Tyson Foods, Cl A                                      44,100            723
   Vector Group (B)                                        5,300             87
                                                                      ---------
                                                                         15,935
                                                                      ---------

ENERGY -- 4.3%
   Ashland                                                22,100          1,307
   BJ Services (B)*                                       19,019            964
   Brigham Exploration*                                   41,450            388
   Cabot Oil & Gas                                        12,900            624
   Cal Dive International*                                 8,300            357
   Callon Petroleum*                                       3,700             52
   CARBO Ceramics                                          1,400            109
   Chesapeake Energy (B)                                  15,500            279
   Denbury Resources*                                     23,000            666
   Encore Acquisition*                                    11,000            387
   ENSCO International                                     7,900            247
   EOG Resources                                           9,300            698
   Forest Oil (B)*                                        13,900            473
   Giant Industries*                                       9,100            255
   Houston Exploration*                                   11,300            677
   Magnum Hunter Resources*                              272,325          3,649
   National-Oilwell (B)*                                  22,197            804
   Oil States International*                               4,200             86
   Patina Oil & Gas                                       43,300          1,438


--------------------------------------------------------------------------------
40      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Patterson-UTI Energy (B)                               35,300      $     706
   Penn Virginia                                          13,100            569
   Petroleum Development*                                 12,500            514
   Plains Exploration & Production*                       24,327            682
   Pride International (B)*                               12,000            235
   RPC                                                     2,800             76
   Smith International (B)*                                6,500            394
   Spinnaker Exploration*                                 21,203            769
   Stone Energy*                                          19,600            940
   Sunoco                                                 14,800          1,222
   Superior Energy Services*                              13,700            201
   Swift Energy*                                          49,400          1,499
   Syntroleum (B)*                                        55,100            382
   Tesoro Petroleum (B)*                                  41,400          1,371
   Ultra Petroleum*                                        2,800            147
   Unit*                                                  18,556            735
   Veritas DGC*                                           17,100            400
   Vintage Petroleum                                      26,900            652
   Weatherford International*                             13,861            740
                                                                      ---------
                                                                         25,694
                                                                      ---------

FINANCIALS -- 21.3%
   Aames Investment (B)+*                                 23,000            251
   Acadia Realty Trust+                                   34,400            521
   Accredited Home Lenders*                               16,600            713
   ACE Cash Express*                                       4,300            115
   Advanta, Cl B                                          47,589          1,136
   Affiliated Managers Group (B)*                         52,812          3,347
   Allmerica Financial*                                   40,700          1,325
   AMB Property+                                          34,900          1,394
   Amcore Financial                                       23,875            777
   American Financial Group                               20,100            633
   American Home Mortgage
      Investment+*                                        29,700            972
   AmerUs Group                                           34,196          1,490
   Anthracite Capital+                                     1,200             14
   Apartment Investment &
      Management, Cl A+                                   27,500          1,000
   Arbor Realty Trust+*                                    2,800             66
   Archipelago Holdings*                                  17,830            397
   Archstone-Smith Trust+                                 29,100          1,062
   Ashford Hospitality Trust+                             61,220            606
   Asset Acceptance Capital*                               1,100             23
   Associated Banc (B)                                     8,400            279
   Astoria Financial                                      22,600            938
   AvalonBay Communities+                                 18,800          1,337
   Bank of Hawaii                                         29,000          1,408
   Banknorth Group                                        23,900            860
   Bedford Property Investors+                             1,900             53
   Brandywine Realty Trust+                               44,277          1,260
   Calamos Asset Management,
      Cl A (B)*                                           10,800            256
   Camden Property Trust (B)+                             22,800          1,118

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Capital Crossing Bank*                                  1,400      $      37
   Capital Trust, Cl A+                                    1,800             59
   CapitalSource (B)*                                     40,750            945
   Center Financial                                        1,200             25
   Chemical Financial                                     19,464            816
   City Holding                                           21,854            807
   City National                                          18,400          1,259
   Colonial BancGroup (B)                                 30,700            652
   Colonial Properties Trust+                              3,800            150
   Columbia Banking System                                 1,050             27
   Commerce Bancorp (B)                                    5,300            331
   Commerce Bancshares                                    14,280            698
   Commercial Federal                                     44,586          1,299
   Community Bank System                                  13,200            366
   CompuCredit (B)*                                       20,900            501
   Corporate Office Properties Trust+                     61,111          1,698
   CRT Properties+                                         2,800             69
   Cullen/Frost Bankers                                   18,800            901
   Delphi Financial Group, Cl A                           18,558            862
   Dime Community Bancshares                              39,929            733
   Downey Financial                                       13,500            779
   E*Trade Financial*                                    250,800          3,476
   East-West Bancorp                                      16,900            701
   Eaton Vance                                            11,300            542
   Entertainment Properties Trust+                         2,500            107
   Equity Inns+                                            5,000             52
   Equity Residential+                                    43,500          1,466
   Essex Property Trust+                                   6,500            523
   Federal Agricultural Mortgage*                          2,300             52
   Federal Realty Investment Trust+                       27,200          1,364
   FelCor Lodging Trust+*                                  8,900            115
   Fidelity National Financial                            34,400          1,475
   First American                                         21,400            705
   First Financial Bankshares                                400             17
   First Industrial Realty Trust                           5,800            231
   First Marblehead*                                       6,600            375
   First Potomac Realty Trust+                            17,985            413
   First Republic Bank                                    10,800            555
   FirstFed Financial*                                    18,735            986
   FirstMerit                                             27,055            740
   Forest City Enterprises, Cl A                           6,947            373
   Fremont General                                        15,200            362
   Friedman Billings Ramsey Group,
      Cl A+                                              100,100          1,914
   Frontier Financial                                        400             16
   Gables Residential Trust+                               7,500            268
   Gold Banc                                              72,000          1,077
   Greater Bay Bancorp (B)                                35,938          1,044
   HCC Insurance Holdings                                 32,700          1,084
   Hibernia, Cl A                                         44,800          1,296
   Highland Hospitality+*                                 66,867            753
   Highwoods Properties+                                  33,337            862
   Horace Mann Educators                                  39,700            754
   Hospitality Properties Trust (B)+                      13,100            589


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      41

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Host Marriott+*                                        84,400      $   1,322
   HRPT Properties Trust (B)+                            107,600          1,301
   Hudson United Bancorp                                   3,300            134
   Huntington Bancshares                                  41,100            997
   Huron Consulting Group*                                48,800          1,032
   IMPAC Mortgage Holdings+                               17,400            408
   Independence Community Bank                            11,400            484
   IndyMac Bancorp                                        41,900          1,361
   Innkeepers USA Trust+                                  11,500            155
   Instinet Group*                                       175,155          1,049
   Investment Technology Group*                           38,965            653
   Investors Financial Services                            7,000            307
   Irwin Financial                                        11,600            309
   Itla Capital*                                             500             27
   Jackson Hewitt Tax Service (B)*                        33,600            725
   Kansas City Life Insurance                             11,000            544
   Kilroy Realty+                                          2,200             89
   KNBT Bancorp*                                          26,000            445
   Knight Trading Group, Cl A*                            68,045            776
   LandAmerica Financial Group                             5,400            288
   LaSalle Hotel Properties+                               3,800            117
   LTC Properties+                                         5,500            104
   Macerich+                                              28,200          1,713
   Mack-Cali Realty+                                      26,300          1,150
   MAF Bancorp                                            14,517            666
   Marlin Business Services*                              60,432          1,030
   Medical Properties Trust+*                             34,000            340
   Mercury General                                         7,100            403
   Meristar Hospitality+*                                102,013            694
   MFA Mortgage Investments+                              41,100            376
   Mid-America Apartment
      Communities+                                         2,700            107
   Mid-State Bancshares                                      800             24
   Mills+                                                  3,800            226
   Montpelier Re Holdings (B)                             21,600            798
   National Health Investors+                              2,600             75
   Navigators Group*                                      18,995            537
   Nelnet, Cl A*                                           4,300            104
   New Century Financial+                                 18,300          1,158
   New Plan Excel Realty Trust+                           21,100            559
   NewAlliance Bancshares*                                28,200            424
   Newcastle Investment+                                   5,800            182
   Novastar Financial (B)+                                15,500            682
   Ocwen Financial (B)*                                   12,500            117
   Odyssey Re Holdings                                    27,205            657
   Ohio Casualty*                                         38,416            825
   Omega Healthcare Investors+                             8,800            110
   One Liberty Properties+                                16,800            323
   Online Resources*                                     126,793            894
   Oriental Financial Group                               30,700            931
   PartnerRe Holdings                                     24,200          1,481
   Pennsylvania Real Estate Investment
      Trust+                                               7,800            318
   PFF Bancorp                                            13,600            615

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Philadelphia Consolidated Holding*                      2,100      $     143
   Piper Jaffray*                                         13,447            619
   Platinum Underwriters Holdings                         16,410            489
   Popular                                                34,400            912
   Post Properties+                                       16,200            552
   Presidential Life                                      23,200            388
   Prosperity Bancshares                                   1,600             45
   Protective Life                                         9,300            389
   Provident Bankshares (B)                               37,477          1,377
   Providian Financial*                                   26,100            419
   Public Storage+                                        20,000          1,068
   R & G Financial, Cl B                                   7,200            279
   RAIT Investment Trust+                                  3,200             90
   Ramco-Gershenson Properties+                           18,814            572
   Raymond James Financial                                44,575          1,319
   Reckson Associates Realty+                             31,700          1,026
   Regency Centers+                                       14,900            775
   Reinsurance Group of America                            6,600            306
   RenaissanceRe Holdings                                 22,300          1,123
   RLI                                                    18,931            788
   Selective Insurance Group                               2,100             94
   Senior Housing Properties Trust+                       12,500            246
   Shurgard Storage Centers, Cl A+                        26,400          1,092
   Signature Bank*                                        25,785            810
   Silicon Valley Bancshares*                             15,600            655
   Simon Property Group+                                  22,500          1,397
   Sky Financial Group                                    26,785            776
   SL Green Realty+                                       24,800          1,429
   Sovereign Bancorp                                     123,881          2,707
   Stancorp Financial Group                                  900             71
   Sterling Financial*                                    24,600            983
   Stewart Information Services                           15,200            663
   Summit Properties+                                     22,103            704
   Sunstone Hotel Investors (B)+*                         48,600            888
   Susquehanna Bancshares                                 16,928            440
   Taubman Centers (B)+                                   18,400            541
   Thornburg Mortgage+                                     4,600            131
   TierOne                                                16,100            399
   Triad Guaranty*                                        10,261            616
   Trizec Properties+                                     62,100          1,023
   Trustmark                                              22,435            691
   U-Store-It Trust*                                      48,100            821
   UICI*                                                  16,000            534
   United Fire & Casualty                                    700             47
   Universal American Financial*                          59,589            795
   Urstadt Biddle Properties, Cl A+                        3,700             62
   Virginia Commerce Bancorp*                             18,900            539
   W Holding                                               7,400            163
   Washington Federal                                     37,200          1,003
   Westamerica Bancorporation                              6,000            349
   Westcorp                                                3,700            156
   Whitney Holding                                        19,616            905
   Wilshire Bancorp*                                       4,600            150
   Winston Hotels+                                         6,500             74


--------------------------------------------------------------------------------
42      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Wintrust Financial                                      3,400      $     203
   World Acceptance*                                       2,700             70
   Zenith National Insurance (B)                          16,500            758
                                                                      ---------
                                                                        126,462
                                                                      ---------

HEALTH CARE -- 13.1%
   Abgenix*                                               98,200            997
   Accredo Health (B)*                                    37,700          1,021
   Affymetrix (B)*                                         5,800            197
   Albany Molecular Research*                              7,500             80
   Alderwoods Group*                                       3,400             36
   Align Technology*                                       7,600             80
   Alpharma, Cl A                                         52,600            874
   America Service Group*                                  1,600             40
   AMERIGROUP*                                            20,731          1,430
   Amsurg*                                                19,250            495
   Amylin Pharmaceuticals (B)*                            33,800            689
   Andrx*                                                 44,795            797
   Animas (B)*                                            32,100            520
   Applera - Applied Biosystems Group                     37,700            773
   Applera--Celera Genomics Group*                        38,000            535
   Apria Healthcare Group*                                63,500          1,948
   Ariad Pharmaceuticals*                                 78,500            453
   Array Biopharma*                                       38,000            318
   Aspect Medical Systems*                                29,000            708
   Axonyx (B)*                                            88,896            654
   Barr Pharmaceuticals*                                  70,300          2,745
   Bausch & Lomb                                          16,800            989
   Bio-Rad Laboratories, Cl A*                            13,100            743
   Bioenvision (B)*                                       86,300            889
   Biosite (B)*                                           12,800            713
   Cephalon (B)*                                          42,500          2,020
   Cerner*                                                11,400            601
   Charles River Laboratories
      International*                                       3,400            159
   Community Health Systems*                              24,300            672
   Conmed*                                                 3,400             98
   Cooper                                                  5,979            416
   Covance*                                               15,056            594
   Coventry Health Care*                                  10,250            509
   CTI Molecular Imaging*                                  5,400             72
   Cubist Pharmaceuticals*                                89,600          1,075
   CV Therapeutics (B)*                                  172,900          3,748
   Cypress Bioscience*                                     4,500             52
   Dade Behring Holdings*                                 16,758            900
   Dendreon (B)*                                          97,600            957
   Dendrite International*                                 3,100             53
   Depomed (B)*                                           74,500            347
   Diamondrock Hospitality*                               38,700            387
   Discovery Laboratories*                                35,042            245
   DJ Orthopedics*                                        28,700            579
   Dov Pharmaceutical (B)*                                33,636            623
   Encysive Pharmaceuticals*                              77,200            838

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Endo Pharmaceuticals Holdings*                         43,500      $     891
   Endologix*                                             90,500            585
   Eon Labs*                                               2,300             62
   Exelixis*                                              33,900            304
   Express Scripts*                                        7,900            568
   Fisher Scientific International*                       39,200          2,216
   Flamel Technologies ADR*                               31,700            665
   Gen-Probe*                                              4,900            195
   Genitope*                                              23,600            372
   Genta (B)*                                             86,000            112
   GenVec*                                               189,845            368
   Hillenbrand Industries                                  4,700            258
   Human Genome Sciences (B)*                             74,000            814
   ICOS*                                                     500             12
   Idenix Pharmaceuticals*                                 1,800             26
   Idexx Laboratories*                                     2,100            108
   IDX Systems*                                           28,000            983
   II-VI*                                                  3,100            134
   Immucor*                                               29,800            958
   Immunicon*                                             52,142            415
   Incyte (B)*                                            82,000            842
   Inspire Pharmaceuticals*                               24,000            430
   InterMune*                                             39,900            495
   Invacare                                               11,695            591
   Invitrogen (B)*                                        13,700            829
   Kensey Nash*                                            4,800            150
   Kindred Healthcare*                                     6,800            186
   King Pharmaceuticals*                                  28,000            349
   Kos Pharmaceuticals*                                    3,900            166
   Laboratory of America Holdings*                        19,500            935
   LifePoint Hospitals*                                   18,100            666
   Ligand Pharmaceuticals, Cl B (B)*                      95,900          1,074
   Manor Care (B)                                         14,500            500
   Medcath*                                               23,300            506
   Medical Action Industries*                              1,200             24
   Medicis Pharmaceutical, Cl A                           53,800          1,979
   Mettler Toledo International*                           8,300            428
   MGI Pharma*                                            24,000            648
   Millipore*                                              3,200            156
   MTS Systems                                             2,100             64
   Mylan Laboratories (B)                                 45,600            828
   Nektar Therapeutics*                                   94,869          1,773
   Neurometrix (B)*                                       63,900            540
   Nu Skin Enterprises, Cl A                              42,900            964
   Nutraceutical International*                            3,500             56
   NuVasive*                                              59,748            568
   Option Care (B)                                         2,600             45
   Orthovita*                                             83,265            321
   Par Pharmaceutical*                                    30,600          1,207
   Parexel International*                                  2,500             52
   PerkinElmer                                            42,300            902
   Perrigo                                                 3,800             69
   Pharmaceutical Product
      Development*                                        12,600            531


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      43

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Pharmion*                                              13,000      $     550
   Pharmos (B)*                                          188,323            753
   PolyMedica                                             19,500            693
   Pozen*                                                 47,100            327
   Protein Design Labs*                                   46,100            835
   Quest Diagnostics                                       7,356            690
   Regeneron Pharmaceuticals*                              7,000             65
   RehabCare Group*                                        4,700            124
   Respironics (B)*                                        2,000            111
   Rigel Pharmaceuticals (B)*                             20,600            515
   Rotech Healthcare*                                     15,000            379
   Salix Pharmaceuticals*                                 33,800            512
   Select Medical                                         20,500            358
   Serologicals*                                           5,200            121
   SFBC International*                                    11,536            448
   Sierra Health Services*                                 9,200            512
   Sunrise Senior Living (B)*                             11,900            511
   SurModics (B)*                                         13,100            394
   Sybron Dental Specialties*                             47,230          1,617
   Techne*                                                 3,600            134
   Telik*                                                 32,300            617
   Third Wave Technologies*                                6,800             55
   Triad Hospitals*                                       25,000            917
   Trimeris (B)*                                          81,500          1,011
   United Therapeutics*                                    3,500            154
   Universal Health Services, Cl B                        15,454            703
   USANA Health Sciences (B)*                              4,500            134
   Varian*                                                   300             11
   Ventana Medical Systems*                                  500             30
   Vertex Pharmaceuticals*                                14,400            153
   Vicuron Pharmaceuticals*                                7,200            127
   Watson Pharmaceuticals*                                60,600          1,760
   West Pharmaceutical Services                            3,400             79
                                                                      ---------
                                                                         77,989
                                                                      ---------

INDUSTRIALS -- 11.2%
   Actuant, Cl A (B)*                                     32,275          1,518
   Acuity Brands                                          33,230            978
   Advisory Board*                                         7,000            249
   AGCO (B)*                                              26,000            567
   Alaska Air Group*                                      13,500            422
   Alliant Techsystems*                                    6,700            441
   Ametek                                                 29,210            955
   Arlington Tankers*                                     11,100            255
   Armor Holdings*                                        10,000            432
   Banta                                                  28,560          1,271
   BE Aerospace*                                          56,481            598
   Blount International*                                  34,600            603
   Briggs & Stratton                                      38,600          1,514
   Bright Horizons Family Solutions*                      13,000            816
   Brink's                                                28,500          1,100
   Chicago Bridge & Iron (NY Shares)                      14,700            569
   CNF                                                    10,678            499

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Coinstar*                                               4,200      $     109
   Consolidated Graphics*                                  2,300            109
   Corinthian Colleges (B)*                               29,500            514
   Corporate Executive Board                              26,398          1,771
   Cummins                                                26,900          2,142
   Curtiss-Wright                                          8,477            505
   Deluxe                                                 12,400            490
   Duratek*                                                2,300             53
   Dycom Industries*                                       9,090            265
   EDO                                                    15,500            472
   Education Management*                                  62,700          2,078
   Engineered Support Systems (B)                         10,800            594
   Esterline Technologies*                                 6,900            246
   ExpressJet Holdings*                                   64,400            751
   Flowserve (B)*                                          9,500            240
   Forrester Research*                                    29,499            481
   Genessee & Wyoming, Cl A*                              16,744            462
   Goodrich                                               35,200          1,118
   GrafTech International*                                82,700            789
   Greg Manning Auctions (B)*                              3,200             37
   Griffon (B)*                                           39,500            991
   Herman Miller                                          37,600            924
   HUB Group, Cl A*                                       17,460            759
   Hubbell, Cl B                                           5,100            248
   infoUSA*                                                3,400             37
   Integrated Electrical Services (B)*                    38,300            116
   Iron Mountain*                                         15,500            467
   ITT Educational Services (B)*                          21,000          1,002
   JB Hunt Transport Services                              9,000            362
   John H. Harland                                        24,300            858
   Kennametal                                             12,990            666
   Labor Ready*                                           48,169            765
   Laidlaw International*                                 98,400          1,860
   Laureate Education*                                    25,760          1,015
   Lennox International                                   26,000            468
   M/I Homes                                              12,000            542
   Mcgrath Rentcorp                                        3,200            135
   Mercury Computer Systems*                              17,000            535
   Mesa Air Group (B)*                                    14,900            105
   Molecular Devices*                                      5,600            118
   Monster Worldwide (B)*                                 33,200            936
   MTC Technologies*                                       3,500            108
   National Financial Partners                            15,580            541
   Navigant Consulting*                                   22,300            521
   NCO Group*                                              3,500             88
   Nordson                                                 3,400            129
   Northwest Airlines*                                    42,867            439
   Oshkosh Truck                                          17,500          1,099
   Overnite                                               18,284            646
   Paccar (B)                                             13,700          1,070
   Pacer International*                                   17,766            347
   Pinnacle Airlines*                                      4,100             51
   Power-One*                                             27,200            250
   Quality Systems*                                          700             43


--------------------------------------------------------------------------------
44      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   R.H. Donnelley*                                        18,474      $   1,010
   RailAmerica*                                            4,600             59
   Resources Connection*                                  18,100            821
   Ritchie Brothers Auctioneers                           16,600            496
   Roper Industries                                        1,100             68
   Ryder System (B)                                       37,200          1,995
   Senomyx (B)*                                          106,200          1,051
   Service International*                                 80,000            565
   Sirva*                                                 29,867            594
   Skywest                                                17,300            329
   Sourcecorp*                                            11,600            193
   SPX (B)                                                21,400            880
   Stewart Enterprises, Cl A*                             92,284            685
   Strayer Education                                       4,500            484
   Swift Transportation (B)*                               7,300            142
   Sypris Solutions                                       19,100            311
   TeleTech Holdings*                                      7,100             69
   Terex*                                                 19,300            885
   Timken                                                 70,130          1,823
   TNS*                                                    3,700             82
   United Defense Industries*                              1,200             54
   United Rentals*                                        53,600            958
   United Stationers*                                     14,005            671
   Universal Forest Products                              11,600            501
   USF                                                     8,000            296
   UTI Worldwide                                          11,600            800
   Wabash National*                                       17,460            434
   Walter Industries (B)                                  68,400          1,722
   Washington Group International*                        47,900          1,868
   Watts Water Technologies, Cl A                         23,163            709
   Werner Enterprises                                     23,745            534
   Westinghouse Air Brake Technologies                    27,896            574
   Yellow Roadway (B)*                                     2,700            143
   York International                                     15,000            553
                                                                      ---------
                                                                         66,613
                                                                      ---------

INFORMATION TECHNOLOGY -- 15.5%
   Acxiom (B)                                             12,400            314
   Adaptec*                                               55,500            433
   ADE*                                                    2,800             52
   Advanced Micro Devices (B)*                            16,500            351
   Aeroflex*                                              49,731            609
   Agilysys                                                8,300            137
   Akamai Technologies (B)*                               42,600            552
   Altera*                                                 9,000            204
   American Tower, Cl A (B)*                              23,900            433
   AMIS Holdings*                                         14,500            220
   Amkor Technology*                                      50,900            280
   Amphenol, Cl A*                                        38,200          1,341
   answerthink*                                           80,208            362
   aQuantive*                                             86,000            747
   Arris Group*                                          133,695            761
   Ask Jeeves (B)*                                        25,200            651

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Aspen Technology (B)*                                  61,300      $     354
   Asyst Technologies*                                    80,500            335
   ATI Technologies*                                      12,700            246
   ATMI (B)*                                              37,032            852
   Audible*                                               28,700            802
   Avid Technology*                                        1,400             80
   Avocent*                                               35,000          1,328
   Axcelis Technologies*                                  52,100            380
   BEI Technologies                                        2,900             85
   BindView Development*                                 153,665            545
   BISYS Group*                                           34,200            548
   Black Box                                              14,900            636
   Blackbaud*                                             25,900            324
   Blackboard*                                             2,800             43
   BMC Software*                                          22,700            422
   Brooks Automation*                                     84,700          1,300
   C-COR*                                                 67,600            605
   CCC Information Services Group*                         2,200             46
   Certegy                                                22,400            771
   Checkfree (B)*                                         37,600          1,393
   Citrix Systems*                                        43,300          1,022
   CNET Networks*                                         22,300            208
   Cogent*                                                 4,100            138
   Cognex                                                  6,848            177
   Cognizant Technology Solutions, Cl A*                  27,800          1,060
   Comverse Technology (B)*                               28,800            613
   Conexant Systems*                                     140,600            280
   Convergys*                                             42,800            636
   Credence Systems*                                      70,500            539
   Cree (B)*                                              51,000          1,825
   CSG Systems International*                             13,900            253
   Cyberoptics*                                            2,800             39
   Cymer (B)*                                             35,588          1,083
   Cypress Semiconductor*                                 95,239            938
   Digitas*                                               66,000            542
   Diodes*                                                 3,300             82
   DoubleClick*                                          122,100            916
   E.piphany*                                             15,600             71
   Earthlink*                                             47,800            518
   Emulex (B)*                                            39,100            553
   Exar*                                                  27,119            379
   F5 Networks*                                           27,200          1,171
   Fairchild Semiconductor International*                 48,115            736
   FEI*                                                   62,800          1,343
   Filenet*                                               14,180            380
   Foundry Networks*                                      53,200            710
   Global Imaging Systems*                                 5,000            187
   Global Payments                                         2,400            132
   Harris                                                  2,700            179
   Hutchinson Technology (B)*                             26,100            855
   Hyperion Solutions*                                     6,000            269
   Identix*                                               27,900            221
   Informatica*                                           28,720            224
   Ingram Micro, Cl A (B)*                               101,200          1,947


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      45

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Integrated Device Technology*                          48,740      $     553
   Inter-Tel                                              19,235            545
   International Rectifier (B)*                           18,100            766
   Intersil, Cl A                                         12,900            208
   Iomega*                                                74,500            339
   Itron*                                                 28,500            617
   Jack Henry & Associates                                45,500            877
   JDA Software Group*                                    29,000            380
   Kanbay International*                                  42,211          1,213
   KFX (B)*                                               48,000            723
   Komag*                                                 46,700            782
   Lam Research (B)*                                      41,400          1,077
   Lattice Semiconductor*                                288,300          1,539
   Leadis Technology (B)*                                 21,200            206
   Lionbridge Technologies*                               80,500            444
   Littelfuse*                                             5,600            219
   LSI Logic*                                             85,700            453
   Macromedia*                                             5,400            154
   Macrovision*                                           18,700            496
   Manhattan Associates*                                  21,400            520
   Matrixone*                                             47,274            312
   MAXIMUS*                                               34,800          1,090
   Maxtor*                                               113,300            433
   MEMC Electronic Materials*                             42,100            448
   Mentor Graphics*                                       52,300            656
   Mercury Interactive (B)*                               23,400          1,067
   Micrel*                                                67,300            719
   Micromuse*                                            143,640            755
   Micros Systems*                                         2,000            147
   MicroStrategy, Cl A*                                      600             39
   MPS Group*                                             74,466            838
   NCR*                                                    2,800            167
   NetIQ*                                                 50,070            614
   Novellus Systems*                                      38,600          1,040
   O2Micro International*                                 48,100            582
   Omnivision Technologies (B)*                            5,200             93
   Openwave Systems (B)*                                  26,600            351
   OSI Systems (B)*                                       31,800            691
   Parametric Technology*                                 75,284            440
   Paxar*                                                 43,600          1,009
   Per-Se Technologies*                                    4,100             57
   Photronics*                                            34,653            653
   Pixar (B)*                                              8,900            807
   Pixelworks*                                           175,000          1,969
   Plantronics                                            12,700            523
   PMC - Sierra (B)*                                      70,500            778
   Polycom*                                              118,900          2,716
   Portalplayer*                                           5,800            169
   Progress Software*                                      5,400            123
   ProQuest*                                               8,600            233
   QAD*                                                    2,100             17
   RADVision (B)*                                         38,899            519
   Red Hat (B)*                                           74,900          1,085
   Remec (B)*                                             42,100            254

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   RF Micro Devices*                                     161,900      $   1,127
   RSA Security*                                          11,700            247
   S1*                                                     1,400             13
   Sabre Holdings, Cl A                                   32,200            743
   SafeNet*                                               18,300            653
   ScanSoft (B)*                                         151,800            554
   Semtech*                                               31,717            649
   Serena Software (B)*                                    5,300            110
   Sigmatel*                                              33,618          1,203
   Silicon Image*                                          6,900            116
   SimpleTech*                                            45,900            228
   Sina (B)*                                              20,195            746
   Sirf Technology Holdings*                              53,100            673
   Skyworks Solutions*                                    21,400            212
   Sonus Networks*                                        24,340            161
   Spatialight (B)*                                       49,000            440
   Spectrasite*                                            7,500            435
   SRA International, Cl A*                               16,576            962
   Standard Microsystems*                                 22,142            544
   Storage Technology*                                    24,700            720
   Stratasys (B)*                                         29,701            959
   Sybase*                                                54,000            930
   Synaptics*                                             11,000            422
   Synopsys*                                              14,800            261
   Tech Data*                                             29,700          1,348
   Teradyne (B)*                                          71,200          1,215
   THQ*                                                   19,400            416
   TIBCO Software*                                        42,700            491
   Transact Technologies*                                  1,100             25
   Transaction Systems Architects, Cl A*                   4,500             92
   TTM Technologies*                                      58,400            606
   Ultratech*                                             17,128            295
   Unisys*                                                27,900            321
   United Online*                                         30,600            326
   WebEx Communications*                                  10,100            240
   Western Digital*                                       82,800            809
   Zebra Technologies, Cl A*                              12,634            635
                                                                      ---------
                                                                         92,200
                                                                      ---------

MATERIALS -- 5.6%
   Airgas                                                 51,331          1,364
   Amcol International                                    28,925            584
   Aptargroup                                             13,000            683
   Arch Coal                                              34,500          1,318
   Bemis                                                  29,700            827
   Brush Engineered Materials*                            30,688            598
   Buckeye Technologies*                                   4,800             59
   Century Aluminum*                                      47,037          1,205
   Commercial Metals                                      10,050            456
   Cytec Industries                                       49,068          2,385
   Eastman Chemical                                       41,500          2,257
   Ferro                                                  17,400            398
   Florida Rock Industries                                 8,266            465


--------------------------------------------------------------------------------
46      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   FMC*                                                   15,600      $     773
   Glatfelter                                             53,525            770
   Greif, Cl A                                            16,400            793
   Headwaters (B)*                                        14,100            452
   Hercules*                                              52,432            781
   Jacuzzi Brands*                                        46,000            430
   Louisiana-Pacific                                      68,300          1,671
   Lubrizol                                               22,900            791
   Massey Energy (B)                                      29,680          1,042
   NCI Building Systems*                                   4,300            160
   Northgate Minerals*                                   219,500            380
   NS Group*                                              15,700            348
   Olin                                                   30,200            685
   OM Group*                                               9,500            292
   Owens-Illinois*                                        17,100            358
   Packaging of America                                   50,963          1,172
   Peabody Energy                                         23,000          1,909
   Perini*                                                 6,800            102
   Quanex                                                 10,900            643
   RPM International                                      34,500            638
   Schweitzer-Mauduit International                       13,300            460
   Silgan Holdings                                         1,200             65
   Sonoco Products                                        29,800            848
   Steel Dynamics (B)                                     25,627          1,039
   Texas Industries                                        6,490            389
   United States Steel (B)                                18,600            974
   USG (B)*                                               25,700            841
   Wausau-Mosinee Paper                                    5,700            102
   WCA Waste*                                             69,270            710
   Wheeling-Pittsburgh (B)*                               33,100          1,211
                                                                      ---------
                                                                         33,428
                                                                      ---------

TELECOMMUNICATION SERVICES -- 0.8%
   Amdocs*                                                17,600            455
   Aspect Communications*                                 16,700            181
   Brightpoint*                                           56,330          1,076
   CenturyTel                                             31,400          1,034
   Citizens Communications                                 4,400             63
   General Communication, Cl A*                           84,400            864
   Golden Telecom (B)                                      2,300             70
   Novatel Wireless*                                       1,000             21
   Talk America Holdings (B)*                             41,300            261
   West*                                                   2,100             73
   Western Wireless, Cl A (B)*                            14,200            383
                                                                      ---------
                                                                          4,481
                                                                      ---------

UTILITIES -- 3.0%
   AGL Resources                                          21,915            727
   Allete                                                 15,393            560
   Alliant Energy                                          7,200            197
   Avista                                                 32,400            577
   Centerpoint Energy                                    101,900          1,137
   Cleco                                                   9,100            180

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Constellation Energy Group                             14,400      $     629
   Duquesne Light Holdings (B)                            31,200            550
   El Paso Electric*                                      10,100            181
   Energen                                                37,589          2,175
   Idacorp                                                 2,600             84
   National Fuel Gas                                       5,000            141
   New Jersey Resources                                   10,308            449
   Northeast Utilities                                    29,800            543
   OGE Energy                                              8,200            212
   Oneok                                                  63,557          1,775
   Pepco Holdings (B)                                     12,900            275
   PNM Resources                                          15,750            401
   PPL                                                    15,800            821
   Reliant Energy*                                        97,400          1,157
   Sempra Energy (B)                                      15,000            555
   Southwest Gas                                           2,000             51
   UGI                                                    37,213          1,510
   UIL Holdings                                            8,100            433
   Vectren                                                16,434            430
   Westar Energy                                          24,200            536
   Wisconsin Energy                                       38,600          1,284
                                                                      ---------
                                                                         17,570
                                                                      ---------

Total Common Stock
   (Cost $492,996) ($ Thousands)                                        555,330
                                                                      ---------

EXCHANGE TRADED FUND -- 0.0%
   Midcap SPDR Trusts Ser 1*                               1,200            140
                                                                      ---------

Total Exchange Traded Fund
   (Cost $139) ($ Thousands)                                                140
                                                                      ---------

                                                       Number of
                                                        Warrants

WARRANTS -- 0.0%
   Theglobe.com, Expires 05/05/09
      (F) (G)*                                            85,000             33
                                                                      ---------

Total Warrants
   (Cost $41) ($ Thousands)                                                  33
                                                                      ---------

CORPORATE OBLIGATIONS (C)(E) -- 6.2%

FINANCIALS -- 6.0%
   Allstate Life Global Funding MTN
         2.090%, 11/14/05                                $   487            487
   Belford Funding MTN
         2.140%, 02/02/05                                  1,949          1,949
   Bradford & Bingley
         2.196%, 01/07/05                                  1,228          1,228
   CCN Bluegrass
         2.207%, 08/18/05                                  1,462          1,462
   CIT Group
         1.870%, 12/01/04                                  1,170          1,170
   Countrywide Home Loans MTN, Ser L
         2.435%, 02/23/05                                    565            565


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      47

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

SMALL/MID CAP EQUITY FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Countrywide Home Loans MTN, Ser M
         2.471%, 08/26/05                                $   585      $     585
         2.429%, 05/20/05                                    390            390
         2.030%, 06/23/05                                    780            780
   Five Finance MTN
         2.150%, 09/22/05                                  2,768          2,767
   Harrier Finance Funding MTN, Ser 1
         1.886%, 06/15/05                                  1,696          1,696
   Irish Life & Permanent MTN, Ser X
         2.155%, 12/22/05                                  1,813          1,813
   Lakeside Funding
         2.276%, 12/08/04                                  2,490          2,490
   Liberty Light US Capital
         2.075%, 01/14/05                                    975            975
         2.070%, 02/09/05                                    975            975
   Morgan Stanley, Ser EXL
         2.039%, 12/04/05                                    390            390
   Nationwide Building Society
         1.953%, 10/28/05                                    975            975
   Pacific Life Global Funding
         2.090%, 11/14/05                                  1,462          1,462
   Premium Asset Trust
         2.170%, 12/15/05                                  2,729          2,729
   SLM MTN, Cl X
         2.150%, 12/20/05                                  3,411          3,411
   Saturn Ventures
         2.143%, 02/07/05                                    975            975
   Sigma Finance MTN
         1.989%, 01/04/05                                  1,170          1,170
   U.S. Trust
         2.212%, 09/12/05                                  1,949          1,949
   Washington Mutual Bank
         2.310%, 08/18/05                                  1,949          1,949
   White Pine Finance
         2.096%, 03/11/05                                    487            487
         2.026%, 11/01/05                                    858            857
                                                                      ---------
                                                                         35,686
                                                                      ---------

INDUSTRIALS -- 0.2%
   Caterpillar MTN, Ser F
         2.180%, 07/11/05                                    975            975
                                                                      ---------

Total Corporate Obligations
   (Cost $36,661) ($ Thousands)                                          36,661
                                                                      ---------

COMMERCIAL PAPER (C)(D) -- 3.4%

FINANCIALS -- 3.4%
   Broadhollow Funding
         2.111%, 12/06/04                                  1,462          1,462
   CPI Funding
         2.121%, 12/10/04                                  1,881          1,880
   Golden Fish
         2.307%, 01/18/05                                  1,174          1,171
         2.172%, 12/17/04                                    570            569
         2.162%, 12/14/04                                    686            685
         2.031%, 12/08/04                                    333            333

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Harwood Street Funding
         2.137%, 12/15/04                                $ 3,014      $   3,012
   Household Finance
         2.142%, 12/15/04                                  2,437          2,435
   Laguna
         2.141%, 12/10/04                                    780            779
         2.140%, 12/03/04                                    975            975
   Main Street Warehouse
         2.131%, 12/07/04                                    390            390
         2.131%, 12/08/04                                    390            390
         2.131%, 12/09/04                                  1,949          1,948
   Thornburg Mortgage Capital
         2.152%, 12/15/04                                  1,949          1,948
         2.151%, 12/07/04                                    682            682
         2.150%, 12/03/04                                  1,754          1,754
                                                                      ---------

Total Commercial Paper
   (Cost $20,413) ($ Thousands)                                          20,413
                                                                      ---------

ASSET-BACKED SECURITIES (C) -- 2.6%

AUTOMOTIVE -- 0.1%
   Drivetime Auto Owner Trust
         2.148%, 11/15/05 (E)                                412            412
         1.640%, 07/15/05                                    154            154
                                                                      ---------
                                                                            566
                                                                      ---------

MORTGAGE RELATED SECURITIES (E) -- 2.5%
   Aire Valley Mortgages
         2.140%, 09/20/05                                  1,248          1,248
   Blue Heron Funding
         2.211%, 02/23/05                                  1,949          1,949
         2.170%, 03/18/05                                    877            877
   Cheyne High Grade
         2.280%, 11/10/05                                  1,121          1,121
   Commodore
         1.970%, 12/12/38                                    585            585
   Davis Square Funding
         2.091%, 04/06/05                                    975            975
         2.091%, 05/06/05                                    975            975
   Duke Funding
         2.115%, 04/08/05                                    975            975
   Harwood
         2.190%, 09/20/05                                  2,476          2,476
   Orchid Structured Finance
         2.410%, 05/18/05                                  2,139          2,139
   RMAC
         2.090%, 06/12/05                                    877            877
   Whitehawk CDO Funding
         1.710%, 06/15/05                                    487            487
                                                                      ---------
                                                                         14,684
                                                                      ---------

Total Asset-Backed Securities
   (Cost $15,250) ($ Thousands)                                          15,250
                                                                      ---------


--------------------------------------------------------------------------------
48      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 4.0%
   Bear Stearns Master Notes (C)                       1,949,437      $   1,949
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A++                   21,737,825         21,738
                                                                      ---------

Total Cash Equivalents
   (Cost $23,687) ($ Thousands)                                          23,687
                                                                      ---------

U.S. TREASURY OBLIGATION -- 0.2%
   U.S. Treasury Bills (A)
         1.755%, 02/24/05                                $   955            950
                                                                      ---------

Total U.S. Treasury Obligation
   (Cost $951) ($ Thousands)                                                950
                                                                      ---------

REPURCHASE AGREEMENTS (C) -- 3.6%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $4,317,375
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $199,427-
      $2,924,156, 1.625%-7.000%,
      04/15/05-03/15/10; with total
      market value $4,403,558)                             4,317          4,317
   Lehman Brothers
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $1,267,207
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $41,718-
      $86,204, 0.000%-6.700%,
      09/13/05-08/15/27; with total
      market value $1,292,515)                             1,267          1,267
   UBS Paine Webber
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $15,986,306
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $199,427-
      $2,924,156, 0.000%-5.002%,
      12/17/04-11/15/29; with total
      market value $16,305,154)                           15,985         15,985
                                                                      ---------

Total Repurchase Agreements
   (Cost $21,569) ($ Thousands)                                          21,569
                                                                      ---------

Total Investments -- 113.5%
   (Cost $611,707) ($ Thousands)                                        674,033
                                                                      ---------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (13.5)%
Payable Upon Return on Securities Loaned                              $ (95,842)
Payable for Capital Shares Redeemed                                      (3,465)
Payable for Investment Securities Purchased                              (1,950)
Investment Advisory Fees Payable                                           (271)
Trustees' Fees Payable                                                       (2)
Other Assets and Liabilities, Net                                        21,185
                                                                      ---------
Total Other Assets and Liabilities                                      (80,345)
                                                                      ---------
Net Assets -- 100.0%                                                  $ 593,688
                                                                      =========

NET ASSETS:
Paid-in-Capital
   (unlimited authorization -- no par value)                            524,065
Undistributed net investment income                                         391
Accumulated net realized gain on investments
   and futures contracts                                                  5,968
Net unrealized appreciation on investments                               62,326
Net unrealized appreciation on futures contracts                            938
                                                                      ---------
Net Assets                                                            $ 593,688
                                                                      =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($593,688,495 / 4,993,551 shares)                                    $118.89
                                                                        =======

* Non-income producing security.

+ Real Estate Investment Trust

++ See Note 3 in Notes to Financial Statements.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9). The total value of securities on loan at November 30, 2004 was $92,439,936.

(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2004 was $95,841,958.

(D) The rate reported is the effective yield at time of purchase.

(E) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2004.

(F) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2004 was $32,583 and represented 0.00% of Net Assets.

(G) Securities considered illiquid. The total value of such securities as of November 30, 2004 was $32,583 and represented 0.00% of Net Assets.

ADR -- American Depositary Receipt

Cl -- Class

MTN -- Medium Term Note

NY -- New York

Ser -- Series

SPDR -- Standard & Poor's Depositary Receipts

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      49

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND

November 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

20.8%  Financials
20.3%  U.S. Treasury Obligations
18.5%  Asset-Backed Securities
11.9%  Short-Term Investments
11.6%  U.S. Gov't Mortgage Backed
 8.2%  U.S. Gov't Obligations
 2.0%  Industrials
 1.4%  Utilities
 1.3%  Consumer Discretionary
 1.0%  Telecommunication Services
 1.0%  Energy
 0.9%  Regional Agencies
 0.5%  Consumer Staples
 0.3%  Health Care
 0.1%  Materials
 0.1%  Foreign Bonds
 0.1%  Information Technology
 0.0%  Municipal Bond
 0.0%  Certificate of Deposit
 0.0%  Options
 0.0%  Exchange Traded Fund

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 31.6%

CONSUMER DISCRETIONARY -- 1.8%
   COX Communications
         7.875%, 08/15/09                              $    440     $       494
         7.125%, 10/01/12                                 1,265           1,391
         5.500%, 10/01/15                                   215             209
         4.625%, 06/01/13                                   330             307
   Comcast
         7.050%, 03/15/33 (K)                             1,185           1,315
         6.500%, 01/15/15                                 1,380           1,496
         5.500%, 03/15/11 (K)                             1,830           1,908
   Comcast Cable Communications
         8.375%, 03/15/13                                 2,265           2,744
         6.750%, 01/30/11                                 5,950           6,600
         6.375%, 01/30/06                                   360             373
   Continental Cablevision
         9.000%, 09/01/08                                   710             823
         8.300%, 05/15/06                                   875             933
   DaimlerChrysler
         7.450%, 03/01/27                                   705             758
         7.300%, 01/15/12                                 1,995           2,242
         6.500%, 11/15/13                                 3,370           3,598
   Ford Motor
         7.450%, 07/16/31 (K)                             4,389           4,268
         6.375%, 02/01/29                                 5,500           4,813
   General Motors (K)
         8.375%, 07/15/33                                 5,040           5,130
   Liberty Media
         5.700%, 05/15/13                                   705             706
         3.380%, 09/17/06 (F)                             5,190           5,257

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Limited
         5.250%, 11/01/14                              $  1,200     $     1,178
   News America
         7.300%, 04/30/28                                   475             533
         7.280%, 06/30/28                                   725             811
         5.300%, 12/15/14                                   950             949
   News America Holdings
         7.750%, 01/20/24                                   395             459
   TCI Communications
         7.875%, 02/15/26                                   565             672
   TCI Communications MTN (G)
         8.350%, 02/15/05                                 1,775           1,795
   Target
         5.875%, 03/01/12                                 2,435           2,629
         4.000%, 06/15/13                                   355             337
   Time Warner
         8.375%, 07/15/33                                 2,050           2,561
         8.180%, 08/15/07                                   500             556
         7.700%, 05/01/32                                 5,900           6,987
         7.625%, 04/15/31                                   335             393
         7.570%, 02/01/24                                 1,630           1,874
         6.875%, 05/01/12                                   350             393
   Viacom
         5.625%, 08/15/12                                   550             581
                                                                    -----------
                                                                         68,073
                                                                    -----------

CONSUMER STAPLES -- 0.7%
   Albertsons
         8.000%, 05/01/31                                   405             491
   Altria Group
         7.750%, 01/15/27                                 1,765           1,933
         7.000%, 11/04/13                                 1,770           1,890
   Duty Free International (H) (I) (J)
         7.000%, 07/15/04                                 2,335              23
   General Mills
         6.000%, 02/15/12                                   815             873
         5.125%, 02/15/07                                   800             825
   Kellogg (K)
         2.875%, 06/01/08                                 2,085           2,016
   Kraft Foods
         6.250%, 06/01/12                                   395             429
         5.250%, 10/01/13                                   740             750
   Kroger
         7.500%, 04/01/31                                   710             826
   Nabisco
         7.550%, 06/15/15                                 2,675           3,190
         6.375%, 02/01/05                                 2,665           2,678
   Philip Morris Capital
         7.500%, 07/16/09                                 1,155           1,253
   RJ Reynolds Tobacco Holdings, Ser B
         7.875%, 05/15/09                                 1,630           1,712
         7.750%, 05/15/06                                 3,760           3,939


--------------------------------------------------------------------------------
50      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Safeway
         4.950%, 08/16/10                              $    615     $       620
   Sara Lee
         6.250%, 09/15/11                                   835             919
         3.875%, 06/15/13                                   530             497
                                                                    -----------
                                                                         24,864
                                                                    -----------

ENERGY -- 1.3%
   Alberta Energy
         7.375%, 11/01/31                                   810             947
   Amerada Hess
         7.300%, 08/15/31                                   315             342
   Anadarko Finance, Ser B
         7.500%, 05/01/31                                 2,383           2,875
   Apache
         6.250%, 04/15/12                                   945           1,043
   BP Canada Finance
         3.625%, 01/15/09                                 2,740           2,696
   Centerpoint Energy Resources, Ser B
         7.875%, 04/01/13                                   470             552
   Conoco
         6.950%, 04/15/29                                 4,995           5,719
   Conoco Funding
         7.250%, 10/15/31                                   885           1,050
         6.350%, 10/15/11                                 1,540           1,708
   ConocoPhillips
         5.900%, 10/15/32                                   835             847
         4.750%, 10/15/12                                 2,310           2,330
   Consolidated Natural Gas, Ser A
         5.000%, 03/01/14                                   625             618
   Devon Energy
         7.950%, 04/15/32                                 3,725           4,648
   Devon Financing
         7.875%, 09/30/31                                 1,240           1,527
   El Paso
         6.950%, 06/01/28                                 2,250           1,879
   El Paso MTN (K)
         7.800%, 08/01/31                                 2,100           1,932
         7.750%, 01/15/32                                 3,375           3,105
   Encana
         6.500%, 08/15/34                                   500             532
   Enterprise Products Operations (C)
         5.600%, 10/15/14                                   655             653
         4.000%, 10/15/07                                   800             796
   Enterprise Products Operations, Ser B
         6.875%, 03/01/33                                 1,165           1,199
   Kerr-Mcgee
         7.875%, 09/15/31                                   480             573
         6.950%, 07/01/24                                   800             864
   Occidental Petroleum
         6.750%, 01/15/12                                 1,145           1,286

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Pemex Master Trust
         7.375%, 12/15/14                              $    585     $       638
   Pioneer Natural Resources
         5.875%, 07/15/16                                   540             559
   Tengizchevroil (C)
         6.124%, 11/15/14                                   990             985
   Valero Energy
         6.875%, 04/15/12                                   805             906
   XTO Energy
         7.500%, 04/15/12                                   630             731
         6.250%, 04/15/13                                 3,195           3,463
   YPF Sociedad Anonima MTN, Ser A
         7.750%, 08/27/07                                 3,000           3,255
                                                                    -----------
                                                                         50,258
                                                                    -----------

FINANCIALS -- 20.3%
   ASIF Global Finance (C)
         3.900%, 10/22/08                                 4,700           4,672
         3.850%, 11/26/07                                 1,000           1,001
   Ace INA Holdings
         5.875%, 06/15/14                                   510             512
   Allstate Financial Global Funding (C)
         6.150%, 02/01/06                                 1,800           1,861
   Allstate Life Global Funding MTN (F) (L)
         2.090%, 11/14/05                                 5,335           5,335
   American Express
         4.375%, 07/30/09                                 1,100           1,112
   American Express Bank (F)
         2.220%, 11/21/07                                 3,825           3,823
   Apache Finance Canada
         4.375%, 05/15/15                                 2,980           2,820
   Arch Capital Group
         7.350%, 05/01/34                                 4,525           4,685
   Archstone-Smith Operating Trust
         5.625%, 08/15/14                                   975             997
   Aspen Insurance Holdings (C)
         6.000%, 08/15/14                                   770             763
   Associates
         6.250%, 11/01/08                                   895             969
   Bank One
         7.875%, 08/01/10                                 4,440           5,156
         6.000%, 08/01/08                                 1,000           1,068
         3.700%, 01/15/08                                 3,850           3,841
   Bank of America
         7.400%, 01/15/11 (K)                             3,875           4,475
         6.250%, 04/15/12                                 1,370           1,499
         5.875%, 02/15/09                                 2,355           2,520
         5.250%, 12/01/15                                   955             960
         4.375%, 12/01/10                                   810             808
         3.875%, 01/15/08                                 4,255           4,280
   Bankamerica Capital (F)
         2.640%, 01/15/27                                 1,400           1,351


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      51

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Banponce Trust I, Ser A
         8.327%, 02/01/27                              $  2,410     $     2,621
   Belford Funding MTN (F) (L)
         2.140%, 02/02/05                                21,340          21,340
   Berkshire Hathaway (C)
         3.400%, 07/02/07                                 2,935           2,926
   Boeing Capital
         6.500%, 02/15/12                                   340             378
         6.100%, 03/01/11                                   660             713
         5.800%, 01/15/13                                   315             335
   Bradford & Bingley (F) (L)
         2.196%, 01/07/05                                13,444          13,442
   CCN Bluegrass (F) (L)
         2.207%, 08/18/05                                16,005          16,005
   CIT Group (F) (L)
         1.870%, 12/01/04                                12,804          12,804
   Capital One Bank
         6.700%, 05/15/08                                 1,000           1,081
         6.500%, 06/13/13                                   585             631
         5.125%, 02/15/14                                   285             281
         4.875%, 05/15/08                                 4,520           4,632
   Chase Capital Funding, Ser C (F)
         2.340%, 03/01/27                                   840             790
   Chase Capital, Ser B (F)
         2.660%, 02/01/27                                   500             468
   Citicorp
         7.750%, 06/15/06 (B)                             2,800           2,989
         7.200%, 06/15/07                                   740             802
   Citifinancial
         6.250%, 01/01/08                                 1,350           1,439
   Citigroup
         6.500%, 01/18/11                                 1,120           1,243
         6.200%, 03/15/09                                   300             326
         5.625%, 08/27/12                                   780             826
         5.500%, 08/09/06                                   865             897
         5.000%, 03/06/07                                   915             945
         5.000%, 09/15/14 (C)                             1,266           1,257
         3.625%, 02/09/09                                11,645          11,487
         3.500%, 02/01/08                                 1,510           1,500
         2.000%, 06/09/09 (F)                             2,425           2,431
   Colonial Realty MTN
         6.980%, 09/26/05                                 5,300           5,417
   Countrywide Home Loans MTN, Ser L
         2.875%, 02/15/07                                 2,440           2,395
         2.435%, 02/23/05 (F) (L)                         6,189           6,188
   Countrywide Home Loans MTN,
      Ser M (F) (L)
         2.471%, 08/26/05                                 6,402           6,402
         2.429%, 05/20/05                                 4,268           4,268
         2.030%, 06/23/05                                 8,536           8,535
   Credit Suisse First Boston USA
         4.625%, 01/15/08                                 2,005           2,054

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Danske Bank (C) (F)
         5.914%, 12/29/49                              $  4,000     $     4,193
   Developers Diversified Realty MTN
         7.000%, 03/19/07                                 1,100           1,172
   Dryden Investor Trust (C) (H)
         7.157%, 07/23/08                                 3,101           3,282
   EOP Operating
         7.250%, 06/15/28                                   630             695
         4.750%, 03/15/14                                 1,915           1,831
   Eksportsfinans MTN
         3.375%, 01/15/08                                 4,950           4,918
   Equity One
         3.875%, 04/15/09                                   420             404
   Equity Residential Properties Trust
         6.625%, 03/15/12                                 1,705           1,870
   Farmers Exchange Capital (C)
         7.200%, 07/15/48                                 2,550           2,531
         7.050%, 07/15/28                                 1,563           1,551
   Farmers Insurance Exchange (C)
         8.625%, 05/01/24                                 4,518           5,230
   Five Finance MTN (F) (L)
         2.150%, 09/22/05                                30,303          30,291
   Ford Motor Credit
         7.875%, 06/15/10                                 9,665          10,563
         7.500%, 03/15/05                                   250             253
         7.375%, 02/01/11                                 3,400           3,638
         7.250%, 10/25/11 (K)                             5,446           5,782
         7.000%, 10/01/13                                 1,125           1,174
         6.875%, 02/01/06                                 3,750           3,875
   Ford Motor Credit MTN
         7.750%, 02/15/07                                 4,435           4,773
   GE Capital Franchise MTN
         6.860%, 06/15/07                                 1,100           1,195
   General Electric Capital MTN, Ser A
         5.450%, 01/15/13                                 1,260           1,317
         4.750%, 09/15/14                                 1,220           1,200
         4.250%, 01/15/08                                 7,010           7,104
         3.750%, 12/15/09                                 3,270           3,199
         3.600%, 10/15/08                                 4,170           4,111
         3.450%, 07/16/07                                 1,030           1,026
         2.219%, 07/28/08 (F)                             5,275           5,267
   General Motors Acceptance
         8.000%, 11/01/31                                 5,742           5,754
         7.250%, 03/02/11 (K)                             4,205           4,384
         6.875%, 09/15/11                                10,558          10,769
         6.750%, 12/01/14                                 1,150           1,134
         6.125%, 09/15/06                                   465             478
         6.125%, 02/01/07                                   270             278
         5.625%, 05/15/09 (K)                             1,130           1,125
         4.560%, 12/01/14 (F)                             1,375           1,360
   Goldman Sachs Group
         6.600%, 01/15/12                                 2,630           2,916
         5.000%, 10/01/14                                 3,207           3,154


--------------------------------------------------------------------------------
52      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Greenpoint Financial
         3.200%, 06/06/08                              $  2,140     $     2,084
   HBOS Treasury Services (C)
         3.600%, 08/15/07                                 1,020           1,020
   HSBC Bank
         3.875%, 09/15/09                                 3,625           3,570
         1.980%, 09/21/07 (F)                             2,575           2,575
   HSBC Finance
         6.750%, 05/15/11                                   155             173
   Harrier Finance Funding MTN,
      Ser 1 (F) (L)
         1.886%, 06/15/05                                18,566          18,561
   Healthcare Realty Trust
         5.125%, 04/01/14                                 1,650           1,601
   Household Finance
         8.000%, 07/15/10                                 2,330           2,728
         7.000%, 05/15/12                                 3,125           3,545
         6.375%, 11/27/12                                   365             401
         5.875%, 02/01/09                                 2,675           2,849
         4.125%, 12/15/08 (K)                             3,605           3,605
         4.125%, 11/16/09                                   870             860
   Irish Life & Permanent MTN,
      Ser X (F) (L)
         2.155%, 12/22/05                                19,846          19,843
   Istar Financial, Ser B
         4.875%, 01/15/09                                   405             409
   JP Morgan Capital Trust II
         7.950%, 02/01/27                                   180             195
   JP Morgan Chase
         6.750%, 02/01/11                                 2,183           2,434
         5.750%, 01/02/13 (K)                             3,670           3,850
         5.250%, 05/30/07                                   375             390
         5.125%, 09/15/14                                 4,225           4,208
         4.000%, 02/01/08                                 1,225           1,230
         3.625%, 05/01/08                                 1,315           1,303
   Korea Development Bank
         4.250%, 11/13/07                                   560             566
   Lakeside Funding (F) (L)
         2.276%, 12/08/04                                27,255          27,255
   Lehman Brothers
         7.000%, 02/01/08                                 2,765           3,010
   Liberty Light US Capital (F) (L)
         2.075%, 01/14/05                                10,670          10,670
         2.070%, 02/09/05                                10,670          10,669
   Loews
         7.000%, 10/15/23                                 1,950           1,962
   MBNA America Bank
         4.625%, 08/03/09                                   930             942
   Marsh & Mclennan
         6.250%, 03/15/12                                 1,790           1,831
   Massmutual Global Funding II (C)
         2.550%, 07/15/08                                 2,570           2,453
   Merrill Lynch
         7.430%, 09/01/22                                    22              23

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Merrill Lynch MTN, Ser B
         3.375%, 09/14/07                              $  1,650     $     1,637
   Merrill Lynch MTN, Ser C
         5.000%, 01/15/15                                   860             846
         4.125%, 09/10/09                                 1,510           1,497
   Met Life Global Funding (C)
         4.750%, 06/20/07                                   800             819
         4.250%, 07/30/09                                   750             749
   Monumental Global Funding II (C)
         4.375%, 07/30/09                                 1,575           1,575
   Morgan Stanley
         5.300%, 03/01/13                                 2,500           2,550
         4.750%, 04/01/14                                 2,238           2,158
   Morgan Stanley, Ser EXL (F) (L)
         2.039%, 12/04/05                                 4,268           4,268
   NB Capital Trust IV
         8.250%, 04/15/27                                 4,655           5,077
   National City Bank
         3.375%, 10/15/07                                 2,110           2,094
         3.300%, 05/15/07                                   700             698
   NationsBank Capital Trust (F)
         2.620%, 01/15/27                                 5,080           4,862
   Nationwide Building Society
         3.500%, 07/31/07 (C)                             2,700           2,686
         1.953%, 10/28/05 (F) (L)                        10,670          10,671
   Nationwide Mutual Insurance (C)
         8.250%, 12/01/31                                 2,000           2,387
         6.600%, 04/15/34 (K)                             5,263           5,078
   New York Life Global Funding (C)
         3.875%, 01/15/09                                 2,550           2,519
   Odyssey Re Holdings
         7.650%, 11/01/13                                 3,620           3,926
   PNC Funding
         5.250%, 11/15/15                                   945             946
   Pacific Life Global Funding (F) (L)
         2.090%, 11/14/05                                16,005          16,005
   Permanent Financing PLC, Ser 2A (F)
         4.200%, 06/10/07                                10,800          10,907
   Premium Asset Trust (F) (L)
         2.170%, 12/15/05                                29,876          29,876
   Prime Property Funding (C)
         5.600%, 06/15/11                                 3,380           3,479
   Progress Capital Holdings MTN
         6.750%, 12/10/07                                 3,000           3,267
   Protective Life MTN
         3.700%, 11/24/08                                 1,500           1,488
   RBS Capital Trust I (F)
         4.709%, 12/29/49                                   570             547
   Rabobank Capital (C) (F)
         5.260%, 12/29/49                                   500             505
   Rouse
         5.375%, 11/26/13                                 1,315           1,240
         3.625%, 03/15/09                                   705             657


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      53

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Royal Bank of Scotland
         5.000%, 11/12/13                              $    495     $       498
   Royal Bank of Scotland Group PLC,
      Ser 2
         8.817%, 03/31/49                                 3,875           3,948
   SLM MTN, Cl X (F) (L)
         2.150%, 12/20/05                                37,345          37,345
   SLM MTN
         3.625%, 03/17/08                                 1,735           1,719
   SLM MTN, Ser A
         5.000%, 10/01/13                                 1,521           1,518
   Saturn Ventures (F) (L)
         2.143%, 02/07/05                                10,670          10,670
   Sigma Finance MTN (F) (L)
         1.989%, 01/04/05                                12,804          12,804
   Simon Property Group
         4.900%, 01/30/14                                   645             624
   SunTrust Bank
         4.000%, 10/15/08                                 1,390           1,396
         3.625%, 10/15/07                                 2,105           2,096
         1.910%, 06/02/09 (F)                             1,350           1,350
   TIAA Global Markets (C)
         3.875%, 01/22/08                                 1,625           1,632
   Toyota Motor Credit
         2.875%, 08/01/08                                 1,970           1,908
   U.S. Trust (F) (L)
         2.212%, 09/12/05                                21,340          21,340
   UBS Preferred Funding Trust I (F)
         8.622%, 10/29/49                                   410             493
   US Bancorp MTN, Ser N
         3.950%, 08/23/07                                   250             251
         3.125%, 03/15/08                                 1,520           1,488
   US Bank
         2.870%, 02/01/07                                   720             713
         2.400%, 03/12/07                                 1,425           1,395
         2.036%, 10/01/07 (F)                             5,475           5,472
   USAA Capital MTN, Ser B (C)
         4.000%, 12/10/07                                 1,500           1,515
   Wachovia
         6.300%, 04/15/28 (F)                             1,520           1,628
         4.800%, 11/01/14                                 1,525           1,494
         3.625%, 02/17/09                                   975             959
   Washington Mutual
         4.000%, 01/15/09                                 1,825           1,809
   Washington Mutual Bank
         5.125%, 01/15/15                                   685             670
         2.310%, 08/18/05 (F) (L)                        21,340          21,340
   Wells Fargo
         7.800%, 06/15/10 (F)                               450             461
         5.000%, 11/15/14 (K)                             2,935           2,924
         4.538%, 06/25/34 (F)                             8,612           8,454
   Western & Southern Financial (C)
         5.750%, 07/15/33                                   105             100

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Westfield Capital (C)
         4.375%, 11/15/10                              $  3,900     $     3,823
   White Pine Finance (F) (L)
         2.096%, 03/11/05                                 5,335           5,334
         2.026%, 11/01/05                                 9,390           9,387
   XL Capital
         6.375%, 11/15/24                                   705             706
   Zions Bancorp
         6.000%, 09/15/15                                 1,105           1,163
                                                                    -----------
                                                                        770,409
                                                                    -----------

HEALTH CARE -- 0.3%
   Boston Scientific
         5.450%, 06/15/14                                   640             657
   Bristol-Myers Squibb
         6.875%, 08/01/97                                   425             470
         5.750%, 10/01/11                                 2,510           2,660
   HCA (K)
         5.750%, 03/15/14                                 6,320           6,052
   Merck
         4.375%, 02/15/13                                 1,225           1,179
   Tenet Healthcare (K)
         7.375%, 02/01/13                                   221             215
   Wyeth
         6.950%, 03/15/11                                   570             636
         6.500%, 02/01/34                                   220             229
         6.450%, 02/01/24                                   705             730
                                                                    -----------
                                                                         12,828
                                                                    -----------

INDUSTRIALS -- 2.6%
   Air 2 US (C)
         8.027%, 10/01/19                                 4,313           3,658
   America West Airlines, Ser 99-1
         7.930%, 01/02/19                                 5,934           6,409
   American Airlines, Ser 01-2 (K)
         7.858%, 10/01/11                                 2,000           2,061
   American Airlines, Ser 99-1 (K)
         7.024%, 10/15/09                                 2,320           2,367
   Burlington North Santa Fe
         7.290%, 06/01/36                                 1,010           1,200
   Canadian National Railways
         7.375%, 10/15/31                                 1,370           1,642
         6.900%, 07/15/28                                   150             167
   Caterpillar MTN, Ser F (F) (L)
         2.180%, 07/11/05                                10,670          10,670
   Citicorp Lease
         7.220%, 06/15/05                                 3,941           4,025
   Continental Airlines, Ser 00-1
         8.048%, 11/01/20                                   943             928
   Continental Airlines, Ser 00-2
         7.707%, 04/02/21                                 2,043           2,001
         7.487%, 10/02/10                                 1,270           1,266


--------------------------------------------------------------------------------
54      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Continental Airlines, Ser 02-1
         6.563%, 02/15/12                              $  1,400     $     1,500
   Continental Airlines, Ser 971A
         7.461%, 04/01/15                                   304             293
   Continental Airlines, Ser 974A (K)
         6.900%, 01/02/18                                 5,617           5,503
   Continental Airlines, Ser 99-2 (K)
         7.256%, 03/15/20                                   944             940
   Delta Airlines, Ser 02-1, Cl G-1
         6.718%, 01/02/23                                 4,455           4,632
   Delta Airlines, Ser 02-1, Cl G-2
         6.417%, 07/02/12                                 3,740           3,895
   Delta Airlines, Ser 2001-1, Cl A2 (K)
         7.111%, 09/18/11                                   480             463
   Delta Airlines, Ser 2000-1, Cl A2 (K)
         7.570%, 11/18/10                                 1,720           1,646
   Eastman Kodak
         7.250%, 11/15/13                                 1,685           1,816
   General Electric
         5.000%, 02/01/13                                 2,085           2,117
   HCA
         6.375%, 01/15/15                                   895             887
   Hughes Supply (C)
         5.500%, 10/15/14                                   500             487
   Lockheed Martin (K)
         8.500%, 12/01/29                                 2,720           3,621
   Norfolk Southern
         7.050%, 05/01/37                                 1,140           1,302
   Northrop Grumman (K)
         7.750%, 02/15/31                                   590             731
   Northwest Airlines, Ser 2001-1,
      Cl A-1 (K)
         7.041%, 04/01/22                                 1,832           1,811
   Ohana Military LLC, Ser 04I
         6.193%, 04/01/49                                   750             769
   Raytheon
         6.000%, 12/15/10                                    18              19
         5.500%, 11/15/12                                    40              42
         5.375%, 04/01/13                                   405             418
         4.500%, 11/15/07                                   208             213
   TXU (C)
         5.550%, 11/15/14                                 1,555           1,531
         4.800%, 11/15/09                                 2,500           2,495
   Tyco International Group
         7.000%, 06/15/28                                 1,775           2,004
         6.875%, 01/15/29                                 5,420           6,080
         6.375%, 10/15/11 (K)                             5,390           5,928
         6.000%, 11/15/13                                 1,945           2,094
   US Airways, Cl B (H) (I)
         7.500%, 04/15/08                                 3,348              --
   United Technologies
         6.500%, 06/01/09                                 1,670           1,835

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Waste Management
         7.375%, 05/15/29                              $    895     $     1,020
         7.125%, 12/15/17                                 4,840           5,499
         7.100%, 08/01/26                                 1,375           1,517
                                                                    -----------
                                                                         99,502
                                                                    -----------

INFORMATION TECHNOLOGY -- 0.1%
   Electronic Data Systems (K)
         7.125%, 10/15/09                                 2,380           2,558
                                                                    -----------

MATERIALS -- 0.2%
   Codelco (C)
         4.750%, 10/15/14                                   900             867
   International Paper
         5.500%, 01/15/14                                 2,265           2,309
   Lubrizol
         5.500%, 10/01/14                                   680             671
   MeadWestavaco (K)
         6.850%, 04/01/12                                 1,070           1,200
   Weyerhaeuser
         7.375%, 03/15/32                                   850             983
         6.750%, 03/15/12                                   760             852
                                                                    -----------
                                                                          6,882
                                                                    -----------

REGIONAL AGENCIES -- 1.2%
   Aid-Israel
         5.500%, 09/18/23                                 5,950           6,081
   Quebec Province
         5.000%, 07/17/09                                   990           1,028
   Russian Federation (G)
         5.000%, 03/31/30                                11,210          11,197
   United Mexican States
         8.375%, 01/14/11                                 6,140           7,153
         8.125%, 12/30/19                                   405             463
   United Mexican States MTN
         6.375%, 01/16/13                                 2,130           2,226
   United Mexican States MTN, Ser A
         8.000%, 09/24/22                                 2,290           2,553
         7.500%, 04/08/33                                13,369          13,931
         6.750%, 09/27/34                                   425             404
                                                                    -----------
                                                                         45,036
                                                                    -----------

TELECOMMUNICATION SERVICES -- 1.3%
   AT&T Wireless Services
         8.125%, 05/01/12                                 1,255           1,502
         7.350%, 03/01/06                                 2,000           2,099
   BellSouth
         6.550%, 06/15/34                                   450             472
         4.750%, 11/15/12                                 1,300           1,289
         4.200%, 09/15/09                                   920             916
   British Telecommunications PLC
         8.375%, 12/15/10                                 1,310           1,560


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      55

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Deutsche Telekom International
         8.750%, 06/15/30                              $  2,046     $     2,627
         5.250%, 07/22/13                                 2,135           2,165
   France Telecom
         8.500%, 03/01/11                                 1,796           2,131
         7.950%, 03/01/06                                 1,265           1,334
   New England Telephone & Telegraph
         7.875%, 11/15/29                                 1,175           1,388
   New Jersey Bell Telephone
         7.850%, 11/15/29                                   740             871
   SBC Communications
         6.450%, 06/15/34                                   255             263
         5.100%, 09/15/14                                 1,850           1,833
         4.125%, 09/15/09                                   410             406
   Sprint Capital
         8.750%, 03/15/32                                   475             612
         8.375%, 03/15/12                                 1,900           2,295
         7.625%, 01/30/11                                   760             876
         7.125%, 01/30/06                                 2,300           2,400
         6.000%, 01/15/07                                 1,570           1,644
         4.780%, 08/17/06 (G)                             9,025           9,205
   Telecom Italia Capital
         6.000%, 09/30/34 (C)                             1,775           1,689
         5.250%, 11/15/13                                 1,900           1,898
         4.950%, 09/30/14 (C)                             1,645           1,589
         4.000%, 01/15/10 (C)                               500             486
   Telefonica Europe
         7.750%, 09/15/10                                   775             902
   Verizon Global Funding
         7.750%, 12/01/30                                   575             691
         7.250%, 12/01/10                                   800             914
         6.875%, 06/15/12                                   465             525
   Verizon Maryland
         5.125%, 06/15/33                                   315             271
   Verizon Maryland, Ser A
         6.125%, 03/01/12                                    70              75
   Verizon New Jersey, Ser A
         5.875%, 01/17/12                                   325             343
   Verizon New York, Ser A
         6.875%, 04/01/12                                 1,435           1,587
   Verizon Pennsylvania, Ser A
         5.650%, 11/15/11                                    45              47
   Vodafone Group
         5.000%, 12/16/13                                   955             958
                                                                    -----------
                                                                         49,863
                                                                    -----------

UTILITIES -- 1.8%
   American Electric Power, Ser C
         5.375%, 03/15/10                                   535             556
   Arizona Public Services
         8.000%, 12/30/15                                   890             985

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Cleveland Electric Illumination
         5.650%, 12/15/13                              $    330     $       338
   Cogentrix Energy (C)
         8.750%, 10/15/08                                 6,200           7,182
   Conectiv MTN, Ser A
         6.730%, 06/01/06                                   710             714
   Dominion Resources
         5.700%, 09/17/12 (K)                             3,690           3,853
         4.125%, 02/15/08                                   250             251
   Dominion Resources, Ser D
         5.125%, 12/15/09                                 1,525           1,569
   Duke Energy
         6.250%, 01/15/12                                 1,210           1,308
         5.625%, 11/30/12                                 1,405           1,463
   El Paso Electric, Ser E
         9.400%, 05/01/11                                 2,315           2,573
   Exelon
         6.750%, 05/01/11                                   310             344
   FPL Energy (C)
         6.639%, 06/20/23                                 5,501           5,790
   FirstEnergy, Ser A
         5.500%, 11/15/06                                 2,050           2,115
   FirstEnergy, Ser B
         6.450%, 11/15/11                                 1,225           1,316
   FirstEnergy, Ser C
         7.375%, 11/15/31                                 7,035           7,782
   Hydro-Quebec, Ser JL
         6.300%, 05/11/11                                 1,050           1,160
   Ohio Edison
         5.450%, 05/01/15                                   200             199
   Oncor Electric Delivery
         6.375%, 01/15/15                                   460             501
   Pacific Gas & Electric
         6.050%, 03/01/34                                 5,070           5,110
         2.720%, 04/03/06 (F)                               932             933
   Pinnacle West Capital (F)
         2.960%, 11/01/05                                 2,800           2,800
   Power Contract Financing (C)
         5.200%, 02/01/06                                 3,777           3,817
   Progress Energy
         7.750%, 03/01/31                                 1,810           2,113
   Public Service
         7.875%, 10/01/12                                   805             966
   SP Powerassets (C)
         5.000%, 10/22/13                                   150             151
   Sonat
         7.625%, 07/15/11                                 2,880           2,930
   Southern California Edison
         8.000%, 02/15/07                                 2,145           2,346
   TXU Energy
         7.000%, 03/15/13                                   460             509
         2.838%, 01/17/06 (C) (F)                         1,510           1,513
   Virginia Electric & Power, Ser A
         5.750%, 03/31/06                                 1,325           1,366


--------------------------------------------------------------------------------
56      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Williams
         8.750%, 03/15/32                              $  2,840     $     3,280
         7.750%, 06/15/31                                   740             775
   Williams, Ser A (K)
         7.500%, 01/15/31                                   310             321
                                                                    -----------
                                                                         68,929
                                                                    -----------

Total Corporate Obligations
   (Cost $1,181,384) ($ Thousands)                                    1,199,202
                                                                    -----------

U.S. TREASURY OBLIGATIONS -- 26.9%
   U.S. Treasury Bonds
         12.000%, 08/15/13 (K)                            7,480           9,671
         10.375%, 11/15/12 (K)                           11,540          13,813
         8.875%, 08/15/17 (K)                             3,800           5,323
         8.750%, 05/15/17 (K)                            29,260          40,543
         8.500%, 02/15/20 (K)                             7,325          10,182
         8.125%, 08/15/19 (K)                            21,263          28,599
         7.125%, 02/15/23                                 4,842           6,063
         6.750%, 08/15/26 (K)                            15,420          18,820
         6.250%, 08/15/23 (K)                             9,585          10,998
         6.250%, 05/15/30                                   300             350
         6.125%, 11/15/27 (K)                            25,627          29,228
         6.000%, 02/15/26 (K)                            10,725          12,017
         5.500%, 08/15/28 (K)                             3,590           3,791
         5.375%, 02/15/31 (K)                           107,704         113,358
         4.250%, 01/15/10 (D) (K)                         2,561           2,977
         3.875%, 04/15/29 (D)                             7,005           9,254
         3.625%, 04/15/28 (D) (K)                        29,460          37,247
         3.375%, 01/15/07 to 01/15/12 (D)                 1,935           2,079
         2.375%, 01/15/25 (D) (K)                        23,939          24,790
         0.875%, 04/15/10 (D)                            15,852          15,714
   U.S. Treasury Notes
         6.500%, 10/15/06 (K)                               330             351
         5.750%, 08/15/10                                   970           1,064
         4.750%, 05/15/14 (K)                             1,450           1,495
         4.250%, 08/15/13 to 11/15/14 (K)                57,439          57,083
         4.000%, 06/15/09 (K)                            25,810          26,195
         3.625%, 07/15/09 (K)                               540             539
         3.500%, 08/15/09 to 11/15/09 (K)                74,616          73,984
         3.375%, 10/15/09 (K)                            45,735          45,086
         3.250%, 08/15/08 (K)                            17,750          17,631
         3.125%, 09/15/08 to 10/15/08 (K)                 2,340           2,311
         3.000%, 11/15/07 (K)                           128,275         127,313
         2.750%, 08/15/07 (K)                             6,500           6,423
         2.500%, 09/30/06 (K)                            85,013          84,292
         2.500%, 05/31/06 to 10/31/06                    68,797          68,230
         2.375%, 08/31/06                                10,554          10,451
         2.000%, 07/15/14 (D) (K)                        39,922          40,855
         1.875%, 07/15/13 (D) (K)                         4,734           4,836
         1.625%, 02/28/06 (K)                            47,089          46,431

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   U.S. Treasury STRIPS (A) (K)
         5.753%, 11/15/21                              $ 23,570     $     9,741
         5.486%, 02/15/23                                10,290           3,956
                                                                    -----------

Total U.S. Treasury Obligations
   (Cost $1,012,627) ($ Thousands)                                    1,023,084
                                                                    -----------

ASSET-BACKED SECURITIES -- 24.8%

AUTOMOTIVE -- 2.2%
   AESOP Funding, Ser 1998-1, Cl A
         6.140%, 05/20/06                                 2,500           2,525
   AESOP Funding, Ser 2003-4A, Cl A1 (F)
         2.370%, 08/20/07                                12,000          12,004
   Americredit Automobile Receivables
      Trust, Ser 2002-1, Cl A3
         4.230%, 10/06/06                                 1,393           1,396
   Americredit Automobile Receivables
      Trust, Ser 2002-A, Cl A3 (F)
         2.261%, 10/12/06                                 1,014           1,014
   Americredit Automobile Receivables
      Trust, Ser 2003-BX, Cl A2A
         1.550%, 11/06/06                                   523             523
   Capital Auto Receivables Asset Trust,
      Ser 2002-2, Cl A4
         4.500%, 10/15/07                                 9,315           9,385
   Capital Auto Receivables Asset Trust,
      Ser 2002-3, Cl A3
         3.580%, 10/16/06                                10,225          10,275
   Capital Auto Receivables Asset Trust,
      Ser 2004-1, Cl A3
         2.000%, 11/15/07                                 3,251           3,204
   Chase Manhattan Auto Owner Trust,
      Ser 2004-A, Cl A3
         2.080%, 05/15/08                                 3,790           3,741
   Chesapeake Funding, Ser 2003-1,
      Cl A1 (F)
         2.311%, 08/07/08                                11,000          11,007
   DaimlerChrysler Auto Trust,
      Ser 2004-B, Cl A3
         3.180%, 09/08/08                                 2,041           2,040
   DaimlerChrysler Master Owner Trust,
      Ser 2002-A, Cl A (F)
         2.160%, 05/15/07                                 3,180           3,180
   Drivetime Auto Owner Trust (L)
         2.100%, 07/15/05                                 1,687           1,687
   Drivetime Auto Owner Trust (F) (L)
         2.148%, 11/15/05                                 4,506           4,506
   Drivetime Auto Owner Trust,
      Ser 2003-B, Cl A2
         1.347%, 04/17/06                                 1,109           1,106
   Ford Credit Auto Owner Trust,
      Ser 2002-D, Cl A4B (F)
         2.220%, 11/15/06                                13,000          13,008


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      57

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   USAA Auto Owner Trust,
      Ser 2004-3, Cl A3
         3.160%, 02/17/09                              $  1,145     $     1,140
   Whole Auto Loan Trust,
      Ser 2003-1, Cl A4
         2.580%, 03/15/10                                 1,417           1,397
   Whole Auto Loan Trust,
      Ser 2004-1, Cl A4
         3.260%, 03/15/11                                 1,782           1,764
                                                                    -----------
                                                                         84,902
                                                                    -----------

CREDIT CARDS -- 3.0%
   American Express Credit Account Master,
      Ser 2004-3, Cl A
         4.350%, 12/15/11                                 1,339           1,358
   Chase Credit Card Master Trust,
      Ser 2001-1, Cl A
         2.240%, 06/16/08                                10,550          10,566
   Chase Issuance Trust,
      Ser 2004-A9, Cl A9
         3.220%, 06/15/10                                 7,925           7,828
   Citibank Credit Card Issuance Trust,
      Ser 2000-A1, Cl A1
         6.900%, 10/15/07                                 7,175           7,418
   Citibank Credit Card Issuance Trust,
      Ser 2000-A3, Cl A3
         6.875%, 11/16/09                                 2,273           2,478
   Citibank Credit Card Issuance Trust,
      Ser 2002-A5, Cl A5 (F)
         1.920%, 09/17/07                                21,915          21,917
   Citibank Credit Card Issuance Trust,
      Ser 2003-A10, Cl A10
         4.750%, 12/10/15                                 2,515           2,509
   Citibank Credit Card Issuance Trust,
      Ser 2003-A6, Cl A6
         2.900%, 05/17/10                                 8,130           7,902
   Citibank Credit Card Issuance Trust,
      Ser 2004-A1, Cl A1
         2.550%, 01/20/09                                11,612          11,412
   Citibank Credit Card Issuance Trust,
      Ser 2004-A4, Cl A4
         3.200%, 08/24/09                                 9,950           9,852
   Citibank OMNI Master Trust,
      Ser 2002-4, Cl A (F)
         2.230%, 08/18/09                                 8,639           8,645
   MBNA Credit Card Master Note Trust,
      Ser 2003-A6, Cl A6
         2.750%, 10/15/10                                 5,750           5,565
   MBNA Credit Card Master Note Trust,
      Ser 2004-A4, Cl A4
         2.700%, 09/15/09                                 7,075           6,954

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Metris Master Trust,
      Ser 2000-1, Cl A (F)
         2.440%, 08/20/08                              $  5,414     $     5,405
   Metris Master Trust,
      Ser 2000-3, Cl A (F)
         2.400%, 09/21/09                                 2,455           2,449
   Metris Master Trust,
      Ser 2004-2, Cl A
         2.200%, 10/20/10                                 1,485           1,485
   Providian Gateway Master Trust,
      Ser 2004-FA, Cl A
         3.650%, 11/15/11                                 1,680           1,662
                                                                    -----------
                                                                        115,405
                                                                    -----------

MORTGAGE RELATED SECURITIES -- 19.0%
   ABS Home Equity Loan Trust,
      Ser 2001-HE3, Cl A1 (F)
         2.370%, 11/15/31                                 1,197           1,198
   AFC Home Equity Loan Trust,
      Ser 2000-1, Cl 2A (F)
         2.420%, 03/25/30                                 8,115           8,094
   ARSI, Ser 2004-W5, Cl AF1 (F)
         2.290%, 04/25/34                                 4,395           4,395
   Advanta Mortgage Loan Trust,
      Ser 1998-3, Cl A2 (F)
         2.480%, 09/25/28                                   431             432
   Aire Valley Mortgages (F) (L)
         2.140%, 09/20/05                                13,658          13,658
   Ameriquest Mortgage Securities,
      Ser 2004-R12, Cl A3
         2.630%, 01/25/35                                   854             854
   Amortizing Residential Collateral Trust
      CMO, Ser 2002-BC1, Cl A (F)
         2.520%, 01/25/32                                 2,175           2,178
   Asset Securitization, Ser 1996-D2, Cl A1
         6.920%, 02/14/29                                 6,462           6,687
   Banc of America Commercial Mortgage,
      Ser 2004-5, Cl A3
         4.561%, 11/10/41                                 5,370           5,397
   Bank of America Mortgage Securities,
      Ser 2003-1, Cl 2A4
         5.000%, 02/25/18                                 7,146           7,188
   Bank of America Mortgage Securities,
      Ser 2004-5, Cl 4A1
         5.000%, 06/25/19                                 3,016           3,049
   Bank of America Mortgage Securities,
      Ser 2004-6, Cl 4A1
         5.000%, 07/25/19                                 3,275           3,231
   BankBoston Home Equity Loan Trust,
      Ser 1998-2, Cl A5
         6.140%, 02/25/19                                     4               4


--------------------------------------------------------------------------------
58      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Bear Stearns Asset-Backed Securities,
      Ser 2001-A, Cl AI4
         6.820%, 02/15/31                              $  3,684     $     3,770
   Blue Heron Funding (F) (L)
         2.211%, 02/23/05                                21,340          21,340
         2.170%, 03/18/05                                 9,603           9,603
   CDC Mortgage Capital Trust,
      Ser 2003-HE2, Cl A (F)
         2.530%, 10/25/33                                 5,613           5,614
   CIGNA CBO, Ser 1996-1, Cl A2
         6.460%, 11/15/08                                 7,370           7,554
   CSFB, Ser 1997-C2, Cl AX IO (F)
         1.359%, 01/17/35                                25,630             750
   CSFB, Ser 1998-C2, Cl A2
         6.300%, 11/11/30                                 5,490           5,924
   CSFB, Ser 2001-MH29, Cl A
         5.600%, 09/25/31                                 1,809           1,798
   Chase Commercial Mortgage Securities,
      Ser 2000-1, Cl A2
         7.757%, 04/15/32                                 2,390           2,706
   Chase Funding Mortgage Loan,
      Ser 2002-1, Cl 2A2 (F)
         2.430%, 03/25/32                                 4,148           4,156
   Chase Funding Net Interest Margin,
      Ser 2003-C1A, Cl NOTE
         6.750%, 03/27/36                                   200             201
   Cheyne High Grade (F) (L)
         2.280%, 11/10/05                                12,271          12,271
   Citi Group Home Equity Loan Trust,
      Ser 2002-1, Cl AF4
         5.970%, 03/25/29                                 5,914           5,957
   Commercial Mortgage Pass-through
      Certificate, Ser 2004-LB4A, Cl A2
         4.049%, 10/15/37                                 2,676           2,655
   Commercial Mortgage, Ser 2000-C1,
      Cl A2
         7.416%, 08/15/33                                 3,990           4,521
   Commodore (F) (L)
         1.970%, 12/12/38                                 6,402           6,402
   Conseco Finance Home Loan Trust,
      Ser 2000-E, Cl M1
         8.130%, 08/15/31                                 5,600           5,613
   Conseco Finance Securitization,
      Ser 2000-4, Cl A5
         7.970%, 05/01/32                                 2,800           2,291
   Conseco Finance Securitization,
      Ser 2000-4, Cl A6
         8.310%, 05/01/32                                   950             798
   Conseco Finance, Ser 2001-A,
      Cl IIB1
         10.300%, 03/15/32                                2,800           2,984
   Contimortgage Home Equity Loan Trust,
      Ser 1997-3, Cl A9
         7.120%, 08/15/28                                   471             477

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Contimortgage Home Equity Loan Trust,
      Ser 1997-5, Cl A6
         6.870%, 03/15/24                              $    794     $       817
   Contimortgage Home Equity Loan,
      Ser 1997-2, Cl A9
         7.090%, 04/15/28                                   358             369
   Countrywide Alternative Loan Trust,
      Ser 2004-27CB, Cl A1
         6.000%, 12/25/34                                 7,300           7,478
   Countrywide Alternative Loan Trust,
      Ser 2004-2CB, Cl 4A1
         5.000%, 03/25/19                                 3,604           3,514
   Countrywide Alternative Loan Trust,
      Ser 2004-J1, Cl 1A1
         6.000%, 02/25/34                                 2,412           2,448
   Countrywide Alternative Loan Trust,
      Ser 2004-J6, Cl 2A1
         6.500%, 11/25/31                                10,182          10,516
   Countrywide Asset-Backed Certificates,
      Ser 2001-BC3, Cl A (F)
         2.420%, 12/25/31                                   308             308
   Countrywide Asset-Backed Certificates,
      Ser 2003-C2, Cl 2A1 (F)
         2.480%, 06/25/33                                10,942          10,944
   Countrywide Asset-Backed Certificates,
      Ser 2004-11, Cl A2
         2.561%, 03/25/33                                 1,488           1,488
   Countrywide Asset-Backed Certificates,
      Ser 2004-3N, Cl NOTE (F)
         2.380%, 05/25/09                                 4,503           4,503
   Countrywide Asset-Backed Certificates,
      Ser 2004-6, Cl 2A2
         2.500%, 08/25/32                                 1,192           1,192
   Countrywide Home Equity Loan Trust,
      Ser 1999-A, Cl CTFS (F)
         2.420%, 04/15/25                                 2,144           2,145
   Countrywide Home Equity Loan Trust,
      Ser 2001-A, Cl A (F)
         2.340%, 04/15/27                                 3,903           3,901
   Countrywide Home Equity Loan Trust,
      Ser 2004-K, Cl A2
         2.400%, 02/15/34                                10,603          10,603
   Criimi Mae Commercial Mortgage,
      Ser 1998-C1, Cl A2
         7.000%, 06/02/33                                 4,200           4,514
   DLJ Commercial Mortgage,
      Ser 1999-CG1, Cl A1B
         6.460%, 03/10/32                                 3,175           3,461
   DLJ Commercial Mortgage,
      Ser 1999-CG2, Cl A1B
         7.300%, 06/10/32                                 3,600           4,045
   DSLA Mortgage Loan Trust,
      Ser 2004-AR1, Cl A2A
         2.540%, 09/19/44                                11,951          11,977


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      59

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   DSLA Mortgage Loan Trust,
      Ser 2004-AR2, Cl A2B
         2.530%, 11/19/44                              $ 14,951     $    14,951
   Davis Square Funding (F) (L)
         2.091%, 04/06/05                                10,670          10,670
         2.091%, 05/06/05                                10,670          10,670
   Delta Funding Home Equity Loan,
      Ser 1999-3, Cl A1A (F)
         2.510%, 09/15/29                                 1,179           1,182
   Deutsche Mortgage & Asset
      Receiving, Ser 1998-C1, CL A2
         6.538%, 06/15/31                                 9,357           9,966
   Duke Funding (F) (L)
         2.115%, 04/08/05                                10,670          10,670
   EMC Mortgage Loan Trust,
      Ser 2002-AA, Cl A1 (F)
         2.650%, 05/25/39                                 3,220           3,229
   EQCC Trust, Ser 2002-1, Cl 2A (F)
         2.480%, 11/25/31                                 1,571           1,574
   Equity One, Ser 2002-2, Cl AF3
         5.773%, 10/25/32                                 6,571           6,704
   Equivantage Home Equity Loan Trust,
      Ser 1997-2, Cl A3 (F)
         7.775%, 07/25/28                                   791             789
   First Horizon, Ser 2004-HE2, Cl A (F)
         2.400%, 02/25/34                                 9,586           9,569
   First Union-Lehman Brothers,
      1997-C2, Cl IO (F)
         1.431%, 11/18/29                                 1,371              64
   First Union National Bank,
      Ser 2000-C2, Cl A2
         7.202%, 10/15/32                                 1,930           2,199
   Fleet Home Equity Trust,
      Ser 2001-1, Cl A (F)
         2.350%, 05/20/31                                   457             455
   GE Capital Commercial Mortgage,
      Ser 2004-C2, Cl A1
         3.111%, 03/10/40                                   454             447
   GE Capital Mortgage Services,
      Ser 1997-HE3, Cl A6
         6.720%, 10/25/27                                 1,601           1,598
   GMAC Commercial Mortgage Securities,
      Ser 1999-C2, Cl A2
         6.945%, 09/15/33                                 4,100           4,539
   GMAC Commercial Mortgage Securities,
      Ser 1999-C3, Cl A2
         7.179%, 08/15/36                                 5,017           5,600
   GMAC Commercial Mortgage Securities,
      Ser 2000-C2, Cl A2
         7.455%, 08/16/33                                 5,180           5,941

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   GMAC Commercial Mortgage Securities,
      Ser 2003-FL1A, Cl A (F)
         2.451%, 03/11/15                              $    698     $       698
   GMAC Mortgage Corporation Loan Trust,
      Ser 2004-HE5, Cl A1
         2.321%, 09/25/34                                10,500          10,500
   GMAC Mortgage Corporation Loan Trust,
      Ser 2004-HE5, Cl A2
         3.685%, 09/25/34                                   854             851
   Green Tree Financial, Ser 1996-5, Cl A6
         7.750%, 07/15/27                                 1,631           1,763
   Green Tree Financial, Ser 1998-6, Cl A6
         6.270%, 06/01/30                                 1,296           1,329
   Greenwich Capital Commercial Funding,
      Ser 2004-GG1, Cl A7
         5.317%, 06/10/36                                 2,685           2,767
   GS Mortgage Securities, Ser 2004-C1,
      Cl A1
         3.659%, 10/10/28                                   589             581
   GSAMP Trust, Ser 2003-SEA, Cl A1 (F)
         2.580%, 02/25/33                                 6,818           6,828
   GSAMP Trust, Ser 2004-AHL, Cl A2B
         2.531%, 08/25/34                                   823             822
   Harborview Mortgage Loan Trust,
      Ser 2004-8, Cl 2A4A
         2.530%, 11/19/34                                12,099          12,099
   Harwood (L) (F)
         2.190%, 09/20/05                                27,102          27,102
   IMPAC CMB Trust, CMO,
      Ser 2002-2, Cl A1 (F)
         2.460%, 08/25/32                                 3,082           3,083
   IMPAC CMB Trust, Ser 2002-5, Cl A1 (F)
         2.550%, 07/25/32                                 4,136           4,141
   IMPAC CMB Trust, Ser 2003-12,
      Cl A1 (F)
         2.560%, 12/25/33                                 8,787           8,785
   JP Morgan Chase Commercial Mortgage,
      Ser 1997-C5, Cl X, IO (F)
         1.475%, 09/15/29                                 5,426             226
   JP Morgan Chase Commercial Mortgage,
      Ser 2001-CIBC, Cl A3
         6.260%, 03/15/33                                 5,735           6,281
   JP Morgan Chase Commercial Mortgage,
      Ser 2004-LN2, Cl A1
         4.475%, 07/15/41                                    14              14
   JP Morgan Mortgage Trust, Ser 2004-A5,
      Cl 4A4
         4.928%, 12/25/34                                11,500          11,451
   Lehman Brothers, Ser 1998-C4, Cl A1B
         6.210%, 10/15/35                                 6,512           6,990
   Lehman Brothers, Ser 2000-C4, Cl A2
         7.370%, 08/15/26                                 6,965           7,945


--------------------------------------------------------------------------------
60      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   MLCC Mortgage Investors, Ser 2004-B,
      Cl A3
         3.645%, 05/25/29                              $  5,744     $     5,867
   Master Adjustable Rate Mortgages Trust,
      Ser 2004-1, Cl 2A1
         3.554%, 01/25/34                                 9,465           9,406
   Master Adjustable Rate Mortgages Trust,
      Ser 2004-13, Cl 3A7A
         3.787%, 12/21/34                                11,650          11,417
   Master Alternative Loans Trust,
      Ser 2004-4, Cl 1A1
         5.500%, 05/25/34                                 4,610           4,567
   Mellon Residential Funding,
      Ser 2001-HEIL, Cl A4
         6.615%, 02/25/21                                 3,915           3,997
   Merrill Lynch Mortgage Investors,
      Ser 1996-C2, Cl A3
         6.960%, 11/21/28                                 3,515           3,678
   Merrill Lynch Mortgage Investors,
      Ser 1998-C1, Cl A1
         6.310%, 11/15/26                                   598             611
   Merrill Lynch Mortgage Investors,
      Ser 2002-NC1, Cl A1 (F)
         2.500%, 05/25/33                                   215             215
   Merrill Lynch Mortgage Investors,
      Ser 2003-WMC1, Cl A2 (F)
         2.540%, 11/25/33                                 8,562           8,573
   Merrill Lynch Mortgage Trust,
      Ser 2004-BPC1, Cl A1
         3.585%, 10/12/41                                 1,317           1,310
   Mesa Trust Asset-Backed Certificates,
      Ser 2002-3, Cl A, IO (F) (H)
         5.000%, 04/18/05                                 2,669              47
   Metropolitan Asset Funding,
      Ser 1997-B, Cl A1D
         7.130%, 03/20/12                                 1,115           1,113
   Metropolitan Asset Funding,
      Ser 1998-A, Cl A4 (C)
         6.981%, 01/20/26                                    80              80
   Mid-State Trust, Ser 11, Cl A1
         4.864%, 07/15/38                                 4,576           4,465
   Money Store SBA Loan Trust,
      Ser 1999-1, Cl A (F)
         2.800%, 07/15/25                                   424             421
   Morgan Stanley Capital I,
      Ser 2004-T13, Cl A2
         3.940%, 09/13/45                                 2,158           2,121
   Morgan Stanley, Ser 2003-NC8,
      Cl A2 (F)
         2.540%, 09/25/33                                 5,763           5,778
   Nomura Asset Securities,
      Ser 1996-MD5, Cl A1B
         7.120%, 04/13/39                                 3,000           3,144

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Nomura Asset Securities,
      Ser 1998-D6, Cl A1B
         6.590%, 03/15/30                              $  2,055     $     2,226
   Novastar Home, Ser 1998-2,
      Cl A2 (F)
         2.260%, 08/25/28                                   591             591
   Oakwood Mortgage Investors,
      Ser 2002-C, Cl A, IO (H)
         6.000%, 08/15/10                                 9,684           1,870
   Oncor Electric Delivery Transition Bond,
      Ser 2003-1, Cl A2
         4.030%, 02/15/12                                 3,130           3,142
   Option One Mortgage Loan Trust,
      Ser 2001-4, Cl A (F)
         2.480%, 01/25/32                                 1,587           1,588
   Orchid Structured Finance (F) (L)
         2.410%, 05/18/05                                23,417          23,417
   Origen Manufactured Housing,
      Ser 2002-A, Cl A1 (F)
         2.340%, 05/15/32                                   131             131
   RMAC (F) (L)
         2.090%, 06/12/05                                 9,603           9,603
   Renaissance Home Equity Loan Trust,
      Ser 2004-3, Cl AF-2
         3.574%, 11/25/34                                 7,000           6,939
   Residential Accredit Loan,
      Ser 1997-QS8, Cl A10
         7.500%, 08/25/27                                    46              46
   Residential Asset Mortgage Products,
      Ser 2003-RS3, Cl AII
         2.540%, 04/25/33                                 1,526           1,527
   Residential Asset Mortgage Products,
      Ser 2003-RZ4, Cl A1
         2.330%, 06/25/24                                 2,147           2,147
   Residential Asset Mortgage Products,
      Ser 2004-SL1, Cl A8
         6.500%, 11/25/31                                 6,221           6,376
   Residential Asset Mortgage Products,
      Ser 2004-SL3, Cl A2
         6.500%, 12/25/31                                 8,470           8,732
   Residential Asset Mortgage,
      Ser 2002-RS5, Cl AI5
         5.410%, 09/25/32                                10,000          10,193
   Residential Asset Mortgage,
      Ser 2002-RS6, Cl AI5
         5.650%, 11/25/32                                 6,000           6,183
   Residential Asset Securities,
      Ser 2002-KS7, Cl A2 (F)
         2.550%, 11/25/32                                 7,090           7,100
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 2A1
         5.274%, 11/25/34                                11,200          11,357
   Residential Funding Mortgage Securities,
      Ser 2000-HI1, Cl AI7
         8.290%, 02/25/25                                 7,263           7,494


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      61

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Ryland Mortgage Securities, CMO,
      Ser 1994-7A, Cl A2
         7.000%, 08/25/25                              $     98     $        98
   SASC, Ser 2003-AL2, Cl A
         3.357%, 01/25/31                                 3,916           3,630
   Salomon Brothers Mortgage Securities,
      Ser 2000-C3, Cl A2
         6.592%, 12/18/33                                 4,190           4,619
   Salomon Brothers Mortgage Securities,
      Ser 2002-KEY2, Cl A1
         3.222%, 03/18/36                                   632             630
   Start, Ser 2003-1
         1.620%, 01/21/10                                 6,122           6,122
   Start, Ser 2003-2 (C) (F)
         2.030%, 01/21/09                                 7,209           7,207
   Structured Asset Investment Loan Trust,
      Ser 2003-BC7, Cl 1A1 (F)
         2.310%, 07/25/33                                 1,188           1,188
   Structured Asset Securities,
      Ser 2002-26, Cl 1A4
         5.300%, 01/25/33                                   858             856
   Terwin Mortgage Trust, Ser 2004-9HE,
      Cl A2 (F)
         2.340%, 09/25/34                                13,363          13,372
   UBS Paine Webber Commercial
      Mortgage Trust, Ser 2003-C5, Cl A2
         3.478%, 07/15/27                                 1,332           1,312
   UBS Paine Webber Commercial
      Mortgage Trust, Ser 2004-C6, Cl A3
         4.547%, 08/15/29                                 1,029           1,032
   UBS Paine Webber Commercial
      Mortgage Trust, Ser 2004-C8, Cl A2
         4.201%, 12/15/29                                 1,424           1,422
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2004-C15, Cl A3
         4.502%, 10/15/41                                 2,501           2,509
   Washington Mutual Mortgage,
      Ser 2003-MS1, Cl 1A
         5.000%, 02/25/18                                 2,541           2,555
   Washington Mutual Mortgage,
      Ser 2003-MS2, Cl 3A1
         5.000%, 03/25/18                                 8,521           8,569
   Washington Mutual, Ser 2002-AR18,
      Cl A (F)
         4.150%, 01/25/33                                 5,205           5,209
   Washington Mutual, Ser 2004-AR10,
      Cl A2A (F)
         2.188%, 07/25/44                                10,143          10,119
   Wells Fargo, Ser 2003-3, Cl 1A21
         5.250%, 04/25/33                                 3,990           4,018
   Whitehawk CDO Funding (F) (L)
         1.710%, 06/15/05                                 5,335           5,335
                                                                    -----------
                                                                        720,320
                                                                    -----------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSET-BACKED SECURITIES -- 0.6%
   Embarcadero Aircraft, Ser 2000-A,
      Cl A1 (F)
         2.580%, 08/15/25                              $  4,800     $     2,400
   SLM Student Loan Trust, Ser 2003-4,
      Cl A2
         1.920%, 12/17/12                                10,079          10,077
   SLM Student Loan Trust, Ser 2004-9,
      Cl A1
         1.970%, 10/25/09                                10,350          10,340
   Structured Asset Investment Loan
      Trust, Ser 2004-10, Cl A8
         2.441%, 11/25/34                                 1,208           1,208
                                                                    -----------
                                                                         24,025
                                                                    -----------

Total Asset-Backed Securities
   (Cost $949,635) ($ Thousands)                                        944,652
                                                                    -----------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 15.4%
   FHLMC
         9.750%, 10/01/14                                    34              36
         9.000%, 12/01/05                                     1               1
         8.500%, 09/01/08 to 04/01/09                       221             233
         7.500%, 11/01/17 to 06/01/32                     2,392           2,562
         7.000%, 11/01/15 to 06/01/32                     2,925           3,098
         6.500%, 10/01/16 to 05/01/18                     7,513           7,943
         6.000%, 03/01/11 to 12/01/33                     3,569           3,712
         5.500%, 09/01/13 to 04/01/34                    32,526          33,213
         5.000%, 01/01/11 to 12/13/34                    60,222          60,686
         4.500%, 04/01/19 to 12/16/19                        55              64
         4.000%, 05/01/19 to 01/01/34                     5,660           5,178
         3.125%, 02/01/37                                 7,746           7,733
   FHLMC TBA
         8.000%, 12/01/33                                 1,600           1,728
         6.000%, 12/16/19 to 12/13/34                     5,100           5,374
         5.500%, 12/16/19 to 12/13/34                     3,400           3,532
   FNMA
         8.000%, 04/01/08 to 07/01/31                     2,156           2,312
         7.500%, 06/01/27 to 04/01/31                        35              37
         7.410%, 04/01/10                                   545             615
         7.095%, 12/01/09                                   790             876
         7.000%, 03/01/09 to 07/01/32                    11,212          11,875
         6.500%, 12/01/12 to 04/01/34                    20,760          21,847
         6.000%, 03/01/11 to 09/01/34                    26,597          27,632
         5.500%, 05/01/13 to 12/13/34                    20,355          20,977
         5.000%, 08/01/11 to 03/01/34                    36,771          36,480
         4.500%, 06/01/18 to 12/13/19                     4,602           4,466
         4.000%, 08/01/10 to 11/01/33                    11,794          11,529


--------------------------------------------------------------------------------
62      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA TBA
         7.500%, 12/01/33                              $  1,400     $     1,499
         7.000%, 12/01/33                                24,100          25,561
         6.500%, 12/13/34 to 12/25/34                    18,402          19,304
         6.000%, 12/01/18 to 12/13/34                    77,896          81,013
         5.000%, 12/16/19 to 12/25/34                    39,697          40,099
         4.320%, 12/25/34                                   793             794
         4.000%, 12/16/19                                 4,500           4,372
   GNMA
         9.500%, 12/15/20                                    40              46
         7.000%, 12/15/28 to 02/15/33                     8,759           9,320
         6.500%, 06/15/11 to 02/15/32                     4,110           4,342
         6.000%, 03/15/14 to 10/20/34                    19,120          19,831
         5.500%, 04/15/14 to 02/15/34                    22,315          22,789
         3.750%, 05/20/34                                 8,868           8,755
   GNMA TBA
         7.000%, 12/01/31                                10,600          11,269
         6.500%, 12/20/34                                   199             210
         6.000%, 12/01/33 to 12/20/34                    26,390          27,281
         5.000%, 12/01/33                                37,000          36,769
                                                                    -----------

Total U.S. Government Mortgage-Backed Obligations
   (Cost $583,048) ($ Thousands)                                        586,993
                                                                    -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 11.0%
   FHLB
         3.625%, 11/14/08                                   100             100
         2.875%, 05/22/06                                11,800          11,770
         1.930%, 12/01/04 (A)                             8,000           8,000
   FHLMC
         6.625%, 09/15/09                                18,903          21,053
         5.000%, 07/15/14                                 5,958           6,082
         4.625%, 05/28/13 (K)                             2,450           2,418
         4.500%, 12/16/10 (K)                            11,535          11,484
         4.125%, 02/24/11 (K)                             6,580           6,442
         3.875%, 11/10/08 to 01/12/09 (K)                14,660          14,653
         3.750%, 08/03/07 (K)                             7,577           7,581
         3.500%, 04/01/08 (K)                             3,300           3,273
         2.220%, 02/03/05 (A)                             7,614           7,584
         2.090%, 12/07/04                                14,920          14,920
         1.829%, 12/27/04 (A)                             3,995           3,990
   FHLMC CMO, Ser 1, Cl Z
         9.300%, 04/15/19                                    70              70
   FHLMC CMO, Ser 1081, Cl K
         7.000%, 05/15/21                                 1,391           1,395
   FHLMC CMO, Ser 1101, Cl M
         6.950%, 07/15/21                                   815             818
   FHLMC CMO, Ser 1611, Cl Z
         6.500%, 11/15/23                                 8,474           8,965

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC CMO, Ser 1983, Cl Z
         6.500%, 12/15/23                              $  1,902     $     1,963
   FHLMC CMO, Ser 2043, Cl CJ
         6.500%, 04/15/28                                 5,956           6,231
   FHLMC CMO, Ser 2389, Cl CD
         6.000%, 03/15/16                                 7,500           7,730
   FHLMC CMO, Ser 2480, Cl QJ
         6.000%, 02/15/30                                 1,680           1,690
   FHLMC CMO, Ser 2544, Cl IW, IO
         5.500%, 03/15/26                                 4,400             487
   FHLMC CMO, Ser 2579, Cl PI, IO
         5.500%, 03/15/27                                 4,480             326
   FHLMC CMO, Ser 2581, Cl HV
         4.500%, 02/15/17                                 1,421           1,433
   FHLMC CMO, Ser 2588, Cl IG, IO
         5.500%, 03/15/32                                 8,321           1,198
   FHLMC CMO, Ser 2621, Cl LJ, IO
         5.500%, 12/15/26                                 3,249             419
   FHLMC CMO, Ser 2625, Cl IO, IO
         5.000%, 12/15/31                                 3,384             501
   FHLMC CMO, Ser 2631, Cl IJ, IO
         5.000%, 10/15/26                                 2,150             402
   FHLMC CMO, Ser 2731, Cl PK
         3.500%, 05/15/26                                 6,987           6,932
   FHLMC CMO, Ser 2733, Cl ME
         5.000%, 01/15/34                                 6,302           5,913
   FHLMC CMO, Ser 2736, Cl DB
         3.300%, 11/15/26                                 4,289           4,218
   FHLMC CMO, Ser 2791, Cl VD
         5.000%, 02/15/21                                   746             720
   FHLMC CMO, Ser 2791, Cl Vl
         5.000%, 02/15/21                                   807             782
   FHLMC CMO, Ser 2791, Cl VJ
         5.000%, 02/15/21                                   883             855
   FHLMC CMO, Ser 2801, Cl EH
         4.500%, 11/15/16                                 4,751           4,788
   FHLMC CMO, Ser 2807, Cl ND
         5.500%, 04/15/29                                 2,224           2,282
   FHLMC CMO, Ser 2809, Cl HX, IO
         6.000%, 10/15/24                                 5,577             648
   FHLMC CMO, Ser 2820, Cl PE
         5.500%, 03/15/30                                 2,111           2,165
   FHLMC CMO, Ser 2825, Cl PM
         5.500%, 03/15/30                                 6,261           6,411
   FHLMC CMO, Ser 2832, Cl PD
         5.500%, 09/15/29                                 1,858           1,902
   FHLMC CMO, Ser 2835, Cl NE
         5.500%, 06/15/29                                   942             966
   FHLMC CMO, Ser 2849, Cl PD
         5.500%, 03/15/30                                 1,161           1,189
   FHLMC CMO, Ser 2858, Cl JM
         5.500%, 03/15/30                                 3,202           3,270


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      63

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC CMO, Ser 2859, Cl PD
         5.500%, 04/15/30                              $  1,138     $     1,165
   FHLMC CMO, Ser 2864, Cl NA
         5.500%, 01/15/31                                 5,400           5,560
   FHLMC, Ser 2542, Cl ES
         5.000%, 12/15/17                                 3,680           3,679
   FHLMC, Ser 2591, Cl PN
         3.750%, 02/15/30                                   737             703
   FHLMC, Ser 2631, Cl MT
         3.500%, 01/15/22                                 3,506           3,475
   FHLMC, Ser 2804, Cl EC
         5.500%, 06/15/33                                 1,019           1,028
   FHLMC, Ser 2808, Cl PE
         5.500%, 01/15/29                                 1,098           1,126
   FHLMC, Ser 2833, Cl JD
         5.500%, 09/15/29                                   647             661
   FHLMC, Ser 2845, Cl PI
         5.500%, 02/15/32                                 7,857             882
   FHLMC, Ser 2860, Cl CM
         4.500%, 10/15/17                                 2,139           2,153
   FHLMC, Ser 2873, Cl PD
         5.500%, 12/15/30                                 1,913           1,955
   FHLMC, Ser 2876, Cl PE
         5.500%, 04/15/30                                 1,288           1,317
   FHLMC, Ser 2878, Cl QE
         5.500%, 04/15/30                                   894             914
   FNMA
         7.125%, 03/15/07 to 06/15/10 (K)                27,881          31,215
         6.625%, 10/15/07                                15,217          16,517
         3.530%, 10/19/07                                 4,645           4,617
         3.125%, 03/16/09 (K)                             3,090           2,990
         2.710%, 01/30/07                                16,675          16,480
         2.350%, 04/05/07 (A) (K)                         8,070           7,894
         2.252%, 02/16/05 (A) (K)                         6,140           6,111
         2.144%, 01/03/05 (A)                            14,920          14,890
         2.037%, 04/01/05 (B)                             4,710           4,673
         1.750%, 06/16/06                                   960             941
         1.670%, 12/20/04 (A)                            14,500          14,484
         1.489%, 11/29/06 (A) (G)                         7,552           7,567
   FNMA CMO, Ser 1990-58, Cl J
         7.000%, 05/25/20
   FNMA CMO, Ser 1999-11, Cl Z
         5.500%, 03/25/29                                 5,895           5,843
   FNMA CMO, Ser 2002-22, Cl PE
         6.500%, 11/25/30                                 2,030           2,060
   FNMA CMO, Ser 2002-65, Cl TP
         7.000%, 03/25/31                                 1,328           1,350
   FNMA CMO, Ser 2002-82, Cl XJ
         4.500%, 09/25/12                                 1,625           1,637
   FNMA CMO, Ser 2002-94, Cl BJ, IO
         5.500%, 04/25/16                                 1,400             129

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA CMO, Ser 2003-13, Cl GA
         4.500%, 06/25/32                              $  3,770     $     3,791
   FNMA CMO, Ser 2003-16, Cl KA
         6.000%, 04/25/30                                   309             310
   FNMA CMO, Ser 2003-24, Cl PA
         4.500%, 11/25/09                                 6,900           6,947
   FNMA CMO, Ser 2003-32, Cl KA
         5.000%, 07/25/13                                   830             840
   FNMA CMO, Ser 2003-41, Cl YN
         4.000%, 05/25/17                                 1,854           1,861
   FNMA CMO, Ser 2003-79, Cl KA
         3.750%, 05/25/11                                 1,865           1,870
   FNMA CMO, Ser 2003-87, Cl TJ
         4.500%, 09/25/18                                 2,475           2,366
   FNMA CMO, Ser 2003-92, Cl KQ
         3.500%, 06/25/23                                 4,485           4,441
   FNMA CMO, Ser 342, Cl 2, IO
         6.000%, 09/01/33                                 5,457           1,173
   FNMA, Ser 2001-60, Cl JZ
         6.000%, 03/25/31                                 1,281           1,303
   FNMA, Ser 2002-55, Cl H
         6.000%, 08/25/29                                   340             341
   FNMA, Ser 2003-35, Cl BC
         5.000%, 05/25/18                                 1,750           1,751
   FNMA, Ser 2003-46, Cl PW
         4.500%, 11/25/27                                 4,199           4,141
   FNMA, Ser 2003-65, Cl NA
         3.500%, 09/25/31                                 1,525           1,463
   FNMA, Ser 2003-69, Cl GJ
         3.500%, 12/25/31                                 1,496           1,440
   FNMA, Ser 2004-89, Cl AQ
         4.500%, 12/25/24                                 1,568           1,434
   FNMA, Ser 2004-95, Cl VB
         5.000%, 01/25/35                                   453             436
   FNMA, Ser 2004-96, Cl QC
         5.500%, 08/25/34                                 1,662           1,684
   GNMA CMO, Ser 2001-18, Cl WH (F)
         22.680%, 04/20/31                                  724             851
   GNMA CMO, Ser 2002-51, Cl SG (F)
         23.226%, 04/20/31                                  633             776
   GNMA CMO, Ser 2003-58, Cl LG, IO
         5.500%, 05/17/29                                 3,000             684
   GNMA CMO, Ser 2004-54, Cl LE
         5.500%, 08/20/33                                 2,510           2,536
   GNMA, Ser 2003-82, Cl IO, IO
         5.500%, 03/20/29                                 9,587           1,248
   GNMA, Ser 2004-75, Cl NE
         5.500%, 01/20/31                                   774             789
   GNMA, Ser 2004-87, Cl LI, IO
         5.000%, 12/20/28                                11,740           1,271
   SLMA
         3.660%, 04/01/09                                 4,050           4,068


--------------------------------------------------------------------------------
64      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Small Business Administration,
      Ser 2003-P10A, Cl 1 (F)
         4.524%, 02/10/13                              $  4,567     $     4,537
   TVA
         7.125%, 05/01/30                                 3,440           4,188
                                                                    -----------

Total U.S. Government Agency Obligations
   (Cost $418,064) ($ Thousands)                                        418,575
                                                                    -----------

COMMERCIAL PAPER (A) -- 6.5%

FINANCIALS -- 6.4%
   Broadhollow Funding (L)
         2.111%, 12/06/04                                16,005          16,000
   CPI Funding (L)
         2.121%, 12/10/04                                20,595          20,584
   DaimlerChrysler
         2.100%, 01/28/05                                14,655          14,595
   Golden Fish (L)
         2.307%, 01/18/05                                12,856          12,817
         2.172%, 12/17/04                                 6,235           6,229
         2.162%, 12/14/04                                 7,506           7,500
         2.031%, 12/08/04                                 3,647           3,645
   HBOS Treasury Services PLC
         2.051%, 01/26/05                                 5,000           4,984
   Harwood Street Funding (L)
         2.137%, 12/15/04                                32,995          32,968
   Household Finance (L)
         2.142%, 12/15/04                                26,675          26,653
   Laguna (L)
         2.141%, 12/10/04                                 8,536           8,531
         2.140%, 12/03/04                                10,670          10,669
   Main Street Warehouse (L)
         2.131%, 12/07/04                                 4,268           4,267
         2.131%, 12/08/04                                 4,268           4,266
         2.131%, 12/09/04                                21,340          21,330
   Thornburg Mortgage Capital (L)
         2.152%, 12/15/04                                21,340          21,322
         2.151%, 12/07/04                                 7,469           7,466
         2.150%, 12/03/04                                19,206          19,204
                                                                    -----------
                                                                        243,030
                                                                    -----------

INDUSTRIALS -- 0.1%
   Hertz
         2.401%, 03/24/05                                 2,860           2,858
                                                                    -----------

Total Commercial Paper
   (Cost $245,900) ($ Thousands)                                        245,888
                                                                    -----------

--------------------------------------------------------------------------------
                                   Shares/Contracts/Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 0.9%
   Bear Stearns Master Notes (L)                     21,340,052     $    21,340
   Evergreen Select Money
      Market Fund                                       597,107             597
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A+                   12,056,293          12,056
                                                                    -----------

Total Cash Equivalents
   (Cost $33,993) ($ Thousands)                                          33,993
                                                                    -----------

FOREIGN BONDS -- 0.7%
   Bundesobligation (C)
         3.250%, 04/17/09                              $ 20,095          27,034
                                                                    -----------

Total Foreign Bonds
   (Cost $26,369) ($ Thousands)                                          27,034
                                                                    -----------

MUNICIPAL BOND -- 0.0%
   California State, Department of Water,
      Ser E, RB
         3.975%, 05/01/05                                 1,125           1,130
   Los Angeles County, California Taxable
      Pension Obligation, Ser D, RB,
      MBIA (E)
         7.725%, 06/30/10                                   650             497
                                                                    -----------

Total Municipal Bond
   (Cost $1,544) ($ Thousands)                                            1,627
                                                                    -----------

CERTIFICATES OF DEPOSIT -- 0.0%
   SunTrust Bank
         4.415%, 06/15/09                                 1,285           1,295
                                                                    -----------

Total Certificates of Deposit
   (Cost $1,285) ($ Thousands)                                            1,295
                                                                    -----------

COMMON STOCK -- 0.0%
   MCI*                                                  61,970           1,169
                                                                    -----------

Total Common Stock
   (Cost $1,662) ($ Thousands)                                            1,169
                                                                    -----------

OPTIONS -- 0.0%
   90 Days Euro Futures Call Expires
      9/19/05, Strike Price $96                             152             262
   November 2004 Fed Fund
      Futures Call, Expires 11/30/04,
      Strike Price $98.125                                  213               2
                                                                    -----------

Total Options
   (Cost $308) ($ Thousands)                                                264
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      65

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

CORE FIXED INCOME FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 14.9%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $47,261,330
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,183,087-
      $32,010,079, 1.625%-7.000%,
      04/15/05-03/15/10; with total
      market value $48,204,759)(L)                     $ 47,259     $    47,259
   Countrywide
      2.030%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $209,011,785
      (collateralized by U.S. Government
      Obligations, ranging in par value
      $10,410,000-$50,000,000,
      3.710%-6.000%,05/24/07-09/10/24;
      with total market value
      $213,180,000)                                     209,000         209,000
   Lehman Brothers
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $13,871,832
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $456,677-
      $943,657, 0.000%-6.700%,
      09/13/05-08/15/27; with total
      market value $14,148,868)(L)                       13,871          13,871
   Nomura
      2.050%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $120,406,856
      (collateralized by various
      U.S Government Obligations,
      ranging in par value $20,535,000-
      $50,000,000, 2.288%-4.450%,
      06/17/2010-08/27/2010; with total
      market value $122,862,006)                        120,400         120,400
   UBS Paine Webber
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $174,998,492
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $2,472,245-
      $10,670,026, 0.000%-5.002%,
      12/17/04-11/15/29; with total
      market value $178,488,846)(L)                     174,988         174,988
                                                                    -----------

Total Repurchase Agreements
   (Cost $565,518) ($ Thousands)                                        565,518
                                                                    -----------

Total Investments -- 132.7%
   (Cost $5,021,337) ($ Thousands)                                  $ 5,049,294
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------

WRITTEN OPTIONS -- 0.0%
   January 2005 Ten Year Treasury Note
      Call, Expires 12/23/04,
      Strike Price $113                                     (44)    $        (3)
   January 2005 Ten Year Treasury Note
      Put, Expires 12/23/04,
      Strike Price $110                                     (44)            (19)
   March 2005 Ten Year Treasury Note
      Call, Expires 02/18/05,
      Strike Price $113                                    (131)            (57)
   March 2005 Ten Year Treasury Note
      Call, Expires 02/18/05,
      Strike Price $114                                    (323)            (76)
   March 2005 Ten Year Treasury Note
      Call, Expires 02/18/05,
      Strike Price $115                                    (227)            (28)
   March 2005 Ten Year Treasury Note
      Put, Expires 02/18/05
      Strike Price $108                                    (136)            (57)
   March 2005 Ten Year Treasury Note
      Put, Expires 02/18/05,
      Strike Price $109                                    (135)            (87)
   March 2005 Long Bond Call, Expires
      02/18/05, Strike Price $116                           (93)            (22)
   March 2005 Long Bond Put, Expires
      02/18/05, Strike Price $104                           (93)            (28)
                                                                    -----------

Total Written Options
   (Premium Received $(855)) ($ Thousands)                          $      (377)
                                                                    -----------


--------------------------------------------------------------------------------
66      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $3,805,456,262.

* Non-income producing security.

+ See Note 3 in Notes to Financial Statements.

(A) The rate reflected is the effective yield at time of purchase.

(B) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(D) Treasury Inflation Index Notes

(E) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2004.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on November 30, 2004. The coupon on a step bond changes on a specified date.

(H) Securities considered illiquid. The total value of such securities as of November 30, 2004 was $5,222,576 and represented 0.14% of Net Assets.

(I) Security in default on interest payments.

(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2004 was $23,347 and represented 0.00% of Net Assets.

(K) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9). The total value of securities on loan at November 30, 2004 was $1,009,483,458.

(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of November 30, 2004 was $1,049,160,301. (See Note 9).

Cl -- Class

CMO -- Collateralized Mortgage Obligation

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only Security

LLC -- Limited Liability Company

MBIA -- Municipal Bond Insurance Association

MTN -- Medium Term Note

PLC -- Public Limited Company

RB -- Revenue Bond

Ser -- Series

SLMA -- Student Loan Marketing Association

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TVA -- Tennessee Valley Authority

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      67

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

LONG DURATION BOND FUND

November 30, 2004

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

66.1%  Financials
 6.1%  Energy
 5.1%  U.S Government Agency Obligations
 4.6%  U.S. Treasury Obligations
 4.0%  Information Technology
 4.0%  Industrials
 2.8%  Consumer Discretionary
 2.3%  Asset-Backed Securities
 2.2%  Short-Term Investments
 1.5%  Utilities
 1.2%  Materials
 0.1%  Health Care

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 54.7%

CONSUMER DISCRETIONARY -- 1.8%
   Ford Motor
         8.900%, 01/15/32                                 $   27        $    30
         7.450%, 07/16/31                                    190            185
   General Motors
         8.375%, 07/15/33                                    342            348
   Rockwell Automation
         5.200%, 01/15/98                                    136            114
                                                                        -------
                                                                            677
                                                                        -------

ENERGY -- 3.9%
   British Transco Finance
         6.625%, 06/01/18                                     68             76
   Conoco
         6.950%, 04/15/29                                    770            882
   Suncor Energy
         7.150%, 02/01/32                                    258            302
   Trans-Canada Pipelines
         5.600%, 03/31/34                                     82             79
   Trans-Canada Pipelines MTN
         7.060%, 10/14/25                                    110            126
                                                                        -------
                                                                          1,465
                                                                        -------

FINANCIALS -- 42.1%
   Abbey National
         8.963%, 12/29/49                                    758          1,031
   Aetna
         7.625%, 08/15/26                                     50             59
   Allstate
         5.350%, 06/01/33                                    129            119
   American General Capital
         8.500%, 07/01/30                                    231            304
   Bank of America (A)
         8.070%, 12/31/26                                  1,267          1,371

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   BankBoston Capital Trust I, Ser B
         8.250%, 12/15/26                                 $  145        $   159
   Bear Stearns
         5.700%, 11/15/14                                    121            127
   Citigroup
         5.875%, 02/22/33                                  1,633          1,625
   Credit Suisse First Boston
         7.125%, 07/15/32                                     57             67
         5.125%, 01/15/14                                    332            335
   Farmers Insurance Exchange Capital (A)
         6.000%, 08/01/14                                    165            163
   First Union National Bank
         6.500%, 12/01/28                                     61             65
   GE Global Insurance
         6.450%, 03/01/19                                  1,465          1,513
   Genworth Financial
         6.500%, 06/15/34                                    181            192
   Goldman Sachs Group
         6.345%, 02/15/34                                    978            989
   HBOS Capital Funding (A) (B)
         6.071%, 06/30/49                                     30             32
   HSBC Capital Funding (A)
         10.176%, 06/30/30                                   680          1,028
   HSBC Capital Trust (A)
         8.380%, 05/15/27                                      9             10
   Household Finance
         7.625%, 05/17/32                                     82            100
   JPMorgan Chase
         5.250%, 05/01/15                                  1,253          1,252
   Lehman Brothers Holdings MTN, Ser G
         4.800%, 03/13/14                                    253            247
   Lincoln National
         4.750%, 02/15/14                                    129            124
   Lion Connecticut Holding
         7.250%, 08/15/23                                     12             13
   Merrill Lynch
         6.500%, 07/15/18                                    716            776
   Met Life Insurance (A)
         7.800%, 11/01/25                                     18             22
   Metlife
         6.375%, 06/15/34                                    235            245
   Morgan Stanley
         7.250%, 04/01/32                                     58             68
         4.750%, 04/01/14                                    320            309
   NBD Bank
         8.250%, 11/01/24                                     72             90
   National Archives Facility Trust
         8.500%, 09/01/19                                    286            349
   National Rural Utilities MTN, Ser C
         8.000%, 03/01/32                                    320            407
   Nationwide Mutual Insurance (A)
         6.600%, 04/15/34                                    305            294


--------------------------------------------------------------------------------
68      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Prudential Financial MTN, Ser B
         5.750%, 07/15/33                                 $  264        $   253
   Royal Bank of Scotland
         7.648%, 08/31/49                                    681            818
   SLM MTN
         5.625%, 08/01/33                                    446            429
   US Bank
         4.800%, 04/15/15                                     37             36
   Wachovia
         5.250%, 08/01/14                                    726            735
                                                                        -------
                                                                         15,756
                                                                        -------

HEALTH CARE -- 0.0%
   Becton Dickinson
         7.000%, 08/01/27                                     18             21
                                                                        -------

INDUSTRIALS -- 2.6%
   American West Airlines, Ser 01-1
         7.100%, 04/02/21                                    188            197
   Boeing
         8.750%, 09/15/31                                     49             67
   Caterpillar
         7.300%, 05/01/31                                    192            234
   Continental Airlines, Ser 00-2
         7.707%, 04/02/21                                    181            178
   Deere
         6.550%, 10/01/28                                    148            165
   Delta Airlines, Ser 02-1, Cl G-1
         6.718%, 01/02/23                                     43             45
   Northwest Airlines, Ser 00-1
         8.072%, 10/01/19                                     39             42
   United Technologies
         6.700%, 08/01/28                                     25             28
                                                                        -------
                                                                            956
                                                                        -------

MATERIALS -- 0.7%
   Dow Chemical
         7.375%, 11/01/29                                    239            280
                                                                        -------

INFORMATION TECHNOLOGY -- 2.6%
   International Business Machines
         7.125%, 12/01/96                                    833            963
                                                                        -------

UTILITIES -- 1.0%
   Duke Energy
         5.300%, 10/01/15                                    195            197
   Florida Power & Light
         5.650%, 02/01/35                                     81             81
   South Carolina Electric & Gas
         5.800%, 01/15/33                                     69             70
                                                                        -------
                                                                            348
                                                                        -------

Total Corporate Obligations
   (Cost $20,323) ($ Thousands)                                          20,466
                                                                        -------

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.3%
   FHLMC
         5.200%, 12/20/04                                 $  128        $   128
   FHLMC, Ser 2748, Cl ZT
         5.500%, 02/15/24                                     75             72
   FNMA (C)
         2.230%, 02/16/05                                    148            147
         2.100%, 01/05/05                                    435            434
   FNMA, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                    100            102
   FNMA, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    108            107
   FNMA, Ser 2004-31, Cl MZ
         4.250%, 05/25/34                                    103             75
   FNMA, Ser 2004-80 Cl XZ
         5.000%, 11/25/34                                    201            150
                                                                        -------

Total U.S. Government Agency Obligations
   (Cost $1,197) ($ Thousands)                                            1,215
                                                                        -------

U.S. TREASURY OBLIGATION -- 2.9%
   U.S. Treasury Bonds
         8.125%, 08/15/19                                    813          1,093
                                                                        -------

Total U.S. Treasury Obligation
   (Cost $1,106) ($ Thousands)                                            1,093
                                                                        -------

ASSET-BACKED SECURITIES -- 1.5%

MORTGAGE RELATED SECURITIES -- 1.5%
   Chase Funding Mortgage Loan,
      Ser 2001-4, Cl 2M2 (B)
         3.580%, 11/25/31                                    550            554
                                                                        -------

Total Asset-Backed Securities
   (Cost $552) ($ Thousands)                                                554
                                                                        -------

CASH EQUIVALENT -- 1.4%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A+                       517,873            518
                                                                        -------

Total Cash Equivalent
   (Cost $518) ($ Thousands)                                                518
                                                                        -------

Total Investments -- 63.8%
   (Cost $23,696) ($ Thousands)                                         $23,846
                                                                        =======


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      69

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

LONG DURATION BOND FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $37,388,204.

+ See Note 3 in Notes to Financial Statements.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2004.

(C)  The rate reported is the effective yield at time of purchase.

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
70      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

EXTENDED DURATION BOND FUND

November 30, 2004

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)*:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

44.4%  Financials
31.2%  U.S. Treasury Obligations
 5.1%  Energy
 4.3%  Industrials
 3.2%  U.S Gov't Obligations
 3.1%  Asset-Backed Securities
 2.7%  Information Technology
 2.2%  Short-Term Investments
 1.9%  Consumer Discretionary
 0.9%  Utilities
 0.8%  Materials
 0.2%  Health Care

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 56.5%

CONSUMER DISCRETIONARY -- 1.8%
   Ford Motor
         8.900%, 01/15/32                                 $  116        $   128
         7.450%, 07/16/31                                    102             99
   General Motors
         8.375%, 07/15/33                                    338            344
   Rockwell Automation
         5.200%, 01/15/98                                    164            138
                                                                        -------
                                                                            709
                                                                        -------

ENERGY -- 4.8%
   British Transco Finance
         6.625%, 06/01/18                                    312            346
   Conoco
         6.950%, 04/15/29                                    805            922
   Suncor Energy
         7.150%, 02/01/32                                    272            319
   Trans-Canada Pipelines
         5.600%, 03/31/34                                    368            356
                                                                        -------
                                                                          1,943
                                                                        -------

FINANCIALS -- 41.6%
   Abbey National
         8.963%, 12/29/49                                    802          1,090
   Allstate
         5.350%, 06/01/33                                    141            130
   American General Capital
         8.500%, 07/01/30                                    246            323
   Bank of America (A)
         8.070%, 12/31/26                                    828            896
   BankBoston Capital Trust I, Ser B
         8.250%, 12/15/26                                    655            718
   Bear Stearns
         5.700%, 11/15/14                                    123            129

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   Citigroup
         5.875%, 02/22/33                                $ 1,722        $ 1,714
   Credit Suisse First Boston
         7.125%, 07/15/32                                    249            291
         5.125%, 01/15/14                                    135            136
   Farmers Insurance Exchange Capital (A)
         6.000%, 08/01/14                                    170            168
   First Union National Bank
         6.500%, 12/01/28                                    273            292
   GE Global Insurance
         6.450%, 03/01/19                                  1,535          1,585
   Genworth Financial
         6.500%, 06/15/34                                    190            202
   Goldman Sachs Group
         6.345%, 02/15/34                                  1,022          1,033
   HBOS Capital Funding (A) (B)
         6.071%, 06/30/49                                    135            143
   HSBC Capital Funding (A) (B)
         10.176%, 06/30/30                                   467            706
   HSBC Capital Trust (A)
         8.380%, 05/15/27                                     41             45
   Household Finance
         7.625%, 05/17/32                                    367            448
   JPMorgan Chase
         5.250%, 05/01/15                                  1,024          1,023
   Lehman Brothers Holdings MTN, Ser G
         4.800%, 03/13/14                                    274            268
   Lincoln National
         4.750%, 02/15/14                                    131            126
   Lion Connecticut Holding
         7.250%, 08/15/23                                     52             58
   Merrill Lynch
         6.500%, 07/15/18                                    753            816
   Met Life Insurance (A)
         7.800%, 11/01/25                                     82             99
   Metlife
         6.375%, 06/15/34                                    165            172
   Morgan Stanley
         7.250%, 04/01/32                                    262            307
         4.750%, 04/01/14                                    108            104
   NBD Bank
         8.250%, 11/01/24                                    328            412
   National Archives Facility Trust
         8.500%, 09/01/19                                    338            412
   National Rural Utilities MTN, Ser C
         8.000%, 03/01/32                                    334            424
   Nationwide Mutual Insurance (A)
         6.600%, 04/15/34                                    315            304
   Prudential Financial MTN, Ser B
         5.750%, 07/15/33                                    276            265
   Royal Bank of Scotland
         7.648%, 08/31/49                                    704            846


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      71

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)

EXTENDED DURATION BOND FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   SLM MTN
         5.625%, 08/01/33                                 $  461        $   444
   US Bank
         4.800%, 04/15/15                                    163            159
   Wachovia
         5.250%, 08/01/14                                    540            547
                                                                        -------
                                                                         16,835
                                                                        -------

HEALTH CARE -- 0.2%
   Becton Dickinson
         7.000%, 08/01/27                                     82             94
                                                                        -------
INDUSTRIALS -- 4.0%
   American West Airlines, Ser 01-1
         7.100%, 04/02/21                                    193            203
   Boeing
         8.750%, 09/15/31                                    221            302
   Caterpillar
         7.300%, 05/01/31                                    203            247
   Continental Airlines, Ser 00-2
         7.707%, 04/02/21                                    181            177
   Deere
         6.550%, 10/01/28                                    152            170
   Delta Airlines, Ser 02-1, Cl G-1
         6.718%, 01/02/23                                    196            204
   Northwest Airlines, Ser 00-1
         8.072%, 10/01/19                                    172            188
   United Technologies
         6.700%, 08/01/28                                    115            130
                                                                        -------
                                                                          1,621
                                                                        -------

INFORMATION TECHNOLOGY -- 2.5%
   International Business Machines
         7.125%, 12/01/96                                    874          1,011
                                                                        -------

MATERIALS -- 0.7%
   Dow Chemical
         7.375%, 11/01/29                                    251            294
                                                                        -------

UTILITIES -- 0.9%
   Duke Energy
         5.300%, 10/01/15                                    205            208
   Florida Power & Light
         5.650%, 02/01/35                                     82             82
   South Carolina Electric & Gas
         5.800%, 01/15/33                                     62             63
                                                                        -------
                                                                            353
                                                                        -------

Total Corporate Obligations
   (Cost $22,470) ($ Thousands)                                          22,860
                                                                        -------

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 29.3%
   U.S. Treasury Bills (C) (D)
         1.962%, 12/23/04                                 $2,130        $ 2,127
   U.S. Treasury Bonds Forward Commitments
         6.125%, 11/15/27                                  8,090          9,223
         5.375%, 02/15/31                                    470            494
                                                                        -------

Total U.S. Treasury Obligations
   (Cost $11,781) ($ Thousands)                                          11,844
                                                                        -------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.0%
   FHLMC, Ser 2748, Cl ZT
         5.500%, 02/15/24                                    318            305
   FNMA, Ser 2003-122, Cl ZQ
         6.000%, 12/25/33                                    433            441
   FNMA, Ser 2004-12, Cl ZX
         6.000%, 03/25/34                                    394            390
   FNMA, Ser 2004-80 Cl XZ
         5.000%, 11/25/34                                    110             82
                                                                        -------

Total U.S. Government Agency Obligations
   (Cost $1,116) ($ Thousands)                                            1,218
                                                                        -------

ASSET-BACKED SECURITIES -- 2.9%

MORTGAGE RELATED SECURITIES -- 2.9%
   Chase Funding Mortgage Loan,
      Ser 2001-4, Cl 2M2 (B)
         3.580%, 11/25/31                                    620            625
   EQCC Home Equity Loan Trust,
      Ser 1999-2, Cl A4f
         6.753%, 08/25/27                                    534            545
                                                                        -------
                                                                          1,170
                                                                        -------

Total Asset-Backed Securities
   (Cost $1,168) ($ Thousands)                                            1,170
                                                                        -------

CASH EQUIVALENT -- 2.1%
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A+                       833,218            833
                                                                        -------

Total Cash Equivalent
   (Cost $833) ($ Thousands)                                                833
                                                                        -------

Total Investments -- 93.8%
   (Cost $37,368) ($ Thousands)                                         $37,925
                                                                        =======


--------------------------------------------------------------------------------
72      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

Description
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $40,436,378.

+ See Note 3 in Notes to Financial Statements.

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2004.

(C) The rate reflected is the effective yield at time of purchase.

(D) Security, or portion of this security, has been pledged as collateral on open swap contracts.

Cl -- Class

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

MTN -- Medium Term Note

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      73

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND

November 30, 2004

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)**:

[THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

28.6%  Financials
11.7%  Consumer Discretionary
 9.5%  Telecommunication Services
 9.2%  Industrials
 7.9%  Energy
 7.8%  Consumer Staples
 6.4%  Health Care
 6.4%  Materials
 6.3%  Short-term Investments
 3.5%  Information Technology
 2.5%  Utilities
 0.2%  Foreign Convertible Bonds
 0.0%  U.S Treasury Obligations

** Percentages based on total investments.

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.1%

AUSTRALIA -- 2.8%
   Amcor                                                 183,600    $     1,056
   Australia & New Zealand
      Banking Group                                       72,235          1,124
   BHP Billiton                                        1,188,800         14,251
   BlueScope Steel                                       220,000          1,439
   Brambles Industries                                    82,400            451
   Foster's Group                                        152,531            639
   Insurance Australia Group                             281,000          1,273
   National Australia Bank                               446,284          9,716
   Newcrest Mining                                       381,630          5,176
   Promina Group                                         177,900            687
   QBE Insurance Group (B)                               524,049          5,672
   Rinker Group                                          177,704          1,324
   Telstra                                             1,073,186          4,105
   Wesfarmers                                             27,600            818
   WMC Resources                                          98,500            551
   Woolworths                                            107,700          1,254
                                                                    -----------
                                                                         49,536
                                                                    -----------

AUSTRIA -- 0.5%
   Erste Bank der Oesterreichischen
     Sparkassen                                           30,800          1,567
   OMV (B)                                                10,300          2,717
   Telekom Austria                                       264,019          4,491
                                                                    -----------
                                                                          8,775
                                                                    -----------

BELGIUM -- 0.8%
   Belgacom                                                8,400            335
   Delhaize Group                                         51,600          3,964
   Fortis*                                               106,104          2,797
   InBev                                                 114,200          4,192
   KBC Bancassurance Holding                              31,800          2,369
   UCB                                                    15,100            781
                                                                    -----------
                                                                         14,438
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

BRAZIL -- 0.1%
   Cia de Saneamento Basico do
      Estado de Sao Paulo*                             6,170,000    $       331
   Cia Vale do Rio Doce ADR*                              35,400            878
   Gerdau ADR*                                            31,300            570
   Uniao de Bancos Brasileiros GDR*                       23,300            652
                                                                    -----------
                                                                          2,431
                                                                    -----------

CANADA -- 2.1%
   Abitibi-Consolidated                                   97,700            657
   Alcan                                                 143,800          7,311
   ATI Technologies*                                     109,800          2,130
   Bank of Nova Scotia                                   121,800          3,831
   Bombardier, Cl B                                       65,300            126
   Cameco                                                 12,300          1,210
   Great-West Lifeco                                      42,200            916
   Inco*                                                  59,800          2,253
   Manulife Financial                                     89,400          4,004
   PetroKazakhstan*                                       74,200          3,117
   Research In Motion*                                    32,000          2,847
   Royal Bank of Canada                                   56,156          2,947
   TELUS                                                  38,500            985
   Thomson                                               111,400          3,856
                                                                    -----------
                                                                         36,190
                                                                    -----------

CHINA -- 0.2%
   China Petroleum & Chemical                          1,106,000            473
   China Telecom                                       8,410,000          3,109
                                                                    -----------
                                                                          3,582
                                                                    -----------

DENMARK -- 0.5%
   Danske Bank                                            62,800          1,876
   Novo-Nordisk*                                         110,600          5,876
   TDC*                                                   31,000          1,272
                                                                    -----------
                                                                          9,024
                                                                    -----------

FINLAND -- 0.5%
   Kesko (B)*                                             88,400          2,055
   Nokia*                                                376,311          6,122
   UPM-Kymmene*                                           39,800            896
                                                                    -----------
                                                                          9,073
                                                                    -----------

FRANCE -- 10.5%
   Accor                                                  45,700          1,947
   Air Liquide*                                           18,126          3,134
   Assurances Generales de France                        131,400          9,038
   AXA (B)                                               409,000          9,578
   BNP Paribas                                           161,895         11,253
   Bouygues (B)*                                         233,960         10,062
   Carrefour*                                             21,300          1,012
   Cie Generale D'Optique Essilor
      International*                                      21,500          1,469
   Credit Agricole (B)                                    97,618          2,891


--------------------------------------------------------------------------------
74      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Dassault Systemes (B)*                                141,000    $     7,307
   France Telecom*                                       639,868         20,095
   Groupe Danone*                                        128,200         11,424
   L'Oreal                                                21,800          1,576
   Lagardere S.C.A.*                                      82,000          5,852
   Publicis Groupe (B)                                   155,000          5,123
   Renault*                                               91,926          7,520
   Sanofi-Aventis*                                         3,750            282
   Sanofi-Aventis*                                       389,215         29,304
   Schneider Electric                                     32,100          2,229
   Societe Generale*                                      77,091          7,444
   Total (B)                                             117,710         25,766
   Vinci                                                  39,885          4,938
   Vivendi Universal (B)*                                161,900          4,777
                                                                    -----------
                                                                        184,021
                                                                    -----------

GERMANY -- 7.1%
   Allianz*                                               23,800          2,974
   BASF*                                                 130,000          8,749
   Bayer                                                  75,132          2,381
   Bayerische Hypo-und Vereinsbank*                      411,100          9,163
   Bayerische Motoren Werke*                             101,625          4,292
   Celesio*                                               35,100          2,694
   Continental*                                           67,000          4,083
   DaimlerChrysler*                                      174,924          7,823
   Deutsche Bank*                                         16,400          1,389
   Deutsche Boerse*                                       31,287          1,852
   Deutsche Telekom*                                     487,088         10,345
   E.ON*                                                  61,900          5,210
   Hannover Rueckversicherung*                             1,300             47
   HeidelbergCement (B)*                                  45,900          2,615
   Infineon Technologies (B)*                            482,800          5,345
   Linde (B)*                                             38,674          2,362
   MAN*                                                   62,700          2,375
   Merck KGaA*                                            31,300          1,813
   Metro*                                                 97,170          4,887
   Muenchener Rueckversicherungs*                         37,054          4,203
   SAP*                                                   34,900          6,236
   SAP ADR                                                68,100          3,030
   Siemens (B)*                                          325,317         26,050
   ThyssenKrupp (B)*                                      49,000          1,055
   TUI (B)*                                               20,400            454
   Volkswagen*                                            47,200          2,130
                                                                    -----------
                                                                        123,557
                                                                    -----------

HONG KONG -- 0.5%
   CNOOC                                               5,417,000          3,083
   Esprit Holdings                                       166,000            914
   Hang Lung Properties                                1,145,000          1,789
   Hang Seng Bank                                         61,000            847
   Li & Fung                                           1,104,000          1,846
   Swire Pacific, Cl A                                    91,000            731
                                                                    -----------
                                                                          9,210
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

HUNGARY -- 0.1%
   Mol Magyar Olaj - es Gazipari                          20,000    $     1,349
                                                                    -----------

INDIA -- 0.2%
   Canara Bank                                           100,000            393
   ICICI Bank                                             94,730            724
   Infosys Technologies ADR (B)*                          17,000          1,223
   Punjab National Bank                                   46,000            361
                                                                    -----------
                                                                          2,701
                                                                    -----------

IRELAND -- 0.8%
   Anglo Irish Bank                                      253,840          5,751
   CRH                                                    84,228          2,127
   Depfa Bank                                            118,000          1,929
   Elan ADR (B)*                                         162,300          4,285
                                                                    -----------
                                                                         14,092
                                                                    -----------

ISRAEL -- 0.0%
   Bank Hapoalim*                                        280,300            819
                                                                    -----------

ITALY -- 3.5%
   Banca Popolare di Milano*                             269,005          2,188
   Enel (B)                                            1,000,800          8,925
   ENI-Ente Nazionale Idrocarburi                        808,182         19,839
   Sanpaolo IMI                                          581,300          7,981
   Telecom Italia*                                     1,134,114          4,348
   Telecom Italia RNC*                                 3,913,245         10,792
   UniCredito Italiano*                                1,300,527          7,173
                                                                    -----------
                                                                         61,246
                                                                    -----------

JAPAN -- 21.2%
   Advantest                                              15,200          1,136
   Aeon                                                  168,200          2,845
   Aiful                                                  24,850          2,828
   Asatsu-DK                                              34,300          1,004
   Bank of Yokohama                                      487,000          3,079
   Canon                                                 444,341         22,305
   Central Japan Railway                                      79            646
   Chubu Electric Power                                   13,800            322
   Dai Nippon Printing                                   554,000          8,289
   Daito Trust Construction                               21,700            984
   Daiwa House Industry                                  110,000          1,184
   Daiwa Securities Group                                 80,000            548
   eAccess (B)*                                            3,215          3,103
   East Japan Railway                                        535          2,946
   Fanuc                                                  34,400          2,152
   Fast Retailing                                         34,800          2,624
   Fuji Photo Film (B)                                   253,300          8,920
   Fuji Television Network                                   396            840
   Furukawa Electric*                                    227,000          1,128
   Hirose Electric                                        25,000          2,653


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      75

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Hitachi                                             2,283,000    $    14,814
   Honda Motor                                            85,300          4,091
   Hoya                                                   11,300          1,178
   Index (B)                                                 920          2,246
   Isetan                                                154,300          1,803
   Ito-Yokado                                            171,000          6,787
   Itochu*                                               405,000          1,840
   Japan Airlines System (B)*                            332,000            943
   Japan Tobacco                                             298          2,826
   JFE Holdings (B)                                      190,100          5,474
   Kansai Electric Power                                 426,700          8,302
   Kao                                                   238,000          5,742
   Keyence                                                 3,200            725
   Kobe Steel                                            564,000            861
   Komatsu                                             1,724,000         11,757
   Konica Minolta Holdings                               148,000          1,903
   Kyocera                                               119,400          8,421
   Lawson                                                 66,200          2,389
   Matsushita Electric Industrial                        721,000         10,738
   Millea Holdings                                         1,038         14,642
   Mitsubishi                                            157,100          1,991
   Mitsubishi Estate                                     627,000          7,106
   Mitsubishi Heavy Industries                           140,000            402
   Mitsubishi Tokyo Financial Group                        1,106         10,490
   Mitsui                                                 22,000            191
   Mitsui Fudosan                                        178,000          2,083
   Mitsui OSK Lines                                      661,000          4,109
   Mitsui Sumitomo Insurance                             539,000          4,761
   Murata Manufacturing                                   23,300          1,219
   NEC                                                   836,000          4,627
   Nidec                                                  10,600          1,248
   Nikko Cordial                                         211,000          1,055
   Nikon                                                  44,000            489
   Nintendo                                               16,400          1,975
   Nippon Electric Glass                                  38,000            991
   Nippon Meat Packers                                   129,000          1,673
   Nippon Mining Holdings                                350,000          1,750
   Nippon Telegraph & Telephone                              771          3,465
   Nissan Motor                                        1,397,701         14,753
   Nitto Denko                                            20,400          1,064
   Nomura Holdings                                       336,000          4,730
   OJI Paper                                              43,000            246
   Oriental Land                                          88,000          5,693
   ORIX                                                  103,200         13,152
   Osaka Gas                                             551,000          1,683
   Promise                                                45,900          3,215
   Ricoh                                                  33,000            586
   Rohm                                                   54,400          5,202
   Sankyo                                                152,100          2,981
   Sanyo Shinpan Finance                                  26,400          1,703
   Sega Sammy Holdings (B)*                               36,600          1,940
   Sekisui House                                         181,000          2,002
   Shimamura                                              10,000            745
   Shionogi                                               94,000          1,269

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   SMC                                                    17,500    $     1,934
   Softbank (B)                                           17,600            870
   Sompo Japan Insurance                                  82,000            787
   Sony (B)                                              257,200          9,383
   Sumitomo                                              127,000          1,072
   Sumitomo Chemical                                     317,000          1,582
   Sumitomo Forestry                                     120,000          1,060
   Sumitomo Heavy Industries*                            378,000          1,239
   Sumitomo Mitsui Financial
      Group (B)                                            2,355         16,380
   Suzuki Motor                                          132,000          2,387
   Takeda Pharmaceutical                                  56,000          2,757
   Tanabe Seiyaku                                         68,000            652
   TDK                                                    11,000            791
   Tokyo Electric Power                                  107,600          2,575
   Tokyo Electron                                         49,300          2,719
   Tokyo Gas (B)                                       1,400,000          5,625
   Toyota Motor                                          244,100          9,166
   Trend Micro                                            72,200          3,793
   UFJ Holdings (B)*                                       1,452          7,712
   Uni-Charm                                              18,800            872
   UNY                                                    66,000            715
   Yahoo Japan (B)*                                          106            489
   Yamada Denki                                           27,200          1,170
   Yamanouchi Pharmaceutical                             140,100          5,125
   Yamato Transport                                      148,100          2,114
                                                                    -----------
                                                                        370,576
                                                                    -----------

LUXEMBOURG -- 0.4%
   Arcelor*                                              268,920          5,922
   SES GLOBAL FDR                                         70,400            824
                                                                    -----------
                                                                          6,746
                                                                    -----------

MEXICO -- 0.4%
   America Movil, Ser L ADR (B)*                         140,735          6,574
   Telefonos de Mexico, Ser L ADR*                        23,200            812
                                                                    -----------
                                                                          7,386
                                                                    -----------

NETHERLANDS -- 7.1%
   ABN AMRO Holding*                                     876,823         21,536
   Aegon*                                                305,748          3,779
   Akzo Nobel*                                           111,972          4,631
   ASML Holding (B)*                                      36,500            560
   CSM*                                                   87,438          2,487
   Heineken*                                             112,012          3,543
   Heineken Holding, Cl A*                                52,843          1,518
   ING Groep*                                            655,828         18,043
   Koninklijke Philips Electronics*                       60,900          1,570
   Reed Elsevier                                          18,300            245
   Royal Dutch Petroleum*                                569,937         32,647
   Royal Dutch Petroleum (NY Shares)*                     37,200          2,130
   Royal KPN*                                            918,598          7,972


--------------------------------------------------------------------------------
76      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Royal Numico*                                          16,400    $       584
   TPG (B)*                                              238,700          6,256
   Unilever*                                             219,282         13,788
   VNU*                                                   81,902          2,471
                                                                    -----------
                                                                        123,760
                                                                    -----------

NEW ZEALAND -- 0.4%
   Telecom                                             1,513,457          6,549
                                                                    -----------

NORWAY -- 1.3%
   DNB                                                   117,200          1,106
   Norsk Hydro                                           133,000         10,897
   Norske Skogindustrier*                                 40,100            852
   Statoil*                                              294,900          4,673
   Tandberg (B)*                                         386,400          4,388
   Yara International*                                    20,900            269
                                                                    -----------
                                                                         22,185
                                                                    -----------

PORTUGAL -- 0.3%
   Portugal Telecom*                                     374,900          4,434
                                                                    -----------

SINGAPORE -- 0.6%
   Flextronics International*                            145,400          2,087
   Singapore Telecommunications                        5,155,354          7,465
   United Overseas Bank                                   87,000            723
                                                                    -----------
                                                                         10,275
                                                                    -----------

SOUTH AFRICA -- 0.4%
   ABSA Group                                             95,800          1,163
   Sanlam (B)                                            421,700            880
   Sasol                                                 193,500          3,857
   Telkom (B)                                             30,700            524
                                                                    -----------
                                                                          6,424
                                                                    -----------

SOUTH KOREA -- 1.1%
   Honam Petrochemical                                     6,200            298
   Hyundai Motor                                          17,600            866
   Industrial Bank of Korea                               47,100            346
   INI Steel                                              37,600            495
   Kookmin Bank*                                           9,600            365
   Nong Shim                                               1,300            278
   POSCO                                                   4,200            783
   Samsung Electronics                                     3,250          1,347
   Samsung Electronics GDR (B) (D)*                       63,776         13,074
   Samsung Electronics GDR (EUR) (D)*                        100             21
   Shinhan Financial Group                                36,200            758
                                                                    -----------
                                                                         18,631
                                                                    -----------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

SPAIN -- 4.6%
   ACS Actividades*                                      235,285    $     4,941
   Altadis                                                55,100          2,250
   Banco Bilbao Vizcaya
      Argentaria (B)                                     714,100         11,749
   Banco Santander Central
      Hispano (B)                                      1,292,500         15,529
   Endesa (B)*                                            54,000          1,163
   Iberdrola*                                             45,000          1,057
   Inditex*                                              106,700          3,123
   Repsol (B)*                                           459,700         11,205
   Sogecable (B)*                                        103,400          4,386
   Telefonica*                                         1,412,778         24,823
                                                                    -----------
                                                                         80,226
                                                                    -----------

SWEDEN -- 1.9%
   Assa Abloy, Cl B*                                      56,200            873
   ForeningsSparbanken                                    58,000          1,426
   Nordea*                                               378,160          3,709
   SKF, Cl B                                              56,375          2,396
   Svenska Cellulosa, Cl B                                53,500          2,226
   Telefonaktiebolaget LM Ericsson*                      773,000          2,573
   Telefonaktiebolaget LM Ericsson
      ADR (B)*                                           216,400          7,196
   Volvo, Cl B                                           310,600         12,670
                                                                    -----------
                                                                         33,069
                                                                    -----------

SWITZERLAND -- 7.8%
   ABB (B)*                                               71,078            440
   Adecco*                                                13,675            683
   Ciba Specialty Chemicals*                              10,740            776
   Compagnie Financiere Richemont,
      Cl A*                                              159,488          4,857
   Credit Suisse Group (B)*                              264,897         10,348
   Holcim*                                               182,555         10,476
   Micronas Semiconductor Hold*                            5,900            255
   Nestle                                                 80,989         20,818
   Novartis*                                             624,124         29,947
   Roche Holding*                                         94,974         10,016
   Serono, Cl B (B)*                                       1,106            713
   STMicroelectronics*                                    82,700          1,662
   Swiss Reinsurance (B)*                                 72,858          4,876
   Swisscom*                                              13,597          5,344
   Syngenta*                                              25,817          2,734
   Synthes*                                                9,400          1,019
   UBS*                                                  325,394         26,337
   Xstrata                                               282,300          5,013
                                                                    -----------
                                                                        136,314
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      77

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Continued)

November 30, 2004

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

TAIWAN -- 0.5%
   China Steel                                           574,000    $       632
   Chunghwa Telecom ADR (B)*                             158,857          3,312
   Compal Electronics                                  1,312,000          1,258
   HON HAI Precision Industry
      GDR (B)*                                           139,150          1,122
   Taiwan Semiconductor
      Manufacturing                                      486,000            713
   Taiwan Semiconductor
      Manufacturing ADR*                                 277,776          2,214
                                                                    -----------
                                                                          9,251
                                                                    -----------

THAILAND -- 0.0%
   PTT*                                                  101,300            434
                                                                    -----------

TURKEY -- 0.0%
   Ford Otomotiv Sanayi                               67,750,000            473
                                                                    -----------

UNITED KINGDOM -- 19.9%
   Allied Domecq                                         965,755          9,544
   ARM Holdings (B)                                      163,500            322
   AstraZeneca                                           123,500          4,828
   AstraZeneca (SEK)*                                    156,468          6,150
   Aviva                                                 314,900          3,488
   BAA                                                   144,825          1,611
   BAE Systems                                           173,795            815
   Barclays                                            2,149,141         22,184
   BG Group*                                             464,800          3,225
   BHP Billiton                                          937,771         10,970
   BOC Group                                             303,194          5,425
   BP (B)                                              2,885,379         29,452
   Brambles Industries                                    88,600            442
   British American Tobacco                              639,002         10,737
   BT Group                                            1,194,700          4,442
   Bunzl                                                 294,326          2,512
   Cadbury Schweppes                                   1,873,895         16,728
   Carnival*                                              75,400          4,214
   Centrica                                              368,100          1,743
   Diageo (B)                                            225,900          3,161
   DX Services*                                           97,487            563
   GlaxoSmithKline                                       794,390         16,718
   GUS (B)                                               421,182          7,036
   Hays (B)                                            1,949,742          4,510
   HBOS                                                  347,800          4,870
   HSBC Holdings                                         906,900         15,446
   Imperial Tobacco Group                                430,683         11,221
   Intercontinental Hotels Group                         168,500          2,147
   ITV*                                                  915,356          1,920
   J Sainsbury*                                          363,925          1,817

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                               Shares  ($ Thousands)
--------------------------------------------------------------------------------

   Mitchells & Butlers                                   319,300    $     1,848
   mmO2*                                               2,024,700          4,422
   National Grid Transco                               1,401,322         12,824
   Pearson                                               369,500          4,337
   Persimmon                                             147,700          1,746
   Prudential                                            655,026          5,227
   Punch Taverns                                         200,000          2,302
   Reckitt Benckiser                                     447,120         13,187
   Reed Elsevier                                       1,205,339         11,071
   Rentokil Initial                                      724,099          1,965
   Rexam                                                 106,172            917
   Rio Tinto                                             259,400          7,601
   Rolls-Royce Group*                                    643,798          3,240
   Rolls-Royce Group, Cl B*                           21,779,566             44
   Royal Bank of Scotland Group                          326,518         10,036
   Shell Transport & Trading                             290,500          2,443
   Signet Group*                                       2,300,000          4,605
   Smiths Group (B)                                      105,320          1,541
   Standard Chartered                                    136,900          2,621
   Taylor Woodrow                                        218,200            968
   Trinity Mirror                                         65,700            782
   Unilever (B)*                                         426,700          3,907
   Vodafone Group (B)                                 13,633,645         37,006
   Whitbread                                             141,800          2,163
   Wimpey George                                         230,300          1,574
   Wolseley                                              138,980          2,394
                                                                    -----------
                                                                        349,012
                                                                    -----------

Total Common Stock
   (Cost $1,412,476) ($ Thousands)                                    1,715,789
                                                                    -----------

PREFERRED STOCK -- 0.4%

AUSTRALIA -- 0.0%
   News*                                                  41,218            724
                                                                    -----------

BRAZIL -- 0.2%
   Braskem*                                           10,570,000            460
   Cia Vale do Rio Doce ADR*                              36,000            747
   Petroleo Brasileiro*                                   30,000          1,025
   Suzano Bahia Sul Papel e Celulose*                     64,000            288
   Usinas Siderurgicas de Minas Gerais*                   19,600            396
                                                                    -----------
                                                                          2,916
                                                                    -----------

GERMANY -- 0.2%
   Porsche*                                                6,781          4,323
                                                                    -----------

Total Preferred Stock
   (Cost $6,389) ($ Thousands)                                            7,963
                                                                    -----------


--------------------------------------------------------------------------------
78      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                                     Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN CONVERTIBLE BONDS -- 0.2%
   Credit Suisse Group CV to 32.3311
      Shares (CHF)
         6.000%, 12/23/05                               $    341    $       385
   SMFG Finance CV to 9.6154
      Shares (JPY)
         2.250%, 07/11/05                                144,000          3,204
                                                                    -----------

Total Foreign Convertible Bonds
   (Cost $1,748) ($ Thousands)                                            3,589
                                                                    -----------

CORPORATE OBLIGATIONS (C)(F) -- 7.1%

FINANCIALS -- 7.1%
   Allstate Life Global Funding MTN
         2.090%, 11/14/05                                  9,652          9,652
   Blue Heron Funding, Ser 6A,Cl 1
         2.170%, 05/18/05                                  9,192          9,192
   CCN Independence IV
         2.170%, 07/15/05                                  6,894          6,894
   CIT Group
         2.136%, 07/29/05                                  5,237          5,252
   Countrywide Home Loans
         2.040%, 06/23/05                                  9,652          9,650
   Harwood Street Funding I,
      Ser 2004-1A, Cl Note
         2.190%, 09/20/05                                  6,894          6,894
   K2
         1.887%, 12/12/05                                  2,758          2,756
   Morgan Stanley, Ser EXL
         2.039%, 12/04/05                                  6,894          6,894
   RMAC, Ser 2004-NS2A, Cl A1
         2.080%, 06/12/05                                  9,280          9,280
   SLM MTN, Cl X
         2.150%, 12/20/05                                 11,490         11,490
   Saturn Ventures
         2.143%, 02/07/05                                  8,273          8,273
   Sigma Finance MTN
         1.989%, 01/04/05                                  9,652          9,651
   Wachovia Auto Owner Trust,
      Ser 2004-A, Cl A1
         2.440%, 06/20/05                                  1,904          1,904
   Washington Mutual Bank
         2.310%, 08/18/05                                  8,273          8,273
   White Pine Finance
         2.096%, 03/11/05                                  9,652          9,650
   Whitehawk CDO Funding,
      Ser 2004-1A, Cl AMMA
         1.710%, 03/15/05                                  8,273          8,273
                                                                    -----------

Total Corporate Obligations
   (Cost $123,978) ($ Thousands)                                        123,978
                                                                    -----------

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                        ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

COMMERCIAL PAPER (C) (E) -- 2.3%

FINANCIALS -- 2.3%
   Broadhollow Funding
         2.150%, 12/03/04                               $  2,758    $     2,758
   CPI Funding
         2.121%, 12/10/04                                  9,192          9,187
   Golden Fish
         2.398%, 01/18/05                                 13,844         13,800
   Thornburg Mortgage Capital
         2.325%, 01/05/05                                 13,788         13,757
                                                                    -----------

Total Commercial Paper
   (Cost $39,502) ($ Thousands)                                          39,502
                                                                    -----------

CASH EQUIVALENTS -- 0.6%

UNITED STATES -- 0.6%
   Bear Stearns Master Notes (C)                       9,192,156          9,192
   SEI Daily Income Trust,
      Prime Obligation Fund, Cl A+                       625,923            626
                                                                    -----------

Total Cash Equivalents
   (Cost $9,818) ($ Thousands)                                            9,818
                                                                    -----------

U.S. TREASURY OBLIGATION -- 0.0%
   U.S. Treasury Bills (A)
         1.794%, 02/24/05                                    400            398
                                                                    -----------

Total U.S. Treasury Obligation
   (Cost $398) ($ Thousands)                                                398
                                                                    -----------

REPURCHASE AGREEMENT -- 6.7%
   Barclays
      2.070%, dated 11/30/04, to be
      repurchased on 12/01/04,
      repurchase price $117,800,576
      (collateralized by various
      U.S. Government Obligations,
      ranging in par value $4,327,207-
      $45,960,780, 0.000%-5.125%,
      12/17/04-05/21/09; with total
      market value $120,150,443)(C)                      117,794        117,794
                                                                    -----------

Total Repurchase Agreement
   (Cost $117,794) ($ Thousands)                                        117,794
                                                                    -----------

Total Investments -- 115.4%
   (Cost $1,712,103) ($ Thousands)                                    2,018,831
                                                                    -----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      79

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (Unaudited)

INTERNATIONAL EQUITY FUND (Concluded)

November 30, 2004

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (15.4)%
Payable upon Return on Securities Loaned                            $  (290,466)
Payable for Capital Shares Redeemed                                     (12,371)
Payable for Investment Securities Purchased                              (4,412)
Investment Advisory Fees Payable                                           (533)
Trustees' Fees Payable                                                       (6)
Other Assets and Liabilities, Net                                        38,510
                                                                    -----------
Total Other Assets and Liabilities -- (15.4)%                          (269,278)
                                                                    -----------
Net Assets -- 100.0%                                                $ 1,749,553
                                                                    ===========

NET ASSETS:
Paid-in-Capital -- (unlimited
   authorization -- no par value)                                     1,637,174
Undistributed net investment income                                      29,184
Accumulated net realized loss on investments
   and futures contracts                                               (223,717)
Net unrealized appreciation on investments                              306,728
Net unrealized appreciation on futures contracts                             52
Net unrealized appreciation on forward foreign
   currency contracts,foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                                        132
                                                                    -----------
Net Assets                                                          $ 1,749,553
                                                                    ===========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,749,553,024 / 155,493,193 shares)                                 $11.25
                                                                         ======

* Non-Income Producing Security

+ See Note 3 in Notes to Financial Statements

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.

(B) This security or a partial position of this security is on loan at November 30, 2004 (see Note 9) The total value of securities on loan at November 30, 2004 was $275,944,694.

(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of November 30, 2004 was $290,465,783. (See Note 9)

(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

(E) The rate reported is the effective yield at time of purchase.

(F) Variable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect as of November 30, 2004.

ADR -- American Depositary Receipt

CHF -- Swiss Franc

Cl -- Class

CV -- Convertible

EUR -- Euro

FDR -- Fiduciary Depositary Receipt

GDR -- Global Depositary Receipt

JPY -- Japanese Yen

MTN -- Medium Term Note

NY -- New York

SEK -- Swedish Krona

Ser -- Series


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

November 30, 2004 (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       CORE FIXED                           EXTENDED
                                                                                           INCOME     LONG DURATION         DURATION
                                                                                             FUND         BOND FUND        BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments at value (Cost $4,455,819, $23,696 and $37,368, respectively)           $4,483,776           $23,846          $37,925
   Repurchase agreements (Cost $565,518, $0 and $0, respectively)                         565,518                --               --
   Cash                                                                                     1,101                --               --
   Foreign currency, at value (Cost $1, $0 and $0, respectively)                                1                --               --
   Receivable for investment securities sold                                              314,627            12,127           10,514
   Receivable for capital shares sold                                                      32,535               894               --
   Unrealized gain on forward foreign currency contracts                                       14                --               --
   Dividends and interest receivable                                                       26,791               555            1,101
   Unrealized gain on swap contracts                                                           --                --              656
   Other assets                                                                               372                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                                         5,424,735            37,422           50,196
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable upon return on securities loaned                                             1,049,160                --               --
   Payable for investment securities purchased                                            560,168                --            9,653
   Payable for capital shares redeemed                                                      7,758                27              100
   Income distribution payable                                                                164                --               --
   Options written, at fair value (premiums received $855, $0 and $0, respectively)           377                --               --
   Unrealized loss on forward foreign currency contracts                                    1,096                --               --
   Investment advisory fees payable                                                           387                 4                5
   Trustees' fees payable                                                                      14                --               --
   Accrued expense payable                                                                    155                 3                2
------------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                                    1,619,279                34            9,760
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets                                                                    $3,805,456           $37,388          $40,436
------------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
   Paid in Capital
      (unlimited authorization ---- no par value)                                      $3,738,826           $36,650          $39,194
   Undistributed net investment income                                                        250                --               --
   Accumulated net realized gain on investments, options, futures contracts
      and swap contracts                                                                   38,697               588               29
   Net unrealized appreciation on investments and options                                  28,435               150              557
   Net unrealized depreciation on futures contracts                                          (836)               --               --
   Net unrealized appreciation on swap contracts                                               --                --              656
   Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities
      denominated in foreign currencies                                                        84                --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total Net Assets -- 100.0%                                                          $3,805,456           $37,388          $40,436
------------------------------------------------------------------------------------------------------------------------------------

   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($3,805,456,262 / 366,597,608 shares),
      ($37,388,204 / 3,672,455 shares) and
      ($40,436,378 / 3,872,585 shares), respectively                                       $10.38            $10.18           $10.44
====================================================================================================================================

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      81

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS ($ Thousands)

For the six-month period ended November 30, 2004 (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                                                LARGE CAP
                                                                              DISCIPLINED      LARGE CAP
                                                                LARGE CAP          EQUITY          INDEX
                                                                     FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                     $ 18,255        $ 29,416        $ 3,297
   Dividends from Affiliated Registered Investment Company            225             100             11
   Interest                                                           265             506             54
   Security Lending Income -- Net                                      51              53             --
   Less: Foreign Taxes Withheld                                        (8)             (1)            --
---------------------------------------------------------------------------------------------------------
   Total Investment Income                                         18,788          30,074          3,362
---------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                         3,465           5,325            249
   Administration Fees                                                433             666             74
   Shareholder Service Fees*                                            1              --             --
   Custodian fees/Wire agent                                           90              57             11
   Professional Fees                                                   37              47              6
   Printing Fees                                                       17              19              3
   Trustees Fees                                                       15              15              2
   Registration Fees                                                   --              46              1
   Litigation Fees (See Note 10)                                       --              --             --
   Other Expenses                                                      26              33              7
---------------------------------------------------------------------------------------------------------
   Total Expenses                                                   4,084           6,208            353
---------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                     (1,378)         (1,255)           (81)
      Administration Fees                                            (433)           (666)           (73)
---------------------------------------------------------------------------------------------------------
   Net Expenses                                                     2,273           4,287            199
---------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                           16,515          25,787          3,163
---------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
      Investments                                                  17,001         (18,203)            43
      Future Contracts                                              2,253            (297)           195
      Written Options                                                  --              --             --
      Swap Contracts                                                   --              --             --
      Foreign Currency Transactions                                    --              --             --
   Net Change in Unrealized Appreciation
      (Depreciation) on:
      Investments                                                  72,119         167,908         14,275
      Future Contracts                                                465           3,292            215
      Written Options                                                  --              --             --
      Swap Contracts                                                   --              --             --
      Foreign Currency and Translation
         of Other Assets and Liabilities
         Denominated iForeign Currencies                               --              --             --
---------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                            $108,353        $178,487        $17,891
---------------------------------------------------------------------------------------------------------

* Fees are incurred at the Class T level only.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------

                                                                             SMALL/MID     CORE FIXED
                                                               SMALL CAP    CAP EQUITY         INCOME
                                                                    FUND          FUND           FUND
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                    $  6,588       $ 2,298       $     36
   Dividends from Affiliated Registered Investment Company           347           142            285
   Interest                                                          378           154         68,512
   Security Lending Income -- Net                                    245            63            406
   Less: Foreign Taxes Withheld                                       (6)           (4)            --
------------------------------------------------------------------------------------------------------
   Total Investment Income                                         7,552         2,653         69,239
------------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                        4,413         1,551          5,326
   Administration Fees                                               339           119            888
   Shareholder Service Fees*                                           1            --             --
   Custodian fees/Wire agent                                          50            13            121
   Professional Fees                                                  28             9             34
   Printing Fees                                                      12             4             28
   Trustees Fees                                                      10             3             23
   Registration Fees                                                  --             8             13
   Litigation Fees (See Note 10)                                      --            --             39
   Other Expenses                                                     20             9            122
------------------------------------------------------------------------------------------------------
   Total Expenses                                                  4,873         1,716          6,594
------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                      (847)          (80)        (3,049)
      Administration Fees                                           (339)         (119)          (888)
------------------------------------------------------------------------------------------------------
   Net Expenses                                                    3,687         1,517          2,657
------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                           3,865         1,136         66,582
------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
      Investments                                                 22,607         2,912         28,948
      Future Contracts                                             1,591           847          1,771
      Written Options                                                 --            --          2,760
      Swap Contracts                                                  --            --             --
      Foreign Currency Transactions                                   --            --            357
   Net Change in Unrealized Appreciation
      (Depreciation) on:
      Investments                                                121,334        52,517         31,565
      Future Contracts                                             3,336           (55)          (212)
      Written Options                                                 --            --           (654)
      Swap Contracts                                                  --            --             --
      Foreign Currency and Translation
         of Other Assets and Liabilities
         Denominated iForeign Currencies                              --            --             84
------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                           $152,733       $57,357       $131,201
------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                                   LONG     EXTENDED
                                                               DURATION     DURATION   INTERNATIONAL
                                                                   BOND         BOND          EQUITY
                                                                   FUND         FUND            FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends                                                     $   --       $   --        $ 15,129
   Dividends from Affiliated Registered Investment Company            5            7             120
   Interest                                                         678          915              --
   Security Lending Income -- Net                                    --           --             991
   Less: Foreign Taxes Withheld                                      --           --          (1,767)
----------------------------------------------------------------------------------------------------
   Total Investment Income                                          683          922          14,473
----------------------------------------------------------------------------------------------------

EXPENSES:
   Investment Advisory Fees                                          38           51           3,885
   Administration Fees                                                6            9             385
   Shareholder Service Fees*                                         --           --              --
   Custodian fees/Wire agent                                          2            3             119
   Professional Fees                                                 --            1              28
   Printing Fees                                                     --            1              12
   Trustees Fees                                                     --           --              10
   Registration Fees                                                  1            1              --
   Litigation Fees (See Note 10)                                     --           --              --
   Other Expenses                                                     4            4              28
----------------------------------------------------------------------------------------------------
   Total Expenses                                                    51           70           4,467
----------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Investment Advisory Fees                                      (20)         (26)           (612)
      Administration Fees                                            (6)          (9)           (385)
----------------------------------------------------------------------------------------------------
   Net Expenses                                                      25           35           3,470
----------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                            658          887          11,003
----------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
      (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
      Investments                                                   607          505          29,726
      Future Contracts                                               --           --            (617)
      Written Options                                                --           --              --
      Swap Contracts                                                 --          276              --
      Foreign Currency Transactions                                  --           --             895
   Net Change in Unrealized Appreciation
      (Depreciation) on:
      Investments                                                   279        1,200         145,469
      Future Contracts                                               --           --             642
      Written Options                                                --           --              --
      Swap Contracts                                                 --        1,205              --
      Foreign Currency and Translation
         of Other Assets and Liabilities
         Denominated iForeign Currencies                             --           --             175
----------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                            $1,544       $4,073        $187,293
----------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      83

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the periods ended November 30, 2004 (Unaudited) and May 31, 2004

------------------------------------------------------------------------------------------------------------------------------
                                                                                                          LARGE CAP
                                                                                                         DISCIPLINED
                                                                LARGE CAP FUND                          EQUITY FUND(2)
------------------------------------------------------------------------------------------------------------------------------
                                                             6/1/04           6/1/03              6/1/04             8/28/03
                                                          to 11/30/04       to 5/31/04         to 11/30/04          to 5/31/04
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                   $   16,515      $    34,019          $   25,787          $   11,424
   Net Realized Gain (Loss) from Investments,
      Written Options, Futures Contracts and
      Swap Contracts                                           19,254          380,926(4)          (18,500)             12,121
   Net Realized Gain on Foreign Currency
      Transactions                                                 --               --                  --                  --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written Options,
      Futures Contracts and Swap Contracts                     72,584           64,021             171,200              60,817
   Net Change in Unrealized Appreciation
      on Foreign Currencies, and Translation
      of Other Assets and Liabilities
      Denominated in Foreign Currency                              --               --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations                               108,353          478,966             178,487              84,362
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
      Class A                                                 (11,742)         (37,006)            (16,363)             (6,738)
      Class T                                                      (5)              (2)                 --                  --
   Net Realized Gains
      Class A                                                      --               --                  --              (2,310)
      Class T                                                      --               --                  --                  --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                          (11,747)         (37,008)            (16,363)             (9,048)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                             127,329        1,040,314(6)          742,031(6)        2,321,249(6)
      Reinvestment of Dividends & Distributions                11,348           36,168              16,305               9,027
      Cost of Shares Redeemed                                (246,991)      (2,739,017)(7)        (144,989)           (120,549)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                              (108,314)      (1,662,535)            613,347           2,209,727
------------------------------------------------------------------------------------------------------------------------------
   CLASS T:
      Proceeds from Shares Issued                               1,475                1                  --                  --
      Reinvestment of Dividends & Distributions                     5                2                  --                  --
      Cost of Shares Redeemed                                  (1,483)            (221)                 --                  --
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class T Transactions                                    (3)            (218)                 --                  --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                        (108,317)      (1,662,753)            613,347           2,209,727
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                      (11,711)      (1,220,795)            775,471           2,285,041
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                      1,787,881        3,008,676           2,285,041                  --
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                           $1,776,170      $ 1,787,881          $3,060,512          $2,285,041
==============================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at Period End                 $    8,300      $     3,532          $   14,110          $    4,686
==============================================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.

(2)   The Large Cap Disciplined Equity Fund commenced operations on August 28,
      2003.

(3)   The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.

(4)   Includes realized gain of $48,900 due to in-kind redemption (see note 8).

(5)   Includes realized gain of $17,934 due to in-kind redemption (see note 8).

(6) Includes subscriptions as a result of in-kind transfers of securities (see note 8).

(7) Includes redemptions as a result of in-kind transfers of securities (see note 8).

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------------
                                                                    LARGE CAP
                                                                   INDEX FUND                         SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                             6/1/04           6/1/03              6/1/04           6/1/03
                                                          to 11/30/04       to 5/31/04         to 11/30/04       to 5/31/04
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                     $  3,163        $   3,964          $    3,865       $    5,983
   Net Realized Gain (Loss) from Investments,
      Written Options, Futures Contracts and
      Swap Contracts                                              238             (223)             24,198          322,159(5)
   Net Realized Gain on Foreign Currency
      Transactions                                                 --               --                  --               --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written Options,
      Futures Contracts and Swap Contracts                     14,490           37,832             124,670           22,724
   Net Change in Unrealized Appreciation
      on Foreign Currencies, and Translation
      of Other Assets and Liabilities
      Denominated in Foreign Currency                              --               --                  --               --
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations                                17,891           41,573             152,733          350,866
-------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
      Class A                                                  (2,274)          (3,562)             (2,802)          (6,425)
      Class T                                                      --               --                  --               --
   Net Realized Gains
      Class A                                                      --             (533)                 --          (45,512)
      Class T                                                      --               --                  --               (8)
-------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                           (2,274)          (4,095)             (2,802)         (51,945)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                              27,270          228,588(6)          189,060          394,135(6)
      Reinvestment of Dividends & Distributions                 2,264            4,076               2,682           49,709
      Cost of Shares Redeemed                                 (19,928)        (128,043)            (70,900)        (627,395)(7)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                                 9,606          104,621             120,842         (183,551)
-------------------------------------------------------------------------------------------------------------------------------
   CLASS T:
      Proceeds from Shares Issued                                  --               --                 527               --
      Reinvestment of Dividends & Distributions                    --               --                  --                8
      Cost of Shares Redeemed                                      --               --                (570)             (39)
-------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class T Transactions                                    --               --                 (43)             (31)
-------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                           9,606          104,621             120,799         (183,582)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                       25,223          142,099             270,730          115,339
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                        284,711          142,612           1,309,460        1,194,121
-------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                             $309,934        $ 284,711          $1,580,190       $1,309,460
===============================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at Period End                   $  1,590        $     701          $    1,225       $      162
===============================================================================================================================

------------------------------------------------------------------------------------------------------------------------------
                                                                   SMALL/MID CAP                           CORE FIXED
                                                                   EQUITY FUND(3)                          INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
                                                             6/1/04             12/15/03             6/1/04           6/1/03
                                                          to 11/30/04          to 5/31/04         to 11/30/04       to 5/31/04
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                     $  1,136            $    662          $   66,582       $  102,842
   Net Realized Gain (Loss) from Investments,
      Written Options, Futures Contracts and
      Swap Contracts                                            3,759               2,209              33,479           41,186
   Net Realized Gain on Foreign Currency
      Transactions                                                 --                  --                 357               --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written Options,
      Futures Contracts and Swap Contracts                     52,462              10,802              30,699         (104,786)
   Net Change in Unrealized Appreciation
      on Foreign Currencies, and Translation
      of Other Assets and Liabilities
      Denominated in Foreign Currency                              --                  --                  84               --
------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
      Resulting from Operations                                57,357              13,673             131,201           39,242
------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
      Class A                                                  (1,088)               (319)            (68,606)        (107,988)
      Class T                                                      --                  --                  --               --
   Net Realized Gains
      Class A                                                      --                  --                  --          (38,012)
      Class T                                                      --                  --                  --               --
------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                           (1,088)               (319)            (68,606)        (146,000)
------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                             139,157(6)          438,036(6)          877,866        1,559,032
      Reinvestment of Dividends & Distributions                 1,084                 318              67,513          143,168
      Cost of Shares Redeemed                                 (26,590)            (27,940)           (277,391)        (951,937)
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                               113,651             410,414             667,988          750,263
------------------------------------------------------------------------------------------------------------------------------
   CLASS T:
      Proceeds from Shares Issued                                  --                  --                  --               --
      Reinvestment of Dividends & Distributions                    --                  --                  --               --
      Cost of Shares Redeemed                                      --                  --                  --               --
------------------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets Derived
      from Class T Transactions                                    --                  --                  --               --
------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                         113,651             410,414             667,988          750,263
------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                      169,920             423,768             730,583          643,505
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                        423,768                  --           3,074,873        2,431,368
------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                             $593,688            $423,768          $3,805,456       $3,074,873
==============================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at Period End                   $    391            $    343          $      250       $      554
==============================================================================================================================


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      85

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the periods ended November 30, 2004 (Unaudited) and May 31, 2004

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  LONG                   EXTENDED
                                                                DURATION                 DURATION                INTERNATIONAL
                                                              BOND FUND(2)             BOND FUND(3)               EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                          6/1/04      4/21/04      6/1/04      4/21/04      6/1/04         6/1/03
                                                        to 11/30/04  to 5/31/04  to 11/30/04  to 5/31/04  to 11/30/04    to 5/31/04
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                  $   658      $   33      $   887      $   151    $   11,003    $   25,849
   Net Realized Gain (Loss) from Investments,
      Written Options, Futures Contracts and
      Swap Contracts                                          607         (19)         781         (116)       29,109       120,683
   Net Realized Gain on Foreign Currency
      Transactions                                             --          --           --           --           895            --
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Written Options,
      Futures Contracts and Swap Contracts                    279        (129)       2,405       (1,192)      146,111       222,071
   Net Change in Unrealized Appreciation
      (Depreciation) on Foreign Currencies, and
      Translation of Other Assets and Liabilities
      Denominated in Foreign Currency                          --          --           --           --           175           (76)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Net Assets Resulting from Operations                  1,544        (115)       4,073       (1,157)      187,293       368,527
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
      Class A                                                (658)        (33)      (1,437)        (237)           --       (23,331)
   Net Realized Gains
      Class A                                                  --          --           --           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                         (658)        (33)      (1,437)        (237)           --       (23,331)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
      Proceeds from Shares Issued                          30,373       6,432        9,740       28,944       305,388       413,693
      Reinvestment of Dividends & Distributions               657          33        1,434          237            --        22,998
      Cost of Shares Redeemed                                (845)         --       (1,161)          --      (134,204)     (566,908)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                            30,185       6,465       10,013       29,181       171,184      (130,217)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                      30,185       6,465       10,013       29,181       171,184      (130,217)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                              31,071       6,317       12,649       27,787       358,477       214,979
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                      6,317          --       27,787           --     1,391,076     1,176,097
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                          $37,388      $6,317      $40,436      $27,787    $1,749,553    $1,391,076
===================================================================================================================================
   Undistributed Net Investment Income
      Included in Net Assets at Period End                $    --      $   --      $    --      $    23    $   28,289    $   17,286
===================================================================================================================================

(1) See Note 4 in the Notes to Financial Statements for additional information.

(2)   The Long Duration Bond Fund commenced operations on April 21, 2004.

(3)   The Extended Duration Bond Fund commenced operations on April 21, 2004.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
86      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


For the period ended November 30, 2004 (Unaudited) and the periods ended May 31, For a share outstanding throughout each period

----------------------------------------------------------------------------------------------------------------------------------
                                                                   Net Realized
                                                                            and                                     Distributions
                                      Net Asset           Net        Unrealized                        Dividends             from
                                         Value,    Investment             Gains             Total       from Net         Realized
                                      Beginning        Income       (Losses) on              from     Investment          Capital
                                      of Period        (Loss)        Securities        Operations         Income            Gains
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2004*                                $ 14.47        $ 0.14(6)         $ 0.75(6)         $ 0.89         $(0.10)          $   --
   2004                                   12.41          0.18(6)           2.09(6)           2.27          (0.21)              --
   2003                                   13.82          0.16(6)          (1.41)(6)         (1.25)         (0.16)              --
   2002                                   16.31          0.15             (2.48)            (2.33)         (0.16)              --
   2001                                   19.48          0.17             (2.35)            (2.18)         (0.17)           (0.82)
   2000                                   18.82          0.20              1.48              1.68          (0.19)           (0.83)

Class T
   2004*                                $ 14.49        $ 0.07(6)         $ 0.68(6)         $ 0.75         $(0.05)          $   --
   2004                                   12.45          0.11(6)           2.06(6)           2.17          (0.13)              --
   2003(1)                                11.43          0.04(6)           1.02(6)           1.06          (0.04)              --

LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2004*                                $111.81        $ 1.08(6)         $ 5.83(6)         $ 6.91         $(0.69)          $   --
   2004(2)++                             100.00          0.66(6)          12.51(6)          13.17          (0.54)           (0.82)

LARGE CAP INDEX FUND
Class A
   2004*                                $ 99.12        $ 1.07(6)         $ 4.70(6)         $ 5.77         $(0.77)          $   --
   2004++                                 84.90          1.50(6)          14.28(6)          15.78          (1.37)           (0.19)
   2003++                                 93.40          1.10             (8.50)(7)         (7.40)         (1.10)              --
   2002(3)++                             100.00          0.20             (6.80)            (6.60)            --               --

SMALL CAP FUND
Class A
   2004*                                $ 14.70        $ 0.04(6)         $ 1.46(6)         $ 1.50         $(0.03)          $   --
   2004                                   11.60          0.06(6)           3.59(6)           3.65          (0.07)           (0.48)
   2003                                   12.53          0.07(6)          (0.94)(6)         (0.87)         (0.06)              --
   2002                                   13.02          0.06             (0.45)            (0.39)         (0.07)           (0.03)
   2001                                   13.66          0.08              0.96              1.04          (0.09)           (1.59)
   2000                                   11.35          0.09              2.30              2.39          (0.08)              --

Class T
   2004*                                $ 14.65        $ 0.01(6)         $ 1.44(6)         $ 1.45         $(0.01)          $   --
   2004                                   11.57         (0.01)(6)          3.58(6)           3.57          (0.01)           (0.48)
   2003(4)                                10.47          0.01(6)           1.11(6)           1.12          (0.02)              --

SMALL/MID CAP EQUITY FUND
Class A
   2004*                                $107.03        $ 0.26(6)         $11.85(6)         $12.11         $(0.25)          $   --
   2004(5)                               100.00          0.22(6)           6.93(6)           7.15          (0.12)              --

----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Ratio of Net
                                             Total                                                    Ratio of Net     Investment
                                         Dividends       Net Asset                      Net Assets        Expenses         Income
                                               and     Value, End         Total      End of Period      to Average     to Average
                                     Distributions      of Period       Return+      ($ Thousands)      Net Assets     Net Assets
----------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2004*                                    $(0.10)       $ 15.26          6.17%        $1,776,137            0.26%          1.90%
   2004                                      (0.21)         14.47         18.37          1,787,850            0.26           1.34
   2003                                      (0.16)         12.41         (8.98)         3,008,463            0.26           1.39
   2002                                      (0.16)         13.82        (14.36)         2,938,135            0.26           1.03
   2001                                      (0.99)         16.31        (11.54)         3,451,673            0.26           0.98
   2000                                      (1.02)         19.48          9.10          3,184,226            0.26           1.12

Class T
   2004*                                    $(0.05)       $ 15.19          5.20%        $       33            0.81%          1.00%
   2004                                      (0.13)         14.49         17.51                 31            0.81           0.76
   2003(1)                                   (0.04)         12.45          9.28                213            0.81           0.66

LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2004*                                    $(0.69)       $118.03          6.21%        $3,060,512            0.32%          1.93%
   2004(2)++                                 (1.36)        111.81         13.23          2,285,041            0.33           1.33

LARGE CAP INDEX FUND
Class A
   2004*                                    $(0.77)       $104.12          5.86%        $  309,934            0.13%          2.15%
   2004++                                    (1.56)         99.12         18.71            284,711            0.16           1.58
   2003++                                    (1.10)         84.90         (7.79)           142,612            0.20           1.67
   2002(3)++                                    --          93.40         (6.60)            39,763            0.20           1.30

SMALL CAP FUND
Class A
   2004*                                    $(0.03)       $ 16.17         10.22%        $1,579,998            0.54%          0.57%
   2004                                      (0.55)         14.70         31.76          1,309,254            0.54           0.45
   2003                                      (0.06)         11.60         (6.83)         1,193,935            0.54           0.67
   2002                                      (0.10)         12.53         (2.99)         1,102,199            0.54           0.54
   2001                                      (1.68)         13.02          8.39            857,278            0.54           0.63
   2000                                      (0.08)         13.66         21.06            774,284            0.53           0.73

Class T
   2004*                                    $(0.01)       $ 16.09          9.88%        $      192            1.09%          0.09%
   2004                                      (0.49)         14.65         31.07                206            1.09          (0.10)
   2003(4)                                   (0.02)         11.57         10.69                186            1.09           0.10

SMALL/MID CAP EQUITY FUND
Class A
   2004*                                    $(0.25)       $118.89         11.34%        $  593,688            0.63%          0.47%
   2004(5)                                   (0.12)        107.03          7.15            423,768            0.65           0.45

---------------------------------------------------------------
                                        Ratio of
                                        Expenses
                                      to Average
                                      Net Assets      Portfolio
                                      (Excluding       Turnover
                                        Waivers)           Rate
---------------------------------------------------------------
LARGE CAP FUND
Class A
   2004*                                    0.47%            22%
   2004                                     0.48            109
   2003                                     0.47             51
   2002                                     0.47             65
   2001                                     0.48            107
   2000                                     0.48             64

Class T
   2004*                                    1.02%            22%
   2004                                     1.03            109
   2003(1)                                  1.02             51

LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2004*                                    0.47%            35%
   2004(2)++                                0.47             67

LARGE CAP INDEX FUND
Class A
   2004*                                    0.24%             4%
   2004++                                   0.24              6
   2003++                                   0.25             12
   2002(3)++                                0.39              1

SMALL CAP FUND
Class A
   2004*                                    0.72%            47%
   2004                                     0.72            135
   2003                                     0.72             97
   2002                                     0.71            115
   2001                                     0.73            154
   2000                                     0.73            159

Class T
   2004*                                    1.27%            47%
   2004                                     1.27            135
   2003(4)                                  1.27             97

SMALL/MID CAP EQUITY FUND
Class A
   2004*                                    0.72%            53%
   2004(5)                                  0.73             51

  * For the six-month period ended November 30, 2004 (Unaudited). All ratios for the period have been annualized.

  + Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

 ++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.

(2) Commenced operations on August 28, 2003. All ratios for the period have been annualized.

(3) Commenced operations on April 1, 2002. All ratios for the period have been annualized.

(4) Commenced operations on November 26, 2002. All ratios for the period have been annualized.

(5) Commenced operations on December 15, 2003. All ratios for the period have been annualized.

(6) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(7) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      87

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


For the period ended November 30, 2004 (Unaudited) and the periods ended May 31, For a share outstanding throughout each period

---------------------------------------------------------------------------------------------------------------------------
                                                            Net Realized
                                                                     and                                     Distributions
                                Net Asset                     Unrealized                        Dividends             from
                                   Value,           Net            Gains             Total       from Net         Realized
                                Beginning    Investment      (Losses) on              from     Investment          Capital
                                of Period        Income       Securities        Operations         Income            Gains
---------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2004*                           $10.19         $0.19(2)        $ 0.20(2)         $ 0.39         $(0.20)          $   --
   2004                             10.61          0.38(2)         (0.26)(2)          0.12          (0.40)           (0.14)
   2003                             10.27          0.50             0.60              1.10          (0.50)           (0.26)
   2002                             10.49          0.54             0.06              0.60          (0.54)           (0.28)
   2001                              9.82          0.66             0.67              1.33          (0.66)              --
   2000                             10.22          0.61            (0.40)             0.21          (0.61)              --

LONG DURATION BOND FUND
Class A
   2004*                           $ 9.77         $0.26(2)        $ 0.41(2)         $ 0.67         $(0.26)          $   --
   2004(1)                          10.00          0.05(2)         (0.23)(2)         (0.18)         (0.05)              --

EXTENDED DURATION BOND FUND
   Class A
   2004*                           $ 9.53         $0.27(2)        $ 1.08(2)         $ 1.35         $(0.44)          $   --
   2004(1)                          10.00          0.05(2)         (0.44)(2)         (0.39)         (0.08)              --

INTERNATIONAL EQUITY FUND
Class A
   2004*                           $10.06         $0.07(2)        $ 1.12(2)         $ 1.19         $   --           $   --
   2004                              7.76          0.18(2)          2.28(2)           2.46          (0.16)              --
   2003                              9.21          0.13            (1.46)            (1.33)         (0.12)              --
   2002                             10.34          0.11            (1.14)            (1.03)         (0.10)              --
   2001                             13.61          0.17            (2.56)            (2.39)         (0.16)           (0.72)
   2000                             11.58          0.24             2.40              2.64          (0.14)           (0.47)

-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Ratio of Net
                                        Total                                                    Ratio of Net       Investment
                                    Dividends       Net Asset                      Net Assets        Expenses           Income
                                          and     Value, End         Total      End of Period      to Average       to Average
                                Distributions      of Period       Return+      ($ Thousands)      Net Assets       Net Assets
-------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2004*                               $(0.20)        $10.38          3.85%        $3,805,456            0.15%            3.74%
   2004                                 (0.54)         10.19          1.13          3,074,873            0.19**           3.62
   2003                                 (0.76)         10.61         11.10          2,431,368            0.18             4.79
   2002                                 (0.82)         10.27          6.43          2,354,581            0.18             5.67
   2001                                 (0.66)         10.49         13.92          2,131,474            0.18             6.47
   2000                                 (0.61)          9.82          2.07          1,999,815            0.18             6.20

LONG DURATION BOND FUND
Class A
   2004*                               $(0.26)        $10.18          6.94%        $   37,388            0.20%            5.13%
   2004(1)                              (0.05)          9.77         (1.78)             6,317            0.20             5.02

EXTENDED DURATION BOND FUND
   Class A
   2004*                               $(0.44)        $10.44         14.24%        $   40,436            0.20%            5.17%
   2004(1)                              (0.08)          9.53         (3.88)            27,787            0.20             5.17

INTERNATIONAL EQUITY FUND
Class A
   2004*                               $   --         $11.25         11.83%        $1,749,553            0.45%            1.43%
   2004                                 (0.16)         10.06         31.73          1,391,076            0.48             1.92
   2003                                 (0.12)          7.76        (14.43)         1,176,097            0.48             1.85
   2002                                 (0.10)          9.21         (9.93)         1,259,408            0.48             1.30
   2001                                 (0.88)         10.34        (18.21)         1,190,830            0.48             1.68
   2000                                 (0.61)         13.61         22.82          1,186,706            0.43             1.08

---------------------------------------------------------
                                  Ratio of
                                  Expenses
                                to Average
                                Net Assets      Portfolio
                                (Excluding       Turnover
                                  Waivers)           Rate
---------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2004*                              0.37%           280%
   2004                               0.38            532
   2003                               0.37            436
   2002                               0.36            365
   2001                               0.37            399
   2000                               0.40            383

LONG DURATION BOND FUND
Class A
   2004*                              0.41%           233%
   2004(1)                            0.57             31

EXTENDED DURATION BOND FUND
   Class A
   2004*                              0.40%           118%
   2004(1)                            0.44             42

INTERNATIONAL EQUITY FUND
Class A
   2004*                              0.58%            17%
   2004                               0.65             80
   2003                               0.68             58
   2002                               0.66             84
   2001                               0.67             71
   2000                               0.64             74

  * For the six-month period ended November 30, 2004 (Unaudited). All ratios for the period have been annualized.

 ** The expense ratio includes the litigation fees paid. Had these fees been excluded the ratio would have been 0.18%.

  + Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

 ++ Per share amounts have been adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.

(1) Commenced operations on April 21, 2004. All ratios for the period have been annualized.

(2) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.



--------------------------------------------------------------------------------
88      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. ORGANIZATION

SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Trust commenced operations on June 14, 1996.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering nine Funds: The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Bond, Extended Duration Bond, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified Funds. The Trust is registered to offer Class A shares of the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Bond, Extended Duration Bond and International Equity Funds, and Class T shares of Large Cap and Small Cap Funds. The assets of each Fund are aggregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

On March 9, 2004 and June 17, 2004, respectively, the Board of Trustees of the Funds approved the creation of the Global Equity and World Equity Ex-US Funds. As of November 30, 2004 these Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      89

--------------------------------------------------------------------------------

NOVEMBER 30, 2004




which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The International Equity Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity Fund will value the non-U.S. securities in its fund that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity, Core Fixed Income, Long Duration Bond and Extended Duration Bond Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Equity Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate,


--------------------------------------------------------------------------------
90      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. At the period ended November 30, 2004 the International Equity Fund did not have any forward foreign currency contracts outstanding.

FUTURES CONTRACTS -- Each of the funds utilized futures contracts during the period ended November 30, 2004 with the exception of the Extended and Long Duration Bond Funds. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Small/Mid Cap Equity and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

The following Funds had long (short) futures contracts open as of November 30, 2004:

----------------------------------------------------------------------------------------------------
                                          Number          Contract                        Unrealized
Contract                                      of             Value                       Gain (Loss)
Description                            Contracts     ($ Thousands)       Expiration    ($ Thousands)
----------------------------------------------------------------------------------------------------
LARGE CAP FUND
S&P 400 Index
   E-Mini                                     68         $   4,336         12/17/04          $    50
S&P 500 Composite
   Index                                     140            41,094         12/17/04              231
                                                                                             -------
                                                                                                 281
                                                                                             -------

LARGE CAP DISCIPLINED EQUITY FUND
S&P 500 Composite
   Index                                     315            92,460         12/17/04            3,653
                                                                                             -------

LARGE CAP INDEX FUND
S&P 500 Index
   E-Mini                                    131             7,690         12/17/04              343
                                                                                             -------

SMALL CAP FUND
Russell 2000 Index
   E-Mini                                    576            36,527         12/17/04            3,894
                                                                                             -------

----------------------------------------------------------------------------------------------------
                                          Number          Contract                        Unrealized
Contract                                      of             Value                       Gain (Loss)
Description                            Contracts     ($ Thousands)       Expiration    ($ Thousands)
----------------------------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
S&P 400 Index
   E-Mini                                    157            10,011         12/17/04          $   317
Russell 2000 Index
   E-Mini                                    231            14,649         12/17/04              621
                                                                                             -------
                                                                                                 938
                                                                                             -------

CORE FIXED INCOME FUND
90 Day Euro$                                 479         $ 116,289         03/16/05              100
90 Day Euro$                                 701           169,309         09/21/05               59
90 Day Euro$                                  71            17,086         03/15/06              (43)
U.S. 5 Year Note                             438            48,057         12/22/04             (217)
U.S. 5 Year Note                           1,329           144,633         03/23/05             (207)
U.S. 10 Year
   Agency Note                              (283)          (31,541)        12/22/04               83
U.S. 10 Year
   Agency Note                               127            14,065         03/23/05              (17)
U.S. Long Treasury
   Bond                                     (487)          (54,103)        12/22/04             (675)
U.S. Long Treasury
   Bond                                      (43)           (4,735)        03/23/05               81
                                                                                             -------
                                                                                                (836)
                                                                                             -------

INTERNATIONAL EQUITY FUND
J Euro Stoxx                                  60             2,293         12/19/04               62
FTSE 100 Index                                21             1,890         12/19/04               26
Hang Seng Index                                2               181         12/30/04                1
SPI 200 Index                                  6               457         12/19/04               27
Topix Index                                   14             1,492         12/14/04              (64)
                                                                                             -------
                                                                                                  52
                                                                                             -------

OPTION WRITING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Long Duration Bond, Extended Duration Bond and International Equity Funds also may invest in financial options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

Written options transactions entered into during the period ended November 30, 2004 are summarized as follows:


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      91

--------------------------------------------------------------------------------

NOVEMBER 30, 2004



--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
                                                                        Premium
                                        Number of Contracts       ($ Thousands)
--------------------------------------------------------------------------------
Balance at beginning of year                          2,820             $ 3,263
Written                                               2,626               2,115
Expired                                              (1,416)             (1,513)
Exercised                                                --                  --
Closing Buys                                         (2,804)             (3,010)
--------------------------------------------------------------------------------
Balance at end of year                                1,226             $   855
================================================================================
SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in market values are reflected as unrealized gains or losses during the term of the contract. Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market could affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements. The contracts are marked to market daily and the resulting changes in market values are reflected as unrealized gains and losses. The accrued interest receivable and payable are recorded daily and accounted for as realized gains and losses.

The Extended Duration Bond Fund had the following Swap Agreements open as of November 30, 2004:

                                                                 Net Unrealized
                                                   Notional        Depreciation
Description                                          Amount       ($ Thousands)
--------------------------------------------------------------------------------
Receive at fixed rate of 4.855%
and pay at floating rate based on 3 month LIBOR
(Counter Party: Credit Suisse First Boston)           3,850               $(103)
Receive at fixed rate of 5.689%
and pay at floating rate based on 3 month LIBOR
(Counter Party: Deutsche Bank)                       10,000                 467
Receive at fixed rate of 5.694%
and pay at floating rate based on 3 month LIBOR
(Counter Party: Credit Suisse First Boston)          13,300                 632
Receive at fixed rate of 5.134%
and pay at floating rate based on 3 month LIBOR
(Counter Party: Credit Suisse First Boston)           9,230                (340)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total                                                                     $ 656
================================================================================
LIBOR -- London InterBank Offering Rate

DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

ILLIQUID SECURITIES -- A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of the Funds. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and the Small/Mid Cap Equity Funds; declared daily and paid monthly for the Core Fixed Income, Long Duration Bond and the Extended Duration Bond Funds; and declared and paid at least annually for the International Equity Fund. Dividends and distributions are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT --The Trust and SEI Investments Fund Management (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. For the six months ended November 30, 2004, and until further notice, the Administrator has voluntarily agreed to waive all of its fee.

DISTRIBUTION AGREEMENT --The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to an Amended and Restated Distribution Agreement dated September 16, 2002 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.


--------------------------------------------------------------------------------
92      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly based on the average daily net assets of each Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for each Fund are as follows:
--------------------------------------------------------------------------------
                                                 Advisory     Voluntary Expense
                                                     Fees           Limitations
--------------------------------------------------------------------------------
Large Cap Fund Class A                              0.400%                0.260%
Large Cap Fund Class T                              0.400                 0.810
Large Cap Disciplined Equity Fund Class A           0.400                 0.300
Large Cap Index Fund Class A                        0.170                 0.120

--------------------------------------------------------------------------------
                                                 Advisory     Voluntary Expense
                                                     Fees           Limitations
--------------------------------------------------------------------------------
Small Cap Fund Class A                              0.650                 0.540
Small Cap Fund Class T                              0.650                 1.090
Small/Mid Cap Equity Fund Class A                   0.650                 0.600
Core Fixed Income Fund Class A                      0.300                 0.140
Long Duration Bond Fund Class A                     0.300                 0.200
Extended Duration Bond Fund Class A                 0.300                 0.200
International Equity Fund Class A                   0.505                 0.400

SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the
Funds:
--------------------------------------------------------------------------------
                                                              Currently Managing
                                                  Date of      a Portion of Fund
Investment Sub-Adviser                          Agreement                  (Y/N)
--------------------------------------------------------------------------------

LARGE CAP FUND
Alliance Capital Management, L.P.                10/02/00                      Y
Aronson + Johnson + Ortiz                        07/01/03                      Y
Franklin Portfolio Associates                    07/01/03                      Y
Goldman Sachs Asset Management                   01/24/03                      Y
LSV Asset Management                             06/14/96                      Y
McKinley Capital Management, Inc.                06/26/02                      Y
Montag & Caldwell, Inc.                          03/12/02                      Y
Peregrine Capital Management                     12/07/00                      Y
Transamerica Investment Management, LLC          09/17/01                      Y

LARGE CAP DISCIPLINED EQUITY FUND
Analytic Investors, Inc.                         07/01/03                      Y
Barclays Global Fund Advisors                    07/16/03                      Y
Enhanced Investment Technologies,
   LLC (Intech)                                  08/28/03                      Y
Quantitative Management Associates LLC           07/01/03                      Y

LARGE CAP INDEX FUND
Barclays Global Fund Advisors                    03/19/02                      Y

SMALL CAP FUND
Artisan Partners Limited Partnership             03/26/99                      Y
BlackRock Advisors, Inc.                         07/01/03                      Y
Lee Munder Investments Ltd.                      12/09/02                      Y
David J. Greene and Company, LLC                 08/14/01                      Y
Delaware Management Company                      07/01/03                      Y
LSV Asset Management                             03/28/97                      Y
McKinley Capital Management, Inc.                09/20/00                      Y
Martingale Asset Management, L.P.                12/09/02                      N
Mazama Capital Management, Inc.                  12/13/99                      Y
Security Capital Research and
   Management                                    05/14/02                      Y
Wellington Management Company                    03/14/02                      Y

SMALL/MID CAP EQUITY FUND
Artisan Partners Limited Partnership             11/05/03                      N
BlackRock Advisors, Inc.                         07/01/03                      Y
Delaware Management Company                      07/01/03                      Y
Integrity Asset Management, LLC                  05/18/04                      Y
Lee Munder Investments Ltd.                      12/15/03                      Y
LSV Asset Management                             12/15/03                      Y
Martingale Asset Management, L.P.                12/09/03                      Y
Mazama Capital Management, Inc.                  07/01/03                      Y
Security Capital Research and Management         07/01/03                      Y
Wellington Management Company LLP                12/15/03                      Y


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      93

--------------------------------------------------------------------------------

NOVEMBER 30, 2004



--------------------------------------------------------------------------------
                                                              Currently Managing
                                                  Date of      a Portion of Fund
Investment Sub-Adviser                          Agreement                  (Y/N)
--------------------------------------------------------------------------------

CORE FIXED INCOME FUND
BlackRock Advisors, Inc.                         06/14/96                      Y
Metropolitan West Asset Management, LLC          06/26/02                      Y
Wells Capital Management, Inc.                   09/30/03                      Y
Western Asset Management Company                 06/14/96                      Y

LONG DURATION BOND FUND
Metropolitan West Asset Management, LLC          03/31/04                      Y

EXTENDED DURATION BOND FUND
Metropolitan West Asset Management, LLC          03/31/04                      Y

INTERNATIONAL EQUITY FUND
Alliance Capital Management, L.P.                07/01/03                      Y
Capital Guardian Trust Company                   06/29/98                      Y
Fisher Investments, Inc.                         07/01/03                      Y
McKinley Capital Management                      07/01/03                      Y
Morgan Stanley Investment
   Management, Limited                           12/01/03                      Y

During the fiscal year ended May 31, 2004, the Small/Mid Cap Equity Fund was reimbursed by the Adviser for losses incurred of $720 due to the short position of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission ("SEC") rules. This amount is included in net realized gain/loss on the statement of operations and statement of changes. The reimbursement has no impact on the Fund's total return.

OTHER --The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the SEC rules. Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2004 were as follows ($Thousands):

Large Cap Fund                                                              $186
Small Cap Fund                                                               264
Small/Mid Cap Equity Fund                                                    101
International Equity Fund                                                    263
                                                                            ----
                                                                            $814
                                                                            ====

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.


LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Small Cap and Small/Mid Cap Equity Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2004 were as follows ($ Thousands):

Large Cap Fund                                                              $141
Small Cap Fund                                                               476
Small/Mid Cap Equity Fund                                                    150
                                                                            ----
                                                                            $767
                                                                            ====

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the investing Fund's total assets.


--------------------------------------------------------------------------------
94      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

---------------------------------------------------------------------------------------------------------------------------
                                                                              LARGE CAP
                                                                             DISCIPLINED                LARGE CAP
                                             LARGE CAP FUND                EQUITY FUND(3)               INDEX FUND
---------------------------------------------------------------------------------------------------------------------------
                                         6/1/04                        6/1/04                       6/1/04
                                       to 11/30/04     6/1/03        to 11/30/04       6/1/03     to 11/30/04     6/1/03
                                       (Unaudited)   to 5/31/04      (Unaudited)     to 5/31/04   (Unaudited)   to 5/31/04
---------------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                       8,840        76,149(1)       6,645(1)       21,739(1)       282         14,425(1)
      Shares Issued in Lieu of
      Dividends and Distributions           777         2,690            145             103           23            181
      Shares Redeemed                   (16,855)     (197,701)(2)     (1,297)         (1,404)        (200)        (3,082)
      Effect of Reverse Stock Split          --            --             --              --           --        (25,450)
---------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions            (7,238)     (118,862)         5,493          20,438          105        (13,926)
---------------------------------------------------------------------------------------------------------------------------
   Class T:
      Shares Issued                         103            --             --              --           --             --
      Shares Issued in Lieu of
      Dividends and Distributions            --            --             --              --           --             --
      Shares Redeemed                      (103)          (15)            --              --           --             --
---------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions                --           (15)            --              --           --             --
---------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Shares                     (7,238)     (118,877)         5,493          20,438          105        (13,926)
===========================================================================================================================

---------------------------------------------------------------
                                            SMALL CAP FUND
---------------------------------------------------------------
                                          6/1/04
                                       to 11/30/04     6/1/03
                                       (Unaudited)   to 5/31/04
---------------------------------------------------------------
Class A:
      Shares Issued                      13,274       28,179(1)
      Shares Issued in Lieu of
      Dividends and Distributions           179        3,557
      Shares Redeemed                    (4,850)     (45,613)(2)
      Effect of Reverse Stock Split          --           --
---------------------------------------------------------------
   Total Class A Transactions             8,603      (13,877)
---------------------------------------------------------------
   Class T:
      Shares Issued                          37           --
      Shares Issued in Lieu of
      Dividends and Distributions            --            1
      Shares Redeemed                       (39)          (3)
---------------------------------------------------------------
   Total Class T Transactions                (2)          (2)
---------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Shares                      8,601      (13,879)
===============================================================

---------------------------------------------------------------------------------------------------------------------
                                                                                                        LONG
                                           SMALL/MID CAP                 CORE FIXED                   DURATION
                                           EQUITY FUND(4)                INCOME FUND                BOND FUND(5)
---------------------------------------------------------------------------------------------------------------------
                                       6/1/04                       6/1/04                     6/1/04
                                     to 11/30/04       6/1/03     to 11/30/04      6/1/03    to 11/30/04     6/1/03
                                     (Unaudited)     to 5/31/04   (Unaudited)    to 5/31/04  (Unaudited)   to 5/31/04
---------------------------------------------------------------------------------------------------------------------
Class A:
      Shares Issued                    1,271(1)       4,221(1)       85,063       150,267       3,045          643
      Shares Issued in Lieu of
      Dividends and Distributions         10              3           6,511        13,849          64            4
      Shares Redeemed                   (246)          (265)        (26,876)      (91,277)        (83)          --
---------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions          1,035          3,959          64,698        72,839       3,026          647
---------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Shares                   1,035          3,959          64,698        72,839       3,026          647
---------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                             EXTENDED
                                             DURATION                 INTERNATIONAL
                                           BOND FUND(6)                EQUITY FUND
------------------------------------------------------------------------------------------
                                       6/1/04                     6/1/04
                                     to 11/30/04     6/1/03     to 11/30/04       6/1/03
                                     (Unaudited)   to 5/31/04   (Unaudited)     to 5/31/04
------------------------------------------------------------------------------------------
Class A:
      Shares Issued                      931          2,891        30,172         45,477
      Shares Issued in Lieu of
      Dividends and Distributions        138             25            --          2,393
      Shares Redeemed                   (112)            --       (12,986)       (61,144)
------------------------------------------------------------------------------------------
   Total Class A Transactions            957          2,916        17,186        (13,274)
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
      Capital Shares                     957          2,916        17,186        (13,274)
------------------------------------------------------------------------------------------

(1) Includes subscriptions as a result of in-kind transfers of securities (see note 8).

(2) Includes redemptions as a result of in-kind transfers of securities (see note 8).

(3) The Large Cap Disciplined Equity Fund commenced operations on August 28,
    2003.

(4) The Small/Mid Cap Equity Fund commenced operations on December 15, 2003.

(5) The Long Duration Bond Fund commenced operations on April 21, 2004.

(6) The Extended Duration Bond Fund commenced operations on April 21, 2004.

Amounts designated as "--" are zero or have been rounded to zero.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      95

--------------------------------------------------------------------------------

NOVEMBER 30, 2004


5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale and maturities of securities other than temporary cash investments, during the period ended November 30, 2004, was as follows:

------------------------------------------------------------------------------------
                                        U.S. Gov't            Other            Total
                                     ($ Thousands)    ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                                      $--       $  376,704       $  376,704
Sales                                           --          473,512          473,512

LARGE CAP DISCIPLINED EQUITY FUND
Purchases                                       --        1,513,187        1,513,187
Sales                                           --          905,086          905,086

LARGE CAP INDEX
Purchases                                       --           24,901           24,901
Sales                                           --           12,236           12,236

SMALL CAP FUND
Purchases                                       --          721,751          721,751
Sales                                           --          617,421          617,421

SMALL/MID CAP EQUITY FUND
Purchases                                       --          350,389          350,389
Sales                                           --          246,091          246,091

CORE FIXED INCOME FUND
Purchases                                8,361,280          745,548        9,106,828
Sales and Maturities                     8,212,646          464,882        8,677,528

LONG DURATION BOND FUND
Purchases                                   39,226           23,577           62,803
Sales and Maturities                        38,949            8,589           47,538

EXTENDED DURATION BOND FUND
Purchases                                   18,647           25,659           44,306
Sales and Maturities                        21,676           21,707           43,383

INTERNATIONAL EQUITY FUND
Purchases                                       --          473,922          473,922
Sales                                           --          252,110          252,110

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years or periods were as follows:
--------------------------------------------------------------------------------
                                       Ordinary       Long-term
                                         Income    Capital Gain            Total
                                  ($ Thousands)   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund              2004       $ 37,008         $    --         $ 37,008
                            2003         37,071              --           37,071
Large Cap
   Disciplined
   Equity Fund              2004          8,522             526            9,048
Large Cap Index
   Fund                     2004          4,083              12            4,095
                            2003            856              --              856
Small Cap Fund              2004         33,561          18,384           51,945
                            2003          6,233              --            6,233
Small/Mid Cap
   Equity Fund              2004            319              --              319
Core Fixed
   Income Fund              2004        143,425           2,575          146,000
                            2003        139,496          28,024          167,520
Long Duration
   Bond Fund                2004             33              --               33
Extended Duration
   Bond Fund                2004            237              --              237
International
   Equity Fund              2004         23,331              --           23,331
                            2003         17,101              --           17,101


--------------------------------------------------------------------------------
96      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

As of May 31, 2004, the components of Distributable Earnings/(Accumulated Losses) were as follows:

-----------------------------------------------------------------------------------------------------------------------------
                                     Undistributed      Accumulated           Capital               Post          Unrealized
                                          Ordinary        Long-Term              Loss            October        Appreciation
                                            Income     Capital Gain     Carryforwards             Losses      (Depreciation)
                                     ($ Thousands)    ($ Thousands)     ($ Thousands)      ($ Thousands)       ($ Thousands)
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                           $   3,513        $      --        $ (336,353)        $       --           $ (17,690)
Large Cap Disciplined Equity Fund           25,831            2,187                --                 --              47,296
Large Cap Index Fund                         1,010               --                --                 --              36,614
Small Cap Fund                              85,215           80,426                --                 --              68,130
Small/Mid Cap Equity Fund                    4,861               --                --                 --               8,493
Core Fixed Income Fund                      10,173            8,493                --                 --              (5,014)
Long Duration Bond Fund                         29               --               (16)                --                (132)
Extended Duration Bond Fund                    239               --              (213)                --              (1,204)
International Equity Fund                   22,054               --          (234,714)                --             137,743

-----------------------------------------------------------------------------
                                             Other                      Total
                                         Temporary    Distributable Earnings/
                                       Differences       (Accumulated Losses)
                                     ($ Thousands)              ($ Thousands)
-----------------------------------------------------------------------------
Large Cap Fund                           $      --                  $(350,530)
Large Cap Disciplined Equity Fund               --                     75,314
Large Cap Index Fund                            --                     37,624
Small Cap Fund                                  --                    233,771
Small/Mid Cap Equity Fund                       --                     13,354
Core Fixed Income Fund                      (9,617)                     4,035
Long Duration Bond Fund                        (29)                      (148)
Extended Duration Bond Fund                   (216)                    (1,394)
International Equity Fund                        3                    (74,914)

Post-October losses represent losses realized on investment transactions from November 1, 2003 through May 31, 2004 that, in accordance with Federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:
--------------------------------------------------------------------------------
                                                                           Total
                                                                    Capital Loss
                         Expires         Expires         Expires   Carryforwards
                            2012            2011            2010         5/31/04
                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund          $     --        $305,268        $ 31,085        $336,353
Long Duration
   Bond Fund                  16              --              --              16
Extended Duration
   Bond Fund                 213              --              --             213
International
   Equity Fund                --          93,799         140,915         234,714

During the period ended May 31, 2004, the Large Cap, Small Cap and International Equity Funds utilized $206,010,406, $71,613,554 and $32,071,347 of capital loss carryforwards, respectively, to offset capital gains.

The aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at November 30, 2004, were as follows:
--------------------------------------------------------------------------------
                                                                             Net
                                    Appreciated      Depreciated      Unrealized
                                     Securities       Securities    Appreciation
                                  ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                         $213,040        $(96,334)        $116,706
Large Cap Disciplined
   Equity Fund                          311,978         (83,614)         228,364
Large Cap Index                          61,149          (9,112)          52,037
Small Cap Fund                          303,479         (98,931)         204,548
Small/Mid Cap Fund                       78,805         (16,479)          62,326
Core Fixed Income Fund                   53,258         (25,301)          27,957
Long Duration Bond Fund                     299            (149)             150
Extended Duration Bond Fund              37,037         (36,480)             557
International Equity Fund               333,601         (26,873)         306,728

7. CONCENTRATION/RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income, Long Duration Bond and Extended Duration Bond Funds' investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. IN-KIND TRANSFERS OF SECURITIES

During the period ended November 30, 2004, the Large Cap Disciplined Equity and Small/Mid Cap Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.
--------------------------------------------------------------------------------
                                                     Shares
                                                     Issued                Value
--------------------------------------------------------------------------------
Large Cap Disciplined Equity Fund
      06/29/04                                      791,663         $ 89,822,081
      07/13/04                                    1,239,955          137,721,803
      09/23/04                                       72,121            7,980,872
Small/Mid Cap Fund
      06/29/04                                      139,224           15,180,964
      07/13/04                                      257,166           27,023,049


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      97

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)
NOVEMBER 30, 2004


During the year ended May 31, 2004, the Large Cap, Large Cap Disciplined Equity, Large Cap Index, Small Cap and Small/Mid Cap Equity Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.

--------------------------------------------------------------------------------------------------
                                                Shares
                                     Issued (Redeemed)                 Value           Gain (Loss)
--------------------------------------------------------------------------------------------------
Large Cap Fund
      07/31/03                               2,994,469         $  38,209,430           $        --
      08/19/03                             (10,589,035)         (136,386,776)           25,009,866
      09/18/03                             (10,513,539)         (138,673,573)           23,890,363
Large Cap Disciplined Equity Fund
      08/28/03                              18,232,037           182,320,373                    --
      09/30/03                               7,252,991            72,529,909                    --
      12/17/03                                 689,877            73,941,000                    --
      04/21/04                                 164,825            18,500,000                    --
Large Cap Index Fund
      07/31/03                              11,044,112            96,525,540                    --
Small Cap Fund
      09/26/03                              (7,191,278)          (92,767,488)           17,933,583
      01/15/04                               9,609,013           145,000,000                    --
Small/Mid Cap Equity Fund
      12/17/03                                 463,668            46,594,000                    --

9. SECURITIES LENDING

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

10. LITIGATION

The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs $4,310,636 which is approximately 70% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The litigation proceeded to jury trial against British Airport Authority in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.

11. OTHER

On November 30, 2004, number of shareholders below held the following percentage of the outstanding shares of the Funds.
--------------------------------------------------------------------------------
                                                  Number of    % of Outstanding
                                               Shareholders              Shares
--------------------------------------------------------------------------------
Large Cap Fund Class A                                    2               81.06%
Large Cap Fund Class T                                    1              100.00
Large Cap Disciplined Equity Fund Class A                 1               67.63
Large Cap Index Fund Class A                              1               99.55
Small Cap Class A                                         3               52.87
Small Cap Class T                                         1              100.00
Small/Mid Cap Equity Fund Class A                         1               61.05
Core Fixed Income Fund Class A                            1               65.18
Long Duration Bond Fund Class A                           2               97.60
Extended Duration Bond Fund Class A                       2              100.00
International Equity Fund Class A                         1               71.18

These shareholders are comprised of omnibus accounts, which are held on the behalf of several individual shareholders.

12. SUBSEQUENT INFORMATION

At a meeting held on December 9, 2004, the Board of Trustees of SEI Institutional Investments Trust approved the change of the Long Duration Bond and Extended Duration Bond Funds' names to the Long Duration Fund and Extended Duration Fund, respectively. Accordingly, effective on or about January 21, 2005, the name of the Long Duration Bond Fund will be changed to the Long Duration Fund and the name of the Extended Duration Bond Fund will be changed to the Extended Duration Fund.


--------------------------------------------------------------------------------
98      SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------



DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown do not apply to your specific investment.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004      99

--------------------------------------------------------------------------------



DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)


                                   BEGINNING      ENDING                 EXPENSE
                                    ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                     VALUE        VALUE       EXPENSE    DURING
                                    5/31/04      11/30/04     RATIOS     PERIOD*
--------------------------------------------------------------------------------
LARGE CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,061.70      0.26%      $1.34
Class T Shares                      1,000.00     1,052.00      0.81        4.17

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,023.76      0.26%      $1.32
Class T Shares                      1,000.00     1,021.01      0.81        4.10
--------------------------------------------------------------------------------
LARGE CAP DISCIPLINED EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,062.10      0.32%      $1.65

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,023.46      0.32%      $1.62
--------------------------------------------------------------------------------
LARGE CAP INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,058.60      0.13%      $0.67

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.42      0.13%      $0.66
--------------------------------------------------------------------------------
SMALL CAP FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,102.20      0.54%      $2.85
Class T Shares                      1,000.00     1,098.80      1.09        5.73

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,022.36      0.54%      $2.74
Class T Shares                      1,000.00     1,019.60      1.09        5.52
--------------------------------------------------------------------------------
SMALL/MID CAP EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,113.40      0.63%      $3.34

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,021.91      0.63%      $3.19


                                   BEGINNING      ENDING                 EXPENSE
                                    ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                     VALUE        VALUE       EXPENSE    DURING
                                    5/31/04      11/30/04     RATIOS     PERIOD*
--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,038.50      0.15%      $0.77

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.32      0.15%      $0.76
--------------------------------------------------------------------------------
LONG DURATION BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,069.40      0.20%      $1.04

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.07      0.20%      $1.01
--------------------------------------------------------------------------------
EXTENDED DURATION BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,142.40      0.20%      $1.07

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,024.07      0.20%      $1.01
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $1,010.80      0.45%      $2.27

HYPOTHETICAL 5% RETURN
Class A Shares                     $1,000.00    $1,022.81      0.45%      $2.28
--------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).


--------------------------------------------------------------------------------
100     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------



SHAREHOLDER VOTING RESULTS (Unaudited)


At a special meeting held on October 27, 2004, the shareholders of the SEI Institutional Investments Trust voted on the proposals listed below. The results of the voting were as follows:

PROPOSAL 1:       To elect Trustees of the Trust

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

                               Rosemarie B. Greco

Affirmative                482,445,113.044            67.685%          100.000%
Withhold                              .000              .000%             .000%

TOTAL                      482,445,113.044            67.685%          100.000%

                                  Nina Lesavoy

Affirmative                482,445,113.044            67.685%          100.000%
Withhold                              .000              .000%             .000%

TOTAL                      482,445,113.044            67.685%          100.000%

                                James M. Williams

Affirmative                482,445,113.044            67.685%          100.000%
Withhold                              .000              .000%             .000%

TOTAL                      482,445,113.044            67.685%          100.000%

PROPOSAL 2:       To approve eliminating or reclassifying certain fundamental policies and restrictions for all Funds.

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

                                 LARGE CAP FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

2(g)  Fundamental Policy Regarding Investments in Oil and Gas

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004     101

--------------------------------------------------------------------------------

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be Invested in Particular Types of Securities

Affirmative                 76,848,098.151            65.253%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                       76,848,098.151            65.253%          100.000%

                        LARGE CAP DISCIPLINED EQUITY FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                 15,613,199.304            67.608%           98.230%
Against                        281,268.000             1.218%            1.770%
Abstain                               .000              .000%             .000%

TOTAL                       15,894,467.304            68.826%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                 15,414,471.304            66.747%           96.980%
Against                        479,996.000             2.079%            3.020%
Abstain                               .000              .000%             .000%

TOTAL                       15,894,467.304            68.826%          100.000%

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                 15,414,471.304            66.747%           96.980%
Against                        479,996.000             2.079%            3.020%
Abstain                               .000              .000%             .000%

TOTAL                       15,894,467.304            68.826%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                 15,414,471.304            66.747%           96.980%
Against                        479,996.000             2.079%            3.020%
Abstain                               .000              .000%             .000%

TOTAL                       15,894,467.304            68.826%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                 15,414,471.304            66.747%           96.980%
Against                        479,996.000             2.079%            3.020%
Abstain                               .000              .000%             .000%

TOTAL                       15,894,467.304            68.826%          100.000%

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                 15,414,471.304            66.747%           96.980%
Against                        479,996.000             2.079%            3.020%
Abstain                               .000              .000%             .000%

TOTAL                       15,894,467.304            68.826%          100.000%

                              LARGE CAP INDEX FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                  2,464,113.000            85.715%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        2,464,113.000            85.715%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                  2,464,113.000            85.715%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        2,464,113.000            85.715%          100.000%

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                  2,464,113.000            85.715%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        2,464,113.000            85.715%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                  2,464,113.000            85.715%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        2,464,113.000            85.715%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                  2,464,113.000            85.715%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        2,464,113.000            85.715%          100.000%


--------------------------------------------------------------------------------
102     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                  2,464,113.000            85.715%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        2,464,113.000            85.715%          100.000%

                                 SMALL CAP FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                 60,672,753.882            68.903%           92.913%
Against                      4,628,174.457             5.256%            7.087%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(g)  Fundamental Policy Regarding Investments in Oil and Gas

Affirmative                 60,672,753.882            68.903%           92.913%
Against                      4,628,174.457             5.256%            7.087%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be Invested in Particular Types of Securities

Affirmative                 60,674,126.882            68.905%           92.915%
Against                      4,626,801.457             5.254%            7.085%
Abstain                               .000              .000%             .000%

TOTAL                       65,300,928.339            74.159%          100.000%

                            SMALL/MID CAP EQUITY FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                  2,970,367.656            66.765%           98.351%
Against                         49,792.000             1.119%            1.649%
Abstain                               .000              .000%             .000%

TOTAL                        3,020,159.656            67.884%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                  2,916,000.656            65.543%           96.551%
Against                        104,159.000             2.341%            3.449%
Abstain                               .000              .000%             .000%

TOTAL                        3,020,159.656            67.884%          100.000%


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004     103

--------------------------------------------------------------------------------

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                  2,916,000.656            65.543%           96.551%
Against                        104,159.000             2.341%            3.449%
Abstain                               .000              .000%             .000%

TOTAL                        3,020,159.656            67.884%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                  2,916,000.656            65.543%           96.551%
Against                        104,159.000             2.341%            3.449%
Abstain                               .000              .000%             .000%

TOTAL                        3,020,159.656            67.884%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                  2,916,000.656            65.543%           96.551%
Against                        104,159.000             2.341%            3.449%
Abstain                               .000              .000%             .000%

TOTAL                        3,020,159.656            67.884%          100.000%

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                  2,916,000.656            65.543%           96.551%
Against                        104,159.000             2.341%            3.449%
Abstain                               .000              .000%             .000%

TOTAL                        3,020,159.656            67.884%          100.000%

                             CORE FIXED INCOME FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                218,283,962.078            67.358%           95.540%
Against                     10,190,388.524             3.144%            4.460%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                218,266,419.078            67.352%           95.532%
Against                     10,207,931.524             3.150%            4.468%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                218,266,419.078            67.352%           95.532%
Against                     10,207,931.524             3.150%            4.468%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                218,266,419.078            67.352%           95.532%
Against                     10,207,931.524             3.150%            4.468%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                218,266,419.078            67.352%           95.532%
Against                     10,207,931.524             3.150%            4.468%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                218,283,962.078            67.358%           95.540%
Against                     10,190,388.524             3.144%            4.460%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

2(g)  Fundamental Policy Regarding Investments in Oil and Gas

Affirmative                218,266,419.078            67.352%           95.532%
Against                     10,207,931.524             3.150%            4.468%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                218,266,419.078            67.352%           95.532%
Against                     10,207,931.524             3.150%            4.468%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%


--------------------------------------------------------------------------------
104     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------




                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be Invested in Particular Types of Securities

Affirmative                222,171,563.361            68.557%           97.241%
Against                      6,302,787.241             1.945%            2.759%
Abstain                               .000              .000%             .000%

TOTAL                      228,474,350.602            70.502%          100.000%

                             LONG DURATION BOND FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                  3,284,167.000            99.907%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        3,284,167.000            99.907%          100.000%

2(b)  Fundamental Policy Regarding Concentration (FAILED)

Affirmative                    652,929.000            19.863%           19.881%
Against                      2,631,238.000            80.044%           80.119%
Abstain                               .000              .000%             .000%

TOTAL                        3,284,167.000            99.907%          100.000%

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities (FAILED)

Affirmative                    652,929.000            19.863%           19.881%
Against                      2,631,238.000            80.044%           80.119%
Abstain                               .000              .000%             .000%

2(d)  Fundamental Policy Regarding Lending (FAILED)

Affirmative                    652,929.000            19.863%           19.881%
Against                      2,631,238.000            80.044%           80.119%
Abstain                               .000              .000%             .000%

TOTAL                        3,284,167.000            99.907%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities
      (FAILED)

Affirmative                    652,929.000            19.863%           19.881%
Against                      2,631,238.000            80.044%           80.119%
Abstain                               .000              .000%             .000%

TOTAL                        3,284,167.000            99.907%          100.000%

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                  3,284,167.000            99.907%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        3,284,167.000            99.907%          100.000%

                           EXTENDED DURATION BOND FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                  3,345,163.000            99.324%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        3,345,163.000            99.324%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                  2,957,265.000            87.806%           88.404%
Against                        387,898.000            11.518%           11.596%
Abstain                               .000              .000%             .000%

TOTAL                        3,345,163.000            99.324%          100.000%

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                  2,957,265.000            87.806%           88.404%
Against                        387,898.000            11.518%           11.596%
Abstain                               .000              .000%             .000%

TOTAL                        3,345,163.000            99.324%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                  2,957,265.000            87.806%           88.404%
Against                        387,898.000            11.518%           11.596%
Abstain                               .000              .000%             .000%

TOTAL                        3,345,163.000            99.324%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                  2,957,265.000            87.806%           88.404%
Against                        387,898.000            11.518%           11.596%
Abstain                               .000              .000%             .000%

TOTAL                        3,345,163.000            99.324%          100.000%


--------------------------------------------------------------------------------
SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004     105

--------------------------------------------------------------------------------

SHAREHOLDER VOTING RESULTS (Unaudited) (Concluded)



                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                  3,345,163.000            99.324%          100.000%
Against                               .000              .000%             .000%
Abstain                               .000              .000%             .000%

TOTAL                        3,345,163.000            99.324%          100.000%

                            INTERNATIONAL EQUITY FUND

2(a)  Fundamental Policy Regarding Diversification

Affirmative                105,828,058.504            72.577%           89.547%
Against                      5,598,451.507             3.840%            4.737%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(b)  Fundamental Policy Regarding Concentration

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(c)  Fundamental Policies Regarding Borrowing and Senior Securities

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(d)  Fundamental Policy Regarding Lending

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(e)  Fundamental Policy Regarding Purchase of Real Estate and Commodities

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

                                                      % OF
                              NUMBER OF            OUTSTANDING       % OF SHARES
                                SHARES                SHARES           PRESENT
                              ---------            -----------       -----------

2(f)  Fundamental Policy Regarding Underwriting of Securities

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(g)  Fundamental Policy Regarding Investments in Oil and Gas

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(h) Fundamental Policy Making all Investment Limitations in Prospectus Fundamental

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%

2(i) Fundamental Policy Requiring That At Least 65% of a Fund's Assets be Invested in Particular Types of Securities

Affirmative                104,959,255.504            71.981%           88.812%
Against                      6,467,254.507             4.436%            5.472%
Abstain                      6,754,901.000             4.632%            5.716%

TOTAL                      118,181,411.011            81.049%          100.000%


--------------------------------------------------------------------------------
106     SEI Institutional Investments Trust/Semi-Annual Report/November 30, 2004

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

NOTES

--------------------------------------------------------------------------------

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2004




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
Nina Lesavoy
James M. Storey
George J. Sullivan, Jr.
James M. Williams


OFFICERS

Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

John J. McCue
VICE PRESIDENT

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

Thomas D. Jones, III
CHIEF COMPLIANCE OFFICER


INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Fund Management

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL

1 800 DIAL SEI

(1 800 342 5734)

[BACKGROUND GRAPHIC OMITTED]




SEI INVESTMENTS




SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)




SEI-F-120 (11/04)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to open-end investment management companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment management companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASERS OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Institutional Investments Trust


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer

Date:  January 21, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Edward D. Loughlin
                                             ----------------------
                                             Edward D. Loughlin
                                             Chief Executive Officer


Date:  January 21, 2005



By (Signature and Title)*                    /s/ Peter (Pedro) A. Rodriguez
                                             ------------------------------
                                             Peter (Pedro) A. Rodriguez
                                             Chief Financial Officer

Date January 21, 2005
* Print the name and title of each signing officer under his or her signature.